                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-03980
                 --------------------------------------------

                     Morgan Stanley Institutional Fund Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

            1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                RONALD E. ROBISON
            1221 AVENUE OF THE AMERICAS 34TH FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 1-800-221-6726
        ------------------------------------- ----------------------------

                        Date of fiscal year end:  9/30/04
                        ---------------------------------
                        Date of reporting period: 3/31/04
                        ------- -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                                    2004 SEMI-ANNUAL REPORT
[MORGAN STANLEY LOGO]
                                                    March 31, 2004

Morgan Stanley Institutional Fund Trust

EQUITY PORTFOLIOS

Equity
Mid Cap Growth
Strategic Small Value
U.S. Mid Cap Value
U.S. Small Cap Value
Value

                                                    2004 SEMI-ANNUAL REPORT

                                                    March 31, 2004 (unaudited)

TABLE OF CONTENTS

SHAREHOLDER'S LETTER ..........................................................2

STATEMENTS OF NET ASSETS

EQUITY PORTFOLIOS:

Equity ........................................................................3
Mid Cap Growth ................................................................5
Strategic Small Value .........................................................7
U.S. Mid Cap Value ............................................................9
U.S. Small Cap Value .........................................................11
Value ........................................................................14

STATEMENTS OF OPERATIONS .....................................................16
STATEMENTS OF CHANGES IN NET ASSETS ..........................................17
FINANCIAL HIGHLIGHTS .........................................................19
NOTES TO FINANCIAL STATEMENTS ................................................27
TRUSTEE AND OFFICER INFORMATION ..............................................31


This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call 1 (800) 354-8185. Please read the prospectus carefully before you invest or send money. Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

SHAREHOLDER'S LETTER


Dear Shareholders:

We are pleased to present to you the Fund's Semi-Annual Report for the six months ended March 31, 2004. Our Fund currently consists of 19 portfolios, providing investors with a broad array of equity, fixed- income, and balanced portfolios. The Fund's portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), and fixed income (e.g., short, medium, and long duration; investment grade and high yield).

Sincerely,


/s/ Ronald E. Robison

Ronald E. Robison

Executive Vice President and Principal Executive Officer

April 2004

                                                    2004 SEMI-ANNUAL REPORT

                                                    March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS

EQUITY PORTFOLIO

                                                                           VALUE
                                                           SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS (95.8%)
CONSUMER DISCRETIONARY (14.7%)
Clear Channel Communications, Inc.                         65,910      $   2,791
Hilton Hotels Corp.                                       148,540          2,414
Honda Motor Co., Ltd. ADR                              (c)119,350          2,762
Interpublic Group of Cos., Inc.                         (a)75,670          1,164
Kohl's Corp.                                            (a)25,800          1,247
Magna International, Inc., Class A                         28,400          2,249
McDonald's Corp.                                           43,100          1,231
Starwood Hotels & Resorts Worldwide, Inc.                  55,930          2,265
Target Corp.                                               27,650          1,245
Time Warner, Inc.                                      (a)250,700          4,227
Walt Disney Holding Co.                                   134,030          3,350
--------------------------------------------------------------------------------
                                                                          24,945
================================================================================
CONSUMER STAPLES (7.8%)
Altria Group, Inc.                                         22,200          1,209
Cadbury Schweppes plc ADR                               (c)47,500          1,527
Coca-Cola Co. (The)                                        33,010          1,660
Kimberly-Clark Corp.                                       45,200          2,852
Kraft Foods, Inc., Class A                                 37,850          1,212
Nestle S.A., (Registered) ADR                       (a),(c)19,060          1,215
PepsiCo, Inc.                                              36,690          1,976
Wal-Mart Stores, Inc.                                      28,650          1,710
--------------------------------------------------------------------------------
                                                                          13,361
================================================================================
ENERGY (11.2%)
BP plc ADR                                                 85,250          4,365
ConocoPhillips, Inc.                                       34,600          2,415
EOG Resources, Inc.                                        13,310            611
Exxon Mobil Corp.                                          63,890          2,657
Royal Dutch Petroleum Co. (NY Shares)                      55,240          2,628
Schlumberger Ltd.                                          67,860          4,333
Valero Energy Corp.                                        33,340          1,999
--------------------------------------------------------------------------------
                                                                          19,008
================================================================================
FINANCIAL SERVICES (24.1%)
A.G. Edwards, Inc.                                         26,290          1,028
Bank of America Corp.                                      20,880          1,691
Bank One Corp.                                             44,210          2,410
Chubb Corp.                                                62,130          4,321
Citigroup, Inc.                                            71,930          3,719
Fannie Mae                                                 37,630          2,798
Freddie Mac                                                62,480          3,690
Hartford Financial Services Group, Inc.                    53,480          3,407
J.P. Morgan Chase & Co.                                    71,710          3,008
Lehman Brothers Holdings, Inc.                             28,830          2,389
Merrill Lynch & Co., Inc.                                  48,050          2,862
Metlife, Inc.                                              43,930          1,567
PNC Financial Services Group, Inc.                         35,460          1,965
Prudential Financial, Inc.                                 53,320          2,388
Travelers Property Casualty Corp., Class A                148,950          2,555
Wachovia Corp.                                             26,300          1,236
--------------------------------------------------------------------------------
                                                                          41,034
================================================================================
HEALTH CARE (10.4%)
AstraZeneca plc ADR                                     (c)31,060          1,451
Bausch & Lomb, Inc.                                        44,940          2,695
Bristol-Myers Squibb Co.                                  219,470      $   5,318
CIGNA Corp.                                                27,000          1,594
Roche Holding Ltd. ADR                                  (a)27,280          2,665
Schering-Plough Corp.                                     132,780          2,154
Tenet Healthcare Corp.                                  (a)64,250            717
Wyeth                                                      27,710          1,040
--------------------------------------------------------------------------------
                                                                          17,634
================================================================================
INDUSTRIALS (6.8%)
Equifax, Inc.                                              96,090          2,481
Ingersoll-Rand Co., Class A                                23,400          1,583
Norfolk Southern Corp.                                    110,430          2,439
Northrop Grumman Corp.                                     14,000          1,378
Parker-Hannifin Corp.                                      29,390          1,660
Textron, Inc.                                               9,380            499
Union Pacific Corp.                                        25,940          1,552
--------------------------------------------------------------------------------
                                                                          11,592
================================================================================
INFORMATION TECHNOLOGY (7.5%)
Accenture Ltd., Class A                                 (a)38,880            964
Automatic Data Processing, Inc.                            34,230          1,438
Computer Associates International, Inc.                    27,800            747
First Data Corp.                                           39,990          1,686
Hewlett-Packard Co.                                        67,170          1,534
Intel Corp.                                                31,100            846
International Business Machines Corp.                      19,780          1,816
Microsoft Corp.                                            68,190          1,703
Nokia Oyj ADR                                           (c)99,820          2,024
--------------------------------------------------------------------------------
                                                                          12,758
================================================================================
MATERIALS (6.3%)
Bayer AG ADR                                              123,360          3,010
Consolidated Edison, Inc.                               (c)22,690          1,001
Dow Chemical Co. (The)                                     40,110          1,616
Newmont Mining Corp.                                       32,460          1,513
Phelps Dodge Corp.                                      (a)24,930          2,036
Temple-Inland, Inc.                                     (c)25,480          1,614
--------------------------------------------------------------------------------
                                                                          10,790
================================================================================
TELECOMMUNICATION SERVICES (3.7%)
AT&T Wireless Services, Inc.                            (a)61,500            837
SBC Communications, Inc.                                   34,700            851
Sprint Corp. (FON Group)                                  109,150          2,012
Verizon Communications, Inc.                               70,770          2,586
--------------------------------------------------------------------------------
                                                                           6,286
================================================================================
UTILITIES (3.3%)
Edison International Ltd.                                  46,350          1,126
Entergy Corp.                                              28,120          1,673
Exelon Corp.                                               22,930          1,579
FirstEnergy Corp.                                          33,800          1,321
--------------------------------------------------------------------------------
                                                                           5,699
================================================================================
  TOTAL COMMON STOCKS (COST $148,319)                                    163,107
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

EQUITY PORTFOLIO

                                                             FACE
                                                           AMOUNT          VALUE
                                                            (000)          (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (7.9%)
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (3.7%)
American Express Credit Corp.,
  1.10%, 4/15/04                                       $    (h)56      $      56
Beta Finance, Inc., 1.08%, 4/1/04                          (h)264            264
Canadian Imperial Bank N.Y., 1.11%, 4/1/04                  (h)94             94
Chase Credit Card Master Trust,
  1.10%, 4/15/04                                            (h)75             75
CIC NY, 1.11%, 7/30/04                                         94             94
CIT Group Holdings, 1.12%, 6/21/04                          (h)70             70
Credit Agricole N.Y.,
  1.07%, 4/1/04                                            (h)271            271
CS First Boston, N.Y., 1.04%, 4/2/04                          169            169
Dresdner Bank N.Y., 1.05%, 4/20/04                            189            189
Federal National Mortgage Association,
  1.13%, 4/14/04                                               83             83
Jackson National Life Global Funding,
  1.06%, 4/1/04                                             (h)95             95
Landesbank Hessen Thueringen London,
  1.50%, 11/19/04                                              94             94
Links Finance LLC, 1.08%, 4/1/04                            (h)94             94
Links Finance LLC, 1.09%, 4/1/04                           (h)151            151
Macquarie Bank Ltd., 1.18%, 6/24/04                         (h)83             83
Natexis Banques Populaires N.Y.,
  1.21%, 4/1/04                                            (h)151            151
Nationwide Building Society, 1.12%,
  6/28/04                                                  (h)219            219
Sears Credit Card Account Master,
  1.12%, 4/15/04                                           (h)151            151
Societe Generale London, 1.54%, 11/12/04                       94             94
Societe Generale N.Y., 1.07%, 4/1/04                       (h)183            183
Target Credit Card Master Trust,
  1.12%, 4/26/04                                           (h)149            149
UBS Securities LLC, 1.06%, 4/1/04                           2,968          2,968
Union Bank of Switzerland, Stamford,
  1.13%, 12/20/04                                             188            188
Wachovia Bank N.A., 1.13%, 4/1/04                          (h)189            189
Westdeutsche Landesbank N.Y.,
  1.09%, 4/1/04                                            (h)185            185
--------------------------------------------------------------------------------
                                                                           6,359
================================================================================
REPURCHASE AGREEMENT (4.2%)
J.P. Morgan Securities, Inc., 0.97%,
  dated 3/31/04, due 4/1/04,
  repurchase price $7,116                                (f)7,116          7,116
--------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $13,475)                             13,475
================================================================================
TOTAL INVESTMENTS (103.7%) (COST $161,794) --
  INCLUDING $6,858 OF SECURITIES LOANED                                  176,582
================================================================================

                                                           AMOUNT         AMOUNT
                                                            (000)          (000)
--------------------------------------------------------------------------------
OTHER ASSETS (0.3%)
  Dividends Receivable                                 $      342
  Receivable for Investments Sold                              93
  Other                                                         5      $     440
--------------------------------------------------------------------------------
LIABILITIES (-4.0%)
  Collateral on Securities Loaned, at Value                (6,359)
  Payable for Investment Advisory Fees                       (209)
  Payable for Investments Purchased                          (196)
  Payable for Administrative Fees                             (17)
  Payable for Trustees' Fees and Expenses                     (14)
  Payable for Custodian Fees                                   (5)
  Other Liabilities                                           (21)        (6,821)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $ 170,201
================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                        $ 256,884
Undistributed (Distributions in Excess of)
  Net Investment Income                                                      560
Accumulated Net Realized Gain (Loss)                                    (102,031)
Unrealized Appreciation (Depreciation) on
  Investments                                                             14,788
--------------------------------------------------------------------------------
NET ASSETS                                                             $ 170,201
================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                             $ 170,196
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 16,627,564 outstanding shares of
    beneficial interest (unlimited authorization, no
    par value)                                                         $   10.24
================================================================================
ADVISER CLASS:
NET ASSETS                                                             $       5
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 510 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                   $   10.21
================================================================================

(a)  Non-income producing security
(c)  All or a portion of security on loan at March 31, 2004.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2004.
ADR  American Depositary Receipt

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    2004 SEMI-ANNUAL REPORT

                                                    March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS

MID CAP GROWTH PORTFOLIO

                                                                           VALUE
                                                           SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.5%)
AUTO & TRANSPORTATION (1.8%)
C.H. Robinson Worldwide, Inc.                             299,877   $     12,445
Gentex Corp.                                              220,400          9,561
--------------------------------------------------------------------------------
                                                                          22,006
================================================================================
CONSUMER DISCRETIONARY (35.2%)
Apollo Group, Inc., Class A                            (a)209,100         18,006
Brascan Corp., Class A                                    320,484         12,903
Career Education Corp.                                 (a)108,800          6,162
Cheesecake Factory, Inc. (The)                         (a)267,100         12,321
Chico's FAS, Inc.                                      (a)268,573         12,462
ChoicePoint, Inc.                                      (a)287,661         10,940
Coach, Inc.                                            (a)289,920         11,884
Corporate Executive Board Co.                             126,700          5,955
DeVry, Inc.                                            (a)286,220          8,629
Dollar Tree Stores, Inc.                               (a)495,400         15,303
Electronic Arts, Inc.                                  (a)245,100         13,226
Getty Images, Inc.                                     (a)174,800          9,436
GTECH Holdings Corp.                                      459,241         27,159
Harman International Industries, Inc.                     152,900         12,171
International Game Technology                             308,304         13,861
Iron Mountain, Inc.                                    (a)281,225         12,551
ITT Educational Services, Inc.                         (a)100,474          3,135
Krispy Kreme Doughnuts, Inc.                           (a)124,900          4,289
MGM Mirage, Inc.                                       (a)134,800          6,112
Outback Steakhouse, Inc.                                  245,500         11,956
P.F. Chang's China Bistro, Inc.                        (a)246,800         12,416
Petsmart, Inc.                                            371,300         10,122
R.H. Donnelley Corp.                                   (a)209,200          9,770
Radio One, Inc., Class D                               (a)799,275         14,787
Royal Caribbean Cruises Ltd.                              854,294         37,674
Sonic Corp.                                            (a)193,100          6,619
Station Casinos, Inc.                                     837,200         36,979
Univision Communications, Inc., Class A                (a)718,275         23,710
Washington Post Co. (The), Class B                          6,500          5,749
Westwood One, Inc.                                     (a)304,825          8,977
Wynn Resorts Ltd.                                      (a)875,605         30,646
XM Satellite Radio Holdings, Inc., Class A             (a)216,200          6,054
--------------------------------------------------------------------------------
                                                                         431,964
================================================================================
CONSUMER STAPLES (0.5%)
Whole Foods Market, Inc.                                   78,800          5,906
--------------------------------------------------------------------------------
FINANCIAL SERVICES (6.5%)
Ameritrade Holding Corp.                               (a)634,700          9,774
Assurant, Inc.                                         (a)244,500          6,149
Chicago Mercantile Exchange (The)                          67,400          6,520
Doral Financial Corp.                                     181,307          6,382
Interactive Data Corp.                                 (a)452,700          8,049
Legg Mason, Inc.                                          127,600         11,839
Moody's Corp.                                              89,726          6,353
UCBH Holdings, Inc.                                       282,700         11,319
White Mountains Insurance Group Ltd.                       24,992         13,108
--------------------------------------------------------------------------------
                                                                          79,493
================================================================================
HEALTH CARE (19.9%)
Allergan, Inc.                                            136,485   $     11,487
Apogent Technologies, Inc.                             (a)291,600          8,946
Biogen Idec, Inc.                                      (a)222,600         12,377
C.R. Bard, Inc.                                           124,800         12,185
Caremark Rx, Inc.                                      (a)545,200         18,128
Celgene Corp.                                          (a)139,637          6,654
Charles River Laboratories International, Inc.         (a)178,800          7,662
Community Health Systems, Inc.                         (a)211,300          5,880
Dade Behring Holdings, Inc.                            (a)436,300         19,407
DaVita, Inc.                                           (a)128,800          6,150
Elan Corp. plc ADR                                     (a)212,000          4,371
Genzyme Corp.                                          (a)125,660          5,911
Gilead Sciences, Inc.                                  (a)108,900          6,073
IDEXX Laboratories, Inc.                               (a)121,200          6,893
Kinetic Concepts, Inc.                                 (a)151,000          6,772
Lincare Holdings, Inc.                                 (a)178,550          5,610
Omnicare, Inc.                                            132,800          5,887
Pacificare Health Systems, Inc.                        (a)163,800          6,478
Patterson Dental Co.                                   (a)182,600         12,528
Shire Pharmaceuticals plc ADR                          (a)201,900          5,942
St. Jude Medical, Inc.                                  (a)83,602          6,028
Stericycle, Inc.                                       (a)405,925         19,428
Taro Pharmaceutical Industries Ltd.                    (a)139,800          8,107
Varian Medical Systems, Inc.                           (a)175,555         15,152
VCA Antech, Inc.                                       (a)241,900          8,619
Zimmer Holdings, Inc.                                  (a)154,986         11,435
--------------------------------------------------------------------------------
                                                                         244,110
================================================================================
MATERIALS & PROCESSING (6.6%)
American Standard Cos., Inc.                            (a)53,800          6,120
Ecolab, Inc.                                              220,768          6,299
Freeport-McMoRan Copper & Gold, Inc.,
  Class B                                                 372,200         14,549
Mohawk Industries, Inc.                                (a)106,600          8,778
Phelps Dodge Corp.                                      (a)70,400          5,749
Placer Dome, Inc.                                         508,500          9,138
Plum Creek Timber Co., Inc.                               363,700         11,813
Rinker Group Ltd. ADR                                     231,400         12,294
Sealed Air Corp.                                       (a)111,077          5,524
--------------------------------------------------------------------------------
                                                                          80,264
================================================================================
OTHER ENERGY (6.4%)
BJ Services Co.                                        (a)267,800         11,587
Kinder Morgan, Inc.                                        97,600          6,151
Questar Corp.                                             163,500          5,958
Smith International, Inc.                              (a)241,128         12,903
Suncor Energy, Inc.                                       227,328          6,217
Ultra Petroleum Corp.                                (a)1,183,300         35,511
--------------------------------------------------------------------------------
                                                                          78,327
================================================================================
PRODUCER DURABLES (2.4%)
Fisher Scientific International, Inc.                  (a)116,700          6,423
Graco, Inc.                                               209,700          6,105
KLA-Tencor Corp.                                       (a)218,477         11,000
NVR, Inc.                                               (a)12,900          5,934
--------------------------------------------------------------------------------
                                                                          29,462
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

MID CAP GROWTH PORTFOLIO

                                                                           VALUE
                                                           SHARES          (000)
--------------------------------------------------------------------------------
TECHNOLOGY (17.4%)
Adobe Systems, Inc.                                       447,702   $     17,653
Altera Corp.                                           (a)530,200         10,843
Avaya, Inc.                                            (a)273,300          4,340
CDW Corp.                                                  88,364          5,974
Cognizant Technology Solutions Corp.                    (a)98,000          4,434
Corning, Inc.                                          (a)960,900         10,743
Crown Castle International Corp.                     (a)1,419,400         17,927
Dun & Bradstreet Corp.                                 (a)107,600          5,757
Global Payments, Inc.                                     193,700          8,732
Integrated Circuit Systems, Inc.                       (a)164,769          4,124
Juniper Networks, Inc.                                 (a)311,000          8,089
Lexmark International, Inc.                            (a)181,100         16,661
Marvell Technology Group Ltd.                          (a)216,352          9,747
Mercury Interactive Corp.                              (a)243,936         10,928
National Semiconductor Corp.                           (a) 99,700          4,430
Network Appliance, Inc.                                (a)630,100         13,516
QLogic Corp.                                           (a)104,528          3,450
Rambus, Inc.                                           (a)120,700          3,383
Red Hat, Inc.                                          (a)732,200         16,738
SunGard Data Systems, Inc.                             (a)283,779          7,776
Symantec Corp.                                         (a)388,238         17,975
Synopsys, Inc.                                         (a)363,216         10,519
--------------------------------------------------------------------------------
                                                                         213,739
================================================================================
UTILITIES (2.8%)
IDT Corp., Class B                                     (a)304,200          6,130
NII Holdings, Inc., Class B                            (a)179,460          6,286
NTL, Inc.                                              (a)373,641         22,213
--------------------------------------------------------------------------------
                                                                          34,629
================================================================================
  TOTAL COMMON STOCKS (COST $1,067,413)                                1,219,900
================================================================================

                                                             FACE
                                                           AMOUNT
                                                            (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (0.9%)
REPURCHASE AGREEMENT (0.9%)
J.P. Morgan Securities, Inc., 0.97%,
  dated 3/31/04, due 4/1/04,
  repurchase price $10,975
  (COST $10,975)                                     $  (f)10,975         10,975
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.4%) (COST $1,078,388)                           1,230,875
================================================================================

                                                           AMOUNT         AMOUNT
                                                            (000)          (000)
--------------------------------------------------------------------------------
OTHER ASSETS (1.0%)
  Receivable for Investments Sold                    $     11,659
  Dividends Receivable                                        118
  Foreign Withholding Tax Reclaim
    Receivable                                                  2
  Other                                                        30   $     11,809
--------------------------------------------------------------------------------
LIABILITIES (-1.4%)
  Payable for Investments Purchased                       (15,140)
  Payable for Investment Advisory Fees                     (1,463)
  Payable for Distribution Fees --
    Adviser Class                                            (139)
  Payable for Administrative Fees                             (94)
  Payable for Trustees' Fees and Expenses                     (52)
  Payable for Custodian Fees                                  (16)
  Other Liabilities                                           (48)       (16,952)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $  1,225,732
================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                     $  2,225,062
Undistributed Net Investment Income
  (Accumulated Net Investment Loss)                                       (2,322)
Accumulated Net Realized Gain (Loss)                                  (1,149,495)
Unrealized Appreciation (Depreciation) on
  Investments                                                            152,487
--------------------------------------------------------------------------------
NET ASSETS                                                          $  1,225,732
================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                          $    559,170
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 30,789,953 outstanding shares of
    beneficial interest (unlimited authorization,
    no par value)                                                   $      18.16
================================================================================
ADVISER CLASS:
NET ASSETS                                                          $    666,562
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 37,468,890 outstanding shares of
    beneficial interest (unlimited authorization, no
    par value)                                                      $      17.79
================================================================================

(a)  Non-income producing security
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
ADR  American Depositary Receipt

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    2004 SEMI-ANNUAL REPORT

                                                    March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS

STRATEGIC SMALL VALUE PORTFOLIO

                                                                           VALUE
                                                           SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS (95.9%)
BASIC RESOURCES (6.3%)
Albany International Corp., Class A                        25,700       $    691
Apex Silver Mines Ltd.                                  (a)25,200            569
Cytec Industries, Inc.                                     20,900            743
FMC Corp.                                                (a)4,400            188
Hercules, Inc.                                           (a)9,200            106
OM Group, Inc.                                          (a)20,300            617
Reliance Steel & Aluminum Co.                              23,700            833
Schulman, Inc., Class A                                     6,400            126
Steel Dynamics, Inc.                                     (a)5,400            134
--------------------------------------------------------------------------------
                                                                           4,007
================================================================================
CONSUMER DURABLES (3.1%)
Furniture Brands International, Inc.                       10,600            341
Lojack Corp.                                            (a)49,700            377
Strattec Security Corp.                                  (a)7,000            445
Tower Automotive, Inc.                                 (a)158,700            800
--------------------------------------------------------------------------------
                                                                           1,963
================================================================================
CONSUMER SERVICES (8.8%)
Ambassadors Group, Inc.                                    22,400            554
Banta Corp.                                                12,500            579
Intrawest Corp.                                            70,100          1,192
Isle of Capri Casinos, Inc.                              (a)9,200            231
Journal Communications, Inc., Class A                      17,800            356
La Quinta Corp.                                         (a)48,100            363
Nexstar Broadcasting Group, Inc., Class A               (a)37,300            436
R.H. Donnelley Corp.                                     (a)6,900            322
Saga Communications, Inc., Class A                      (a)31,600            589
Sinclair Broadcast Group, Inc., Class A                 (a)80,000          1,000
--------------------------------------------------------------------------------
                                                                           5,622
================================================================================
ENERGY (12.1%)
Cabot Oil & Gas Corp.                                      14,600            446
Denbury Resources, Inc.                                 (a)72,100          1,216
Remington Oil & Gas Corp.                               (a)29,400            581
Southwest Gas Corp.                                        16,600            388
St. Mary Land & Exploration Co.                            18,800            629
Stone Energy Corp.                                      (a)52,400          2,592
Superior Energy Services, Inc.                          (a)54,900            553
Universal Compression Holdings, Inc.                    (a)38,400          1,263
--------------------------------------------------------------------------------
                                                                           7,668
================================================================================
FINANCIAL SERVICES (22.2%)
Anthracite Capital, Inc. REIT                              40,900            521
BankAtlantic Bancorp, Inc., Class A                        20,400            346
Capital Automotive REIT                                    18,300            646
CarrAmerica Realty Corp. REIT                              15,600            529
CCC Information Services Group, Inc.                    (a)31,260            556
Community First Bankshares, Inc.                           24,000            771
Conseco, Inc.                                           (a)28,800            667
Direct General Corp.                                        6,000            217
Downey Financial Corp.                                      6,400            339
Falcon Financial Investment Trust                       (a)41,600            386
First Niagara Financial Group, Inc.                        34,100            465
LNR Property Corp.                                         21,500          1,151
MAF Bancorp, Inc.                                          12,700            552
MB Financial Corp.                                         11,100       $    433
NY Magic, Inc.                                             15,400            390
Oriental Financial Group, Inc.                             11,500            366
Parkway Properties, Inc. REIT                              12,000            561
Penn-America Group, Inc.                                   35,900            526
Platinum Underwriters Holdings Ltd.                        10,700            343
ProAssurance Corp.                                      (a)22,800            798
Provident Bancorp, Inc.                                    34,100            404
Provident Bankshares Corp.                                 13,500            424
Reinsurance Group of America, Inc.                         28,200          1,155
Texas Regional Bancshares, Inc.                            13,700            583
Triad Guaranty, Inc.                                    (a)16,800            886
Universal Health Realty Income Trust REIT                   3,700            125
--------------------------------------------------------------------------------
                                                                          14,140
================================================================================
FOOD & TOBACCO (1.1%)
Corn Products International, Inc.                          16,700            668
--------------------------------------------------------------------------------
HEALTH CARE (5.3%)
American Medical Security Group, Inc.                   (a)14,500            387
Apria Healthcare Group, Inc.                            (a)63,100          1,889
Diversa Corp.                                           (a)40,400            358
Hanger Orthopedic Group, Inc.                           (a)41,300            746
--------------------------------------------------------------------------------
                                                                           3,380
================================================================================
HEAVY INDUSTRY & TRANSPORTATION (18.9%)
A.O. Smith Corp.                                           21,400            620
Ametek, Inc.                                               17,400            446
Black Box Corp.                                             8,400            450
CIRCOR International, Inc.                                 26,000            588
Dollar Thrifty Automotive Group, Inc.                    (a)2,500             63
DRS Technologies, Inc.                                  (a)48,700          1,363
Geo Group, Inc. (The)                                   (a)27,400            630
Imagistics International, Inc.                           (a)9,600            423
Laidlaw International, Inc.                             (a)74,000          1,077
Maximus, Inc.                                           (a)13,700            480
Navigant International, Inc.                            (a)32,000            576
Overnite Corp.                                             25,700            591
School Specialty, Inc.                                  (a)37,200          1,323
TBC Corp.                                               (a)37,600          1,104
Terex Corp.                                             (a)37,600          1,390
Watts Water Technologies, Inc., Class A                    37,600            879
--------------------------------------------------------------------------------
                                                                          12,003
================================================================================
RETAIL (9.1%)
AFC Enterprises, Inc.                                   (a)61,700          1,350
Central Garden & Pet Co.                                (a)20,500            738
Maxwell Shoe Co., Inc., Class A                         (a)26,300            592
Movie Gallery, Inc.                                        37,200            729
Russell Corp.                                              65,200          1,190
Stage Stores, Inc.                                      (a)22,900            886
Topps Co. (The)                                            34,700            331
--------------------------------------------------------------------------------
                                                                           5,816
================================================================================
TECHNOLOGY (4.8)%
EMS Technologies, Inc.                                  (a)16,000            309
Hummingbird Ltd.                                        (a)24,400            554
Imation Corp.                                              21,400            805
ManTech International Corp., Class A                    (a)36,900            756

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

STRATEGIC SMALL VALUE PORTFOLIO

                                                                           VALUE
                                                           SHARES          (000)
--------------------------------------------------------------------------------
TECHNOLOGY (CONT'D)
MSC.Software Corp.                                      (a)73,600       $    649
--------------------------------------------------------------------------------
                                                                           3,073
================================================================================
UTILITIES (4.2%)
AGL Resources, Inc.                                        20,000            580
Energen Corp.                                              10,700            441
PNM Resources, Inc.                                        34,100          1,025
UGI Corp.                                                  18,100            596
--------------------------------------------------------------------------------
                                                                           2,642
================================================================================
  TOTAL COMMON STOCKS (COST $53,393)                                      60,982
================================================================================

                                                             FACE
                                                           AMOUNT
                                                            (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (3.5%)
REPURCHASE AGREEMENT (3.5%)
J.P. Morgan Securities, Inc., 0.97%,
  dated 3/31/04, due 4/1/04,
  repurchase price $2,249 (COST $2,249)               $  (f)2,249          2,249
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.4%) (COST $55,642)                                  63,231
--------------------------------------------------------------------------------

                                                           AMOUNT
                                                            (000)
--------------------------------------------------------------------------------
OTHER ASSETS (1.6%)
  Cash                                                $         2
  Receivable for Investments Sold                             979
  Dividends Receivable                                         35
  Other                                                         1          1,017
--------------------------------------------------------------------------------
LIABILITIES (-1.0%)
  Payable for Investments Purchased                          (508)
  Payable for Investment Advisory Fees                       (134)
  Payable for Administrative Fees                              (9)
  Payable for Custodian Fees                                   (4)
  Other Liabilities                                           (17)          (672)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                       $ 63,576
================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                         $ 50,846
Undistributed (Distributions in Excess of)
  Net Investment Income                                                      (32)
Accumulated Net Realized Gain (Loss)                                       5,173
Unrealized Appreciation (Depreciation) on
  Investments                                                              7,589
--------------------------------------------------------------------------------
NET ASSETS                                                              $ 63,576
================================================================================
INSTITUTIONAL CLASS:
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 4,531,324 outstanding shares of
    beneficial interest (unlimited authorization, no
    par value)                                                          $  14.03
================================================================================

(a)  Non-income producing security
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
REIT Real Estate Investment Trust

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    2004 SEMI-ANNUAL REPORT

                                                    March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS

U.S. MID CAP VALUE PORTFOLIO

                                                                           VALUE
                                                           SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS (94.5%)
CONSUMER DISCRETIONARY (10.8%)
Darden Restaurants, Inc.                                  284,490      $   7,053
Interpublic Group of Cos., Inc.                        (a)561,200          8,631
Office Depot, Inc.                                     (a)415,330          7,817
Scholastic Corp.                                       (a)260,640          7,102
Starwood Hotels & Resorts Worldwide, Inc.                 100,750          4,080
Wendy's International, Inc.                               169,570          6,900
--------------------------------------------------------------------------------
                                                                          41,583
================================================================================
CONSUMER STAPLES (1.9%)
Hormel Foods Corp.                                        244,950          7,184
--------------------------------------------------------------------------------
ENERGY (6.8%)
GlobalSantaFe Corp.                                       316,860          8,799
Transocean, Inc.                                       (a)249,290          6,953
Valero Energy Corp.                                       172,410         10,338
--------------------------------------------------------------------------------
                                                                          26,090
================================================================================
FINANCIAL SERVICES (24.4%)
A.G. Edwards, Inc.                                        102,510          4,010
ACE Ltd.                                                  201,990          8,617
AON Corp.                                                 400,770         11,186
Arthur J. Gallagher & Co.                                 223,870          7,291
Assurant, Inc.                                         (a)372,900          9,378
Bristol West Holdings, Inc.                            (a)117,880          2,405
Chubb Corp.                                               145,250         10,101
Conseco, Inc.                                          (a)405,330          9,388
Horace Mann Educators Corp.                               305,940          4,809
National Commerce Financial Corp.                         303,740          8,690
Sovereign Bancorp, Inc.                                   506,730         10,854
UnumProvident Corp.                                       482,170          7,054
--------------------------------------------------------------------------------
                                                                          93,783
================================================================================
HEALTH CARE (9.9%)
Applera Corp. - Applied Biosystems Group
  (Tracking Stock)                                        358,410          7,089
Bausch & Lomb, Inc.                                       212,460         12,741
IMS Health, Inc.                                          332,050          7,724
Watson Pharmaceuticals, Inc.                           (a)249,290         10,667
--------------------------------------------------------------------------------
                                                                          38,221
================================================================================
INDUSTRIALS (12.2%)
Equifax, Inc.                                             293,140          7,569
Goodrich Corp.                                            387,230         10,870
Hubbell, Inc., Class B                                    232,840          9,344
Manpower, Inc.                                            167,050          7,768
Pall Corp.                                                 67,100          1,522
Valassis Communications, Inc.                          (a)319,420          9,710
--------------------------------------------------------------------------------
                                                                          46,783
================================================================================
INFORMATION TECHNOLOGY (12.4%)
BearingPoint, Inc.                                     (a)669,730          7,180
BISYS Group, Inc. (The)                                (a)567,740          9,515
Cadence Design Systems, Inc.                           (a)426,600          6,288
Convergys Corp.                                        (a)453,670          6,896
Intuit, Inc.                                           (a)182,100          8,173
Sabre Holdings Corp., Class A                             387,000          9,601
--------------------------------------------------------------------------------
                                                                          47,653
================================================================================
MATERIALS (7.4%)
Hercules, Inc.                                         (a)274,470      $   3,151
International Flavors & Fragrances, Inc.                  283,490         10,064
Lyondell Chemical Co.                                     534,500          7,932
Temple-Inland, Inc.                                       114,420          7,247
--------------------------------------------------------------------------------
                                                                          28,394
================================================================================
TELECOMMUNICATION SERVICES (1.6%)
Sprint Corp. - PCS Group (Tracking Stock)              (a)666,940          6,136
--------------------------------------------------------------------------------
UTILITIES (7.1%)
Edison International Ltd.                                 374,420          9,094
Pinnacle West Capital Corp.                               233,160          9,175
Wisconsin Energy Corp.                                    286,180          9,201
--------------------------------------------------------------------------------
                                                                          27,470
================================================================================
  TOTAL COMMON STOCKS (COST $322,260)                                    363,297
================================================================================

                                                             FACE
                                                           AMOUNT
                                                            (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (5.9%)
REPURCHASE AGREEMENT (5.9%)
J.P. Morgan Securities, Inc., 0.97%,
  dated 3/31/04, due 4/1/04,
  repurchase price $22,945 (COST $22,944)             $ (f)22,944         22,944
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.4%) (COST $345,204)                               386,241
================================================================================

                                                           AMOUNT
                                                            (000)
--------------------------------------------------------------------------------
OTHER ASSETS (0.3%)
  Cash                                                $         1
  Dividends Receivable                                        603
  Receivable for Investments Sold                             410
  Interest Receivable                                           1
  Other                                                        15          1,030
--------------------------------------------------------------------------------
LIABILITIES (-0.7%)
  Payable for Investments Purchased                        (1,806)
  Payable for Investment Advisory Fees                       (785)
  Payable for Trustees' Fees and Expenses                     (37)
  Payable for Administrative Fees                             (34)
  Payable for Distribution Fees -- Adviser Class              (13)
  Payable for Custodian Fees                                   (7)
  Payable for Shareholder Servicing Fees --
    Investment Class                                           (2)
  Other Liabilities                                           (42)        (2,726)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $ 384,545
================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                        $ 607,688
Undistributed (Distributions in Excess of)
  Net Investment Income                                                      249
Accumulated Net Realized Gain (Loss)                                    (264,429)
Unrealized Appreciation (Depreciation) on
  Investments                                                             41,037
--------------------------------------------------------------------------------
NET ASSETS                                                             $ 384,545
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

U.S. MID CAP VALUE PORTFOLIO

                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS:
NET ASSETS                                                             $ 307,362
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 14,644,136 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                   $   20.99
================================================================================
INVESTMENT CLASS:
NET ASSETS                                                             $  15,044
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 720,760 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                   $   20.87
================================================================================
ADVISER CLASS:
NET ASSETS                                                             $  62,139
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 2,976,435 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                   $   20.88
================================================================================

(a)  Non-income producing security
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    2004 SEMI-ANNUAL REPORT

                                                    March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS

U.S. SMALL CAP VALUE PORTFOLIO

                                                                           VALUE
                                                           SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS (90.3%)
BASIC RESOURCES (5.9%)
Albany International Corp., Class A                       173,100      $   4,655
Apex Silver Mines Ltd.                                 (a)145,800          3,289
Cytec Industries, Inc.                                    121,900          4,336
FMC Corp.                                               (a)61,000          2,612
Georgia Gulf Corp.                                        113,900          3,434
GrafTech International Ltd.                            (a)187,500          2,803
IMC Global, Inc.                                          256,400          3,666
OM Group, Inc.                                         (a)117,200          3,563
Reliance Steel & Aluminum Co.                             135,100          4,749
Rock-Tenn Co., Class A                                    219,600          3,167
--------------------------------------------------------------------------------
                                                                          36,274
================================================================================
CONSUMER DURABLES (1.9%)
Furniture Brands International, Inc.                      123,900          3,990
Lojack Corp.                                           (a)286,000          2,171
Tower Automotive, Inc.                               (a)1,061,000          5,347
--------------------------------------------------------------------------------
                                                                          11,508
================================================================================
CONSUMER SERVICES (9.9%)
Alliance Gaming Corp.                                  (a)190,000          6,105
Ambassadors Group, Inc.                                   116,600          2,883
Argosy Gaming Co.                                      (a)174,400          6,200
Banta Corp.                                                73,200          3,388
Choice Hotels International, Inc.                         103,600          4,635
Gray Television, Inc.                                     352,700          5,156
Intrawest Corp.                                           400,000          6,804
Journal Communications, Inc., Class A                     102,900          2,058
La Quinta Corp.                                        (a)458,500          3,457
Nexstar Broadcasting Group, Inc., Class A              (a)251,100          2,935
R.H. Donnelley Corp.                                    (a)45,900          2,144
Saga Communications, Inc., Class A                     (a)183,900          3,430
SCP Pool Corp.                                         (a)136,300          5,079
Sinclair Broadcast Group, Inc., Class A                (a)513,900          6,424
--------------------------------------------------------------------------------
                                                                          60,698
================================================================================
ENERGY (8.5%)
Cabot Oil & Gas Corp.                                      69,000          2,109
Cimarex Energy Co.                                     (a)156,100          4,511
Denbury Resources, Inc.                                (a)492,700          8,307
Remington Oil & Gas Corp.                              (a)171,200          3,381
St. Mary Land & Exploration Co.                           108,200          3,617
Stone Energy Corp.                                     (a)302,800         14,977
Superior Energy Services, Inc.                         (a)316,400          3,189
Ultra Petroleum Corp.                                  (a)153,600          4,610
Universal Compression Holdings, Inc.                   (a)229,400          7,547
--------------------------------------------------------------------------------
                                                                          52,248
================================================================================
FINANCIAL SERVICES (25.8%)
Affiliated Managers Group, Inc.                         (a)87,150          4,757
American Financial Group, Inc.                            139,100          4,149
Anthracite Capital, Inc. REIT                             236,700          3,013
Associated Banc-Corp.                                      73,500          3,292
BankAtlantic Bancorp, Inc., Class A                       117,800          1,998
Camden Property Trust REIT                                 52,800          2,373
Capital Automotive REIT                                   102,900          3,633
CarrAmerica Realty Corp. REIT                              89,900          3,048
Catellus Development Corp. REIT                           125,821      $   3,273
CCC Information Services Group, Inc.                   (a)199,674          3,548
Community First Bankshares, Inc.                          134,900          4,336
Conseco, Inc.                                          (a)168,400          3,900
Cousins Properties, Inc. REIT                             105,900          3,472
Cullen/Frost Bankers, Inc.                                 78,700          3,365
Direct General Corp.                                       68,500          2,480
Downey Financial Corp.                                     72,000          3,809
Falcon Financial Investment Trust                      (a)278,100          2,584
First Midwest Bancorp, Inc.                               132,100          4,510
First Niagara Financial Group, Inc.                       203,300          2,775
Greater Bay Bancorp.                                      149,600          4,376
Independent Bank Corp.                                     80,000          2,229
Integra Bank Corp.                                        122,200          2,944
Kilroy Realty Corp. REIT                                  111,800          3,969
LNR Property Corp.                                        125,600          6,723
Macerich Co. (The) REIT                                    54,500          2,938
MAF Bancorp, Inc.                                          79,500          3,455
MB Financial Corp.                                         76,900          2,998
NY Magic, Inc.                                            102,700          2,598
Oriental Financial Group, Inc.                             66,300          2,112
Parkway Properties, Inc. REIT                              69,600          3,254
Penn-America Group, Inc.                                  202,700          2,972
PFF Bancorp, Inc.                                          55,100          2,101
Platinum Underwriters Holdings Ltd.                       117,900          3,779
ProAssurance Corp.                                     (a)132,200          4,627
Provident Bancorp, Inc.                                   196,900          2,333
Provident Bankshares Corp.                                 76,300          2,394
PS Business Parks, Inc. REIT                               63,200          2,929
R&G Financial Corp., Class B                               95,950          3,314
Reinsurance Group of America, Inc.                        181,900          7,452
Sky Financial Group, Inc.                                 182,700          4,741
Stancorp Financial Group, Inc.                             77,300          5,044
Texas Regional Bancshares, Inc.                           107,109          4,558
Triad Guaranty, Inc.                                    (a)93,900          4,953
Webster Financial Corp.                                   100,400          5,091
--------------------------------------------------------------------------------
                                                                         158,199
================================================================================
FOOD & TOBACCO (2.6%)
Corn Products International, Inc.                          95,100          3,804
Delta & Pine Land Co.                                     125,600          3,134
Riviana Foods, Inc.                                        55,000          1,534
Smithfield Foods, Inc.                                 (a)132,100          3,582
Universal Corp.                                            75,200          3,822
--------------------------------------------------------------------------------
                                                                          15,876
================================================================================
HEALTH CARE (3.8%)
Apria Healthcare Group, Inc.                           (a)359,500         10,763
Diversa Corp.                                          (a)229,500          2,033
Hanger Orthopedic Group, Inc.                          (a)241,800          4,365
Medicines Co.                                           (a)71,000          2,287
Steris Corp.                                           (a)155,000          3,999
--------------------------------------------------------------------------------
                                                                          23,447
================================================================================
HEAVY INDUSTRY & TRANSPORTATION (15.9%)
A.O. Smith Corp.                                          143,600          4,157
Ametek, Inc.                                              107,600          2,759

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

U.S. SMALL CAP VALUE PORTFOLIO

                                                                           VALUE
                                                           SHARES          (000)
--------------------------------------------------------------------------------
HEAVY INDUSTRY & TRANSPORTATION (CONT'D)
Arkansas Best Corp.                                        84,500      $   2,264
Black Box Corp.                                            48,700          2,610
CIRCOR International, Inc.                                152,700          3,451
Covenant Transport, Inc., Class A                      (a)137,700          2,483
Dollar Thrifty Automotive Group, Inc.                   (a)16,800            424
DRS Technologies, Inc.                                 (a)277,900          7,776
Gardner Denver, Inc.                                   (a)104,000          2,816
Genesee & Wyoming, Inc., Class A                       (a)146,850          3,627
Geo Group, Inc. (The)                                  (a)144,300          3,319
Goodrich Corp.                                             91,200          2,560
Icon plc ADR                                           (a)133,200          4,706
Imagistics International, Inc.                          (a)55,700          2,454
Laidlaw International, Inc.                            (a)429,500          6,249
Maximus, Inc.                                           (a)78,600          2,751
Navigant International, Inc.                           (a)210,300          3,785
Navistar International Corp.                            (a)57,700          2,645
Oshkosh Truck Corp.                                        81,200          4,523
Overnite Corp.                                            148,700          3,420
Ryder System, Inc.                                         46,400          1,797
School Specialty, Inc.                                 (a)211,800          7,534
TBC Corp.                                              (a)219,600          6,450
Terex Corp.                                            (a)218,500          8,078
Watts Water Technologies, Inc., Class A                   214,500          5,017
--------------------------------------------------------------------------------
                                                                          97,655
================================================================================
RETAIL (7.6%)
AFC Enterprises, Inc.                                  (a)355,700          7,781
Central Garden & Pet Co.                               (a)118,400          4,262
Foot Locker, Inc.                                         188,600          4,866
Hancock Fabrics, Inc.                                     199,500          3,170
Maxwell Shoe Co., Inc., Class A                        (a)135,300          3,046
Movie Gallery, Inc.                                       215,800          4,228
Russell Corp.                                             418,200          7,636
Stage Stores, Inc.                                     (a)132,700          5,134
Topps Co. (The)                                           201,200          1,921
Tuesday Morning Corp.                                  (a)126,400          4,356
--------------------------------------------------------------------------------
                                                                          46,400
================================================================================
TECHNOLOGY (4.6%)
Electronics for Imaging, Inc.                           (a)88,930          2,185
EMS Technologies, Inc.                                  (a)91,400          1,765
Hummingbird Ltd.                                       (a)150,225          3,413
Imation Corp.                                             142,100          5,346
ManTech International Corp., Class A                   (a)248,300          5,088
MSC.Software Corp.                                     (a)497,400          4,382
Sybase, Inc.                                           (a)208,300          4,372
Tech Data Corp.                                         (a)35,000          1,433
--------------------------------------------------------------------------------
                                                                          27,984
================================================================================
UTILITIES (3.8%)
AGL Resources, Inc.                                       180,500          5,238
Avista Corp.                                              110,500          2,091
ONEOK, Inc.                                               103,900          2,343
Peoples Energy Corp.                                       41,200          1,840
PNM Resources, Inc.                                       194,100          5,833
UGI Corp.                                                  77,200          2,541
WGL Holdings, Inc.                                        112,000      $   3,371
--------------------------------------------------------------------------------
                                                                          23,257
================================================================================
  TOTAL COMMON STOCKS (COST $452,499)                                    553,546
================================================================================
MUTUAL FUND (5.0%)
iShares Russell 2000 Value Index Fund
  (COST $29,407)                                          177,700         30,422
--------------------------------------------------------------------------------

                                                             FACE
                                                           AMOUNT
                                                            (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (4.3%)
REPURCHASE AGREEMENT (4.3%)
J.P. Morgan Securities, Inc., 0.97%,
  dated 3/31/04, due 4/1/04,
  repurchase price $26,590 (COST $26,589)             $ (f)26,589         26,589
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.6%) (COST $508,495)                                610,557
================================================================================

                                                           AMOUNT
                                                            (000)
--------------------------------------------------------------------------------
OTHER ASSETS (1.5%)
  Cash                                                $        10
  Receivable for Investments Sold                           8,707
  Dividends Receivable                                        576
  Interest Receivable                                           1
  Other                                                        17          9,311
--------------------------------------------------------------------------------
LIABILITIES (-1.1%)
  Payable for Investments Purchased                        (5,543)
  Payable for Investment Advisory Fees                     (1,116)
  Payable for Administrative Fees                             (50)
  Payable for Trustees' Fees and Expenses                     (32)
  Payable for Distribution Fees -- Adviser Class              (17)
  Payable for Custodian Fees                                   (9)
  Other Liabilities                                           (38)        (6,805)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $ 613,063
================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                        $ 541,799
Undistributed (Distributions in Excess of)
  Net Investment Income                                                      455
Accumulated Net Realized Gain (Loss)                                     (31,253)
Unrealized Appreciation (Depreciation) on
  Investments                                                            102,062
--------------------------------------------------------------------------------
NET ASSETS                                                             $ 613,063
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    2004 SEMI-ANNUAL REPORT

                                                    March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

U.S. SMALL CAP VALUE PORTFOLIO

                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS:
NET ASSETS                                                             $ 540,633
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 24,382,591 outstanding shares of
    beneficial interest (unlimited authorization, no
    par value)                                                         $   22.17
================================================================================
ADVISER CLASS:
NET ASSETS                                                             $  72,430
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 3,270,562 outstanding shares of
    beneficial interest (unlimited authorization, no
    par value)                                                         $   22.15
================================================================================

(a)  Non-income producing security
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
ADR  American Depositary Receipt
REIT Real Estate Investment Trust

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS

VALUE PORTFOLIO

                                                                           VALUE
                                                           SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS (96.7%)
CONSUMER DISCRETIONARY (8.3%)
Boise Cascade Corp.                                       109,300    $     3,787
Clear Channel Communications, Inc.                     (c)413,200         17,499
Darden Restaurants, Inc.                                  438,700         10,875
Eastman Kodak Co.                                         267,500          7,000
Federated Department Stores, Inc.                         193,200         10,442
General Motors Corp.                                   (c)120,800          5,690
Jones Apparel Group, Inc.                                 345,500         12,490
Liberty Media Corp., Class A                         (a)1,402,600         15,359
May Department Stores Co. (The)                           183,100          6,332
Walt Disney Holding Co.                                   711,600         17,783
--------------------------------------------------------------------------------
                                                                         107,257
================================================================================
CONSUMER STAPLES (7.0%)
Altria Group, Inc.                                        287,500         15,654
CVS Corp.                                                 210,200          7,420
Kimberly-Clark Corp.                                      486,000         30,667
Kraft Foods, Inc., Class A                             (c)356,000         11,395
Kroger Co. (The)                                       (a)767,300         12,768
Unilever N.V. (NY Shares)                              (c)181,900         12,631
--------------------------------------------------------------------------------
                                                                          90,535
================================================================================
ENERGY (16.5%)
BP plc ADR                                             (c)294,700         15,089
ConocoPhillips, Inc.                                      150,200         10,485
GlobalSantaFe Corp.                                    (c)878,300         24,390
Halliburton Co.                                         2,044,400         62,129
Petroleo Brasileiro S.A. ADR                           (c)193,900          6,496
Royal Dutch Petroleum Co. (NY Shares)                      95,100          4,525
Schlumberger Ltd.                                         832,500         53,155
Total S.A. ADR                                            180,800         16,634
Transocean, Inc.                                   (a),(c)728,000         20,304
--------------------------------------------------------------------------------
                                                                         213,207
================================================================================
FINANCIAL SERVICES (19.5%)
Allstate Corp. (The)                                      418,300         19,016
Ambac Financial Group, Inc.                               138,800         10,241
Assurant, Inc.                                         (a)168,200          4,230
Bank of America Corp.                                     370,500         30,003
Berkshire Hathaway, Inc., Class B                          (a)500          1,556
Capital One Financial Corp.                                29,600          2,233
Chubb Corp.                                               280,600         19,513
Citigroup, Inc.                                           520,800         26,925
Fannie Mae                                                 93,900          6,981
Freddie Mac                                               835,000         49,315
Goldman Sachs Group, Inc.                                   9,600          1,002
J.P. Morgan Chase & Co.                                   146,900          6,162
Merrill Lynch & Co., Inc.                                  74,000          4,407
Metlife, Inc.                                             251,300          8,966
PNC Financial Services Group, Inc.                        294,100         16,299
SunTrust Banks, Inc.                                       41,600          2,900
Torchmark Corp.                                           204,900         11,022
Travelers Property Casualty Corp., Class A                238,400          4,089
Travelers Property Casualty Corp., Class B                102,200          1,765
Wells Fargo & Co.                                         469,700         26,618
--------------------------------------------------------------------------------
                                                                         253,243
================================================================================
HEALTH CARE (13.3%)
Aetna, Inc.                                               254,500    $    22,834
AmerisourceBergen Corp.                                (c)148,600          8,125
Bristol-Myers Squibb Co.                                1,822,700         44,164
GlaxoSmithKline plc ADR                                (c)925,300         36,966
Merck & Co., Inc.                                          98,900          4,370
Pfizer, Inc.                                              603,100         21,139
Roche Holding Ltd. ADR                                 (a)155,700         15,209
Schering-Plough Corp.                                     743,200         12,055
Wyeth                                                     191,800          7,202
--------------------------------------------------------------------------------
                                                                         172,064
================================================================================
INDUSTRIALS (0.6%)
Burlington Northern Santa Fe Corp.                        254,700          8,023
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (5.6%)
Affiliated Computer Services, Inc., Class A             (a)81,900          4,251
Check Point Software Technologies Ltd.              (a),(c)98,100          2,234
Ericsson (LM) Telefonaktiebolaget ADR              (a),(c)115,000          3,191
Flextronics International Ltd.                         (a)484,700          8,347
Hewlett-Packard Co.                                       999,700         22,833
Intel Corp.                                                33,200            903
International Business Machines Corp.                      70,500          6,475
Jabil Circuit, Inc.                                     (a)85,900          2,528
JDS Uniphase Corp.                                     (a)183,800            748
Lexmark International, Inc.                             (a)52,600          4,839
Microsoft Corp.                                           249,600          6,232
Nokia Oyj ADR                                          (c)246,600          5,001
Novellus Systems, Inc.                                  (a)39,000          1,240
SunGard Data Systems, Inc.                             (a)159,500          4,370
--------------------------------------------------------------------------------
                                                                          73,192
================================================================================
MATERIALS (9.0%)
Alcoa, Inc.                                               333,600         11,573
Dow Chemical Co. (The)                                    611,200         24,619
E.I. DuPont de Nemours & Co.                              357,500         15,094
Georgia Pacific Corp.                                     695,100         23,418
International Paper Co.                                   694,000         29,328
PPG Industries, Inc.                                      104,400          6,086
Rohm & Haas Co.                                           158,800          6,327
--------------------------------------------------------------------------------
                                                                         116,445
================================================================================
TELECOMMUNICATION SERVICES (10.8%)
Amdocs Ltd.                                         (a),(c)67,000          1,862
SBC Communications, Inc.                                1,525,600         37,438
Sprint Corp. (FON Group)                                3,039,900         56,026
Verizon Communications, Inc.                            1,237,200         45,207
--------------------------------------------------------------------------------
                                                                         140,533
================================================================================
UTILITIES (6.1%)
American Electric Power Co., Inc.                         171,800          5,656
CenterPoint Energy, Inc.                               (c)312,300          3,569
Constellation Energy Group, Inc.                          164,600          6,576
FirstEnergy Corp.                                         735,200         28,732
Public Service Enterprise Group, Inc.                      95,700          4,496
Scottish Power plc ADR                                  (c)96,500          2,737
TXU Corp.                                                 935,400         26,808
--------------------------------------------------------------------------------
                                                                          78,574
================================================================================
  TOTAL COMMON STOCKS (COST $1,112,747)                                1,253,073
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    2004 SEMI-ANNUAL REPORT

                                                    March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

VALUE PORTFOLIO

                                                             FACE
                                                           AMOUNT          VALUE
                                                            (000)          (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (10.8%)
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (7.3%)
American Express Credit Corp.,
  1.10%, 4/15/04                                      $    (h)840    $       840
Beta Finance, Inc., 1.08%, 4/1/04                        (h)3,917          3,917
Canadian Imperial Bank N.Y.,
  1.11%, 4/1/04                                          (h)1,399          1,399
Chase Credit Card Master Trust,
  1.10%, 4/15/04                                         (h)1,120          1,120
CIC N.Y., 1.11%, 7/30/04                                    1,399          1,399
CIT Group Holdings, 1.12%, 6/21/04                       (h)1,036          1,036
Credit Agricole N.Y., 1.07%, 4/1/04                      (h)4,028          4,028
CS First Boston, N.Y., 1.04%, 4/2/04                        2,518          2,518
Dresdner Bank N.Y., 1.05%, 4/20/04                          2,800          2,800
Federal National Mortgage Association,
  1.13%, 4/14/04                                            1,234          1,234
Jackson National Life Global Funding,
  1.06%, 4/1/04                                          (h)1,405          1,405
Landesbank Hessen Thueringen London,
  1.50%, 11/19/04                                           1,400          1,400
Links Finance LLC, 1.08%, 4/1/04                         (h)1,399          1,399
Links Finance LLC, 1.09%, 4/1/04                         (h)2,238          2,238
Macquarie Bank Ltd., 1.18%, 6/24/04                      (h)1,231          1,231
Natexis Banques Populaires N.Y.,
  1.21%, 4/1/04                                          (h)2,237          2,237
Nationwide Building Society,
  1.12%, 6/28/04                                         (h)3,245          3,245
Sears Credit Card Account Master,
  1.12%, 4/15/04                                         (h)2,240          2,240
Societe Generale London,
  1.54%, 11/12/04                                           1,399          1,399
Societe Generale N.Y., 1.07%, 4/1/04                     (h)2,713          2,713
Target Credit Card Master Trust,
  1.12%, 4/26/04                                         (h)2,211          2,211
UBS Securities LLC, 1.06%, 4/1/04                          44,073         44,073
Union Bank of Switzerland,
  1.13%, 12/20/04                                           2,798          2,798
Wachovia Bank N.A., 1.13%, 4/1/04                        (h)2,800          2,800
Westdeutsche Landesbank N.Y.,
  1.09%, 4/1/04                                          (h)2,741          2,741
--------------------------------------------------------------------------------
                                                                          94,421
================================================================================
REPURCHASE AGREEMENT (3.5%)
J.P. Morgan Securities, Inc., 0.97%,
  dated 3/31/04, due 4/1/04,
  repurchase price $45,204                              (f)45,203         45,203
--------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $139,624)                           139,624
================================================================================
TOTAL INVESTMENTS (107.5%) (COST $1,252,371) --
  INCLUDING $93,567 OF SECURITIES LOANED                               1,392,697
================================================================================

                                                           AMOUNT         AMOUNT
                                                            (000)          (000)
--------------------------------------------------------------------------------
OTHER ASSETS (0.2%)
  Dividends Receivable                                $     2,592
  Interest Receivable                                           1
  Other                                                        30    $     2,623
--------------------------------------------------------------------------------
LIABILITIES (-7.7%)
  Collateral on Securities Loaned, at Value               (94,421)
  Payable for Investments Purchased                        (3,003)
  Payable for Investment Advisory Fees                     (1,539)
  Payable for Distribution Fees --
    Adviser Class                                            (186)
  Payable for Administrative Fees                             (99)
  Payable for Trustees' Fees and Expenses                     (40)
  Payable for Custodian Fees                                  (13)
  Payable for Shareholder Servicing Fees --
    Investment Class                                           (3)
  Other Liabilities                                           (53)       (99,357)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $ 1,295,963
================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                      $ 1,247,670
Undistributed (Distributions in Excess of)
  Net Investment Income                                                    4,263
Accumulated Net Realized Gain (Loss)                                     (96,296)
Unrealized Appreciation (Depreciation) on
  Investments                                                            140,326
--------------------------------------------------------------------------------
NET ASSETS                                                           $ 1,295,963
================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                           $   368,642
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 23,096,331 outstanding shares of
    beneficial interest (unlimited authorization, no
    par value)                                                       $     15.96
================================================================================
INVESTMENT CLASS:
NET ASSETS                                                           $    34,472
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 2,157,334 outstanding shares of
    beneficial interest (unlimited authorization,
    no par value)                                                    $     15.98
================================================================================
ADVISER CLASS:
NET ASSETS                                                           $   892,849
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 56,003,962 outstanding shares of
    beneficial interest (unlimited authorization,
    no par value)                                                    $     15.94
================================================================================

(a)  Non-income producing security
(c)  All or a portion of security on loan at March 31, 2004.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2004.
ADR  American Depositary Receipt

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2004

                                                                                               MID CAP        STRATEGIC
                                                                                EQUITY          GROWTH      SMALL VALUE
                                                                             PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                                                 (000)           (000)            (000)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME+:
  Dividends                                                                    $ 1,643        $  2,184          $   350
  Interest                                                                          27             141               10
-----------------------------------------------------------------------------------------------------------------------
    Total Investment Income                                                      1,670           2,325              360
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                         409           2,991              300
  Administrative Fees                                                               75             531               30
  Custodian Fees                                                                    16              48               12
  Shareholder Reporting Fee                                                          6             103               14
  Professional Fees                                                                 13              22               12
  Shareholder Servicing Fees --
    Investment Class Shares                                                         --              --               --
  Distribution Fees -- Adviser Class Shares                                          1             761               --
  Trustees' Fees and Expenses                                                        4              19               --#
  Other Expenses                                                                    23              80               22
-----------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                 547           4,555              390
-----------------------------------------------------------------------------------------------------------------------
  Waiver of Investment Advisory Fees                                                --              --              (45)
  Expense Offset                                                                    --#             --#              --
-----------------------------------------------------------------------------------------------------------------------
    Net Expenses                                                                   547           4,555              345
-----------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                                     1,123          (2,230)              15
-----------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON:
  Investments Sold                                                              15,271         176,294            9,042
-----------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON:
  Investments                                                                    6,804          14,921            2,074
-----------------------------------------------------------------------------------------------------------------------
Total Net Realized Gain (Loss) and Change
  in Unrealized Appreciation (Depreciation)                                     22,075         191,215           11,116
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                                                $23,198        $188,985          $11,131
=======================================================================================================================

                                                                              U.S. MID      U.S. SMALL
                                                                             CAP VALUE       CAP VALUE            VALUE
                                                                             PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                                                 (000)           (000)            (000)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME+:
  Dividends                                                                    $ 2,690        $  3,260         $ 13,021
  Interest                                                                          55             147              236
-----------------------------------------------------------------------------------------------------------------------
    Total Investment Income                                                      2,745           3,407           13,257
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                       1,644           2,265            2,876
  Administrative Fees                                                              201             268              504
  Custodian Fees                                                                    29              29               42
  Shareholder Reporting Fee                                                         47              62              121
  Professional Fees                                                                 13              16               26
  Shareholder Servicing Fees --
    Investment Class Shares                                                         11              --               23
  Distribution Fees -- Adviser Class Shares                                         96              95              939
  Trustees' Fees and Expenses                                                       11              11               16
  Other Expenses                                                                    32              43               52
-----------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                               2,084           2,789            4,599
-----------------------------------------------------------------------------------------------------------------------
  Waiver of Investment Advisory Fees                                                --              --               --
  Expense Offset                                                                    (3)             --#              --#
-----------------------------------------------------------------------------------------------------------------------
    Net Expenses                                                                 2,081           2,789            4,599
-----------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                                       664             618            8,658
-----------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON:
  Investments Sold                                                             111,527          96,679          178,869
-----------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON:
  Investments                                                                  (41,009)         21,361          (10,572)
-----------------------------------------------------------------------------------------------------------------------
Total Net Realized Gain (Loss) and Change
  in Unrealized Appreciation (Depreciation)                                     70,518         118,040          168,297
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                                                $71,182        $118,658         $176,955
=======================================================================================================================

+ Net of $2, $22 and $1, withholding tax for the Equity Portfolio, Mid Cap Growth Portfolio and Strategic Small Value Portfolio, respectively.
#    Amount is less than $500.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    2004 SEMI-ANNUAL REPORT

                                                    March 31, 2004

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              EQUITY                       MID CAP GROWTH
                                                                             PORTFOLIO                        PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS             YEAR       SIX MONTHS             YEAR
                                                                          ENDED            ENDED            ENDED            ENDED
                                                                      MARCH 31,        SEPTEMBER        MARCH 31,        SEPTEMBER
                                                                           2004              30,             2004              30,
                                                                    (UNAUDITED)             2003      (UNAUDITED)             2003
                                                                          (000)            (000)            (000)            (000)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                         $  1,123         $  2,366       $   (2,230)      $   (4,357)
  Net Realized Gain (Loss)                                               15,271            8,131          176,294           45,464
  Net Change in Unrealized Appreciation (Depreciation)                    6,804           29,663           14,921          203,522
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations        23,198           40,160          188,985          244,629
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  INSTITUTIONAL CLASS:
  Net Investment Income                                                    (994)          (2,539)              --               --
  Net Realized Gain                                                          --               --               --               --
  ADVISER CLASS:
  Net Investment Income                                                      (4)              (7)              --               --
----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                      (998)          (2,546)              --               --
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Subscribed                                                             20,762           36,506          142,578          223,058
  Distributions Reinvested                                                  986            2,449               --               --
  Redeemed                                                              (24,057)         (97,710)        (237,492)        (229,215)
  ADVISER CLASS:
  Subscribed                                                                 71              148          113,348          187,568
  Distributions Reinvested                                                    4                7               --               --
  Redeemed                                                                 (880)            (198)         (73,018)        (159,693)
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                           (3,114)         (58,798)         (54,584)          21,718

----------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                19,086          (21,184)         134,401          266,347
NET ASSETS:
  Beginning of Period                                                   151,115          172,299        1,091,331          824,984
----------------------------------------------------------------------------------------------------------------------------------
  End of Period                                                        $170,201         $151,115       $1,225,732       $1,091,331
==================================================================================================================================
  Undistributed (Distributions in Excess of)
    Net Investment Income Included in End of Period Net Assets         $    560         $    435       $       --       $       --
  Accumulated Net Investment Loss Included in End of Period
    Net Assets                                                               --               --           (2,322)             (92)
==================================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    INSTITUTIONAL CLASS:
    Shares Subscribed                                                     2,106            5,053            8,295           18,366
    Shares Issued on Distributions Reinvested                               104              316               --               --
    Shares Redeemed                                                      (2,480)         (12,370)         (13,796)         (19,735)
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class
      Shares Outstanding                                                   (270)          (7,001)          (5,501)          (1,369)
==================================================================================================================================
    ADVISER CLASS:
    Shares Subscribed                                                         7               18            6,656           14,498
    Shares Issued on Distributions Reinvested                                 1                1               --               --
    Shares Redeemed                                                         (84)             (26)          (4,325)         (13,076)
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Adviser Class Shares Outstanding             (76)              (7)           2,331            1,422
==================================================================================================================================

                                                                       STRATEGIC SMALL VALUE
                                                                            PORTFOLIO
------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS             YEAR
                                                                          ENDED            ENDED
                                                                      MARCH 31,        SEPTEMBER
                                                                           2004              30,
                                                                    (UNAUDITED)             2003
                                                                          (000)            (000)
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                          $    15          $    78
  Net Realized Gain (Loss)                                                9,042              991
  Net Change in Unrealized Appreciation (Depreciation)                    2,074            8,289
------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations        11,131            9,358
------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  INSTITUTIONAL CLASS:
  Net Investment Income                                                     (78)             (60)
  Net Realized Gain                                                      (4,303)              --
  ADVISER CLASS:
  Net Investment Income                                                      --               --
------------------------------------------------------------------------------------------------
  Total Distributions                                                    (4,381)             (60)
------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Subscribed                                                              8,395           32,308
  Distributions Reinvested                                                4,381               60
  Redeemed                                                               (9,464)          (8,548)
  ADVISER CLASS:
  Subscribed                                                                 --               --
  Distributions Reinvested                                                   --               --
  Redeemed                                                                   --               --
------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                            3,312           23,820
------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                10,062           33,118
NET ASSETS:
  Beginning of Period                                                    53,514           20,396
------------------------------------------------------------------------------------------------
  End of Period                                                         $63,576          $53,514
================================================================================================
  Undistributed (Distributions in Excess of)
    Net Investment Income Included in End of Period Net Assets          $   (32)         $    31
  Accumulated Net Investment Loss Included in End of Period
    Net Assets                                                               --               --
================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    INSTITUTIONAL CLASS:
    Shares Subscribed                                                       623            2,967
    Shares Issued on Distributions Reinvested                               333                6
    Shares Redeemed                                                        (707)            (764)
------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class
      Shares Outstanding                                                    249            2,209
================================================================================================
    ADVISER CLASS:
    Shares Subscribed                                                        --               --
    Shares Issued on Distributions Reinvested                                --               --
    Shares Redeemed                                                          --               --
------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Adviser Class Shares Outstanding              --               --
================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        U.S. MID CAP VALUE               U.S. SMALL CAP VALUE
                                                                            PORTFOLIO                         PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS             YEAR       SIX MONTHS             YEAR
                                                                          ENDED            ENDED            ENDED            ENDED
                                                                      MARCH 31,        SEPTEMBER        MARCH 31,        SEPTEMBER
                                                                           2004              30,             2004              30,
                                                                    (UNAUDITED)             2003      (UNAUDITED)             2003
                                                                          (000)            (000)            (000)            (000)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                        $     664        $     513        $     618        $   1,091
  Net Realized Gain (Loss)                                              111,527         (124,379)          96,679           (6,033)
  Net Change in Unrealized Appreciation (Depreciation)                  (41,009)         303,118           21,361          151,629
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations        71,182          179,252          118,658          146,687
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  INSTITUTIONAL CLASS:
  Net Investment Income                                                    (872)              --             (822)          (2,280)
  INVESTMENT CLASS:
  Net Investment Income                                                     (12)              --               --               --
  ADVISER CLASS:
  Net Investment Income                                                     (11)              --               --              (59)
----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                      (895)              --             (822)          (2,339)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Subscribed                                                             83,932          225,748          123,108          221,655
  Distributions Reinvested                                                  852               --              738            1,807
  Redeemed                                                             (274,899)        (605,222)        (223,465)        (406,455)
  INVESTMENT CLASS:
  Subscribed                                                              1,880            4,769               --               --
  Distributions Reinvested                                                   12               --               --               --
  Redeemed                                                               (1,918)         (31,125)              --               --
  ADVISER CLASS:
  Subscribed                                                             15,750           32,702           18,037           20,461
  Distributions Reinvested                                                   11               --               --               59
  Redeemed                                                              (50,874)         (71,772)         (24,202)         (21,631)
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                         (225,254)        (444,900)        (105,784)        (184,104)
----------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                              (154,967)        (265,648)          12,052          (39,756)
NET ASSETS:
  Beginning of Period                                                   539,512          805,160          601,011          640,767
----------------------------------------------------------------------------------------------------------------------------------
  End of Period                                                       $ 384,545        $ 539,512        $ 613,063        $ 601,011
==================================================================================================================================
  Undistributed (Distributions in Excess of) Net Investment
    Income Included in End of Period Net Assets                       $     249        $     480        $     455        $     659
==================================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    INSTITUTIONAL CLASS:
    Shares Subscribed                                                     4,176           16,066            5,966           14,780
    Shares Issued on Distributions Reinvested                                42               --               36              122
    Shares Redeemed                                                     (14,021)         (41,444)         (11,123)         (27,334)
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class
      Shares Outstanding                                                 (9,803)         (25,378)          (5,121)         (12,432)
==================================================================================================================================
    INVESTMENT CLASS:
    Shares Subscribed                                                        92              313               --               --
    Shares Issued on Distributions Reinvested                                 1               --               --               --
    Shares Redeemed                                                         (96)          (2,053)              --               --
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Investment Class
      Shares Outstanding                                                     (3)          (1,740)              --               --
==================================================================================================================================
    ADVISER CLASS:
    Shares Subscribed                                                       793            2,114              879            1,265
    Shares Issued on Distributions Reinvested                                 1               --               --                4
    Shares Redeemed                                                      (2,537)          (4,799)          (1,154)          (1,432)
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Adviser Class Shares Outstanding          (1,743)          (2,685)            (275)            (163)
==================================================================================================================================

                                                                              VALUE
                                                                            PORTFOLIO
------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS             YEAR
                                                                          ENDED            ENDED
                                                                      MARCH 31,        SEPTEMBER
                                                                           2004              30,
                                                                    (UNAUDITED)             2003
                                                                          (000)            (000)
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                       $    8,658       $   13,955
  Net Realized Gain (Loss)                                              178,869         (126,760)
  Net Change in Unrealized Appreciation (Depreciation)                  (10,572)         355,321
------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations       176,955          242,516
------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  INSTITUTIONAL CLASS:
  Net Investment Income                                                  (3,053)          (7,260)
  INVESTMENT CLASS:
  Net Investment Income                                                    (205)            (310)
  ADVISER CLASS:
  Net Investment Income                                                  (4,725)          (6,551)
------------------------------------------------------------------------------------------------
  Total Distributions                                                    (7,983)         (14,121)
------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Subscribed                                                             59,932           98,739
  Distributions Reinvested                                                2,950            7,030
  Redeemed                                                             (114,963)        (307,494)
  INVESTMENT CLASS:
  Subscribed                                                              8,715           13,267
  Distributions Reinvested                                                  206              306
  Redeemed                                                               (5,061)         (12,039)
  ADVISER CLASS:
  Subscribed                                                            212,723          197,545
  Distributions Reinvested                                                4,719            6,537
  Redeemed                                                              (54,265)        (231,355)
------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                          114,956         (227,464)
------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                               283,928              931
NET ASSETS:
  Beginning of Period                                                 1,012,035        1,011,104
------------------------------------------------------------------------------------------------
  End of Period                                                      $1,295,963       $1,012,035
================================================================================================
  Undistributed (Distributions in Excess of) Net Investment
    Income Included in End of Period Net Assets                      $    4,263       $    3,588
================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    INSTITUTIONAL CLASS:
    Shares Subscribed                                                     3,807            8,562
    Shares Issued on Distributions Reinvested                               203              621
    Shares Redeemed                                                      (7,581)         (25,423)
------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class
      Shares Outstanding                                                 (3,571)         (16,240)
================================================================================================
    INVESTMENT CLASS:
    Shares Subscribed                                                       562            1,058
    Shares Issued on Distributions Reinvested                                14               26
    Shares Redeemed                                                        (336)            (991)
------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Investment Class
      Shares Outstanding                                                    240               93
================================================================================================
    ADVISER CLASS:
    Shares Subscribed                                                    13,594           15,648
    Shares Issued on Distributions Reinvested                               323              570
    Shares Redeemed                                                      (3,600)         (20,819)
------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Adviser Class Shares Outstanding          10,317           (4,601)
================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    2004 SEMI-ANNUAL REPORT

                                                    March 31, 2004

FINANCIAL HIGHLIGHTS

EQUITY PORTFOLIO

                                                                                   INSTITUTIONAL CLASS
                                                   -------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                          ENDED
                                                      MARCH 31,                           YEAR ENDED SEPTEMBER 30,
                                                           2004     --------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                  (UNAUDITED)           2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      8.90       $   7.18     $   9.75     $  17.28     $  19.82     $  20.44
==================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             0.07+          0.11+        0.08+        0.09+        0.05+        0.14
  Net Realized and Unrealized Gain (Loss)
    on Investments                                         1.33           1.72        (2.57)       (4.78)        3.53         5.24
----------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                      1.40           1.83        (2.49)       (4.69)        3.58         5.38
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                   (0.06)         (0.11)       (0.08)       (0.09)       (0.05)       (0.17)
  Net Realized Gain                                          --             --           --        (2.75)       (6.07)       (5.83)
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                  (0.06)         (0.11)       (0.08)       (2.84)       (6.12)       (6.00)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $     10.24       $   8.90     $   7.18     $   9.75     $  17.28     $  19.82
==================================================================================================================================
TOTAL RETURN                                              15.79%++       25.78%      (25.71)%     (30.58)%      19.83%       30.15%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)               $   170,196       $150,432     $171,698     $403,062     $615,078     $635,593
Ratio of Expenses to Average Net Assets (1)                0.67%*         0.63%        0.66%        0.62%        0.61%        0.62%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                                    1.37%*         1.35%        0.78%        0.71%        0.27%        0.64%
Portfolio Turnover Rate                                      85%++          59%          93%         160%         211%         103%
----------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
     Ratio of Expenses to Average Net
       Assets Including Expense Offsets                    0.67%*         0.62%        0.66%        0.62%        0.61%        0.60%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                      ADVISER CLASS
                                                   -------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                          ENDED
                                                      MARCH 31,                           YEAR ENDED SEPTEMBER 30,
                                                           2004     --------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                  (UNAUDITED)           2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      8.88       $   7.17     $   9.71     $  17.24     $  19.79     $  20.42
==================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             0.05+          0.09+        0.05+        0.06+        0.01+        0.11
  Net Realized and Unrealized Gain (Loss)
    on Investments                                         1.33           1.71        (2.55)       (4.78)        3.53         5.21
----------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                      1.38           1.80        (2.50)       (4.72)        3.54         5.32
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                   (0.05)         (0.09)       (0.04)       (0.06)       (0.02)       (0.12)
  Net Realized Gain                                          --             --           --        (2.75)       (6.07)       (5.83)
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                  (0.05)         (0.09)       (0.04)       (2.81)       (6.09)       (5.95)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $     10.21       $   8.88     $   7.17     $   9.71     $  17.24     $  19.79
==================================================================================================================================
TOTAL RETURN                                              15.58%++       25.35%      (25.83)%     (30.81)%      19.58%       29.80%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)               $         5       $    683     $    601     $  1,063     $  5,039     $  2,123
Ratio of Expenses to Average Net Assets (2)                0.92%*         0.88%        0.91%        0.86%        0.86%        0.87%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                                    1.12%*         1.10%        0.53%        0.48%        0.04%        0.34%
Portfolio Turnover Rate                                      85%++          59%          93%         160%         211%         103%
----------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
        Including Expense Offsets                          0.92%*         0.87%        0.91%        0.86%        0.86%        0.85%
----------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
++   Not Annualized
*    Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004

FINANCIAL HIGHLIGHTS

MID CAP GROWTH PORTFOLIO

                                                                               INSTITUTIONAL CLASS
                                                ----------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                       ENDED
                                                   MARCH 31,                           YEAR ENDED SEPTEMBER 30,
                                                        2004    ------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS               (UNAUDITED)          2003         2002           2001           2000         1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $     15.42      $  11.65     $  14.80     $    35.15     $    25.77     $  18.62
==================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                         (0.02)+       (0.05)+      (0.05)+        (0.05)         (0.06)       (0.01)
  Net Realized and Unrealized Gain (Loss)
    on Investments                                      2.76          3.82        (3.10)        (16.44)         13.71        10.65
----------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                   2.74          3.77        (3.15)        (16.49)         13.65        10.64
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                   --            --           --             --             --       (0.00)#
  Net Realized Gain                                       --            --           --          (3.86)         (4.27)       (3.49)
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                  --            --           --          (3.86)         (4.27)       (3.49)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $     18.16      $  15.42     $  11.65     $    14.80     $    35.15     $  25.77
==================================================================================================================================
TOTAL RETURN                                           17.77%++      32.36%      (21.28)%       (50.80)%        56.60%       64.27%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)            $   559,170      $559,760     $438,778     $1,063,186     $2,109,750     $785,659
Ratio of Expenses to Average Net Assets (1)             0.64%*        0.64%        0.65%          0.61%          0.62%        0.62%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                                (0.25)%*      (0.37)%      (0.35)%        (0.25)%        (0.21)%      (0.07)%
Portfolio Turnover Rate                                   95%++        180%         221%           145%           169%         208%
----------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
     Ratio of Expenses to Average Net Assets
       Including Expense Offsets                        0.64%*        0.63%        0.64%          0.60%          0.61%        0.60%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  ADVISER CLASS
                                                ----------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                       ENDED
                                                   MARCH 31,                           YEAR ENDED SEPTEMBER 30,
                                                        2004    ------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS               (UNAUDITED)          2003         2002           2001           2000         1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $     15.13      $  11.45     $  14.59       $  34.79       $  25.59     $  18.55
==================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                         (0.04)+       (0.08)+      (0.09)+        (0.10)         (0.09)       (0.05)
  Net Realized and Unrealized Gain (Loss)
    on Investments                                      2.70          3.76        (3.05)        (16.24)         13.56        10.58
----------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                   2.66          3.68        (3.14)        (16.34)         13.47        10.53
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Realized Gain                                       --            --           --          (3.86)         (4.27)       (3.49)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $     17.79      $  15.13     $  11.45       $  14.59       $  34.79     $  25.59
==================================================================================================================================
TOTAL RETURN                                           17.58%++      32.14%      (21.52)%       (50.91)%        56.24%       63.87%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)            $   666,562      $531,571     $386,206       $656,786       $979,694     $263,312
Ratio of Expenses to Average Net Assets (2)             0.89%*        0.89%        0.90%          0.86%          0.87%        0.88%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                                (0.50)%*      (0.62)%      (0.60)%        (0.50)%        (0.46)%      (0.31)%
Portfolio Turnover Rate                                   95%++        180%         221%           145%           169%         208%
----------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
     Ratio of Expenses to Average Net Assets
      Including Expense Offsets                         0.89%*        0.88%        0.89%          0.85%          0.86%        0.86%
----------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
++   Not Annualized
#    Amount is less than $0.005 per share.
*    Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    2004 SEMI-ANNUAL REPORT

                                                    March 31, 2004

FINANCIAL HIGHLIGHTS

STRATEGIC SMALL VALUE PORTFOLIO

                                                                                  INSTITUTIONAL CLASS
                                                            -------------------------------------------------------------------
                                                             SIX MONTHS                                             PERIOD FROM
                                                                  ENDED                                                JUNE 30,
                                                              MARCH 31,                                               2000** TO
                                                                   2004             YEAR ENDED SEPTEMBER 30,      SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                          (UNAUDITED)          2003         2002         2001            2000
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $     12.50       $  9.84      $ 10.51       $10.62          $10.00
===============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                   (0.00)+#        0.02+        0.05+        0.09            0.03
  Net Realized and Unrealized Gain (Loss)
    on Investments                                                 2.56          2.66        (0.24)       (0.15)           0.59
-------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                              2.56          2.68        (0.19)       (0.06)           0.62
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.02)        (0.02)       (0.05)       (0.05)             --
  Net Realized Gain                                               (1.01)           --        (0.43)          --              --
-------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                          (1.03)        (0.02)       (0.48)       (0.05)             --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $     14.03       $ 12.50      $  9.84       $10.51          $10.62
===============================================================================================================================
TOTAL RETURN                                                      21.01%++      27.32%       (2.41)%      (0.60)%          6.20%++
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                       $    63,576       $53,514      $20,396       $2,434          $2,506
Ratio of Expenses to Average Net Assets (1)                        1.15%*        1.15%        1.15%        1.15%           1.31%*
Ratio of Net Investment Income (Loss) to Average
  Net Assets (1)                                                   0.05%*        0.22%        0.43%        0.73%           1.15%*
Portfolio Turnover Rate                                              91%++        159%         131%          80%             33%++
-------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
     ASSETS:
     Ratios Before Expenses Waived/Reimbursed by Adviser:
       Expenses to Average Net Assets                              1.30%*        1.51%        2.09%        3.00%           5.38%*
       Net Investment Income (Loss) to Average Net Assets         (0.10)%*      (0.14)%      (0.51)%      (1.12)%         (3.08)%*
     Ratio of Expenses to Average Net Assets Including
       Expense Offsets                                             1.15%*        1.15%        1.15%        1.15%           1.15%*
-------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
++   Not Annualized
#    Amount is less than $0.005 per share.
*    Annualized
**   Commencement of Operations

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004

FINANCIAL HIGHLIGHTS

U.S. MID CAP VALUE PORTFOLIO

                                                                                INSTITUTIONAL CLASS
                                                ----------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                       ENDED
                                                   MARCH 31,                          YEAR ENDED SEPTEMBER 30,
                                                        2004    ------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS               (UNAUDITED)          2003         2002           2001           2000         1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $     18.07      $  13.50     $  16.91     $    25.07     $    21.88     $  18.12
==================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net Investment Income (Loss)                          0.03+         0.02+       (0.01)+         0.05+          0.06+        0.12+
  Net Realized and Unrealized Gain (Loss)
    on Investments                                      2.94          4.55        (3.38)         (4.91)          5.78         5.01
----------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                   2.97          4.57        (3.39)         (4.86)          5.84         5.13
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                (0.05)           --        (0.02)         (0.08)         (0.08)       (0.06)
  Net Realized Gain                                       --            --           --          (3.22)         (2.57)       (1.31)
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                               (0.05)           --        (0.02)         (3.30)         (2.65)       (1.37)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $     20.99      $  18.07     $  13.50     $    16.91     $    25.07     $  21.88
==================================================================================================================================
TOTAL RETURN                                           16.45%++      33.85%      (20.09)%       (21.23)%        29.48%       29.44%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)            $   307,362      $441,775     $672,507     $1,096,021     $1,374,275     $721,015
Ratio of Expenses to Average Net Assets (1)             0.90%*        0.88%        0.89%          0.86%          0.87%        0.87%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                    0.35%*        0.13%       (0.05)%         0.22%          0.28%        0.57%
Portfolio Turnover Rate                                  101%++        138%         145%           176%           226%         244%
----------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
     Ratio of Expenses to Average Net Assets
       Including Expense Offsets                        0.90%*        0.87%        0.89%          0.85%          0.85%        0.86%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                 INVESTMENT CLASS
                                                ----------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                       ENDED
                                                   MARCH 31,                          YEAR ENDED SEPTEMBER 30,
                                                        2004    ------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS               (UNAUDITED)          2003         2002           2001           2000         1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $     17.95      $  13.43     $  16.83     $    24.97     $    21.80     $  18.05
==================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net Investment Income (Loss)                          0.02+        (0.01)+      (0.03)+         0.01+          0.03+        0.09+
  Net Realized and Unrealized Gain (Loss)
    on Investments                                      2.92          4.53        (3.37)         (4.88)          5.75         5.00
----------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                   2.94          4.52        (3.40)         (4.87)          5.78         5.09
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                (0.02)           --           --          (0.05)         (0.04)       (0.03)
  Net Realized Gain                                       --            --           --          (3.22)         (2.57)       (1.31)
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                               (0.02)           --           --          (3.27)         (2.61)       (1.34)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $     20.87      $  17.95     $  13.43     $    16.83     $    24.97     $  21.80
==================================================================================================================================
TOTAL RETURN                                           16.36%++      33.66%      (20.20)%       (21.36)%        29.25%       29.30%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)            $    15,044      $ 13,004     $ 33,100     $   46,063     $   29,593     $ 25,197
Ratio of Expenses to Average Net Assets (2)             1.05%*        1.03%        1.04%          1.01%          1.02%        1.02%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                    0.20%*       (0.02)%      (0.20)%         0.05%          0.14%        0.42%
Portfolio Turnover Rate                                  101%++        138%         145%           176%           226%         244%
----------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
        Including Expense Offsets                       1.05%*        1.02%        1.04%          1.00%          1.00%        1.01%
----------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
++   Not Annualized
*    Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    2004 SEMI-ANNUAL REPORT

                                                    March 31, 2004

FINANCIAL HIGHLIGHTS

U.S. MID CAP VALUE PORTFOLIO

                                                                                   ADVISER CLASS
                                                ----------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                       ENDED
                                                   MARCH 31,                          YEAR ENDED SEPTEMBER 30,
                                                        2004    ------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS               (UNAUDITED)          2003         2002           2001           2000         1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $     17.95      $  13.44     $  16.87     $    25.02     $    21.86     $  18.12
==================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net Investment Income (Loss)                          0.02+        (0.02)+      (0.05)+        (0.01)+         0.01+        0.07+
  Net Realized and Unrealized Gain (Loss) on            2.91          4.53        (3.38)         (4.88)          5.76         5.01
    Investments
----------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                   2.93          4.51        (3.43)         (4.89)          5.77         5.08
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                (0.00)#          --           --          (0.04)         (0.04)       (0.03)
  Net Realized Gain                                       --            --           --          (3.22)         (2.57)       (1.31)
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                               (0.00)#          --           --          (3.26)         (2.61)       (1.34)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $     20.88      $  17.95     $  13.44     $    16.87     $    25.02     $  21.86
==================================================================================================================================
TOTAL RETURN                                           16.34%++      33.56%      (20.33)%       (21.40)%        29.12%       29.12%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)            $    62,139      $ 84,733     $ 99,553     $  105,479     $   98,588     $ 40,636
Ratio of Expenses to Average Net Assets (1)             1.15%*        1.13%        1.14%          1.11%          1.12%        1.12%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                    0.10%*       (0.12)%      (0.30)%        (0.03)%         0.03%        0.33%
Portfolio Turnover Rate                                  101%++        138%         145%           176%           226%         244%
----------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
     Ratio of Expenses to Average Net Assets
      Including Expense Offsets                         1.15%*        1.12%        1.14%          1.10%          1.10%        1.11%
----------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
++   Not Annualized
#    Amount is less than $0.005 per share.
*    Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004

FINANCIAL HIGHLIGHTS

U.S. SMALL CAP VALUE PORTFOLIO

                                                                                INSTITUTIONAL CLASS
                                                ----------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                       ENDED
                                                   MARCH 31,                            YEAR ENDED SEPTEMBER 30,
                                                        2004    ------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS               (UNAUDITED)          2003         2002           2001           2000         1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $     18.19      $  14.04     $  15.16     $    21.18     $    18.62     $  17.37
==================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net Investment Income (Loss)                          0.02+         0.03+        0.06+          0.10+          0.09+        0.13+
  Net Realized and Unrealized Gain (Loss)
    on Investments                                      3.99          4.18        (1.10)         (4.35)          4.01         3.65
----------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                   4.01          4.21        (1.04)         (4.25)          4.10         3.78
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                (0.03)        (0.06)       (0.05)         (0.07)         (0.14)       (0.07)
  Net Realized Gain                                       --            --        (0.03)         (1.70)         (1.40)       (2.46)
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                               (0.03)        (0.06)       (0.08)         (1.77)         (1.54)       (2.53)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $     22.17      $  18.19     $  14.04     $    15.16     $    21.18     $  18.62
==================================================================================================================================
TOTAL RETURN                                           22.07%++      30.09%       (6.97)%       (21.25)%        23.11%       23.83%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)            $   540,633      $536,620     $588,803     $1,017,346     $1,269,171     $897,629
Ratio of Expenses to Average Net Assets (1)             0.89%*        0.89%        0.89%          0.86%          0.86%        0.86%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                    0.24%*        0.21%        0.35%          0.52%          0.43%        0.70%
Portfolio Turnover Rate                                   61%++        159%         118%           157%           193%         251%
----------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
     Ratio of Expenses to Average Net Assets
       Including Expense Offsets                        0.89%*        0.89%        0.89%          0.86%          0.85%        0.86%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  ADVISER CLASS
                                                ---------------------------------------------------------------------------------
                                                  SIX MONTHS                                                          PERIOD FROM
                                                       ENDED                                                          JANUARY 22,
                                                   MARCH 31,                    YEAR ENDED SEPTEMBER 30,                1999** TO
                                                        2004    -------------------------------------------------   SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS               (UNAUDITED)          2003         2002         2001         2000            1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $     18.16       $ 14.01      $ 15.13      $ 21.15      $ 18.62        $  17.32
=================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net Investment Income (Loss)                         (0.00)+#      (0.01)+       0.02+        0.05+        0.04+           0.06+
  Net Realized and Unrealized Gain (Loss)
    on Investments                                      3.99          4.18        (1.11)       (4.34)        4.02            1.24
---------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                   3.99          4.17        (1.09)       (4.29)        4.06            1.30
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                   --         (0.02)       (0.00)#      (0.03)       (0.13)             --
  Net Realized Gain                                       --            --        (0.03)       (1.70)       (1.40)             --
---------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                  --         (0.02)       (0.03)       (1.73)       (1.53)             --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $     22.15       $ 18.16      $ 14.01      $ 15.13      $ 21.15        $  18.62
=================================================================================================================================
TOTAL RETURN                                           21.97%++      29.76%       (7.22)%     (21.46)%      22.83%           7.51%++
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)            $    72,430       $64,391      $51,964      $55,259      $47,708        $ 16,117
Ratio of Expenses to Average Net Assets (2)             1.14%*        1.14%        1.14%        1.11%        1.11%           1.11%*
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                   (0.01)%*      (0.04)%       0.10%        0.26%        0.18%           0.45%*
Portfolio Turnover Rate                                   61%++        159%         118%         157%         193%            251%++
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
     Ratio of Expenses to Average Net Assets
       Including Expense Offsets                        1.14%*        1.14%        1.14%        1.11%        1.10%           1.10%*
---------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
++   Not Annualized
#    Amount is less than $0.005 per share.
*    Annualized
**   Commencement of offering of Adviser Class Shares.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    2004 SEMI-ANNUAL REPORT

                                                    March 31, 2004

FINANCIAL HIGHLIGHTS

VALUE PORTFOLIO

                                                                               INSTITUTIONAL CLASS
                                                --------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                       ENDED
                                                   MARCH 31,                        YEAR ENDED SEPTEMBER 30,
                                                        2004    ----------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS               (UNAUDITED)          2003         2002         2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $     13.64      $  10.65     $  13.80     $  12.86      $  13.59    $    15.16
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                          0.13+         0.19+        0.16+        0.19+         0.16+         0.21+
  Net Realized and Unrealized Gain (Loss)
    on Investments                                      2.31          2.99        (3.14)        0.93          0.95          1.11
--------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                   2.44          3.18        (2.98)        1.12          1.11          1.32
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                (0.12)        (0.19)       (0.17)       (0.18)        (0.18)        (0.28)
  Net Realized Gain                                       --            --           --           --         (1.66)        (2.61)
--------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                               (0.12)        (0.19)       (0.17)       (0.18)        (1.84)        (2.89)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $     15.96      $  13.64     $  10.65     $  13.80      $  12.86    $    13.59
================================================================================================================================
TOTAL RETURN                                           17.98%++      30.19%      (21.93)%       8.68%         9.67%         8.30%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)            $   368,642      $363,636     $456,996     $656,007      $690,859    $1,079,356
Ratio of Expenses to Average Net Assets (1)             0.63%*        0.63%        0.64%        0.62%         0.61%         0.63%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                    1.68%*        1.57%        1.09%        1.26%         1.32%         1.38%
Portfolio Turnover Rate                                   73%++         65%          42%          38%           50%           53%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
     Ratio of Expenses to Average Net Assets
       Including Expense Offsets                        0.63%*        0.62%        0.64%        0.61%         0.60%         0.62%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                INVESTMENT CLASS
                                                --------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                       ENDED
                                                   MARCH 31,                        YEAR ENDED SEPTEMBER 30,
                                                        2004    ----------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS               (UNAUDITED)          2003         2002         2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $     13.65      $  10.65     $  13.80     $  12.86      $  13.58    $    15.15
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                          0.12+         0.17+        0.14+        0.16+         0.15+         0.19+
  Net Realized and Unrealized Gain (Loss)
    on Investments                                      2.32          3.00        (3.15)        0.93          0.94          1.12
--------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                   2.44          3.17        (3.01)        1.09          1.09          1.31
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                (0.11)        (0.17)       (0.14)       (0.15)        (0.15)        (0.27)
  Net Realized Gain                                       --            --           --           --         (1.66)        (2.61)
--------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                               (0.11)        (0.17)       (0.14)       (0.15)        (1.81)        (2.88)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $     15.98      $  13.65     $  10.65     $  13.80      $  12.86    $    13.58
================================================================================================================================
TOTAL RETURN                                           17.92%++      30.06%      (22.06)%       8.46%         9.50%         8.20%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)            $    34,472      $ 26,169     $ 19,440     $ 19,552      $  4,069    $    9,673
Ratio of Expenses to Average Net Assets (2)             0.78%*        0.78%        0.79%        0.77%         0.76%         0.78%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                    1.53%*        1.42%        0.94%        1.08%         1.19%         1.25%
Portfolio Turnover Rate                                   73%++         65%          42%          38%           50%           53%
--------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
    Ratio of Expenses to Average Net Assets
     Including Expense Offsets                          0.78%*        0.77%        0.79%        0.76%         0.75%         0.77%
--------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
++   Not Annualized
*    Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004

FINANCIAL HIGHLIGHTS

VALUE PORTFOLIO

                                                                                  ADVISER CLASS
                                                --------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                       ENDED
                                                   MARCH 31,                        YEAR ENDED SEPTEMBER 30,
                                                        2004    ----------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS               (UNAUDITED)          2003         2002         2001          2000         1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $     13.62      $  10.63     $  13.78     $  12.83      $  13.57      $  15.13
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                          0.11+         0.16+        0.12+        0.15+         0.13+         0.17+
  Net Realized and Unrealized Gain (Loss)
    on Investments                                      2.31          2.99        (3.14)        0.94          0.94          1.12
--------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                   2.42          3.15        (3.02)        1.09          1.07          1.29
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                (0.10)        (0.16)       (0.13)       (0.14)        (0.15)        (0.24)
  Net Realized Gain                                       --            --           --           --         (1.66)        (2.61)
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                (0.10)        (0.16)       (0.13)       (0.14)        (1.81)        (2.85)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $     15.94      $  13.62     $  10.63     $  13.78      $  12.83      $  13.57
================================================================================================================================
TOTAL RETURN                                           17.85%++      29.87%      (22.17)%       8.49%         9.31%         8.10%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)            $   892,849      $622,230     $534,668     $805,799      $301,497      $254,483
Ratio of Expenses to Average Net Assets (1)             0.88%*        0.88%        0.89%        0.87%         0.86%         0.88%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                    1.43%*        1.32%        0.84%        0.99%         1.05%         1.10%
Portfolio Turnover Rate                                   73%++         65%          42%          38%           50%           53%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
     Ratio of Expenses to Average Net Assets
      Including Expense Offsets                         0.88%*        0.87%        0.89%        0.86%         0.85%         0.87%
--------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
++   Not Annualized
*    Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    2004 SEMI-ANNUAL REPORT

                                                    March 31, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund is comprised of nineteen active portfolios. The accompanying financial statements and financial highlights are those of the Equity, Mid Cap Growth, Strategic Small Value, U.S. Mid Cap Value, U.S. Small Cap Value, and Value Portfolios, all of which are considered diversified funds for purposes of the 1940 Act (each referred to as a "Portfolio"). The financial statements of the remaining portfolios are presented separately.

The Fund offers up to three different classes of shares for certain Portfolios - Institutional Class shares, Investment Class shares and Adviser Class shares. Each class of shares has identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights, except each class bears different distribution or service fees as described in Note D. The Strategic Small Value and U.S. Small Cap Value Portfolios are authorized to issue unlimited shares per class but are currently closed to new accounts.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

   All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2. REPURCHASE AGREEMENTS: Each Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements as discussed above.

3. FOREIGN CURRENCY TRANSLATION AND FOREIGN CURRENCY EXCHANGE CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

   A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the Mid Cap Growth Portfolio) may enter into foreign currency exchange contracts to protect securities and related receivables and payables against future changes in foreign exchange rates.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

   Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

   The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation, regulation of foreign securities markets and the possibility of political or economic instability.

4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

   Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio has agreed to pay Morgan Stanley Investment Management Inc. ("MS Investment Management," formerly Morgan Stanley Investments LP, or the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate to each Portfolio's average daily net assets for the quarter.

                             ANNUAL       VOLUNTARY EXPENSE LIMITATIONS
                         INVESTMENT    ----------------------------------
                           ADVISORY    INSTITUTION   INVESTMENT   ADVISER
PORTFOLIO                       FEE          CLASS        CLASS     CLASS
-------------------------------------------------------------------------
Equity                       0.500%            --%          --%       --%
Mid Cap Growth               0.500             --           --        --
Strategic Small Value        1.000           1.15           --        --
U.S. Mid Cap Value           0.750             --           --        --
U.S. Small Cap Value         0.750             --           --        --
Value                        0.500             --           --        --

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Strategic Small Value Portfolio for certain expenses so that annual operating expenses, after giving effect to custody fee offsets, will not exceed voluntary expense limitations established for each class of shares as presented in the table above.

C. ADMINISTRATOR. MS Investment Management (the "Administrator") also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.08% of the average daily net assets of each Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. DISTRIBUTOR. Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly owned subsidiary of the Adviser, is the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in each Portfolio with distribution services, and receives fees in connection with these services, pursuant to separate Distribution and Shareholder Servicing Plans (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Adviser Class of shares pays a distribution fee of 0.25% of average net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of

                                                    2004 SEMI-ANNUAL REPORT

                                                    March 31, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

shares pays a shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MSDI. The distribution fee may be retained by MSDI if an Adviser Class shareholder invests directly through MSDI. Usually the fees are paid by MSDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MSIFT Portfolios to the public.

E. CUSTODY. JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Portfolios have entered into an arrangement with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio's expenses. These custodian credits are shown as "expense offsets" on the Statement of Operations.

F. PORTFOLIO INVESTMENT ACTIVITY.

1. PURCHASES AND SALES OF SECURITIES. For the six months ended March 31, 2004, purchases and sales of investment securities other than temporary cash investments and long-term U.S. government securities were:

                                                 PURCHASES                 SALES
PORTFOLIO                                            (000)                 (000)
--------------------------------------------------------------------------------
Equity                                          $  136,084            $  146,226
Mid Cap Growth                                   1,103,467             1,124,567
Strategic Small Value                               52,122                53,659
U.S. Mid Cap Value                                 432,126               674,858
U.S. Small Cap Value                               350,690               470,625
Value                                              915,109               819,633

   There were no purchases or sales of long-term U.S. government securities.

   During the six month period ended March 31, 2004, the following Portfolios paid brokerage commissions to Morgan Stanley & Co., an affiliated broker/dealer.

                                                                          BROKER
                                                                     COMMISSIONS
PORTFOLIO                                                                  (000)
--------------------------------------------------------------------------------
Equity                                                                      $  1
Mid Cap Growth                                                                55
Strategic Small Value                                                          8
U.S. Mid Cap Value                                                            15
U.S. Small Cap Value                                                         181
Value                                                                         12

G. SECURITIES LENDING. Certain Portfolios may lend investment securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. The Portfolio retains a portion of the income derived from these investments, which is included in the Statement of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower. The value of loaned securities and related collateral outstanding at March 31, 2004 are as follows:

                                                VALUE OF
                                                  LOANED                VALUE OF
                                              SECURITIES              COLLATERAL
PORTFOLIO                                          (000)                   (000)
--------------------------------------------------------------------------------
Equity                                           $ 6,858                 $ 6,927
Value                                             93,567                  94,421

The following Portfolios had income from securities lending (after rebates to borrowers and fee paid to securities lending agent):

                                                                    NET INTEREST
                                                                       EARNED BY
                                                                       PORTFOLIO
PORTFOLIO                                                                  (000)
--------------------------------------------------------------------------------
Equity                                                                       $ 5
Value                                                                         38

H. FEDERAL INCOME TAXES. It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Dividends from net investment income, if any, are declared and paid quarterly for the Equity and Value Portfolios. The Mid Cap Growth, Strategic Small Value, U.S. Mid Cap Value, and U.S. Small Cap Value Portfolios dividends are declared and paid annually. Net realized capital gains are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. As of September 30, 2003,

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

the tax character of distributions paid during 2003 and 2002 were as follows:

                                    2003 DISTRIBUTIONS      2002 DISTRIBUTIONS
                                        PAID FROM:             PAID FROM:
                                    ------------------   -----------------------
                                              ORDINARY   ORDINARY      LONG-TERM
                                                INCOME     INCOME   CAPITAL GAIN
PORTFOLIO                                        (000)      (000)          (000)
--------------------------------------------------------------------------------
Equity                                         $ 2,546    $ 2,873         $   --
Strategic Small Value                               60         74             37
U.S. Mid Cap Value                                  --      1,189             --
U.S. Small Cap Value                             2,339      3,166          2,110
Value                                           14,121     14,798             --

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post October Losses. Permanent differences are generally due to REIT adjustments, gain (loss) on in-kind redemptions, foreign currency transactions and gains on certain equity securities designated as issued by "passive foreign investment companies".

Permanent book and tax basis differences may result in reclassifications to undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                  UNDISTRIBUTED    UNDISTRIBUTED
                                                       ORDINARY        LONG-TERM
                                                         INCOME     CAPITAL GAIN
PORTFOLIO                                                 (000)            (000)
--------------------------------------------------------------------------------
Equity                                                   $  432             $ --
Strategic Small Value                                       886              150
U.S. Mid Cap Value                                          547               --
U.S. Small Cap Value                                        487               --
Value                                                     3,625               --

At March 31, 2004, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                                                             NET
                                                                    APPRECIATION
                                COST  APPRECIATION  DEPRECIATION  (DEPRECIATION)
PORTFOLIO                      (000)         (000)         (000)           (000)
--------------------------------------------------------------------------------
Equity                    $  161,794      $ 18,331      $ (3,543)       $ 14,788
Mid Cap Growth             1,078,388       170,117       (17,630)        152,487
Strategic Small Value         55,642         7,930          (341)          7,589
U.S. Mid Cap Value           345,204        43,157        (2,120)         41,037
U.S. Small Cap Value         508,495       104,704        (2,642)        102,062
Value                      1,252,371       153,006       (12,680)        140,326

At September 30, 2003, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

                                         EXPIRATION DATE
                                          SEPTEMBER 30,
                                             (000)
                          -----------------------------------------------------------
PORTFOLIO                    2008         2009         2010         2011        TOTAL
-------------------------------------------------------------------------------------
Equity                    $    --      $ 9,611   $   71,011     $ 32,106   $  112,728
Mid Cap Growth                 --       16,101    1,000,928      303,325    1,320,354
U.S. Mid Cap Value             --          493      102,896      157,636      261,025
U.S. Small Cap Value           --           --      118,523           --      118,523
Value                      16,828        3,629       15,692      139,659      175,808

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2003, the following Portfolios elected to defer capital and currency losses occurring between November 1, 2002 and September 30, 2003 up to the following amounts:

                                                                 POST-OCTOBER
                                                              ------------------
                                                              CAPITAL   CURRENCY
                                                               LOSSES     LOSSES
PORTFOLIO                                                       (000)      (000)
--------------------------------------------------------------------------------
Equity                                                        $   944        $--
Strategic Small Value                                              86         --
U.S. Mid Cap Value                                             98,049         --
Value                                                          80,464         --

I. OTHER. At March 31, 2004, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

                                                         PERCENTAGE
                                                        OF OWNERSHIP
                                            ------------------------------------
                                            INSTITUTIONAL   INVESTMENT   ADVISER
PORTFOLIO                                           CLASS        CLASS     CLASS
--------------------------------------------------------------------------------
Equity                                              48.6%          --%    100.0%
Mid Cap Growth                                      37.6           --      80.0
Strategic Small Value                               97.7           --        --
U.S. Mid Cap Value                                  35.3         90.3      68.1
U.S. Small Cap Value                                57.8           --      78.1
Value                                               49.6        100.0      98.1

J. SUBSEQUENT EVENT. Effective April 21, 2004, Philip J. Purcell resigned from the Board of Trustees.

K. SUPPLEMENTAL PROXY INFORMATION. A special meeting of shareholders of the Strategic Small Value Portfolio was held on February 24, 2004. The primary purpose of this meeting was to vote on an Agreement and Plan of Reorganization for the Strategic Small Value Portfolio. The meeting is currently adjourned until June 8, 2004 to permit further solicitation of proxies, as a quorum was not obtained on the original date of the meeting, or at three subsequent meetings.

                                                    2004 SEMI-ANNUAL REPORT

                                                    March 31, 2004 (unaudited)

TRUSTEE AND OFFICER INFORMATION

TRUSTEES

Michael Bozic

Charles A. Fiumefreddo

Edwin J. Garn

Wayne E. Hedien

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020

DISTRIBUTOR
Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899

CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017

OFFICERS

Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

James W. Garrett
TREASURER AND CHIEF FINANCIAL OFFICER

Michael J. Leary
ASSISTANT TREASURER

Mary E. Mullin
SECRETARY

LEGAL COUNSEL
Clifford Chance US LLP
200 Park Avenue
New York, NY 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(800) 354-8185.

Additionally, a description of the Trust's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 354-8185.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020
Investment Adviser: (610) 940-5000 - MSIF Trust (800) 354-8185

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

                                                                  929-eqann-0404

                                                         2004 SEMI-ANNUAL REPORT

[MORGAN STANLEY LOGO]                                    March 31, 2004


MORGAN STANLEY INSTITUTIONAL FUND TRUST


ADVISORY PORTFOLIOS

Advisory Foreign Fixed Income
Advisory Foreign Fixed Income II
Advisory Mortgage

                                                         2004 SEMI-ANNUAL REPORT

                                                         March 31, 2004

TABLE OF CONTENTS

SHAREHOLDER'S LETTER ..........................................................2

STATEMENTS OF NET ASSETS
ADVISORY PORTFOLIOS:
Advisory Foreign Fixed Income .................................................3
Advisory Foreign Fixed Income II ..............................................5
Advisory Mortgage .............................................................7

STATEMENTS OF OPERATIONS .....................................................11
STATEMENTS OF CHANGES IN NET ASSETS ..........................................12
STATEMENT OF CASH FLOWS ......................................................13
FINANCIAL HIGHLIGHTS .........................................................14
NOTES TO FINANCIAL STATEMENTS ................................................17
TRUSTEE AND OFFICER INFORMATION ..............................................23

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call 1 (800) 354-8185. Please read the prospectus carefully before you invest or send money.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

SHAREHOLDER'S LETTER


Dear Shareholders:

We are pleased to present to you the Fund's Semi-Annual Report for the six months ended March 31, 2004. Our Fund currently consists of 19 portfolios, providing investors with a broad array of equity, fixed- income, and balanced portfolios. The Fund's portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), and fixed income (e.g., short, medium, and long duration; investment grade and high yield).

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President and Principal Executive Officer

April 2004

                                                     2004 SEMI-ANNUAL REPORT

                                                     March 31, 2004 (unaudited)
STATEMENT OF NET ASSETS

ADVISORY FOREIGN FIXED INCOME PORTFOLIO

                                                                                          FACE
                                                                                        AMOUNT          VALUE
                                                                                         (000)          (000)
-------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (51.6%)
DANISH KRONE (0.3%)
Kingdom of Denmark
  5.00%, 8/15/05                                                                  DKK    2,500     $      429
-------------------------------------------------------------------------------------------------------------
EURO (51.0%)
BAT International Finance plc
  4.88%, 2/25/09                                                                  EUR   10,120         12,978
DEPFA Deutsche Pfandbriefbank AG
  5.00%, 2/3/05                                                                            340            429
France Telecom S.A.
  7.00%, 12/23/09                                                                        5,500          7,855
Government of France
  5.00%, 7/12/05                                                                        27,500         35,141
Government of France O.A.T.
  5.50%, 4/25/04                                                                         1,700          2,099
Kingdom of Belgium
  7.25%, 4/29/04                                                                           330            408
Kingdom of Spain
  3.25%, 1/31/05                                                                           355            442
Netherlands Government
  7.25%, 10/1/04                                                                         1,700          2,148
Olivetti Finance N.V.
  5.88%, 1/24/08                                                                         5,925          7,911
Republic of Austria
  3.40%, 10/20/04                                                                          350            435
Treuhandanstalt
  7.50%, 9/9/04                                                                            330            416
-------------------------------------------------------------------------------------------------------------
                                                                                                       70,262
=============================================================================================================
SWEDISH KRONA (0.3%)
Swedish Government
  6.00%, 2/9/05                                                                   SEK    3,150            431
-------------------------------------------------------------------------------------------------------------
  TOTAL FIXED INCOME SECURITIES (COST $65,640)                                                         71,122
=============================================================================================================
SHORT-TERM INVESTMENTS (44.2%)
REPURCHASE AGREEMENT (0.0%)
J.P. Morgan Securities, Inc., 0.97%,
  dated 3/31/04, due 4/1/04,
  repurchase price $4                                                               $     (f)4              4
-------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITY (44.2%)
U.S. Treasury Bill
  0.91%, 4/1/04                                                                         60,900         60,899
-------------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $60,904)                                                          60,903
=============================================================================================================
TOTAL INVESTMENTS (95.8%) (COST $126,544)                                                             132,025
=============================================================================================================

                                                                                        AMOUNT         AMOUNT
                                                                                         (000)          (000)
-------------------------------------------------------------------------------------------------------------
OTHER ASSETS (4.2%)
  Cash                                                                              $        1
  Net Unrealized Appreciation on
    Foreign Currency Exchange Contracts                                                  2,071
  Due from Broker                                                                        1,993
  Interest Receivable                                                                    1,747     $    5,812
-------------------------------------------------------------------------------------------------------------
LIABILITIES (0.0%)
  Payable for Administrative Fees                                                          (15)
  Payable for Investment Advisory Fees                                                      (8)
  Payable for Trustees' Fees and Expenses                                                   (5)
  Payable for Custodian Fees                                                                (3)
  Other Liabilities                                                                        (18)           (49)
-------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                  $  137,788
=============================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                                    $  135,738
Undistributed (Distributions in Excess of)
  Net Investment Income                                                                                 2,389
Accumulated Net Realized Gain (Loss)                                                                   (8,240)
Unrealized Appreciation (Depreciation) on:
  Investments                                                                                           5,481
  Foreign Currency Exchange Contracts and Translations                                                  2,101
  Futures Contracts                                                                                       319
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $  137,788
=============================================================================================================
INSTITUTIONAL CLASS:

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 41,411,589 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                               $     3.33
=============================================================================================================

(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                                           NET
      CURRENCY                                              IN                          UNREALIZED
         TO                                              EXCHANGE                      APPRECIATION
      DELIVER               VALUE    SETTLEMENT            FOR              VALUE     (DEPRECIATION)
       (000)                (000)       DATE              (000)             (000)         (000)
----------------------------------------------------------------------------------------------------
EUR              3,010     $ 3,706    4/26/04          US$        3,815     $ 3,815        $  109
EUR             13,754      16,932    4/26/04          US$       17,429      17,429           497
EUR             40,791      50,217    4/26/04          US$       51,682      51,682         1,465
                           -------                                          -------        ------
                           $70,855                                          $72,926        $2,071
                           =======                                          =======        ======

--------------------------------------------------------------------------------
EUR -- Euro
US$ -- U.S. Dollar

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENTS OF NET ASSETS (CONT'D)

ADVISORY FOREIGN FIXED INCOME PORTFOLIO

--------------------------------------------------------------------------------
FUTURES CONTRACTS:
  The Portfolio had the following futures contract(s) open at period end:

                                                                     NET
                                                                 UNREALIZED
                           NUMBER                               APPRECIATION
                             OF         VALUE     EXPIRATION   (DEPRECIATION)
                         CONTRACTS      (000)        DATE          (000)
-----------------------------------------------------------------------------
LONG:
Euro Schatz 2 yr.
  (Germany)                    456     $59,910      Jun-04         $319
                                                                   ====

--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     2004 SEMI-ANNUAL REPORT

                                                     March 31, 2004 (unaudited)
STATEMENT OF NET ASSETS

ADVISORY FOREIGN FIXED INCOME II PORTFOLIO

                                                                                          FACE
                                                                                        AMOUNT          VALUE
                                                                                         (000)          (000)
-------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (48.2%)
EURO (47.8%)
BAT International Finance plc
  4.88%, 2/25/09                                                                  EUR    1,755     $    2,250
DEPFA Deutsche Pfandbriefbank AG
  5.00%, 2/3/05                                                                             80            101
France Telecom S.A.
  7.00%, 12/23/09                                                                          930          1,328
Government of France
  5.00%, 7/12/05                                                                         4,500          5,750
Government of France O.A.T.
  5.50%, 4/25/04                                                                           430            531
Kingdom of Belgium
  7.25%, 4/29/04                                                                            75             93
Kingdom of Spain
  3.25%, 1/31/05                                                                            85            106
Netherlands Government
  7.25%, 10/1/04                                                                           420            531
Olivetti Finance N.V.
  5.88%, 1/24/08                                                                         1,000          1,335
Republic of Austria
  3.40%, 10/20/04                                                                           80             99
Treuhandanstalt
  7.50%, 9/9/04                                                                             75             95
-------------------------------------------------------------------------------------------------------------
                                                                                                       12,219
=============================================================================================================
SWEDISH KRONA (0.4%)
Swedish Government
  6.00%, 2/9/05                                                                   SEK      750            103
-------------------------------------------------------------------------------------------------------------
  TOTAL FIXED INCOME SECURITIES (COST $11,310)                                                         12,322
=============================================================================================================
SHORT-TERM INVESTMENTS (47.3%)
REPURCHASE AGREEMENT (0.3%)
J.P. Morgan Securities, Inc., 0.97%,
  dated 3/31/04, due 4/1/04,
  repurchase price $69                                                              $    (f)69             69
-------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITY (47.0%)
U.S. Treasury Bill
  0.91%, 4/1/04                                                                         12,000         12,000
-------------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $12,069)                                                          12,069
=============================================================================================================
TOTAL INVESTMENTS (95.5%) (COST $23,379)                                                               24,391
=============================================================================================================

                                                                                        AMOUNT         AMOUNT
                                                                                         (000)          (000)
-------------------------------------------------------------------------------------------------------------
OTHER ASSETS (4.7%)
  Cash                                                                              $        1
  Due from Broker                                                                          497
  Net Unrealized Appreciation on
    Foreign Currency Exchange Contracts                                                    360
  Interest Receivable                                                                      305
  Foreign Withholding Tax Reclaim Receivable                                                18
  Receivable from Investment Adviser                                                        12
  Other                                                                                      1     $    1,194
-------------------------------------------------------------------------------------------------------------
LIABILITIES (-0.2%)
  Payable for Administrative Fees                                                           (6)
  Payable for Custodian Fees                                                                (1)
  Payable for Trustees' Fees and Expenses                                                   (1)
  Other Liabilities                                                                        (33)           (41)
-------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                  $   25,544
=============================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                                    $   25,183
Undistributed (Distributions in Excess of)
  Net Investment Income                                                                                   413
Accumulated Net Realized Gain (Loss)                                                                   (1,496)
Unrealized Appreciation (Depreciation) on:
  Investments                                                                                           1,012
  Foreign Currency Exchange Contracts and Translations                                                    373
  Futures Contracts                                                                                        59
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $   25,544
=============================================================================================================
INSTITUTIONAL CLASS:

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 2,168,923 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                               $    11.78
=============================================================================================================

--------------------------------------------------------------------------------
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.


--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                                             NET
       CURRENCY                                               IN                          UNREALIZED
         TO                                                EXCHANGE                      APPRECIATION
       DELIVER             VALUE     SETTLEMENT              FOR            VALUE       (DEPRECIATION)
        (000)              (000)        DATE                (000)           (000)           (000)
------------------------------------------------------------------------------------------------------
EUR                855     $ 1,053    4/26/04           US$       1,084     $ 1,084          $ 31
EUR              5,201       6,403    4/26/04           US$       6,590       6,590           187
EUR              3,947       4,860    4/26/04           US$       5,002       5,002           142
                           -------                                          -------          ----
                           $12,316                                          $12,676          $360
                           =======                                          =======          ====

--------------------------------------------------------------------------------
EUR -- Euro
US$ -- U.S. Dollar

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

ADVISORY FOREIGN FIXED INCOME II PORTFOLIO

--------------------------------------------------------------------------------
FUTURES CONTRACTS:
  The Portfolio had the following futures contract(s) open at period end:

                                                                   NET
                                                                UNREALIZED
                          NUMBER                               APPRECIATION
                            OF         VALUE      EXPIRATION  (DEPRECIATION)
                         CONTRACTS     (000)         DATE         (000)
--------------------------------------------------------------------------------
LONG:
  Euro Schatz 2 yr.
    (Germany)            83           $10,905      Jun-04         $ 59
                                                                  ====
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     2004 SEMI-ANNUAL REPORT

                                                     March 31, 2004 (unaudited)
STATEMENT OF NET ASSETS

ADVISORY MORTGAGE PORTFOLIO

                                                                                          FACE
                                                                                        AMOUNT          VALUE
                                                                                         (000)          (000)
-------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (140.9%)
AGENCY ADJUSTABLE RATE MORTGAGES (2.0%)
Government National Mortgage Association,
 Adjustable Rate Mortgages:
  4.375%, 5/20/24 - 2/20/28                                                         $   60,914     $   62,035
  4.625%, 10/20/25 - 12/20/27                                                           16,871         17,321
  4.75%, 7/20/25 - 9/20/27                                                              12,209         12,494
-------------------------------------------------------------------------------------------------------------
                                                                                                       91,850
=============================================================================================================
AGENCY FIXED RATE MORTGAGES (103.3%)
Federal Home Loan Mortgage Corporation,
  5.125%, 11/7/13                                                                       79,650         81,391
 Conventional Pools:
  7.00%, 10/26/29                                                                            1              1
  8.00%, 3/1/07 - 9/1/08                                                                    99            105
  8.25%, 10/1/06 - 7/1/08                                                                   92             96
  8.75%, 4/1/08                                                                             26             28
  9.00%, 10/1/16                                                                            72             81
  9.50%, 10/1/16 - 3/1/20                                                                2,711          3,039
  10.00%, 1/1/09 - 12/1/20                                                               5,780          6,485
  10.25%, 1/1/09 - 12/1/11                                                                  37             42
  10.50%, 11/1/08 - 12/1/20                                                              3,343          3,761
  11.00%, 2/1/11 - 9/1/20                                                                1,741          1,968
  11.25%, 6/1/10 - 12/1/15                                                                  15             17
  11.50%, 1/1/07 - 9/1/19                                                                1,120          1,272
  11.75%, 3/1/11 - 4/1/15                                                                   81             93
  12.00%, 10/1/09 - 7/1/20                                                               1,064          1,217
  12.50%, 10/1/09 - 6/1/15                                                                 158            181
  13.00%, 9/1/10 - 11/1/13                                                                  11             13
  13.50%, 2/1/10                                                                             5              5
 Gold Pools:
  6.50%, 5/1/21 - 11/1/33                                                              153,412        161,329
  7.00%, 12/1/26 - 11/1/32                                                              62,202         65,977
  7.50%, 2/1/23 - 1/1/33                                                               144,049        155,073
  8.00%, 5/1/20 - 12/1/31                                                               55,369         59,894
  8.50%, 10/1/10 - 7/1/31                                                              143,485        155,347
  9.00%, 10/1/17 - 1/1/31                                                               10,092         11,059
  9.50%, 11/1/16 - 12/1/22                                                               3,338          3,744
  10.00%, 6/1/17 - 4/1/25                                                                2,616          2,942
  10.50%, 6/1/11 - 3/1/21                                                                  812            920
  11.00%, 7/1/17 - 9/1/20                                                                  726            819
  11.50%, 1/1/16 - 6/1/20                                                                  295            337
  12.00%, 6/1/20                                                                           895          1,017
  12.50%, 7/1/19                                                                            22             26
 April TBA
  6.00%, 4/1/34                                                                     (i)333,650        346,788
 May TBA
  5.00%, 5/1/19                                                                      (i)94,500         96,981
Federal National Mortgage Association,
 Conventional Pools:
  6.50%, 1/1/24 - 1/1/34                                                               436,593        458,900
  7.00%, 7/1/07 - 2/1/33                                                               323,340        343,264
  7.50%, 10/1/12 - 12/1/33                                                             334,655        358,815
  8.00%, 3/1/07 - 4/1/33                                                               219,170        237,279
  8.50%, 10/1/05 - 4/1/32                                                              179,027        193,912
  9.00%, 6/1/18 - 4/1/26                                                            $    2,867     $    3,203
  9.50%, 7/1/16 - 4/1/30                                                                17,941         20,100
  10.00%, 9/1/10 - 9/1/26                                                               16,056         18,143
  10.50%, 5/1/06 - 6/1/27                                                                5,637          6,394
  10.75%, 10/1/11                                                                           34             38
  11.00%, 10/1/13 - 7/1/25                                                               1,374          1,560
  11.25%, 1/1/11 - 1/1/16                                                                   72             82
  11.50%, 2/1/11 - 8/1/25                                                                2,250          2,570
  12.00%, 9/1/10 - 8/1/20                                                                1,213          1,387
  12.50%, 1/1/10 - 9/1/15                                                                1,047          1,213
 April TBA
  5.00%, 4/1/19                                                                     (i)131,500        135,157
  5.50%, 4/1/19 - 4/1/34                                                            (i)261,775        268,786
  6.00%, 4/1/34                                                                      (i)23,950         24,931
  6.50%, 4/1/34                                                                     (i)825,700        867,501
  7.00%, 4/1/34                                                                      (i)50,000         53,078
 May TBA
  4.50%, 5/1/19                                                                     (i)153,400        154,886
  5.50%, 5/1/19 - 5/1/34                                                            (i)292,200        301,401
Government National Mortgage Association,
 Various Pools:
  8.50%, 7/15/08 - 3/15/20                                                               4,370          4,856
  9.00%, 11/15/16 - 11/15/24                                                            24,835         27,888
  9.50%, 7/15/09 - 10/15/24                                                             56,031         62,888
  10.00%, 10/15/09 - 2/15/26                                                            83,044         94,189
  10.50%, 6/15/12 - 4/15/25                                                             17,855         20,378
  11.00%, 12/15/09 - 4/15/21                                                            24,784         28,307
  11.50%, 3/15/10 - 11/15/19                                                             1,549          1,786
  12.00%, 11/15/12 - 5/15/16                                                             3,060          3,539
  12.50%, 5/15/10 - 7/15/15                                                                189            220
  13.00%, 1/15/11 - 10/15/13                                                                60             70
  13.50%, 5/15/10 - 9/15/14                                                                 81             96
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,858,865
=============================================================================================================
ASSET BACKED CORPORATES (2.8%)
Centex Home Equity Corp.
  2.03%, 6/25/19                                                                        34,238         34,315
Chase Funding Mortgage Loan
  2.005%, 2/25/17                                                                        4,637          4,639
CitiFinancial Mortgage Securities, Inc.
  1.94%, 1/25/33                                                                     (g)10,237         10,241
Harley-Davidson Eaglemark Motorcycle Trust
  3.02%, 9/15/06                                                                        12,366         12,437
Hyundai Auto Receivables Trust
  1.56%, 9/15/06                                                                        43,000         43,093
Lehman ABS Manufactured Housing Contract
  3.01%, 3/15/10                                                                         6,142          5,975
MBNA Master Credit Card Trust
  1.21%, 2/15/07                                                                        (h)400            401
Nissan Auto Receivables Owner Trust
  3.58%, 9/15/05                                                                            87             87
Whole Auto Loan Trust
  1.88%, 6/15/05                                                                        20,492         20,530
-------------------------------------------------------------------------------------------------------------
                                                                                                      131,718
=============================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENTS OF NET ASSETS (CONT'D)

ADVISORY MORTGAGE PORTFOLIO

                                                                                          FACE
                                                                                        AMOUNT          VALUE
                                                                                         (000)          (000)
-------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (4.4%)
Federal Home Loan Mortgage Corporation,
  9.50%, 7/15/21                                                                    $      342     $      349
  Inv Fl IO
  1.50%, 6/17/27                                                                         3,073             96
  5.739%, 12/15/23                                                                       9,375            407
  6.41%, 1/15/29                                                                         4,202            344
  6.91%, 6/15/28                                                                        18,776          1,406
  7.31%, 12/15/27                                                                       13,482            624
  7.41%, 9/15/30                                                                         8,200            795
  7.539%, 10/15/22                                                                       2,579            269
  19.495%, 9/15/07                                                                       1,015            191
  23.88%, 3/15/24                                                                       26,915          7,738
  41.625%, 11/15/07                                                                        150             62
  Inv Fl IO PAC
  7.439%, 2/15/08                                                                        1,681            112
  Inv Fl IO REMIC
  6.41%, 8/15/30                                                                            91              7
  6.875%, 10/15/08                                                                       2,416            176
  Inv Fl IO REMIC PAC
  8.475%, 3/15/08                                                                        1,061             83
  IO
  5.00%, 6/15/17                                                                           859             80
  5.50%, 1/15/29 - 8/15/30                                                              25,029          2,113
  6.00%, 5/1/31                                                                          3,001            388
  6.50%, 4/1/28 - 5/15/33                                                                5,748            861
  7.00%, 8/15/30 - 3/1/32                                                               10,880          1,577
  7.50%, 4/1/28 - 8/15/30                                                                8,793          1,302
  8.00%, 10/15/12 - 6/1/31                                                              29,052          4,644
  IO PAC
  1.00%, 2/15/27                                                                        13,679            263
  7.00%, 9/15/27                                                                           170             20
  IO REMIC
  10.00%, 5/1/20 - 6/1/20                                                                  269             39
  PAC
  8.55%, 1/15/21                                                                            95             95
  9.60%, 4/15/20                                                                           275            275
  9.90%, 10/15/19                                                                        1,360          1,363
  10.00%, 5/15/20 - 6/15/20                                                              1,543          1,547
  REMIC
  1.625%, 9/15/07                                                                          725            728
  REMIC PAC
  9.50%, 4/15/20                                                                           309            310
Federal National Mortgage Association,
  1.494%, 12/25/08                                                                       1,850          1,855
  2.115%, 10/25/42                                                                      19,145         19,144
  2.25%, 7/25/42                                                                         6,969          6,970
  3.25%, 6/25/33                                                                        27,417         27,694
  7.00%, 9/25/32                                                                        29,414         30,730
  Inv Fl IO
  6.439%, 10/25/07                                                                       2,615            140
  6.46%, 2/17/31                                                                           153             16
  6.906%, 7/25/22 - 7/18/27                                                              3,039            213
  6.91%, 12/25/27                                                                        1,574             72
  7.11%, 10/25/28 - 12/25/28                                                            22,329          1,999
  7.41%, 7/25/30 - 11/18/30                                                         $   14,776     $    1,380
  7.46%, 10/18/30                                                                        1,185            102
  7.51%, 10/25/29                                                                        3,277            250
  Inv Fl IO PAC
  17.515%, 1/25/23                                                                       2,893            698
  Inv Fl IO REMIC
  57.673%, 9/25/20                                                                         378            658
  73.406%, 9/25/22                                                                         502            626
  Inv Fl IO REMIC
  16,272.66%, 9/25/22                                                                        4          1,078
  IO
  5.00%, 9/25/11 - 2/25/15                                                              10,961            297
  5.50%, 3/25/17 - 6/25/26                                                               4,365            295
  6.00%, 8/25/32 - 7/25/33                                                             151,377         22,507
  6.50%, 7/1/31 - 5/25/33                                                               72,460         10,703
  7.00%, 3/1/32 - 5/25/33                                                               71,328         10,321
  7.50%, 4/1/27 - 1/1/32                                                                 5,683            835
  8.00%, 2/1/23 - 8/1/31                                                                95,643         15,262
  8.50%, 10/1/24 - 10/1/25                                                              13,269          1,799
  9.00%, 11/1/26                                                                         7,379            995
  9.50%, 9/1/18                                                                              2              1
  IO PAC
  8.00%, 8/18/27 - 9/18/27                                                              13,084          2,068
  IO REMIC PAC
  8.00%, 8/18/27                                                                         3,712            591
  PAC
  8.50%, 9/25/20                                                                           146            161
  8.60%, 12/25/04                                                                           21             21
  8.75%, 11/25/19                                                                           17             19
Government National Mortgage Association,
  Inv Fl IO
  6.875%, 9/16/27                                                                          233             24
  6.91%, 4/16/29                                                                        45,596          4,208
  7.06%, 5/20/31                                                                        10,159          1,058
  7.46%, 12/16/29                                                                        2,172            265
  7.51%, 8/16/29                                                                        46,597          5,280
  IO
  5.50%, 10/20/23                                                                       15,379            361
  IO PAC
  5.50%, 9/20/24                                                                        10,600            404
Kidder Peabody Mortgage Assets Trust, IO
  9.50%, 4/22/18                                                                            34              6
Lehman Structured Securities Corp., IO
  7.00%, 10/26/29                                                                   (e)115,242          9,219
-------------------------------------------------------------------------------------------------------------
                                                                                                      208,589
=============================================================================================================
MORTGAGES -- OTHER (0.1%)
American Express Co.
  9.625%, 12/1/12                                                                          116            116
American Housing Trust
  9.125%, 4/25/21                                                                        1,453          1,471
  9.553%, 9/25/20                                                                        1,591          1,591
California Federal Savings & Loan Association
  8.80%, 1/1/14                                                                              7              7
First Federal Savings & Loan Association
  8.75%, 6/1/06                                                                            124            125

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     2004 SEMI-ANNUAL REPORT

                                                     March 31, 2004 (unaudited)
STATEMENT OF NET ASSETS (CONT'D)

ADVISORY MORTGAGE PORTFOLIO

                                                                                          FACE
                                                                                        AMOUNT            VALUE
                                                                                         (000)            (000)
---------------------------------------------------------------------------------------------------------------
MORTGAGES -- OTHER (CONT'D)
Gemsco Mortgage Pass Through Certificate
  8.701%, 11/25/10                                                                  $       93      $        93
Household Bank
  7.809%, 12/1/07                                                                           14               14
Ryland Acceptance Corp. IV
  6.65%, 7/1/11                                                                          1,408            1,442
---------------------------------------------------------------------------------------------------------------
                                                                                                          4,859
===============================================================================================================
U.S. TREASURY SECURITIES (28.3%)
U.S. Treasury Strips, IO
  4.567%, 2/15/17                                                                       65,000           35,925
  4.611%, 5/15/16                                                                       10,000            5,789
  4.939%, 2/15/20                                                                      413,010          188,598
  4.899%, 2/15/19                                                                       75,000           36,508
  4.953%, 5/15/20                                                                      247,000          111,057
  4.935%, 5/15/19                                                                      108,000           51,710
  5.03%, 8/15/20                                                                        68,300           30,234
  5.003%, 11/15/19                                                                      39,150           18,182
  5.05%, 2/15/21                                                                       150,300           64,472
  5.058%, 5/15/21                                                                      745,570          314,252
  5.086%, 2/15/22                                                                       29,100           11,728
  5.078%, 11/15/21                                                                     185,825           75,980
  5.107%, 11/15/22                                                                      63,900           24,655
  5.123%, 8/15/22                                                                      123,050           48,174
  5.145%, 2/15/23                                                                       37,000           14,043
  5.157%, 11/15/23                                                                      65,000           23,692
U.S. Treasury Strips, PO
  5/15/21 - 11/15/21                                                                   658,450          278,048
---------------------------------------------------------------------------------------------------------------
                                                                                                      1,333,047
---------------------------------------------------------------------------------------------------------------
  TOTAL FIXED INCOME SECURITIES (COST $6,687,427)                                                     6,628,928
===============================================================================================================
STRUCTURED INVESTMENT (0.0%)
Morgan Guaranty Trust Co., 11/20/05;
  monthly payments equal to 1% per annum
  of the outstanding notional balance indexed
  to GNMA ARM pools (COST $7,169)                                                       29,911              221
===============================================================================================================

                                                                                        SHARES
---------------------------------------------------------------------------------------------------------------
PREFERRED STOCK (1.6%)
MORTGAGES -- OTHER (1.6%)
Home Ownership Funding Corp., 13.331%
  (COST $67,931)                                                                    (e)151,800           72,746
===============================================================================================================

                                                                                          FACE
                                                                                        AMOUNT
                                                                                         (000)
---------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.3%)
REPURCHASE AGREEMENT (4.6%)
J.P. Morgan Securities, Inc., 0.97%,
  dated 3/31/04, due 4/1/04,
  repurchase price $215,186                                                        $(f)215,180          215,180
---------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.7%)
U.S. Treasury Bills
  0.95%, 7/15/04                                                                     (j)10,000            9,973
  0.98%, 9/23/04                                                                     (j)25,000           24,883
---------------------------------------------------------------------------------------------------------------
                                                                                                         34,856
===============================================================================================================

  TOTAL SHORT-TERM INVESTMENTS (COST $250,033)                                                      $   250,036
===============================================================================================================
TOTAL INVESTMENTS (147.8%) (COST $7,012,560)                                                          6,951,931
===============================================================================================================

                                                                                        AMOUNT
                                                                                         (000)
---------------------------------------------------------------------------------------------------------------
OTHER ASSETS (20.3%)
  Receivable for Forward Commitments                                                $  781,598
  Due from Broker                                                                      148,542
  Interest Receivable                                                                   22,514
  Receivable for Investments Sold                                                          681
  Receivable from Investment Adviser                                                       319
  Other                                                                                    168          953,822
---------------------------------------------------------------------------------------------------------------
LIABILITIES (-68.1%)
  Payable for Forward Commitments                                                   (3,025,006)
  Net Unrealized Depreciation on
   Swap Agreements                                                                     (93,255)
  Interest Payable for Swap Agreements                                                 (42,576)
  Payable for Investments Purchased                                                    (36,415)
  Bank Overdraft Payable                                                                (4,099)
  Payable for Administrative Fees                                                         (358)
  Payable for Trustees' Fees and Expenses                                                 (236)
  Payable for Custodian Fees                                                              (107)
  Other Liabilities                                                                        (97)      (3,202,149)
---------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                   $ 4,703,604
===============================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                                     $ 4,984,714
Undistributed (Distributions in Excess of)
  Net Investment Income                                                                                 (33,929)
Accumulated Net Realized Gain (Loss)                                                                    (99,552)
Unrealized Appreciation (Depreciation) on:
  Investments                                                                                           (60,629)
  Futures Contracts                                                                                       6,255
  Swap Agreements                                                                                       (93,255)
---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                          $ 4,703,604
===============================================================================================================
INSTITUTIONAL CLASS:

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 467,667,250 outstanding shares of beneficial
   interest (unlimited authorization, no par value)                                                 $     10.06
===============================================================================================================

(e)    144A security -- certain conditions for public sale may exist.

(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

(g) Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2004. Maturity date disclosed is the ultimate maturity date.

(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2004.

(i)    Security is subject to delayed delivery.

(j) A portion of the security was pledged to cover margin requirements for futures contracts.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

ADVISORY MORTGAGE PORTFOLIO

Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2004.

IO     Interest Only

PAC    Planned Amortization Class

PO     Principal Only

REMIC  Real Estate Mortgage Investment Conduit

TBA    To be announced

--------------------------------------------------------------------------------
FUTURES CONTRACTS:
  The Portfolio had the following futures contract(s) open at period end:

                                                                    NET
                                                                 UNREALIZED
                           NUMBER                               APPRECIATION
                             OF        VALUE      EXPIRATION   (DEPRECIATION)
                         CONTRACTS     (000)         DATE          (000)
--------------------------------------------------------------------------------
LONG:
  U.S. Treasury
   5 yr. Note                  327     $ 37,135      Jun-04         $  398
  U.S. Treasury
   10 yr. Note               2,803      323,484      Jun-04          5,055
  U.S. Treasury
   Long Bond                   353       40,264      Jun-04            833
SHORT:
  U.S. Treasury
   2 yr. Note                  250       53,793      Jun-04            (31)
                                                                    ------
                                                                    $6,255
                                                                    ======
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     2004 SEMI-ANNUAL REPORT

                                                     March 31, 2004 (unaudited)
STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2004

                                                                                       ADVISORY     ADVISORY
                                                                                        FOREIGN      FOREIGN
                                                                                          FIXED        FIXED     ADVISORY
                                                                                         INCOME    INCOME II     MORTGAGE
                                                                                      PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                                          (000)        (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                                             $    --      $    --     $  2,649
  Interest                                                                                1,497          255       60,938
-------------------------------------------------------------------------------------------------------------------------
    Total Investment Income                                                               1,497          255       63,587
-------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                  281           46        9,758
  Administrative Fees                                                                        70           14        2,313
  Custodian Fees                                                                             17            5          315
  Shareholder Reporting Fee                                                                   2           --#          89
  Professional Fees                                                                          12           17           61
  Trustees' Fees and Expenses                                                                 2           --#          87
  Other Expenses                                                                              8           11           67
-------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                          392           93       12,690
-------------------------------------------------------------------------------------------------------------------------
  Waiver of Investment Advisory Fees                                                       (281)         (46)      (9,758)
  Expenses Reimbursed by Adviser                                                             --          (28)        (852)
  Expense Offset                                                                             (1)          --#          (1)
-------------------------------------------------------------------------------------------------------------------------
    Net Expenses                                                                            110           19        2,079
-------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                     1,387          236       61,508
-------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS):
  Investments Sold                                                                           --           --      109,305
  Foreign Currency Transactions                                                          (9,325)      (1,678)          --
  Futures Contracts                                                                       1,088          182       10,829
  Swap Agreements                                                                            --           --      (45,900)
-------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                                                             (8,237)      (1,496)      74,234
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
  Investments                                                                             4,498          774      (19,821)
  Foreign Currency Exchange Contracts and Translations                                    5,294          979           --
  Futures Contracts                                                                        (401)         (66)      (5,049)
  Swap Agreements                                                                            --           --       12,680
-------------------------------------------------------------------------------------------------------------------------
    Net Change in Unrealized Appreciation (Depreciation)                                  9,391        1,687      (12,190)
-------------------------------------------------------------------------------------------------------------------------
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)       1,154          191       62,044
-------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                     $ 2,541       $  427     $123,552
=========================================================================================================================

# Amount is less than $500.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004

STATEMENTS OF CHANGES IN NET ASSETS

                                                          ADVISORY FOREIGN         ADVISORY FOREIGN
                                                            FIXED INCOME            FIXED INCOME II          ADVISORY MORTGAGE
                                                              PORTFOLIO                PORTFOLIO                  PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS         YEAR   SIX MONTHS         YEAR   SIX MONTHS         YEAR
                                                            ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                        MARCH 31,    SEPTEMBER    MARCH 31,    SEPTEMBER    MARCH 31,   SEPTEMBER
                                                             2004          30,         2004          30,         2004          30,
                                                      (UNAUDITED)         2003  (UNAUDITED)         2003  (UNAUDITED)         2003
                                                            (000)        (000)        (000)        (000)        (000)        (000)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                  $  1,387     $  1,044      $   236      $   216   $   61,508   $  160,766
  Net Realized Gain (Loss)                                 (8,237)       1,191       (1,496)         204       74,234      112,548
  Net Change in Unrealized Appreciation (Depreciation)      9,391       (1,607)       1,687         (282)     (12,190)      22,780
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                         2,541          628          427          138      123,552      296,094
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  INSTITUTIONAL CLASS:
  Net Investment Income                                      (960)        (735)        (139)         (67)    (154,928)    (334,458)
  Net Realized Gain                                           (19)      (1,275)          (3)          --           --     (386,871)
----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                        (979)      (2,010)        (142)         (67)    (154,928)    (721,329)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Subscribed                                                3,130      160,585        1,291       30,358      276,370      833,304
  Distributions Reinvested                                    858        1,845          134           54      131,094      656,642
  Redeemed                                                (25,427)     (12,096)      (3,040)      (5,790)  (1,389,006)  (2,382,589)
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                            (21,439)     150,334       (1,615)      24,622     (981,542)    (892,643)
----------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                 (19,877)     148,952       (1,330)      24,693   (1,012,918)  (1,317,878)
NET ASSETS:
  Beginning of Period                                     157,665        8,713       26,874        2,181    5,716,522    7,034,400
----------------------------------------------------------------------------------------------------------------------------------
  End of Period                                          $137,788     $157,665      $25,544      $26,874   $4,703,604   $5,716,522
==================================================================================================================================
  Undistributed (Distributions in Excess of) Net
    Investment Income Included in End of Period
    Net Assets                                           $  2,389     $  1,962      $   413      $   316   $  (33,929)  $   59,491
==================================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    INSTITUTIONAL CLASS:
    Shares Subscribed                                         950       48,996          110        2,619       27,443       79,367
    Shares Issued on Distributions Reinvested                 263          555           12            5       13,059       64,655
    Shares Redeemed                                        (7,711)      (3,730)        (264)        (501)    (138,065)    (233,653)
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class
      Shares Outstanding                                   (6,498)      45,821         (142)       2,123      (97,563)     (89,631)
==================================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     2004 SEMI-ANNUAL REPORT

                                                     March 31, 2004 (unaudited)
STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2004

                                                                                                  ADVISORY
                                                                                                  MORTGAGE
                                                                                                 PORTFOLIO
                                                                                                     (000)
----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Proceeds from Sales and Maturities of Investments                                              $ 8,874,228
Purchases of Investments                                                                        (6,636,109)
Net (Increase) Decrease in Short-Term Investments                                                  424,503
Net Realized Gain (Loss) on Futures Contracts                                                       10,829
Net Realized Gain (Loss) on Swap Agreements                                                        (45,900)
Net Investment Income                                                                               61,508
ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Net (Increase) Decrease in Receivables Related to Operations                                         7,504
Net Increase (Decrease) in Payables Related to Operations                                           16,081
Accretion/Amortization of Discounts and Premiums                                                    (1,626)
----------------------------------------------------------------------------------------------------------
Net Cash Provided by Operating Activities                                                        2,711,018
----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Portfolio Shares Sold                                                                276,370
Payment on Portfolio Shares Redeemed                                                            (1,389,006)
Proceeds from Sales of Forward Commitments                                                      15,992,617
Purchases of Forward Commitments                                                               (17,586,033)
Cash Dividends and Distributions Paid                                                              (23,834)
----------------------------------------------------------------------------------------------------------
Net Cash Used in Financing Activities                                                           (2,729,886)
----------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Cash                                                                    (18,868)
CASH AT BEGINNING OF PERIOD                                                                         18,868
----------------------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                                                          $        --
==========================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004

FINANCIAL HIGHLIGHTS

ADVISORY FOREIGN FIXED INCOME PORTFOLIO

                                                                                     INSTITUTIONAL CLASS
                                                      ------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                            ENDED
                                                        MARCH 31,                      YEAR ENDED SEPTEMBER 30,
                                                             2004      -------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                     (UNAUDITED)         2003         2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $   3.29       $   4.17       $ 3.97     $   3.71       $ 3.85      $ 10.18
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net Investment Income                                     0.03+          0.06+        0.18+        0.19+        0.18+        0.19+
  Net Realized and Unrealized Gain (Loss) on
    Investments                                             0.03           0.01         0.19         0.21         0.03           --
------------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        0.06           0.07         0.37         0.40         0.21         0.19
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                    (0.02)         (0.34)       (0.17)       (0.14)       (0.35)       (5.52)
  Net Realized Gain                                        (0.00)#        (0.61)          --           --           --        (1.00)
------------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (0.02)         (0.95)       (0.17)       (0.14)       (0.35)       (6.52)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $   3.33       $   3.29       $ 4.17     $   3.97       $ 3.71      $  3.85
====================================================================================================================================
TOTAL RETURN                                                1.85%++        1.88%        9.73%       11.12%        5.86%        2.87%
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                   $137,788       $157,665       $8,713     $215,557       $9,052      $14,322
Ratio of Expenses to Average Net Assets (1)                 0.14%*         0.22%        0.15%        0.14%        0.16%        0.15%
Ratio of Net Investment Income to
  Average Net Assets (1)                                    1.86%*         1.86%        4.51%        5.02%        4.87%        4.24%
Portfolio Turnover Rate                                        0%++          13%          54%          10%           0%           0%
------------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
      AVERAGE NET ASSETS:
      Ratios Before Expenses Waived/Reimbursed by
        Adviser:
        Expenses to Average Net Assets                      0.52%*         0.54%        0.49%        0.50%        0.72%        0.53%
        Net Investment Income to Average Net Assets         1.48%*         1.47%        4.14%        4.65%        4.30%        3.85%
      Ratio of Expenses to Average Net Assets
        Including Expense Offsets                           0.14%*         0.15%        0.12%        0.13%        0.15%        0.14%
------------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
++   Not Annualized
#    Amount is less than $0.005 per share.
*    Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     2004 SEMI-ANNUAL REPORT

                                                     March 31, 2004
FINANCIAL HIGHLIGHTS

ADVISORY FOREIGN FIXED INCOME II PORTFOLIO

                                                                                         INSTITUTIONAL CLASS
                                                                   ---------------------------------------------------------------
                                                                   SIX MONTHS                                          PERIOD FROM
                                                                        ENDED                                             JUNE 20,
                                                                    MARCH 31,            YEAR ENDED SEPTEMBER 30,        2000** TO
                                                                         2004      --------------------------------  SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                                 (UNAUDITED)        2003       2002      2001               2000
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $ 11.63       $ 11.60      $10.92     $ 10.18      $10.00
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net Investment Income                                                  0.11+         0.24+       0.48+       0.50+       0.14+
  Net Realized and Unrealized Gain (Loss) on Investments                 0.10         (0.01)       0.79        0.51        0.04
----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     0.21          0.23        1.27        1.01        0.18
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                 (0.06)        (0.20)      (0.59)      (0.27)         --
  Net Realized Gain                                                     (0.00)#          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                 (0.06)        (0.20)      (0.59)      (0.27)         --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $ 11.78       $ 11.63      $11.60     $ 10.92      $10.18
==================================================================================================================================
TOTAL RETURN                                                             1.83%++       1.96%      12.07%      10.13%       1.80%++
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $25,544       $26,874      $2,181     $58,010      $1,806
Ratio of Expenses to Average Net Assets (1)                              0.15%*        0.22%       0.16%       0.16%       0.15%*
Ratio of Net Investment Income to Average Net Assets (1)                 1.91%*        2.08%       4.51%       4.80%       5.09%*
Portfolio Turnover Rate                                                     0%++         50%         59%          4%          0%++
----------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET ASSETS:
     Ratios Before Expenses Waived/Reimbursed by Adviser:
      Expenses to Average Net Assets                                     0.75%*        1.23%       0.57%       0.58%       3.17%*
      Net Investment Income to Average Net Assets                        1.31%*        1.00%       4.09%       4.37%       2.07%*
     Ratio of Expenses to Average Net Assets Including Expense
      Offsets                                                            0.15%*        0.15%       0.15%       0.15%       0.15%*
----------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
++   Not Annualized
#    Amount is less than $0.005 per share.
*    Annualized
**   Commencement of Operations

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004

FINANCIAL HIGHLIGHTS

ADVISORY MORTGAGE PORTFOLIO

                                                                                 INSTITUTIONAL CLASS
                                                  --------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                          ENDED
                                                      MARCH 31,                        YEAR ENDED SEPTEMBER 30,
                                                           2004     --------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                  (UNAUDITED)           2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    10.11     $    10.74   $    10.63   $    10.00   $    10.03   $    10.86
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net Investment Income                                    0.12+          0.25+        0.46         0.62         0.72         0.66
  Net Realized and Unrealized Gain (Loss) on
    Investments                                            0.13           0.20         0.41         0.66        (0.08)       (0.69)
----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                       0.25           0.45         0.87         1.28         0.64        (0.03)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                   (0.30)         (0.51)       (0.76)       (0.65)       (0.67)       (0.58)
  Net Realized Gain                                          --          (0.57)          --           --           --        (0.22)
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                   (0.30)         (1.08)       (0.76)       (0.65)       (0.67)       (0.80)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $    10.06     $    10.11   $    10.74   $    10.63   $    10.00   $    10.03
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               2.44%++        4.42%        8.49%       13.30%        6.76%       (0.32)%
----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                $4,703,604     $5,716,522   $7,034,400   $7,963,569   $7,019,170   $8,463,568
Ratio of Expenses to Average Net Assets (1)                0.08%*         0.08%        0.09%        0.09%        0.09%        0.09%
Ratio of Net Investment Income to Average Net              2.37%*         2.43%        4.24%        6.01%        7.19%        6.62%
Assets (1)
Portfolio Turnover Rate                                     287%++^        120%         112%         134%          49%          94%
----------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
     Ratios Before Expenses Waived/Reimbursed by
     Adviser:
      Expenses to Average Net Assets                       0.49%*         0.49%        0.48%        0.47%        0.46%        0.47%
      Net Investment Income to Average Net Assets          1.96%*         2.02%        3.84%        5.62%        6.81%        6.23%
     Ratio of Expenses to Average Net Assets
      Including Expense Offsets                            0.08%*         0.08%        0.08%        0.08%        0.08%        0.08%
----------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
++   Not Annualized
*    Annualized
^ The Portfolio's turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of the portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio's current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in the past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     2004 SEMI-ANNUAL REPORT

                                                     March 31, 2004 (unaudited)
NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund was comprised of nineteen active portfolios. The accompanying financial statements and financial highlights are those of the Advisory Foreign Fixed Income, Advisory Foreign Fixed Income II and Advisory Mortgage Portfolios (each referred to as a "Portfolio") only. For the purposes of the 1940 Act, Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios are considered non-diversified funds; Advisory Mortgage Portfolio is considered a diversified fund. The financial statements of the remaining portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific security. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

     All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees, although the actual calculations may be done by others. Factors consid ered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

     Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value as of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees.

2. REPURCHASE AGREEMENTS: Each Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements as discussed above.

3. FUTURES: Financial futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations. "Due from (to) Broker" includes initial margin and variation margin, as stated in the Statement of Net Assets.

     Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.

     Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

4. SECURITIES SOLD SHORT: Each Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid high grade debt obligations. In addition, the Portfolio will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and
     (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

5. SWAP AGREEMENTS: Each Portfolio may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counter-party to the agreement, and is included in "Due from (to) Broker" on the Statement of Net Assets. The following summarizes swaps entered into by the Portfolios:

     CREDIT DEFAULT SWAPS: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

     INTEREST RATE SWAPS: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

     TOTAL RETURN SWAPS: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

     Realized gains or losses on maturity or termination of swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the unrealized gain/loss reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of

                                                     2004 SEMI-ANNUAL REPORT

                                                     March 31, 2004 (unaudited)
NOTES TO FINANCIAL STATEMENTS (CONT'D)

     net interest payments to be received, if any, at the date of default.

6. STRUCTURED INVESTMENTS: Each Portfolio may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

7. DELAYED DELIVERY COMMITMENTS: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

8. FOREIGN CURRENCY TRANSLATION AND FOREIGN CURRENCY EXCHANGE CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

     A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio may enter into foreign currency exchange contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

     At March 31, 2004, the Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolio's net assets included foreign denominated securities and currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the component of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation and regulation of foreign securities markets and the possibility of political or economic instability.

9. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

     Discounts and premiums on securities purchased are accreted/amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio pays Morgan Stanley Investment Management Inc. ("MS Investment Management," formerly Morgan Stanley Investments LP, or "the Adviser"), a wholly-owned subsidiary of Morgan Stanley, for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

rate of 0.375% of the Portfolio's average daily net assets for the quarter.

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios if annual operating expenses exceed 0.15%, 0.15% and 0.08% of average daily net assets of the Advisory Foreign Fixed Income, Advisory Foreign Fixed Income II and Advisory Mortgage Portfolios, respectively.

Morgan Stanley Investment Management Limited ("MSIM Limited") serves as Sub-Adviser to the Advisory Foreign Fixed Income Portfolio and the Advisory Foreign Fixed Income II Portfolio. MSIM Limited is a wholly-owned subsidiary of Morgan Stanley. Under an Investment Sub-Advisory Agreement with the Adviser, MSIM Limited, subject to the control and supervision of the Fund, its officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of these Portfolios, makes certain day-to-day investment decisions for these Portfolios and places certain of the Portfolios' purchase and sales orders. The Adviser pays MSIM Limited on a monthly basis a portion of the net advisory fees the Adviser receives from these Portfolios.

C. ADMINISTRATOR. MS Investment Management (the "Administrator") also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.08% of the average daily net assets of each Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. DISTRIBUTOR. Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly owned subsidiary of the Adviser, is the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares.

E. CUSTODY. JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Portfolios have entered into an arrangement with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio's expenses. These custodian credits are shown as "expense offset" on the Statements of Operations.

F. PORTFOLIO INVESTMENT ACTIVITY.

1. PURCHASES AND SALES OF SECURITIES. For the six months ended March 31, 2004, purchases and sales of investment securities other than temporary cash investments and long-term U.S. government securities were:

                                       PURCHASES                SALES
PORTFOLIO                                  (000)                (000)
---------------------------------------------------------------------
Advisory Foreign Fixed Income        $        --          $        --
Advisory Foreign Fixed Income II              --                   --
Advisory Mortgage                     21,557,084           24,099,155

   For the six months ended March 31, 2004, purchases and sales of long-term U.S. government securities were:

                                       PURCHASES                SALES
PORTFOLIO                                  (000)                (000)
---------------------------------------------------------------------
Advisory Mortgage                       $345,266                 $--

2. SWAP AGREEMENTS. At March 31, 2004, the Advisory Mortgage Portfolio had the following open Interest Rate and Total Return Swap Agreements:

                                                                                                                     NET UNREALIZED
                              NOTIONAL                                                                                APPRECIATION
                 TERMINATION   AMOUNT                                                                                (DEPRECIATION)
COUNTERPARTY        DATE       (000)     TYPE   PAY                     RECEIVE                                           (000)
------------------------------------------------------------------------------------------------------------------------------------
Bank of
  America          4/30/04    $ 35,000    TRS   3 month LIBOR           Index Return(1)                                $  1,060
                   6/30/04      67,700    TRS   3 month LIBOR           Index Return(1)                                      --
                   8/31/04     119,000    TRS   3 month LIBOR           Index Return(1)                                   1,916
                   9/30/04     295,900    IRS   fixed rate of 2.3932%   3 month LIBOR                                    (1,778)
                   9/28/12      64,300    IRS   fixed rate of 4.4685%   3 month LIBOR                                    (2,229)
Citigroup          3/19/12     243,350    IRS   fixed rate of 6.0428%   3 month LIBOR                                   (36,330)
                   2/15/19      75,000    ZCS   at maturity             compounded 3 month LIBOR                            @--
                   5/15/19      73,000    ZCS   at maturity             compounded 3 month LIBOR less 7.125 bps          (1,482)
                   5/15/19      30,000    ZCS   at maturity             compounded 3 month LIBOR less 4.2 bps              (486)
                  11/15/19      39,150    ZCS   at maturity             compounded 3 month LIBOR less 7.9 bps              (982)
                   2/15/20      25,875    ZCS   at maturity             compounded 3 month LIBOR less 3.1 bps               187
                   2/15/20      25,875    ZCS   at maturity             compounded 3 month LIBOR less 2.75 bps              174
                   2/15/20      92,000    ZCS   at maturity             compounded 3 month LIBOR less 4.14 bps               31
                   2/15/20     142,850    ZCS   at maturity             compounded 3 month LIBOR less 4.882 bps            (251)

                                                   2004 SEMI-ANNUAL REPORT

                                                   March 31, 2004 (unaudited)
NOTES TO FINANCIAL STATEMENTS (CONT'D)

                                                                                                                     NET UNREALIZED
                              NOTIONAL                                                                                APPRECIATION
                 TERMINATION   AMOUNT                                                                                (DEPRECIATION)
COUNTERPARTY        DATE       (000)     TYPE   PAY                     RECEIVE                                           (000)
------------------------------------------------------------------------------------------------------------------------------------
Citigroup          5/15/20    $ 65,750    ZCS   at maturity             compounded 3 month LIBOR                       $    710
                   5/15/20      74,550    ZCS   at maturity             compounded 3 month LIBOR less 6 bps                (627)
                   5/15/20      73,725    ZCS   at maturity             compounded 3 month LIBOR less 3.1 bps              (592)
                   8/15/20      18,300    ZCS   at maturity             compounded 3 month LIBOR less 7.25 bps             (311)
                   8/15/20      50,000    ZCS   at maturity             compounded 3 month LIBOR less 6.25 bps             (603)
                   2/15/21      35,000    ZCS   at maturity             compounded 3 month LIBOR less 7.25 bps             (880)
                   5/15/21      39,800    ZCS   at maturity             compounded 3 month LIBOR less 7.5 bps            (1,144)
                   5/15/21      39,800    ZCS   at maturity             compounded 3 month LIBOR less 7.5 bps            (1,092)
                   5/15/21      15,500    ZCS   at maturity             compounded 3 month LIBOR less 7.5 bps              (486)
                   5/15/21      47,200    ZCS   at maturity             compounded 3 month LIBOR less 7.75 bps           (1,477)
                   5/15/21      33,000    ZCS   at maturity             compounded 3 month LIBOR less 7.5 bps            (1,064)
                   5/15/21      30,410    ZCS   at maturity             compounded 3 month LIBOR less 7.75 bps             (899)
                   5/15/21      36,300    ZCS   at maturity             compounded 3 month LIBOR less 7.25 bps           (1,196)
                   5/15/21     119,875    ZCS   at maturity             compounded 3 month LIBOR less 3.75 bps           (1,154)
                   5/15/21      63,800    ZCS   at maturity             compounded 3 month LIBOR less 4.5 bps              (313)
                   5/15/21      63,900    ZCS   at maturity             compounded 3 month LIBOR less 3 bps               1,689
                   5/15/21      27,250    ZCS   at maturity             compounded 3 month LIBOR less 4.5 bps               990
                  11/15/21      63,800    ZCS   at maturity             compounded 3 month LIBOR less 4.5 bps              (735)
                  11/15/21      26,275    ZCS   at maturity             compounded 3 month LIBOR less 3.7 bps              (382)
                  11/15/21      63,800    ZCS   at maturity             compounded 3 month LIBOR less 4.25 bps             (755)
                   2/15/22      29,100    ZCS   at maturity             compounded 3 month LIBOR                            242
                   8/15/22      85,000    ZCS   at maturity             compounded 3 month LIBOR less 7 bps              (2,635)
                   8/15/22      19,750    ZCS   at maturity             compounded 3 month LIBOR                            226
                   2/15/23      27,000    ZCS   at maturity             compounded 3 month LIBOR                            149
                   2/15/23      10,000    ZCS   at maturity             compounded 3 month LIBOR                           (118)
Credit Suisse
  First Boston     5/15/16      10,000    ZCS   at maturity             compounded 3 month LIBOR                           (148)
                   2/15/17      65,000    ZCS   at maturity             compounded 3 month LIBOR                            524
                   5/15/21     289,000    ZCS   at maturity             compounded 3 month LIBOR                         (4,609)
                   5/15/21     199,125    ZCS   at maturity             compounded 3 month LIBOR                         (2,386)
                   5/15/21     199,500    ZCS   at maturity             compounded 3 month LIBOR                           (909)
                   5/15/21      63,900    ZCS   at maturity             compounded 3 month LIBOR                            587
                  11/15/23      65,000    ZCS   at maturity             compounded 3 month LIBOR                            563
Goldman Sachs      6/27/12     157,850    IRS   fixed rate of 5.3776%   3 month LIBOR                                   (16,126)
                   6/28/12     158,000    IRS   fixed rate of 5.2506%   3 month LIBOR                                   (14,702)
                   2/15/20      30,410    ZCS   at maturity             compounded 3 month LIBOR                           (959)
                   2/15/20      66,500    ZCS   at maturity             compounded 3 month LIBOR                            (58)
                   2/15/20      29,500    ZCS   at maturity             compounded 3 month LIBOR                            (27)
                   5/15/20      32,975    ZCS   at maturity             compounded 3 month LIBOR                            216
                   2/15/21      40,350    ZCS   at maturity             compounded 3 month LIBOR                         (1,438)
                   2/15/21      27,850    ZCS   at maturity             compounded 3 month LIBOR                           (263)
                   2/15/21      47,100    ZCS   at maturity             compounded 3 month LIBOR                           (602)
                  11/15/21      56,100    ZCS   at maturity             compounded 3 month LIBOR                           (200)
                  11/15/21     111,650    ZCS   at maturity             compounded 3 month LIBOR                         (1,328)
                   8/15/22      18,300    ZCS   at maturity             compounded 3 month LIBOR                           (308)
                  11/15/22      63,900    ZCS   at maturity             compounded 3 month LIBOR                          1,545
                                                                                                                     --------------
                                                                                                                     $  (93,255)
                                                                                                                     ==============

(1) Receive if positive (pay if negative), the total rate of return on the Banc of America Securities LLC AAA 10-year Commercial Mortgage-Backed Securities Daily Index.

bps -- basis points
IRS -- Interest Rate Swap
TRS -- Total Return Swap
ZCS -- Zero Coupon Interest Rate Swap
@   -- Amount is less than $500.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

G. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly for the Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios and monthly for the Advisory Mortgage Portfolio. Net realized capital gains are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 were as follows:

                               2003 DISTRIBUTIONS         2002 DISTRIBUTIONS
                                   PAID FROM:                 PAID FROM:
                             ---------------------   ---------------------------
                            ORDINARY     LONG-TERM    ORDINARY         LONG-TERM
                              INCOME  CAPITAL GAIN      INCOME      CAPITAL GAIN
PORTFOLIO                      (000)         (000)       (000)             (000)
--------------------------------------------------------------------------------
Advisory Foreign
  Fixed Income              $  1,929       $    81    $  8,518            $   --
Advisory Foreign
  Fixed Income II                 67            --       8,702                 2
Advisory Mortgage            655,237        66,092     518,033                --

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to a portion of certain redemptions being treated as taxable dividends and/or capital gain distributions, and differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post-October Losses. Permanent differences are generally due to gain (loss) on in-kind redemptions and foreign currency transactions.

Permanent book and tax basis differences may result in reclassifications to undistributed (distributions in excess of) net investment income, accumulated net realized net gain (loss) and paid-in capital.

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                   UNDISTRIBUTED
                                                                 ORDINARY INCOME
PORTFOLIO                                                                  (000)
--------------------------------------------------------------------------------
Advisory Foreign Fixed Income                                           $     17
Advisory Foreign Fixed Income II                                               3
Advisory Mortgage                                                         70,171

At March 31, 2004, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                                                                 NET
                                                                        APPRECIATION
                              COST    APPRECIATION    DEPRECIATION    (DEPRECIATION)
PORTFOLIO                    (000)           (000)           (000)             (000)
------------------------------------------------------------------------------------
Advisory Foreign
  Fixed Income          $  126,544         $ 5,482      $      (1)          $  5,481
Advisory Foreign
  Fixed Income II           23,379           1,012             --              1,012
Advisory Mortgage        7,012,560          84,854       (145,483)           (60,629)

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2003, the following Portfolios elected to defer capital and currency losses occurring between November 1, 2002 and September 30, 2003 up to the following amounts:

                                                    POST-OCTOBER
                                            -----------------------------
                                            CAPITAL            CURRENCY
                                             LOSSES              LOSSES
PORTFOLIO                                     (000)               (000)
-------------------------------------------------------------------------
Advisory Foreign Fixed Income               $    --               $ 703
Advisory Foreign Fixed Income II                 --                  81
Advisory Mortgage                            85,977                  --

H. OTHER. At March 31, 2004, the Advisory Foreign Fixed Income and the Advisory Foreign Fixed Income II Portfolios each had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolios. The aggregate percentage of such owners was 23.8% and 53.4%, respectively.

I. SUBSEQUENT EVENT. Effective April 21, 2004, Philip J. Purcell resigned from the Board of Trustees.

                                                     2004 SEMI-ANNUAL REPORT

                                                     March 31, 2004 (unaudited)

TRUSTEE AND OFFICER INFORMATION

TRUSTEES

Michael Bozic

Charles A. Fiumefreddo

Edwin J. Garn

Wayne E. Hedien

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

INVESTMENT ADVISER AND ADMINISTRATOR

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020

DISTRIBUTOR

Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899

CUSTODIAN

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017

OFFICERS

Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

James W. Garrett
TREASURER AND CHIEF FINANCIAL OFFICER

Michael J. Leary
ASSISTANT TREASURER

Mary E. Mullin
SECRETARY

LEGAL COUNSEL
Clifford Chance US LLP
200 Park Avenue
New York, NY 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please call 1(800) 354-8185.

Additionally, a description of the Trust's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 354-8185.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020
Investment Adviser : (610) 940-5000 - MSIF Trust (800) 354-8185

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]                                             931-advis-0404

                                                  2004 SEMI-ANNUAL REPORT

[MORGAN STANLEY LOGO]                             March 31, 2004


Morgan Stanley Institutional Fund Trust


FIXED INCOME PORTFOLIOS

Core Plus Fixed Income
Investment Grade Fixed Income
U.S. Core Fixed Income
Cash Reserves
High Yield
Intermediate Duration
International Fixed Income
Limited Duration
Municipal


BALANCED PORTFOLIO

Balanced

TABLE OF CONTENTS

SHAREHOLDER'S LETTER .............................................2
STATEMENTS OF NET ASSETS
FIXED INCOME PORTFOLIOS:
Core Plus Fixed Income ...........................................3
Investment Grade Fixed Income ...................................10
U.S. Core Fixed Income ..........................................17
Cash Reserves ...................................................23
High Yield ......................................................24
Intermediate Duration ...........................................30
International Fixed Income ......................................36
Limited Duration ................................................39
Municipal .......................................................45
BALANCED PORTFOLIO:
Balanced ........................................................52


STATEMENTS OF OPERATIONS ........................................63
STATEMENTS OF CHANGES IN NET ASSETS .............................65
STATEMENTS OF CASH FLOWS ........................................70
FINANCIAL HIGHLIGHTS ............................................72
NOTES TO FINANCIAL STATEMENTS ...................................85
TRUSTEE AND OFFICER INFORMATION .................................97

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call 1 (800) 354-8185. Please read the prospectus carefully before you invest or send money. Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

SHAREHOLDER'S LETTER


Dear Shareholders:

We are pleased to present to you the Fund's Semi-Annual Report for the six months ended March 31, 2004. Our Fund currently consists of 19 portfolios, providing investors with a broad array of equity, fixed- income, and balanced portfolios. The Fund's portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), and fixed income (e.g., short, medium, and long duration; investment grade and high yield).


SIGNIFICANT DEVELOPMENTS

The Cash Reserves Portfolio will be liquidated on May 27, 2004. The Portfolio closed to new investors on April 30, 2004, but will remain open for additional purchases by existing shareholders until the liquidation date.


Sincerely,

/s/ Ronald E. Robison
Ronald E. Robison
Executive Vice President and Principal Executive Officer

April 2004

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS

CORE PLUS FIXED INCOME PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (118.6%)
AGENCY ADJUSTABLE RATE MORTGAGES (1.5%)
Government National Mortgage Association,
 Adjustable Rate Mortgages:
  4.375%, 1/20/25-1/20/28                                           $       26,219   $       26,698
  4.625%, 10/20/25-12/20/27                                                  6,147            6,313
  4.75%, 7/20/25-9/20/27                                                     3,533            3,613
---------------------------------------------------------------------------------------------------
                                                                                             36,624
===================================================================================================
AGENCY FIXED RATE MORTGAGES (64.6%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
  10.00%, 2/1/10-11/1/20                                                     3,048            3,437
  10.50%, 8/1/09-10/1/20                                                     1,036            1,164
  11.00%, 12/1/10-9/1/20                                                       972            1,096
  11.25%, 10/1/11-12/1/15                                                      352              400
  11.50%, 1/1/11-12/1/15                                                        19               21
  11.75%, 12/1/17-4/1/19                                                        40               45
  12.00%, 10/1/09-2/1/15                                                        45               51
  13.00%, 6/1/19                                                                14               16
  14.00%, 8/1/14                                                                 3                3
  14.75%, 3/1/10                                                                 5                6
 Gold Pools:
  6.50%, 11/1/13-11/1/33                                                    84,881           89,259
  7.00%, 2/1/28-7/1/32                                                       7,279            7,722
  7.50%, 8/1/17-10/1/32                                                     47,692           51,338
  8.00%, 11/1/25-12/1/31                                                    12,823           13,870
  8.50%, 3/1/09-8/1/31                                                      30,336           32,837
  9.00%, 7/1/17                                                              1,345            1,503
  9.50%, 1/1/21-12/1/22                                                      1,508            1,692
  10.00%, 6/1/17-3/1/21                                                      1,135            1,281
  10.50%, 11/1/15-4/1/21                                                       703              791
 April TBA
  6.00%, 4/1/34                                                         (i)127,250          132,261
 May TBA
  5.00%, 5/1/19                                                          (i)38,950           39,972
Federal National Mortgage Association,
 Conventional Pools:
  6.50%, 6/1/23-1/1/34                                                     305,856          321,524
  7.00%, 2/1/17-5/1/33                                                     117,928          125,219
  7.50%, 10/1/17-5/1/33                                                    111,582          119,631
  8.00%, 3/1/07-10/1/32                                                     86,323           93,472
  8.50%, 11/1/08-9/1/32                                                     73,654           79,790
  9.00%, 12/1/08-1/1/22                                                      4,923            5,424
  9.50%, 11/1/13-4/1/30                                                     14,878           16,605
  10.00%, 9/1/10-10/1/25                                                     2,285            2,576
  10.50%, 5/1/12-7/1/25                                                      2,326            2,641
  10.75%, 2/1/11                                                                 5                5
  11.00%, 7/1/20-11/1/20                                                       480              547
  11.50%, 1/1/13-2/1/20                                                        611              702
  12.00%, 11/1/15                                                              568              653
  12.50%, 9/1/15-2/1/16                                                        159              182
 April TBA
  5.00%, 4/1/19                                                          (i)34,225           35,188
  5.50%, 4/1/19-5/1/34                                                  (i)137,650          142,103
  6.50%, 4/1/34                                                          (i)76,650           80,530
  7.00%, 4/1/34                                                     $    (i)25,450   $       27,017
 May TBA
  4.50%, 5/1/19                                                          (i)63,000           63,610
  5.50%, 5/1/34                                                          (i)57,800           59,064
Government National Mortgage Association,
 Various Pools:
  9.00%, 12/15/21-11/15/24                                                   5,156            5,792
  9.50%, 8/15/09-12/15/19                                                    4,761            5,342
  10.00%, 11/15/09-1/15/26                                                  32,724           37,108
  10.50%, 12/15/14-4/15/25                                                   3,378            3,857
  11.00%, 12/15/09-2/15/25                                                   9,061           10,363
  11.50%, 4/15/13-4/20/19                                                      185              213
  12.00%, 3/15/11-11/15/19                                                   4,020            4,655
  12.50%, 6/15/10-12/15/13                                                      17               20
---------------------------------------------------------------------------------------------------
                                                                                          1,622,598
===================================================================================================
ASSET BACKED CORPORATES (4.3%)
Centex Home Equity
  2.03%, 6/25/19                                                            10,462           10,485
Citibank Credit Card Issuance Trust
  6.875%, 11/16/09                                                          17,930           20,498
Ford Credit Auto Owner Trust
  1.62%, 8/15/05                                                            12,278           12,301
Harley-Davidson Eaglemark Motorcycle Trust
  3.02%, 9/15/06                                                               253              254
Honda Auto Receivables Owner Trust
  1.46%, 9/19/05                                                             1,201            1,202
Hyundai Auto Receivables Trust
  1.56%, 9/15/06                                                            15,600           15,634
iStar Asset Receivables Trust
  1.35%, 5/28/17                                                       (e)(h)3,348            3,349
Lehman ABS Manufactured Housing Contract
  3.01%, 3/15/10                                                             2,341            2,278
MBNA Master Credit Card Trust
  5.90%, 8/15/11                                                            19,110           21,452
  7.80%, 10/15/12                                                           17,475           21,501
Whole Auto Loan Trust
  1.88%, 6/15/05                                                               116              116
---------------------------------------------------------------------------------------------------
                                                                                            109,070
===================================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (3.1%)
Federal Home Loan Mortgage Corporation
  Inv Fl IO
  6.41%, 1/15/29                                                             1,989              163
  41.625%, 11/15/07                                                            314              130
  Inv Fl IO PAC
  7.439%, 2/15/08                                                            3,638              243
  Inv Fl IO REMIC
  6.41%, 8/15/30                                                               817               64
  6.875%, 10/15/08                                                           6,911              503
  Inv Fl IO REMIC PAC
  8.475%, 3/15/08                                                            2,152              169
  IO
  6.00%, 4/1/28-5/1/31                                                      27,852            3,630
  7.50%, 12/1/29                                                             1,392              199
  8.00%, 1/1/28-7/1/31                                                      10,030            1,611

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (CONT'D)
  PAC
  6.50%, 3/15/28                                                    $        4,640   $        4,649
  REMIC PAC
  9.50%, 4/15/20                                                                 7                7
Federal National Mortgage Association
  2.25%, 7/25/42                                                             2,454            2,454
  3.25%, 6/25/33                                                             9,635            9,732
  7.00%, 9/25/32                                                            13,318           13,913
  Inv Fl IO
  6.439%, 10/25/07                                                           5,715              307
  6.906%, 7/25/22                                                              488               45
  6.91%, 12/25/27                                                            8,856              404
  7.11%, 10/25/28                                                           25,413            2,130
  7.41%, 7/25/30                                                            15,526            1,467
  7.46%, 10/18/30                                                            7,703              666
  Inv Fl IO REMIC
  57.673%, 9/25/20                                                             127              222
  73.406%, 9/25/22                                                             225              280
  IO
  6.00%, 8/25/32-7/25/33                                                    27,089            3,978
  6.50%, 9/1/29-5/25/33                                                     58,044            8,332
  7.00%, 3/1/32                                                             20,352            3,056
  8.00%, 4/1/24-8/1/31                                                      33,912            5,432
  8.50%, 10/1/25                                                               800              108
  9.00%, 11/1/26                                                             1,361              183
  IO PAC
  8.00%, 9/18/27                                                             4,678              739
  PAC
  3.471%, 11/25/33                                                          10,538           10,659
Government National Mortgage Association
  Inv Fl IO
  7.06%, 5/16/31                                                            22,074            2,276
  7.11%, 8/16/31                                                             9,429              949
  7.51%, 8/16/29                                                             1,073              122
  Inv Fl IO PAC
  7.31%, 5/16/26                                                             5,872              235
Kidder Peabody Mortgage Assets Trust, IO
  9.50%, 4/22/18                                                                 8                1
---------------------------------------------------------------------------------------------------
                                                                                             79,058
===================================================================================================
FEDERAL AGENCY (1.1%)
Federal Home Loan Mortgage Corporation
  5.125%, 11/7/13                                                        (c)25,900           26,466
---------------------------------------------------------------------------------------------------
FINANCE (7.7%)
AIG SunAmerica Global Financing VI
  6.30%, 5/10/11                                                         (e)12,745           14,415
American General Corp.
  7.50%, 7/15/25                                                             1,430            1,782
AXA Financial, Inc.
  6.50%, 4/1/08                                                              5,825            6,573
Citigroup, Inc.
  5.625%, 8/27/12                                                         (c)4,730            5,184
  6.00%, 2/21/12                                                             4,165            4,695
  6.625%, 6/15/32                                                              855              965
Countrywide Home Loans, Inc.
  3.25%, 5/21/08                                                    $        5,435   $        5,456
EOP Operating LP
  6.763%, 6/15/07                                                              920            1,031
  7.50%, 4/19/29                                                             4,600            5,332
Farmers Insurance Exchange
  8.625%, 5/1/24                                                          (e)9,330           11,011
General Electric Capital Corp.
  4.25%, 12/1/10                                                             2,115            2,168
  6.75%, 3/15/32                                                             4,680            5,424
Goldman Sachs Group, Inc.
  5.25%, 10/15/13                                                            1,090            1,130
  6.875%, 1/15/11                                                            8,195            9,535
Household Finance Corp.
  5.875%, 2/1/09                                                             9,045           10,034
  6.40%, 6/17/08                                                             1,805            2,032
iStar Financial, Inc.
  7.00%, 3/15/08                                                          (c)1,975            2,158
J.P. Morgan Chase & Co.
  6.00%, 2/15/09                                                             7,595            8,459
  6.625%, 3/15/12                                                         (c)1,410            1,624
Mantis Reef Ltd.
  4.692%, 11/14/08                                                        (e)5,600            5,773
MBNA America Bank
  7.125%, 11/15/12                                                           1,240            1,465
MBNA Corp.
  6.125%, 3/1/13                                                          (c)4,755            5,285
Nationwide Mutual Insurance Co.
  7.50%, 2/15/24                                                         (e)16,000           16,563
Newcourt Credit Group, Inc.
  6.875%, 2/16/05                                                            3,895            4,072
Prime Property Funding II
  7.00%, 8/15/04                                                          (e)9,465            9,651
Prudential Holdings LLC
  7.245%, 12/18/23                                                       (e)17,100           20,235
  8.695%, 12/18/23                                                        (e)5,440            7,173
Reckson Operating Partnership LP
  5.15%, 1/15/11                                                             2,740            2,800
Rouse Co. (The)
  3.625%, 3/15/09                                                            1,480            1,468
  5.375%, 11/26/13                                                             760              782
Washington Mutual, Inc.
  8.25%, 4/1/10                                                              3,700            4,529
World Financial Properties
  6.91%, 9/1/13                                                           (e)2,758            3,123
  6.95%, 9/1/13                                                           (e)9,357           10,619
---------------------------------------------------------------------------------------------------
                                                                                            192,546
===================================================================================================
INDUSTRIALS (14.9%)
Abitibi-Consolidated, Inc.
  8.55%, 8/1/10                                                              2,870            3,142
  8.85%, 8/1/30                                                           (c)4,073            4,157
Aetna, Inc.
  7.875%, 3/1/11                                                             6,000            7,308

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Albertson's, Inc.
  7.50%, 2/15/11                                                    $     (c)2,375   $        2,791
Allied Waste North America
  6.50%, 11/15/10                                                           (e)715              734
  8.50%, 12/1/08                                                             1,940            2,183
Altria Group, Inc.
  7.00%, 11/4/13                                                               985            1,087
  7.75%, 1/15/27                                                             3,645            4,074
Amerada Hess Corp.
  7.875%, 10/1/29                                                            4,690            5,325
AT&T Corp.
  8.05%, 11/15/11                                                              575              673
  8.75%, 11/15/31                                                         (c)4,995            5,912
AT&T Wireless Services, Inc.
  8.75%, 3/1/31                                                              1,985            2,584
Avaya, Inc.
  11.125%, 4/1/09                                                            1,360            1,629
Avnet, Inc.
  9.75%, 2/15/08                                                               835              977
BAT International Finance plc
  4.875%, 2/25/09                                                            4,480            5,745
Bowater Canada Finance Corp.
  7.95%, 11/15/11                                                            7,490            8,024
Cendant Corp.
  7.375%, 1/15/13                                                            2,205            2,591
Clear Channel Communications, Inc.
  7.65%, 9/15/10                                                             2,565            3,048
Comcast Corp.
  5.30%, 1/15/14                                                          (c)7,845            8,050
Conoco, Inc.
  6.95%, 4/15/29                                                             4,287            5,013
Constellation Energy Group, Inc.
  7.60%, 4/1/32                                                              2,275            2,724
Consumer's Energy Co.
  4.00%, 5/15/10                                                          (c)1,900            1,882
  4.80%, 2/17/09                                                             2,000            2,092
  5.375%, 4/15/13                                                              955              984
Continental Airlines, Inc.
  6.648%, 3/15/19                                                         (c)7,789            7,626
  7.461%, 10/1/16                                                            1,372            1,337
D.R. Horton, Inc.
  6.875%, 5/1/13                                                          (c)2,660            2,966
DaimlerChrysler N.A. Holding Corp.
  7.30%, 1/15/12                                                          (c)4,780            5,520
  8.00%, 6/15/10                                                          (c)1,155            1,362
  8.50%, 1/18/31                                                             3,095            3,818
Deutsche Telekom International Finance BV
  8.75%, 6/15/30                                                             3,850            5,066
Echostar DBS Corp.
  6.375%, 10/1/11                                                         (e)3,825            4,083
Electronic Data Systems Corp.
  6.00%, 8/1/13                                                              2,965            2,883
  7.125%, 10/15/09                                                        (c)1,125            1,203
Federated Department Stores, Inc.
  6.90%, 4/1/29                                                     $        1,250   $        1,396
  7.00%, 2/15/28                                                             2,070            2,338
FedEx Corp.
  2.65%, 4/1/07                                                           (e)2,565            2,564
FMC Corp.
  10.25%, 11/1/09                                                         (c)1,055            1,245
Ford Motor Co.
  6.625%, 10/1/28                                                           11,635           10,726
Ford Motor Credit Corp.
  7.25%, 10/25/11                                                         (c)2,045            2,218
  7.375%, 10/28/09                                                           6,005            6,599
France Telecom S.A.
  7.00%, 12/23/09                                                            1,860            2,656
General Motors Acceptance Corp.
  4.50%, 7/15/06                                                          (c)1,120            1,158
  6.875%, 9/15/11                                                           11,750           12,766
  8.00%, 11/1/31                                                             2,170            2,409
Glencore Nickel Property Ltd.
  9.00%, 12/1/14                                                      (b)(d)18,080                2
GTE Corp.
  6.94%, 4/15/28                                                             6,940            7,562
Harrah's Operating Co., Inc.
  8.00%, 2/1/11                                                              3,225            3,879
HCA, Inc.
  6.30%, 10/1/12                                                             1,960            2,058
  7.19%, 11/15/15                                                            4,110            4,538
  7.58%, 9/15/25                                                                45               48
  9.00%, 12/15/14                                                            2,575            3,195
Health Net, Inc.
  8.375%, 4/15/11                                                            5,075            6,257
Hilton Hotels Corp.
  7.625%, 12/1/12                                                         (c)4,425            5,105
Honeywell International, Inc.
  6.125%, 11/1/11                                                         (c)3,575            4,024
Hutchison Whampoa International Ltd.
  5.45%, 11/24/10                                                         (e)1,795            1,858
  6.50%, 2/13/13                                                          (e)3,100            3,305
Hyatt Equities LLC
  6.875%, 6/15/07                                                         (e)4,805            5,213
ICI Wilmington, Inc.
  4.375%, 12/1/08                                                            1,985            2,037
Inco Ltd.
  7.20%, 9/15/32                                                             3,800            4,404
  7.75%, 5/15/12                                                          (c)1,405            1,700
International Paper Co.
  4.25%, 1/15/09                                                             2,740            2,814
Iron Mountain, Inc.
  6.625%, 1/1/16                                                             1,350            1,316
  7.75%, 1/15/15                                                             2,606            2,749
Kennametal, Inc.
  7.20%, 6/15/12                                                             3,400            3,787

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Kerr-McGee Corp.
  5.875%, 9/15/06                                                   $        1,315   $        1,418
  6.875%, 9/15/11                                                            1,000            1,138
  7.875%, 9/15/31                                                            2,115            2,520
Key Energy Services, Inc.
  6.375%, 5/1/13                                                             1,310            1,349
Kraft Foods, Inc.
  6.25%, 6/1/12                                                              2,830            3,178
Kroger Co.
  6.80%, 4/1/11                                                              1,355            1,557
Lockheed Martin Corp.
  7.75%, 5/1/26                                                              2,285            2,821
Marathon Oil Corp.
  6.80%, 3/15/32                                                             2,240            2,523
MGM Mirage, Inc.
  8.50%, 9/15/10                                                          (c)4,525            5,306
Miller Brewing Co.
  4.25%, 8/15/08                                                          (e)3,415            3,538
Mohawk Industries, Inc.
  7.20%, 4/15/12                                                             2,020            2,352
News America Holdings, Inc.
  7.28%, 6/30/28                                                             2,775            3,184
  7.75%, 2/1/24                                                              3,156            3,744
Nexen, Inc.
  5.05%, 11/20/13                                                         (c)2,925            2,990
Olivetti Finance N.V
  5.875%, 1/24/08                                                            1,840            2,457
Owens-Brockway Glass Containers
  7.75%, 5/15/11                                                          (c)2,455            2,578
  8.75%, 11/15/12                                                            1,580            1,726
Packaging Corp. of America
  5.75%, 8/1/13                                                           (c)2,200            2,319
Pemex Project Funding Master Trust
  8.00%, 11/15/11                                                              900            1,052
  8.625%, 2/1/22                                                             9,675           11,223
  9.125%, 10/13/10                                                           4,250            5,227
Petro Canada
  4.00%, 7/15/13                                                             1,065            1,015
  5.35%, 7/15/33                                                             1,810            1,682
Pulte Homes, Inc.
  6.375%, 5/15/33                                                            1,535            1,535
  7.875%, 8/1/11                                                               800              961
Raytheon Co.
  8.30%, 3/1/10                                                              2,485            3,056
Sappi Papier Holding AG
  6.75%, 6/15/12                                                          (e)2,355            2,661
Schering-Plough Corp.
  5.30%, 12/1/13                                                             1,595            1,667
Sealed Air Corp.
  5.625%, 7/15/13                                                         (e)2,635            2,767
Smithfield Foods, Inc.
  7.75%, 5/15/13                                                            (c)300              332
  8.00%, 10/15/09                                                            4,255            4,776
Sprint Capital Corp.
  8.375%, 3/15/12                                                   $     (c)2,345   $        2,860
  8.75%, 3/15/32                                                               805            1,021
Starwood Hotels & Resorts Worldwide, Inc.
  7.375%, 5/1/07                                                             1,735            1,895
  7.875%, 5/1/12                                                             2,760            3,133
Station Casinos, Inc.
  6.00%, 4/1/12                                                           (e)2,430            2,527
Systems 2001 Asset Trust LLC
  6.664%, 9/15/13                                                         (e)7,415            8,333
Tenet Healthcare Corp.
  6.875%, 11/15/31                                                           3,080            2,564
  7.375%, 2/1/13                                                          (c)1,360            1,234
Time Warner, Inc.
  6.625%, 5/15/29                                                            6,460            6,775
  7.625%, 4/15/31                                                            1,102            1,294
Toys R Us, Inc.
  7.375%, 10/15/18                                                        (c)2,285            2,251
Tricon Global Restaurants
  8.875%, 4/15/11                                                         (c)1,320            1,655
Tyco International Group S.A.
  6.375%, 10/15/11                                                           2,520            2,760
  6.75%, 2/15/11                                                             1,065            1,188
Verizon New England, Inc.
  6.50%, 9/15/11                                                             2,100            2,375
Waste Management, Inc.
  7.00%, 7/15/28                                                             4,400            4,907
  7.375%, 5/15/29                                                            1,245            1,447
Weyerhaeuser Co.
  6.00%, 8/1/06                                                              1,293            1,398
  6.75%, 3/15/12                                                          (c)5,400            6,110
Xerox Corp.
  7.125%, 6/15/10                                                         (c)3,315            3,530
---------------------------------------------------------------------------------------------------
                                                                                            374,428
===================================================================================================
MORTGAGES -- OTHER (0.1%)
American Express Co.
  9.625%, 12/1/12                                                               34               34
American Housing Trust
  9.125%, 4/25/21                                                              673              681
  9.553%, 9/25/20                                                               62               63
First Federal Savings & Loan Association
  8.75%, 6/1/06                                                                 18               18
Household Bank
  7.809%, 12/1/07                                                               15               15
Pelican Homestead Savings Association
  9.214%, 10/1/07                                                              132              132
Ryland Acceptance Corp. IV
  6.65%, 7/1/11                                                              1,226            1,256
---------------------------------------------------------------------------------------------------
                                                                                              2,199
===================================================================================================
SOVEREIGN (0.4%)
Republic of Colombia
  10.75%, 1/15/13                                                            2,640            3,185
United Mexican States
  8.00%, 9/24/22                                                               905            1,048

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
SOVEREIGN (CONT'D)
  8.375%, 1/14/11                                                   $     (c)4,405   $        5,365
---------------------------------------------------------------------------------------------------
                                                                                              9,598
===================================================================================================
U.S. TREASURY SECURITIES (18.2%)
U.S. Treasury Strips
  IO
  4.567%, 2/15/17                                                           24,500           13,541
  4.611%, 5/15/16                                                           25,000           14,473
  4.887%, 2/15/20                                                       (c)170,175           77,709
  4.899%, 2/15/19                                                            9,100            4,429
  4.955%, 5/15/20                                                       (c)195,925           88,092
  4.961%, 5/15/19                                                        (c)10,200            4,884
  5.00%, 8/15/20                                                            39,000           17,264
  5.003%, 11/15/19                                                        (c)5,000            2,322
  5.038%, 2/15/21                                                        (c)23,750           10,188
  5.069%, 5/15/21                                                       (c)194,440           81,955
  5.086%, 2/15/22                                                        (c)14,500            5,844
  5.108%, 11/15/21                                                       (c)57,875           23,664
  5.109%, 11/15/22                                                       (c)23,100            8,913
  5.12%, 8/15/22                                                            33,500           13,115
  5.147%, 2/15/23                                                           31,750           12,050
  5.157%, 11/15/23                                                       (c)23,500            8,566
  PO
  5/15/21                                                                  115,600           49,133
  11/15/21                                                                  52,050           21,429
---------------------------------------------------------------------------------------------------
                                                                                            457,571
===================================================================================================
UTILITIES (2.7%)
Appalachian Power Co.
  5.95%, 5/15/33                                                             2,330            2,333
Cincinnati Gas & Electric Co.
  5.40%, 6/15/33                                                               775              729
Columbus Southern Power Co.
  6.60%, 3/1/33                                                              2,525            2,804
Consolidated Natural Gas Co.
  6.25%, 11/1/11                                                             3,800            4,277
Detroit Edison Co.
  6.125%, 10/1/10                                                               90              101
  6.35%, 10/15/32                                                            1,100            1,204
DPL, Inc.
  8.25%, 3/1/07                                                              2,560            2,714
Entergy Gulf States, Inc.
  3.60%, 6/1/08                                                              1,655            1,653
Exelon Corp.
  6.75%, 5/1/11                                                              2,170            2,486
FirstEnergy Corp.
  6.45%, 11/15/11                                                            3,865            4,239
  7.375%, 11/15/31                                                             975            1,091
GulfTerra Energy Partners LP
  6.25%, 6/1/10                                                              1,820            1,993
  8.50%, 6/1/10                                                           (c)2,734            3,171
Monongahela Power Co.
  5.00%, 10/1/06                                                             2,220            2,276
Nevada Power Co.
  9.00%, 8/15/13                                                          (e)2,180            2,458
Nisource Finance Corp.
  7.625%, 11/15/05                                                  $        2,720   $        2,960
Ohio Edison Co.
  5.45%, 5/1/15                                                              3,265            3,330
Pacific Gas & Electric Co.
  6.05%, 3/1/34                                                              3,400            3,453
Panhandle Eastern Pipe Line Co.
  2.75%, 3/15/07                                                            (e)775              775
PSEG Energy Holdings LLC
  7.75%, 4/16/07                                                             2,200            2,338
  8.625%, 2/15/08                                                            2,480            2,691
Ras Laffan Liquefied Natural Gas Co., Ltd.
  8.294%, 3/15/14                                                         (e)4,155            5,007
Reliant Energy Resources Corp.
  7.75%, 2/15/11                                                             2,075            2,369
Southern California Edison Co.
  5.00%, 1/15/14                                                               585              602
Texas Eastern Transmission LP
  7.00%, 7/15/32                                                             2,240            2,531
Texas-New Mexico Power Co.
  6.25%, 1/15/09                                                             2,025            2,153
TXU Corp.
  6.375%, 6/15/06                                                            1,505            1,631
TXU Energy Co.
  7.00%, 3/15/13                                                             1,930            2,216
Wisconsin Electric Power Co.
  5.625%, 5/15/33                                                            1,110            1,122
Wisconsin Energy Corp.
  6.20%, 4/1/33                                                              1,410            1,469
---------------------------------------------------------------------------------------------------
                                                                                             68,176
===================================================================================================
TOTAL FIXED INCOME SECURITIES (COST $2,931,871)                                           2,978,334
===================================================================================================

                                                                          SHARES
---------------------------------------------------------------------------------------------------
PREFERRED STOCK (1.2%)
MORTGAGES -- OTHER
Home Ownership Funding Corp.
  13.331% (COST $28,516)                                                 (e)64,625           30,970
---------------------------------------------------------------------------------------------------

                                                                            FACE
                                                                          AMOUNT
                                                                           (000)
---------------------------------------------------------------------------------------------------
STRUCTURED INVESTMENT (0.0%)
Morgan Guaranty Trust Co., 11/20/05;
  monthly payments equal to 1% per annum of
  the outstanding notional balance indexed to
  GNMA ARM pools (COST $6,942)                                      $       20,662              153

SHORT-TERM INVESTMENTS (9.5%)
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (7.0%)
American Express Credit Corp.
  1.10%, 5/17/04                                                          (h)1,573            1,573
Beta Finance, Inc.
  1.08%, 6/16/04                                                          (h)7,337            7,337
Canadian Imperial Bank N.Y.
  1.11%, 8/3/04                                                           (h)2,620            2,620

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (CONT'D)
Chase Credit Card Master Trust
  1.10%, 4/15/04                                                    $      (h)2097   $         2097
CIC N.Y.
  1.11%, 7/30/04                                                             2,620            2,620
CIT Group Holdings
  1.12%, 9/20/04                                                          (h)1,941            1,941
Credit Agricole Indosuez S.A., N.Y.
  1.07%, 3/4/05                                                           (h)7,545            7,545
Credit Suisse First Boston, N.Y.
  1.04%, 4/2/04                                                              4,717            4,717
Dresdner Bank, N.Y.
  1.05%, 4/20/04                                                             5,244            5,244
Federal National Mortgage Association
  1.13%, 4/14/04                                                             2,311            2,311
Jackson National Life Global Funding
  1.06%, 1/18/05                                                          (h)2,631            2,631
Landesbank Hessen-Thueringen, London
  1.50%, 11/19/04                                                            2,623            2,623
Links Finance LLC
  1.08%, 6/16/04                                                          (h)2,620            2,620
  1.09%, 5/24/04                                                          (h)4,192            4,192
Macquarie Bank Ltd.
  1.18%, 6/24/04                                                          (h)2,307            2,307
Natexis Banques Populaires, N.Y.
  1.21%, 12/20/04                                                         (h)4,191            4,191
Nationwide Building Society
  1.12%, 3/31/05                                                          (h)6,079            6,079
Sears Credit Card Account Master
  1.12%, 10/15/04                                                         (h)4,196            4,196
Societe Generale, London
  1.54%, 11/12/04                                                            2,620            2,620
Societe Generale, N.Y.
  1.07%, 3/3/05                                                           (h)5,083            5,083
Target Credit Card Master Trust
  1.12%, 7/26/04                                                          (h)4,141            4,141
UBS Securities LLC
  1.06%, 4/1/04                                                             82,555           82,555
Union Bank of Switzerland, Stamford
  1.13%, 12/20/04                                                            5,241            5,241
Wachovia Bank NA
  1.13%, 11/15/04                                                         (h)5,244            5,244
Westdeutsche Landesbank, N.Y.
  1.09%, 11/29/04                                                         (h)5,135            5,135
---------------------------------------------------------------------------------------------------
                                                                                            176,863
===================================================================================================
REPURCHASE AGREEMENT (1.9%)
J.P. Morgan Securities, Inc.,
  0.97%, dated 3/31/04,
  due 4/1/04, repurchase price $46,749                                   (f)46,748           46,748
---------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.6%)
U.S. Treasury Bills
  0.95%, 7/15/04                                                    $     (j)2,000   $        1,995
  0.98%, 9/23/04                                                         (j)12,300           12,242
---------------------------------------------------------------------------------------------------
                                                                                             14,237
===================================================================================================
  TOTAL SHORT-TERM INVESTMENTS (COST $237,847)                                              237,848
===================================================================================================
TOTAL INVESTMENTS (129.3%) (COST $3,205,176) --
  INCLUDING $240,671 OF SECURITIES LOANED                                                 3,247,305
===================================================================================================

                                                                            AMOUNT
                                                                             (000)
---------------------------------------------------------------------------------------------------
OTHER ASSETS (13.2%)
  Cash                                                                         761
  Receivable for Forward Commitments                                       256,906
  Due from Broker                                                           45,974
  Interest Receivable                                                       19,445
  Receivable for Investments Sold                                            6,956
  Net Unrealized Appreciation on Foreign
    Currency Exchange Contracts                                                319
  Other                                                                         88          330,449
---------------------------------------------------------------------------------------------------
LIABILITIES (-42.5%)
  Payable for Forward Commitments                                        (834,814)
  Collateral for Securities Loaned, at Value                             (176,863)
  Net Unrealized Depreciation on Swap
    Agreements                                                            (27,152)
  Interest Payable for Swap Agreements                                    (14,652)
  Payable for Investments Purchased                                        (9,791)
  Payable for Investment Advisory Fees                                     (2,475)
  Payable for Administrative Fees                                            (197)
  Payable for Trustees' Fees and Expenses                                    (147)
  Payable for Custodian Fees                                                  (40)
  Payable for Distribution Fees -- Adviser Class                              (30)
  Payable for Shareholder Servicing Fees --
    Investment Class                                                          (16)
  Other Liabilities                                                           (38)      (1,066,215)
---------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                    $    2,511,539
===================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                      $    2,539,174
Undistributed (Distributions in Excess of) Net
  Investment Income                                                                          10,704
Accumulated Net Realized Gain (Loss)                                                       (51,941)
Unrealized Appreciation (Depreciation) on:
  Investments                                                                                42,129
  Foreign Currency Exchange Contracts and Translations                                          318
  Futures Contracts                                                                         (1,693)
  Swap Agreements                                                                          (27,152)
---------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $    2,511,539
===================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                                          AMOUNT
                                                                           (000)
---------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS:
NET ASSETS                                                          $    2,248,786
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 191,086,332 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                $        11.77
---------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
NET ASSETS                                                          $      121,798
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 10,352,944 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                $        11.76
---------------------------------------------------------------------------------------------------
ADVISER CLASS:
NET ASSETS                                                          $      140,955
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 11,988,313 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                $        11.76
---------------------------------------------------------------------------------------------------

(b)     Issuer is in default.
(c)     All or a portion of security on loan at March 31, 2004.
(d) Security was valued at fair value -- At March 31, 2004, the Portfolio held $2,000 of fair valued securities, representing less than 0.05% of net assets.
(e)     144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2004.
(i)     Security is subject to delayed delivery.
(j) All or a portion of the security was pledged to cover margin requirements for futures contracts.
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2004.
IO      Interest Only
PAC     Planned Amortization Class
PO      Principal Only
REMIC   Real Estate Mortgage Investment Conduit
TBA     To be announced

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
    The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                              NET
  CURRENCY                                      IN                         UNREALIZED
     TO                                      EXCHANGE                     APPRECIATION
  DELIVER        VALUE       SETTLEMENT        FOR           VALUE       (DEPRECIATION)
   (000)         (000)          DATE          (000)          (000)           (000)
---------------------------------------------------------------------------------------
EUR    4,211   $    5,185        4/26/04   US$     5,337   $    5,337       $    152
EUR    4,638        5,709        4/26/04   US$     5,876        5,876            167
               ----------                                  ----------       --------
               $   10,894                                  $   11,213       $    319
               ==========                                  ==========       ========
=======================================================================================

EUR -- Euro
US$ -- U.S. Dollar

================================================================================
FUTURES CONTRACTS:
  The Portfolio had the following futures contract(s) open at period end:

                                                                   NET
                                                                UNREALIZED
                        NUMBER                                 APPRECIATION
                          OF          VALUE      EXPIRATION   (DEPRECIATION)
                      CONTRACTS       (000)         DATE          (000)
-----------------------------------------------------------------------------
LONG:
     U.S. Treasury
        2 yr. Note        60        $   12,910    Jun - 04        $     89
     U.S. Treasury
       10 yr. Note     3,325           383,726    Jun - 04           4,191
     U.S. Treasury
         Long Bond     1,549           176,683    Jun - 04           2,389
SHORT:
     U.S. Treasury
        5 yr. Note     4,722           536,242    Jun - 04          (8,362)
                                                                  --------
                                                                  $ (1,693)
                                                                  ========
=============================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
===================================================================================================
FIXED INCOME SECURITIES (114.9%)
AGENCY ADJUSTABLE RATE MORTGAGES (1.3%)
Government National Mortgage Association,
 Adjustable Rate Mortgages:
  4.375%, 2/20/25-1/20/28                                           $        5,126   $        5,221
  4.625%, 11/20/25-12/20/27                                                  1,489            1,528
  4.75%, 7/20/25                                                               103              105
---------------------------------------------------------------------------------------------------
                                                                                              6,854
===================================================================================================
AGENCY FIXED RATE MORTGAGES (56.1%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
  8.25%, 10/1/06                                                                 5                6
  10.00%, 11/1/20                                                               33               38
  10.25%, 7/1/09                                                                30               33
  11.00%, 1/1/16                                                                48               53
  11.25%, 12/1/14                                                               48               55
  13.00%, 9/1/10                                                                 2                2
 Gold Pools:
  6.00%, 2/1/32-4/1/32                                                         294              306
  6.50%, 10/1/17-11/1/33                                                    16,131           16,960
  7.00%, 2/1/26                                                                 66               70
  7.50%, 5/1/16-6/1/32                                                      11,902           12,819
  8.00%, 11/1/29-10/1/31                                                     3,011            3,257
  8.50%, 12/1/30                                                               449              486
  10.00%, 9/1/17-1/1/21                                                        269              301
  10.50%, 3/1/16                                                               126              140
 April TBA
  6.00%, 4/1/34                                                          (i)26,050           27,076
 May TBA
  5.00%, 5/1/19                                                           (i)5,750            5,901
Federal National Mortgage Association,
 Conventional Pools:
  6.00%, 10/1/31-12/1/31                                                       241              251
  6.50%, 6/1/26-6/1/33                                                      69,511           73,055
  7.00%, 10/1/28-12/1/32                                                    29,064           30,853
  7.50%, 5/1/23-12/1/32                                                     14,791           15,860
  8.00%, 3/1/07-6/1/32                                                      11,177           12,096
  8.50%, 4/1/30-9/1/32                                                       9,446           10,228
  9.00%, 2/1/17                                                                187              209
  9.50%, 5/1/28                                                                369              413
  10.00%, 3/1/20-6/1/28                                                        361              406
  10.50%, 12/1/17-10/1/18                                                      131              150
  11.00%, 4/1/21                                                               294              333
  11.25%, 8/1/13                                                                58               67
  11.50%, 1/1/17-11/1/19                                                       101              116
 April TBA
  5.00%, 4/1/19                                                          (i)10,400           10,692
  5.50%, 4/1/19-4/1/34                                                   (i)28,100           29,034
  6.50%, 4/1/34                                                          (i)14,400           15,129
  7.00%, 4/1/34                                                          (i)10,650           11,306
 May TBA
  4.50%, 5/1/19                                                          (i)10,900           11,006
  5.50%, 5/1/34                                                          (i)12,800           13,080
Government National Mortgage Association,
 Various Pools:
  9.00%, 11/15/17                                                   $          478   $          535
  9.50%, 12/15/17-9/15/22                                                    1,775            1,992
  10.00%, 11/15/09-2/15/25                                                   2,661            3,012
  10.50%, 3/15/19                                                                6                7
  11.00%, 2/15/10-2/15/16                                                      235              268
  11.50%, 1/20/18                                                                4                5
---------------------------------------------------------------------------------------------------
                                                                                            307,606
===================================================================================================
ASSET BACKED CORPORATES (3.6%)
Chase Credit Card Master Trust
  5.50%, 11/17/08                                                            1,045            1,129
Chase Funding Mortgage Loan
  2.005%, 2/25/17                                                              953              953
Citibank Credit Card Issuance Trust
  6.90%, 10/15/07                                                            1,805            1,950
  7.45%, 9/15/07                                                             1,430            1,544
CitiFinancial Mortgage Securities, Inc.
  1.94%, 1/25/33                                                            (g)585              586
Ford Credit Auto Owner Trust
  1.62%, 8/15/05                                                             1,359            1,362
Harley-Davidson Motorcycle Trust
  1.56%, 5/15/07                                                             1,320            1,322
Honda Auto Receivables Owner Trust
  1.46%, 9/19/05                                                             1,788            1,790
  1.66%, 6/15/05                                                               727              728
Lehman ABS Manufactured Housing Contract
  3.01%, 3/15/10                                                               139              135
MBNA Master Credit Card Trust
  5.90%, 8/15/11                                                               940            1,055
  7.80%, 10/15/12                                                            2,715            3,340
Nissan Auto Receivables Owner Trust
  4.80%, 2/15/07                                                             1,399            1,422
Peco Energy Transition Trust
  6.05%, 3/1/09                                                              1,250            1,360
Whole Auto Loan Trust
  1.88%, 6/15/05                                                             1,017            1,019
---------------------------------------------------------------------------------------------------
                                                                                             19,695
===================================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (2.1%)
Federal Home Loan Mortgage Corporation
  Inv Fl IO
  1.50%, 6/17/27                                                             1,363               43
  6.91%, 3/15/32                                                             1,896              167
  8.01%, 4/15/25                                                                35              @--
  23.88%, 3/15/24                                                            1,688              485
  IO
  6.00%, 5/15/30-4/15/32                                                    13,393            1,229
  6.50%, 4/1/28-5/15/33                                                      5,819              848
  8.00%, 1/1/28-6/1/31                                                         635              103
  REMIC PAC
  10.00%, 6/15/20                                                               50               50
Federal National Mortgage Association
  2.115%, 10/25/42                                                             992              992
  2.25%, 7/25/42                                                               393              393

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (CONT'D)
  7.00%, 9/25/32                                                    $        2,442   $        2,551
  Inv Fl IO
  7.01%, 12/25/29                                                            1,112               61
  7.11%, 10/25/28                                                            1,529              128
  7.41%, 5/18/27                                                             2,263              219
  7.46%, 10/25/30                                                              759               68
  IO
  6.00%, 8/25/32-7/25/33                                                    10,267            1,384
  6.50%, 2/25/33-5/25/33                                                     8,411            1,244
  7.00%, 4/25/33                                                             2,826              407
  7.50%, 11/1/29                                                               958              141
  8.00%, 4/1/24-8/1/31                                                       3,002              480
  9.00%, 11/1/26                                                               259               35
Government National Mortgage Association
  Inv Fl IO
  7.51%, 8/16/29                                                             1,889              205
  IO
  5.50%, 3/20/33                                                             3,067               80
---------------------------------------------------------------------------------------------------
                                                                                             11,313
===================================================================================================
FEDERAL AGENCY (1.0%)
Federal Home Loan Mortgage Corporation
  5.125%, 11/7/13                                                         (c)5,125            5,237
---------------------------------------------------------------------------------------------------
FINANCE (7.7%)
AIG SunAmerica Global Financing IX
  6.90%, 3/15/32                                                          (e)1,175            1,387
American General Corp.
  7.50%, 7/15/25                                                               545              679
American General Finance Corp.
  4.625%, 9/1/10                                                               915              955
AXA Financial, Inc.
  6.50%, 4/1/08                                                                760              858
Bank of New York Co., Inc. (The)
  5.20%, 7/1/07                                                                285              310
Bank One Corp.
  6.00%, 2/17/09                                                             1,350            1,511
CIT Group, Inc.
  2.875%, 9/29/06                                                           (c)590              598
  7.375%, 4/2/07                                                               195              222
Citicorp
  6.375%, 11/15/08                                                             705              794
  6.75%, 8/15/05                                                               640              686
Citigroup, Inc.
  5.625%, 8/27/12                                                           (c)915            1,003
  5.75%, 5/10/06                                                               156              168
  6.00%, 2/21/12                                                               310              350
Countrywide Home Loans, Inc.
  3.25%, 5/21/08                                                          (c)1,150            1,154
EOP Operating LP
  7.50%, 4/19/29                                                             1,160            1,345
Farmers Exchange Capital
  7.05%, 7/15/28                                                       (c)(e)1,185            1,205
Farmers Insurance Exchange
  8.625%, 5/1/24                                                            (e)975            1,151
FleetBoston Financial Corp.
  7.25%, 9/15/05                                                    $        1,145   $        1,236
General Electric Capital Corp.
  4.25%, 12/1/10                                                               445              456
  6.75%, 3/15/32                                                             1,535            1,779
Goldman Sachs Group, Inc.
  5.25%, 10/15/13                                                              630              653
  6.60%, 1/15/12                                                               730              838
  6.875%, 1/15/11                                                              700              814
Hartford Financial Services Group, Inc.
  2.375%, 6/1/06                                                               170              171
  7.75%, 6/15/05                                                               475              509
  7.90%, 6/15/10                                                               175              213
Household Finance Corp.
  4.125%, 12/15/08                                                          (c)450              465
  5.875%, 2/1/09                                                               485              538
  6.375%, 10/15/11                                                             538              611
  6.40%, 6/17/08                                                               465              524
  6.75%, 5/15/11                                                               365              422
International Lease Finance Corp.
  3.75%, 8/1/07                                                                500              515
J.P. Morgan Chase & Co.
  6.00%, 2/15/09                                                            (c)940            1,047
Mantis Reef Ltd.
  4.692%, 11/14/08                                                        (e)1,100            1,134
MBNA America Bank
  7.125%, 11/15/12                                                             265              313
MBNA Corp.
  6.125%, 3/1/13                                                            (c)950            1,056
Nationwide Mutual Insurance Co.
  7.50%, 2/15/24                                                          (e)1,465            1,517
  8.25%, 12/1/31                                                            (e)745              948
Prime Property Funding II
  7.00%, 8/15/04                                                          (e)1,380            1,407
Prudential Holdings LLC
  7.245%, 12/18/23                                                        (e)3,125            3,698
  8.695%, 12/18/23                                                        (e)1,080            1,424
Rouse Co. (The)
  3.625%, 3/15/09                                                              335              332
  5.375%, 11/26/13                                                             155              159
SLM Corp.
  5.00%, 10/1/13                                                               865              892
Vornado Realty Trust
  5.625%, 6/15/07                                                              530              578
Washington Mutual Bank FA
  5.50%, 1/15/13                                                               170              181
Washington Mutual, Inc.
  8.25%, 4/1/10                                                                510              624
World Financial Properties
  6.91%, 9/1/13                                                           (e)2,429            2,751
---------------------------------------------------------------------------------------------------
                                                                                             42,181
===================================================================================================
INDUSTRIALS (10.9%)
Aetna, Inc.
  7.875%, 3/1/11                                                             1,475            1,796

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Albertson's, Inc.
  7.50%, 2/15/11                                                    $       (c)465   $          546
Altria Group, Inc.
  7.00%, 11/4/13                                                               340              375
  7.75%, 1/15/27                                                               635              710
Amerada Hess Corp.
  7.875%, 10/1/29                                                              620              704
America West Airlines, Inc.
  7.10%, 4/2/21                                                              1,243            1,371
Anthem Insurance Cos., Inc.
  9.125%, 4/1/10                                                            (e)250              323
AT&T Corp.
  8.75%, 11/15/31                                                           (c)795              941
AT&T Wireless Services, Inc.
  8.75%, 3/1/31                                                                395              514
Cendant Corp.
  7.375%, 1/15/13                                                              445              523
Centex Corp.
  7.875%, 2/1/11                                                               465              560
Clear Channel Communications, Inc.
  7.65%, 9/15/10                                                               660              784
Comcast Cable Communications
  6.75%, 1/30/11                                                            (c)320              364
Comcast Corp.
  6.50%, 1/15/15                                                               600              665
Conoco, Inc.
  6.95%, 4/15/29                                                             1,135            1,327
Constellation Energy Group, Inc.
  7.60%, 4/1/32                                                                535              641
Continental Airlines, Inc.
  6.545%, 2/2/19                                                               346              341
  6.648%, 9/15/17                                                           (c)583              571
  6.90%, 1/2/18                                                             (c)650              648
Cooper Industries, Inc.
  5.25%, 7/1/07                                                                770              832
CVS Corp.
  5.625%, 3/15/06                                                              860              920
  6.204%, 10/10/25                                                          (e)243              258
DaimlerChrysler N.A. Holding Corp.
  7.30%, 1/15/12                                                            (c)980            1,132
  7.75%, 1/18/11                                                               440              515
  8.50%, 1/18/31                                                               545              672
Deutsche Telekom International Finance BV
  8.75%, 6/15/30                                                               830            1,092
Electronic Data Systems Corp.
  6.00%, 8/1/13                                                                475              462
  7.125%, 10/15/09                                                          (c)315              337
Federated Department Stores, Inc.
  6.30%, 4/1/09                                                                370              417
  6.625%, 9/1/08                                                               225              255
  6.90%, 4/1/29                                                             (c)140              156
  8.50%, 6/1/10                                                                 65               80
FedEx Corp.
  2.65%, 4/1/07                                                     $       (e)550   $          550
Ford Motor Co.
  6.375%, 2/1/29                                                             1,230            1,098
  6.625%, 10/1/28                                                           (c)850              784
Ford Motor Credit Corp.
  7.25%, 10/25/11                                                         (c)1,700            1,844
General Motors Acceptance Corp.
  4.50%, 7/15/06                                                            (c)375              388
  6.875%, 9/15/11                                                            1,885            2,048
  8.00%, 11/1/31                                                               975            1,082
GTE Corp.
  6.94%, 4/15/28                                                             1,360            1,482
Honeywell International, Inc.
  6.125%, 11/1/11                                                           (c)870              979
Hutchison Whampoa International Ltd.
  5.45%, 11/24/10                                                           (e)400              414
  6.50%, 2/13/13                                                            (e)565              602
Hyatt Equities LLC
  6.875%, 6/15/07                                                           (e)680              738
ICI Wilmington, Inc.
  4.375%, 12/1/08                                                              400              410
Inco Ltd.
  7.20%, 9/15/32                                                               875            1,014
  7.75%, 5/15/12                                                               300              363
International Paper Co.
  4.25%, 1/15/09                                                               570              585
Kerr-McGee Corp.
  5.875%, 9/15/06                                                              190              205
  6.875%, 9/15/11                                                              250              285
Kraft Foods, Inc.
  5.625%, 11/1/11                                                              175              190
  6.25%, 6/1/12                                                             (c)495              556
Kroger Co.
  7.70%, 6/1/29                                                             (c)120              144
  8.00%, 9/15/29                                                               465              577
Lockheed Martin Corp.
  7.75%, 5/1/26                                                                470              580
Lowe's Cos., Inc.
  6.875%, 2/15/28                                                              480              559
Marathon Oil Corp.
  6.80%, 3/15/32                                                               595              670
Marriott International, Inc.
  7.00%, 1/15/08                                                             1,270            1,453
May Department Stores Co. (The)
  6.70%, 9/15/28                                                             1,325            1,458
  7.875%, 3/1/30                                                            (c)225              282
Miller Brewing Co.
  4.25%, 8/15/08                                                            (e)660              684
Mohawk Industries, Inc.
  7.20%, 4/15/12                                                               355              413

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
News America Holdings, Inc.
  7.75%, 2/1/24                                                     $          565   $          670
  8.875%, 4/26/23                                                              375              494
News America, Inc.
  7.30%, 4/30/28                                                               160              184
Nexen, Inc.
  5.05%, 11/20/13                                                              490              501
Pemex Project Funding Master Trust
  7.375%, 12/15/14                                                             245              274
  8.00%, 11/15/11                                                              480              561
  8.625%, 2/1/22                                                          (c)1,155            1,340
  9.125%, 10/13/10                                                             185              228
Petro Canada
  4.00%, 7/15/13                                                               170              162
  5.35%, 7/15/33                                                               395              367
Pulte Homes, Inc.
  6.375%, 5/15/33                                                              400              400
Raytheon Co.
  8.30%, 3/1/10                                                                460              566
Sappi Papier Holding AG
  6.75%, 6/15/12                                                            (e)465              526
Schering-Plough Corp.
  5.30%, 12/1/13                                                            (c)345              361
Sealed Air Corp.
  5.625%, 7/15/13                                                        (c)(e)565              593
Southwest Airlines Co.
  5.496%, 11/1/06                                                              520              558
Sprint Capital Corp.
  8.75%, 3/15/32                                                               220              279
Systems 2001 Asset Trust LLC
  6.664%, 9/15/13                                                         (e)1,480            1,663
TCI Communications, Inc.
  7.875%, 2/15/26                                                              520              618
Time Warner, Inc.
  6.625%, 5/15/29                                                              310              325
  7.625%, 4/15/31                                                              650              763
  7.70%, 5/1/32                                                                465              552
Verizon New England, Inc.
  6.50%, 9/15/11                                                               610              690
Waste Management, Inc.
  5.00%, 3/15/14                                                            (c)410              414
  6.875%, 5/15/09                                                              830              949
Wellpoint Health Networks, Inc.
  6.375%, 6/15/06                                                              735              801
Weyerhaeuser Co.
  6.00%, 8/1/06                                                                305              330
  6.75%, 3/15/12                                                          (c)1,270            1,437
---------------------------------------------------------------------------------------------------
                                                                                             59,875
===================================================================================================
MORTGAGES -- OTHER (0.0%)
California Federal Savings & Loan Association
  8.80%, 1/1/14                                                                  7                7
First Federal Savings & Loan Association
  8.75%, 6/1/06                                                                 15               15
Ryland Acceptance Corp. IV
  6.65%, 7/1/11                                                     $          158   $          162
---------------------------------------------------------------------------------------------------
                                                                                                184
===================================================================================================
SOVEREIGN (0.5%)
United Mexican States
  8.00%, 9/24/22                                                               745              862
  8.30%, 8/15/31                                                               575              677
  8.375%, 1/14/11                                                            1,060            1,291
---------------------------------------------------------------------------------------------------
                                                                                              2,830
===================================================================================================
U.S. TREASURY SECURITIES (29.9%)
U.S. Treasury Bonds
  6.125%, 8/15/29                                                         (c)2,920            3,462
  7.25%, 8/15/22                                                         (c)11,500           15,112
  8.125%, 8/15/19-8/15/21                                                (c)18,210           25,768
  8.75%, 8/15/20                                                          (c)2,050            3,043
U.S. Treasury Notes
  3.50%, 11/15/06                                                         (c)6,000            6,256
  3.875%, 2/15/13                                                         (c)4,000            4,056
U.S. Treasury Strips
  IO
  4.39%, 5/15/10                                                          (c)7,500            6,142
  4.567%, 2/15/17                                                            5,000            2,763
  4.611%, 5/15/16                                                            8,000            4,631
  4.899%, 2/15/19                                                            6,000            2,921
  4.961%, 5/15/19                                                         (c)5,100            2,442
  4.967%, 2/15/20                                                        (c)37,425           17,090
  4.993%, 5/15/20                                                           16,700            7,509
  5.00%, 8/15/20                                                         (c)14,400            6,374
  5.003%, 11/15/19                                                        (c)2,000              929
  5.08%, 5/15/21                                                         (c)58,590           24,695
  5.083%, 2/15/21                                                         (c)4,000            1,716
  5.086%, 2/15/22                                                         (c)3,000            1,209
  5.109%, 11/15/21                                                       (c)14,350            5,867
  5.11%, 11/15/22                                                         (c)3,475            1,341
  5.119%, 8/15/22                                                            9,100            3,563
  5.147%, 2/15/23                                                           12,000            4,554
  5.157%, 11/15/23                                                        (c)5,000            1,822
  PO
  5/15/21                                                                   17,625            7,491
  11/15/21                                                                   8,000            3,294
---------------------------------------------------------------------------------------------------
                                                                                            164,050
===================================================================================================
UTILITIES (1.8%)
Appalachian Power Co.
  5.95%, 5/15/33                                                               440              440
Carolina Power & Light Co.
  5.125%, 9/15/13                                                              850              890
Cincinnati Gas & Electric Co.
  5.375%, 6/15/33                                                              165              155
  5.40%, 6/15/33                                                               225              212
  5.70%, 9/15/12                                                               440              475
Columbus Southern Power Co.
  6.60%, 3/1/33                                                                310              344
Consolidated Natural Gas Co.
  6.25%, 11/1/11                                                               720              810

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
UTILITIES (CONT'D)
Detroit Edison Co.
  6.125%, 10/1/10                                                   $          120   $          135
  6.35%, 10/15/32                                                              210              230
Duke Energy Corp.
  4.50%, 4/1/10                                                                560              582
Entergy Gulf States, Inc.
  3.60%, 6/1/08                                                                345              345
Exelon Corp.
  6.75%, 5/1/11                                                                465              533
Ohio Power Co.
  6.60%, 2/15/33                                                               325              361
Pacific Gas & Electric Co.
  6.05%, 3/1/34                                                                735              747
Panhandle Eastern Pipe Line Co.
  2.75%, 3/15/07                                                            (e)170              170
Public Service Electric & Gas Co.
  5.00%, 1/1/13                                                                580              605
Ras Laffan Liquefied Natural Gas Co., Ltd.
  8.294%, 3/15/14                                                           (e)890            1,072
South Carolina Electric & Gas Co.
  5.30%, 5/15/33                                                               265              256
Southern California Edison Co.
  5.00%, 1/15/14                                                               120              123
Texas Eastern Transmission LP
  7.00%, 7/15/32                                                               425              480
TXU Energy Co.
  7.00%, 3/15/13                                                               515              591
Wisconsin Electric Power Co.
  5.625%, 5/15/33                                                              165              167
Wisconsin Energy Corp.
  6.20%, 4/1/33                                                                215              224
---------------------------------------------------------------------------------------------------
                                                                                              9,947
===================================================================================================
  TOTAL FIXED INCOME SECURITIES (COST $614,293)                                             629,772
===================================================================================================

                                                                          SHARES
---------------------------------------------------------------------------------------------------
PREFERRED STOCK (0.6%)
MORTGAGES -- OTHER (0.6%)
Home Ownership Funding Corp.
  13.331% (COST $3,290)                                                   (e)7,150            3,426

                                                                            FACE
                                                                          AMOUNT
                                                                           (000)
---------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (19.4%)
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (12.4%)
American Express Credit Corp.
  1.10%, 5/17/04                                                    $       (h)602              602
Beta Finance, Inc.
  1.08%, 6/16/04                                                          (h)2,810            2,810
Canadian Imperial Bank N.Y.
  1.11%, 8/3/04                                                           (h)1,004            1,004
Chase Credit Card Master Trust
  1.10%, 10/15/04                                                           (h)803              803
CIC N.Y
  1.11%, 7/30/04                                                    $        1,004   $        1,004
CIT Group Holdings
  1.12%, 9/20/04                                                            (h)743              743
Credit Agricole Indosuez S.A., N.Y.
  1.07%, 3/4/05                                                           (h)2,890            2,890
Credit Suisse First Boston, N.Y.
  1.04%, 4/2/04                                                              1,806            1,806
Dresdner Bank, N.Y.
  1.05%, 4/20/04                                                             2,008            2,008
Federal National Mortgage Association
  1.13%, 4/14/04                                                               885              885
Jackson National Life Global Funding
  1.06%, 1/18/05                                                          (h)1,008            1,008
Landesbank Hessen-Thueringen, London
  1.50%, 11/19/04                                                            1,005            1,005
Links Finance LLC
  1.08%, 6/16/04                                                          (h)1,004            1,004
  1.09%, 5/24/04                                                          (h)1,606            1,606
Macquarie Bank Ltd.
  1.18%, 6/24/04                                                            (h)883              883
Natexis Banques Populaires, N.Y.
  1.21%, 12/20/04                                                         (h)1,605            1,605
Nationwide Building Society
  1.12%, 3/31/05                                                          (h)2,328            2,328
Sears Credit Card Account Master
  1.12%, 10/15/04                                                         (h)1,607            1,607
Societe Generale, London
  1.54%, 11/12/04                                                            1,004            1,004
Societe Generale, N.Y.
  1.07%, 3/3/05                                                           (h)1,947            1,947
Target Credit Card Master Trust
  1.12%, 7/26/04                                                          (h)1,586            1,586
UBS Securities LLC
  1.06%, 4/1/04                                                             31,618           31,618
Union Bank of Switzerland, Stamford
  1.13%, 12/20/04                                                            2,007            2,007
Wachovia Bank NA
  1.13%, 11/15/04                                                         (h)2,008            2,008
Westdeutsche Landesbank, N.Y.
  1.09%, 11/29/04                                                         (h)1,967            1,967
---------------------------------------------------------------------------------------------------
                                                                                             67,738
===================================================================================================
DISCOUNT NOTES (3.6%)
Federal Home Loan Bank
  1.00%, 5/26/04                                                            20,000           19,972
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.1%)
J.P. Morgan Securities, Inc.,
  0.97%, dated 3/31/04, due 4/1/04,
  repurchase price $17,170                                               (f)17,170           17,170
---------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.3%)
U.S. Treasury Bills
  0.95%, 7/15/04                                                            (j)300              299
  0.98%, 9/23/04                                                          (j)1,350            1,344
---------------------------------------------------------------------------------------------------
                                                                                              1,643
===================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                             VALUE
                                                                             (000)
----------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $106,520)                      $      106,523
==================================================================================
TOTAL INVESTMENTS (134.9%) (COST $724,103)--
  INCLUDING $120,597 OF SECURITIES LOANED                                  739,721
==================================================================================

                                                                            AMOUNT
                                                                             (000)
---------------------------------------------------------------------------------------------------
OTHER ASSETS (10.2%)
  Receivable for Forward Commitments                                $       43,203
  Due from Broker                                                            5,370
  Interest Receivable                                                        3,644
  Receivable for Investments Sold                                            3,528
  Net Unrealized Appreciation on Foreign
    Currency Exchange Contracts                                                 73
  Other                                                                         16           55,834
---------------------------------------------------------------------------------------------------
LIABILITIES (-45.1%)
  Payable for Forward Commitments                                        (166,089)
  Collateral on Securities Loaned, at Value                               (67,738)
  Payable for Investments Purchased                                        (5,773)
  Net Unrealized Depreciation on Swap
    Agreements                                                             (3,244)
  Interest Payable for Swap Agreements                                     (2,736)
  Bank Overdraft Payable                                                   (1,004)
  Payable for Investment Advisory Fees                                       (514)
  Payable for Administrative Fees                                             (46)
  Payable for Portfolio Shares Redeemed                                       (39)
  Payable for Trustees' Fees and Expenses                                     (24)
  Payable for Custodian Fees                                                  (10)
  Other Liabilities                                                           (19)        (247,236)
---------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                    $      548,319
===================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                      $      532,740
Undistributed (Distributions in Excess of) Net
  Investment Income                                                                           2,355
Accumulated Net Realized Gain (Loss)                                                            723
Unrealized Appreciation (Depreciation) on:
  Investments                                                                                15,618
  Foreign Currency Exchange Contracts and Translations                                           73
  Futures Contracts                                                                              54
  Swap Agreements                                                                           (3,244)
---------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $      548,319
===================================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                                           $      546,889
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 47,064,895 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                 $        11.62
===================================================================================================
ADVISER CLASS:
NET ASSETS                                                                           $        1,430
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 123,135 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                 $        11.61
===================================================================================================

(c)     All or a portion of security on loan at March 31, 2004.
(e)     144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(g) Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2004. Maturity date disclosed is the ultimate maturity date.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2004.
(i)     Security is subject to delayed delivery.
(j) All or a portion of the security was pledged to cover margin requirements for futures contracts.
@       Value/Face Amount is less than $500.
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2004.
IO      Interest Only
PAC     Planned Amortization Class
PO      Principal Only
REMIC   Real Estate Mortgage Investment Conduit
TBA     To be announced

================================================================================
FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                               NET
  CURRENCY                                      IN                          UNREALIZED
     TO                                      EXCHANGE                      APPRECIATION
  DELIVER        VALUE       SETTLEMENT        FOR            VALUE       (DEPRECIATION)
   (000)         (000)           DATE         (000)          (000)            (000)
-----------------------------------------------------------------------------------------
EUR      960   $    1,182      4/26/04     US$     1,217   $    1,217       $     35
EUR      771          949      4/26/04     US$       977          977             28
US$    1,174        1,174      4/26/04     EUR       960        1,182              8
US$      947          947      4/26/04     EUR       771          949              2
               ----------                                  ----------       --------
               $    4,252                                  $    4,325       $     73
               ==========                                  ==========       ========
=========================================================================================

EUR -- Euro
US$ -- U.S. Dollar

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

INVESTMENT GRADE FIXED INCOME PORTFOLIO

================================================================================
FUTURES CONTRACTS:
  The Portfolio had the following futures contract(s) open at period end:

                                                                   NET
                                                                UNREALIZED
                        NUMBER                                 APPRECIATION
                          OF          VALUE      EXPIRATION   (DEPRECIATION)
                      CONTRACTS       (000)         DATE           (000)
-----------------------------------------------------------------------------
LONG:
     U.S. Treasury
       10 yr. Note          569     $   65,666    Jun - 04      $   1,013
     U.S. Treasury
         Long Bond           35          3,992    Jun - 04             72
SHORT:
     U.S. Treasury
        2 yr. Note           16          3,443    Jun - 04            (12)
     U.S. Treasury
        5 yr. Note          569         64,617    Jun - 04         (1,019)
                                                                ---------
                                                                $      54
                                                                =========
=============================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS

U.S. CORE FIXED INCOME PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (109.3%)
AGENCY ADJUSTABLE RATE MORTGAGES (1.3%)
Government National Mortgage Association,
 Adjustable Rate Mortgages:
  4.375%, 2/20/25-1/20/28                                           $        2,086   $        2,123
  4.625%, 10/20/27-12/20/27                                                     94               97
  4.75%, 8/20/25-9/20/27                                                       580              593
---------------------------------------------------------------------------------------------------
                                                                                              2,813
===================================================================================================
AGENCY FIXED RATE MORTGAGES (57.1%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
  10.00%, 10/1/12-11/1/20                                                      123              138
  11.50%, 8/1/19                                                                63               73
 Gold Pools:
  6.50%, 1/1/28-11/1/33                                                     13,518           14,215
  7.50%, 1/1/30-6/1/32                                                       2,221            2,391
  8.00%, 10/1/29-10/1/31                                                     1,578            1,708
  8.50%, 3/1/30-7/1/31                                                         756              818
  10.00%, 6/1/17-3/1/21                                                        212              237
  12.00%, 11/1/19                                                               11               12
 April TBA
  6.00%, 4/1/34                                                          (i)10,000           10,394
 May TBA
  5.00%, 5/1/19                                                           (i)2,500            2,566
Federal National Mortgage Association,
 Conventional Pools:
  6.50%, 7/1/29-1/2/33                                                      18,494           19,437
  7.00%, 2/1/26-5/1/33                                                      10,732           11,393
  7.50%, 9/1/16-7/1/32                                                       7,764            8,324
  8.00%, 4/1/25-8/1/32                                                       7,314            7,919
  8.50%, 5/1/23-9/1/32                                                       5,826            6,318
  9.00%, 4/1/26                                                              1,265            1,413
  9.50%, 2/1/20-8/1/21                                                         331              371
  10.00%, 8/1/18-2/1/25                                                        103              118
  10.50%, 11/1/10-10/1/18                                                      127              144
  11.00%, 9/1/19-9/1/20                                                        193              220
  11.50%, 11/1/19                                                              137              156
 April TBA
  5.00%, 4/1/19                                                           (i)3,425            3,521
  5.50%, 4/1/19-5/1/34                                                    (i)7,400            7,664
  6.50%, 4/1/34                                                           (i)8,750            9,193
 May TBA
  4.50%, 5/1/19                                                           (i)3,950            3,988
  5.50%, 5/1/34                                                           (i)7,200            7,358
Government National Mortgage Association,
 Various Pools:
  9.00%, 11/15/17                                                               81               91
  9.50%, 12/15/17-12/15/21                                                     619              694
  10.00%, 9/15/18-4/15/25                                                      537              608
  10.50%, 2/15/13-2/15/25                                                    1,094            1,252
  11.00%, 12/15/09-7/15/20                                                     107              123
  11.50%, 4/15/13-8/15/13                                                      150              173
  12.00%, 12/15/12-3/15/14                                                      14               16
---------------------------------------------------------------------------------------------------
                                                                                            123,046
===================================================================================================
ASSET BACKED CORPORATES (4.3%)
Centex Home Equity Corp.
  1.833%, 9/25/19                                                   $     (g)1,100   $        1,101
Chase Credit Card Master Trust
  5.50%, 11/17/08                                                              865              934
Citibank Credit Card Issuance Trust
  6.875%, 11/16/09                                                        (c)1,240            1,418
  7.45%, 9/15/07                                                               705              761
Harley-Davidson Eaglemark Motorcycle Trust
  1.91%, 4/15/07                                                               397              398
Honda Auto Receivables Owner Trust
  1.66%, 6/15/05                                                               521              522
Lehman ABS Manufactured Housing Contract
  3.01%, 3/15/10                                                                99               97
MBNA Master Credit Card Trust
  7.80%, 10/15/12                                                            1,480            1,821
Nissan Auto Receivables Owner Trust
  4.80%, 2/15/07                                                               613              624
Wells Fargo Financial Auto Owner Trust
  1.47%, 3/15/07                                                             1,100            1,101
Whole Auto Loan Trust
  1.88%, 6/15/05                                                               581              582
---------------------------------------------------------------------------------------------------
                                                                                              9,359
===================================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (1.9%)
Federal Home Loan Mortgage Corporation
  Inv Fl IO
  1.50%, 6/17/27                                                               237                7
  7.46%, 10/15/29                                                              335               24
  8.01%, 4/15/25                                                                22              @--
  23.88%, 3/15/24                                                              298               86
  IO
  5.00%, 12/15/16                                                            2,577              239
  6.00%, 5/1/31                                                              2,022              262
  6.50%, 4/1/28-5/15/33                                                      3,759              548
  8.00%, 1/1/28-8/1/31                                                         230               37
Federal National Mortgage Association
  Inv Fl IO
  6.46%, 2/17/31                                                               902               95
  7.01%, 12/25/29                                                              699               38
  7.11%, 10/25/28                                                            1,595              134
  IO
  6.00%, 8/25/32-7/25/33                                                     6,342              850
  6.50%, 2/25/33-5/25/33                                                     5,232              776
  7.00%, 4/25/33                                                             2,265              326
  8.00%, 4/1/24-8/1/31                                                       1,883              301
  9.00%, 11/1/26                                                                98               13
  IO PAC
  8.00%, 8/18/27                                                                96               15
Government National Mortgage Association
  Inv Fl IO
  6.49%, 9/16/31                                                               388               33
  6.856%, 12/16/25                                                           1,406              145
  6.875%, 9/16/27                                                              622               64
  7.41%, 9/20/30                                                               369               37

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

U.S. CORE FIXED INCOME PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (CONT'D)
  7.51%, 8/16/29                                                    $        1,456   $          161
---------------------------------------------------------------------------------------------------
                                                                                              4,191
===================================================================================================
FEDERAL AGENCY (1.4%)
Federal Home Loan Mortgage Corporation
  5.125%, 11/7/13                                                         (c)3,000            3,066
---------------------------------------------------------------------------------------------------
FINANCE (8.5%)
AIG SunAmerica Global Financing VI
  6.30%, 5/10/11                                                            (e)965            1,091
American General Finance Corp.
  4.625%, 9/1/10                                                               465              485
AXA Financial, Inc.
  6.50%, 4/1/08                                                                105              119
Bank of New York Co., Inc. (The)
  5.20%, 7/1/07                                                                165              180
Bank One Corp.
  6.00%, 2/17/09                                                               730              817
CIT Group, Inc.
  2.875%, 9/29/06                                                           (c)340              345
Citicorp
  6.375%, 11/15/08                                                             380              428
Citigroup, Inc.
  5.625%, 8/27/12                                                           (c)525              575
  5.75%, 5/10/06                                                                90               97
Countrywide Home Loans, Inc.
  3.25%, 5/21/08                                                               385              386
EOP Operating LP
  7.50%, 4/19/29                                                               425              493
Equitable Life Assurance Society U.S.A.
  6.95%, 12/1/05                                                            (e)860              932
Farmers Exchange Capital
  7.05%, 7/15/28                                                            (e)165              168
Farmers Insurance Exchange
  8.625%, 5/1/24                                                            (e)475              561
FleetBoston Financial Corp.
  7.25%, 9/15/05                                                               405              437
General Electric Capital Corp.
  4.25%, 12/1/10                                                               230              236
  6.75%, 3/15/32                                                               465              539
Goldman Sachs Group, Inc.
  6.875%, 1/15/11                                                              700              814
Hartford Financial Services Group, Inc.
  2.375%, 6/1/06                                                               360              362
Household Finance Corp.
  4.125%, 12/15/08                                                             100              103
  5.875%, 2/1/09                                                               270              300
  6.375%, 10/15/11                                                             185              210
  6.75%, 5/15/11                                                               235              272
J.P. Morgan Chase & Co.
  6.00%, 2/15/09                                                            (c)635              707
John Hancock Financial Services, Inc.
  5.625%, 12/1/08                                                              295              324
Mantis Reef Ltd.
  4.692%, 11/14/08                                                          (e)200              206
MBNA Corp.
  6.125%, 3/1/13                                                    $       (c)475   $          528
Nationwide Mutual Insurance Co.
  7.50%, 2/15/24                                                            (e)755              782
  8.25%, 12/1/31                                                            (e)225              286
Prime Property Funding II
  7.00%, 8/15/04                                                            (e)400              408
Prudential Holdings LLC
  7.245%, 12/18/23                                                     (c)(e)1,350            1,598
Rouse Co. (The)
  3.625%, 3/15/09                                                               95               94
  5.375%, 11/26/13                                                              90               93
SLM Corp.
  5.00%, 10/1/13                                                            (c)490              505
U.S. Bank N.A.
  2.85%, 11/15/06                                                              455              466
Vornado Realty Trust
  5.625%, 6/15/07                                                              280              305
Wachovia Corp.
  4.95%, 11/1/06                                                            (c)760              813
Washington Mutual, Inc.
  8.25%, 4/1/10                                                                240              294
World Financial Properties
  6.95%, 9/1/13                                                             (e)773              878
---------------------------------------------------------------------------------------------------
                                                                                             18,237
===================================================================================================
INDUSTRIALS (10.8%)
Aetna, Inc.
  7.875%, 3/1/11                                                               510              621
Albertson's, Inc.
  7.50%, 2/15/11                                                               175              206
Altria Group, Inc.
  7.00%, 11/4/13                                                               200              221
  7.75%, 1/15/27                                                               155              173
Amerada Hess Corp.
  6.65%, 8/15/11                                                               310              343
America West Airlines, Inc.
  7.10%, 4/2/21                                                                649              715
Anthem Insurance Cos., Inc.
  9.125%, 4/1/10                                                            (e)200              258
AT&T Corp.
  8.75%, 11/15/31                                                              280              331
AT&T Wireless Services, Inc.
  8.75%, 3/1/31                                                                145              189
Cendant Corp.
  7.375%, 1/15/13                                                              100              118
Centex Corp.
  7.875%, 2/1/11                                                               295              355
Clear Channel Communications, Inc.
  7.65%, 9/15/10                                                               160              190
Comcast Corp.
  6.50%, 1/15/15                                                               555              615
Conoco, Inc.
  6.95%, 4/15/29                                                               400              468

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

U.S. CORE FIXED INCOME PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Constellation Energy Group, Inc.
  7.60%, 4/1/32                                                     $          160   $          192
Continental Airlines, Inc.
  6.545%, 2/2/19                                                            (c)363              358
  7.461%, 4/1/15                                                               100               97
Cooper Industries, Inc.
  5.25%, 7/1/07                                                                405              438
CVS Corp.
  5.789%, 1/10/26                                                           (e)259              269
  6.204%, 10/10/25                                                          (e)144              153
DaimlerChrysler N.A. Holding Corp.
  7.20%, 9/1/09                                                                215              245
  7.30%, 1/15/12                                                            (c)530              612
Deutsche Telekom International Finance BV
  8.75%, 6/15/30                                                               320              421
Electronic Data Systems Corp.
  6.00%, 8/1/13                                                                 85               83
  7.125%, 10/15/09                                                          (c)170              182
Federated Department Stores, Inc.
  6.625%, 9/1/08                                                               120              136
  6.90%, 4/1/29                                                             (c)330              368
FedEx Corp.
  2.65%, 4/1/07                                                             (e)215              215
Ford Motor Co.
  6.625%, 10/1/28                                                              485              447
Ford Motor Credit Corp.
  7.25%, 10/25/11                                                           (c)750              813
France Telecom S.A.
  9.50%, 3/1/31                                                                155              210
General Motors Acceptance Corp.
  4.50%, 7/15/06                                                            (c)275              284
  6.875%, 9/15/11                                                              520              565
  8.00%, 11/1/31                                                               405              450
GTE Corp.
  6.94%, 4/15/28                                                               725              790
Honeywell International, Inc.
  6.125%, 11/1/11                                                           (c)250              281
Hutchison Whampoa International Ltd.
  6.50%, 2/13/13                                                            (e)340              363
Hyatt Equities LLC
  6.875%, 6/15/07                                                           (e)280              304
ICI Wilmington, Inc.
  4.375%, 12/1/08                                                              235              241
Inco Ltd.
  7.75%, 5/15/12                                                               130              157
International Paper Co.
  4.25%, 1/15/09                                                               195              200
Kerr-McGee Corp.
  5.875%, 9/15/06                                                              115              124
Kraft Foods, Inc.
  6.25%, 6/1/12                                                                255              286
Kroger Co.
  7.50%, 4/1/31                                                             (c)140              166
Lockheed Martin Corp.
  8.50%, 12/1/29                                                    $          135   $          182
Lowe's Cos., Inc.
  6.50%, 3/15/29                                                               190              215
  6.875%, 2/15/28                                                           (c)110              128
Marathon Oil Corp.
  6.80%, 3/15/32                                                               155              175
Marriott International, Inc.
  7.00%, 1/15/08                                                            (c)740              847
May Department Stores Co. (The)
  6.70%, 9/15/28                                                               900              990
Miller Brewing Co.
  4.25%, 8/15/08                                                            (e)245              254
Mohawk Industries, Inc.
  7.20%, 4/15/12                                                               170              198
News America Holdings, Inc.
  7.75%, 2/1/24                                                                440              522
Nexen, Inc.
  5.05%, 11/20/13                                                              100              102
Pemex Project Funding Master Trust
  7.375%, 12/15/14                                                           1,045            1,168
Petro Canada
  5.35%, 7/15/33                                                               180              167
Pulte Homes, Inc.
  6.375%, 5/15/33                                                              250              250
Raytheon Co.
  8.30%, 3/1/10                                                                145              178
Schering-Plough Corp.
  5.30%, 12/1/13                                                               200              209
Sealed Air Corp.
  5.625%, 7/15/13                                                           (e)195              205
Southwest Airlines Co.
  5.496%, 11/1/06                                                              325              349
Sprint Capital Corp.
  8.75%, 3/15/32                                                                80              101
Telecom Italia Capital S.A.
  4.00%, 11/15/08                                                           (e)115              118
Time Warner, Inc.
  7.625%, 4/15/31                                                              260              305
  7.70%, 5/1/32                                                                275              326
Union Pacific Corp.
  3.625%, 6/1/10                                                            (c)305              302
Waste Management, Inc.
  6.875%, 5/15/09                                                              425              486
Wellpoint Health Networks, Inc.
  6.375%, 6/15/06                                                              380              414
Weyerhaeuser Co.
  6.00%, 8/1/06                                                                175              189
  6.75%, 3/15/12                                                               525              594
---------------------------------------------------------------------------------------------------
                                                                                             23,227
===================================================================================================
MORTGAGES -- OTHER (0.0%)
Gemsco Mortgage Pass Through Certificate
  8.701%, 11/25/10                                                              29               29
---------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

U.S. CORE FIXED INCOME PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
SOVEREIGN (0.4%)
United Mexican States
  8.30%, 8/15/31                                                    $          700   $          824
---------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (22.2%)
U.S. Treasury Bond
  6.125%, 8/15/29                                                         (c)2,550            3,024
U.S. Treasury Note
  3.875%, 2/15/13                                                         (c)6,150            6,235
U.S. Treasury Strips
  IO
  4.567%, 2/15/17                                                            2,000            1,105
  4.611%, 5/15/16                                                            1,000              579
  4.899%, 2/15/19                                                            2,750            1,339
  4.983%, 2/15/20                                                         (c)6,075            2,774
  5.002%, 11/15/19                                                        (c)1,150              534
  5.003%, 5/15/20                                                        (c)17,325            7,790
  5.036%, 8/15/20                                                         (c)2,000              885
  5.071%, 2/15/21                                                         (c)2,000              858
  5.086%, 2/15/22                                                         (c)1,000              403
  5.089%, 5/15/21                                                        (c)30,605           12,900
  5.109%, 11/15/22                                                        (c)2,200              849
  5.11%, 11/15/21                                                         (c)5,425            2,218
  5.12%, 8/15/22                                                          (c)5,900            2,310
  5.147%, 2/15/23                                                         (c)2,500              949
  5.157%, 11/15/23                                                        (c)2,750            1,002
  PO
  11/15/21                                                                   4,925            2,028
---------------------------------------------------------------------------------------------------
                                                                                             47,782
===================================================================================================
UTILITIES (1.4%)
Carolina Power & Light Co.
  5.125%, 9/15/13                                                              305              319
Columbus Southern Power Co.
  6.60%, 3/1/33                                                                250              278
Detroit Edison Co.
  6.125%, 10/1/10                                                              100              112
  6.35%, 10/15/32                                                               75               82
Duke Energy Corp.
  4.50%, 4/1/10                                                                335              348
Entergy Gulf States, Inc.
  3.60%, 6/1/08                                                                200              200
Exelon Corp.
  6.75%, 5/1/11                                                                175              200
Ohio Power Co.
  6.60%, 2/15/33                                                               105              117
Pacific Gas & Electric Co.
  6.05%, 3/1/34                                                                285              290
Panhandle Eastern Pipe Line Co.
  2.75%, 3/15/07                                                             (e)65               65
Public Service Electric & Gas Co.
  5.00%, 1/1/13                                                                345              360
South Carolina Electric & Gas Co.
  5.30%, 5/15/33                                                               170              164
Southern California Edison Co.
  5.00%, 1/15/14                                                                75               77
TXU Energy Co.
  7.00%, 3/15/13                                                    $          175   $          201
Wisconsin Electric Power Co.
  5.625%, 5/15/33                                                              105              106
Wisconsin Energy Corp.
  6.20%, 4/1/33                                                                130              135
---------------------------------------------------------------------------------------------------
                                                                                              3,054
===================================================================================================
  TOTAL FIXED INCOME SECURITIES ($231,344)                                                  235,628
===================================================================================================

                                                                            SHARES
---------------------------------------------------------------------------------------------------
PREFERRED STOCK (0.7%)
MORTGAGES -- OTHER
Home Ownership Funding Corp.
  13.331% (COST $1,365)                                                   (e)2,975            1,426
---------------------------------------------------------------------------------------------------

                                                                              FACE
                                                                            AMOUNT
                                                                             (000)
---------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (24.4%)
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (13.8%)
American Express Credit Corp.
  1.10%, 5/17/04                                                    $       (h)265              265
Beta Finance, Inc.
  1.08%, 6/16/04                                                          (h)1,235            1,235
Canadian Imperial Bank N.Y.
  1.11%, 8/3/04                                                             (h)441              441
Chase Credit Card Master Trust
  1.10%, 4/15/04                                                            (h)353              353
CIC N.Y.
  1.11%, 7/30/04                                                               441              441
CIT Group Holdings
  1.12%, 9/20/04                                                            (h)327              327
Credit Agricole Indosuez S.A., N.Y.
  1.07%, 3/4/05                                                           (h)1,270            1,270
Credit Suisse First Boston, N.Y.
  1.04%, 4/2/04                                                                794              794
Dresdner Bank, N.Y.
  1.05%, 4/20/04                                                               883              883
Federal National Mortgage Association
  1.13%, 4/14/04                                                               389              389
Jackson National Life Global Funding
  1.06%, 1/18/05                                                            (h)443              443
Landesbank Hessen-Thueringen, London
  1.50%, 11/19/04                                                              442              442
Links Finance LLC
  1.08%, 6/16/04                                                            (h)441              441
  1.09%, 5/24/04                                                            (h)706              706
Macquarie Bank Ltd.
  1.18%, 6/24/04                                                            (h)388              388
Natexis Banques Populaires, N.Y.
  1.21%, 12/20/04                                                           (h)705              705
Nationwide Building Society
  1.12%, 3/31/05                                                          (h)1,023            1,023
Sears Credit Card Account Master
  1.12%, 10/15/04                                                           (h)706              706

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

U.S. CORE FIXED INCOME PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (CONT'D)
Societe Generale, London
  1.54%, 11/12/04                                                   $          441   $          441
Societe Generale, N.Y.
  1.07%, 3/3/05                                                             (h)856              856
Target Credit Card Master Trust
  1.12%, 7/26/04                                                            (h)697              697
UBS Securities LLC
  1.06%, 4/1/04                                                             13,896           13,896
Union Bank of Switzerland, Stamford
  1.13%, 12/20/04                                                              882              882
Wachovia Bank NA
  1.13%, 11/15/04                                                           (h)883              883
Westdeutsche Landesbank, N.Y.
  1.09%, 11/29/04                                                           (h)864              864
---------------------------------------------------------------------------------------------------
                                                                                             29,771
===================================================================================================
DISCOUNT NOTES (6.5%)
Federal National Mortgage Association
  0.90%, 4/21/04                                                             8,000            7,996
  0.96%, 6/2/04                                                              6,000            5,990
---------------------------------------------------------------------------------------------------
                                                                                             13,986
===================================================================================================
REPURCHASE AGREEMENT (3.5%)
J.P. Morgan Securities, Inc.,
  0.97%, dated 3/31/04, due 4/1/04,
  repurchase price $7,489                                                 (f)7,489            7,489
---------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.6%)
U.S. Treasury Bills
  0.95%, 7/15/04                                                          (j)1,300            1,296
---------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS ($52,542)                                                     52,542
===================================================================================================
TOTAL INVESTMENTS (134.4%) (COST $285,251) --
  INCLUDING $44,950 OF SECURITIES LOANED                                                    289,596
===================================================================================================

                                                                            AMOUNT           AMOUNT
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
OTHER ASSETS (11.4%)
  Cash                                                              $        1,375
  Receivable for Forward Commitments                                        19,462
  Due from Broker                                                            1,766
  Interest Receivable                                                        1,462
  Receivable for Investments Sold                                              597
  Other                                                                          9   $       24,671
---------------------------------------------------------------------------------------------------
LIABILITIES (-45.8%)
  Payable for Forward Commitments                                         (63,985)
  Collateral on Securities Loaned, at Value                               (29,771)
  Payable for Investments Purchased                                        (2,715)
  Interest Payable for Swap Agreements                                     (1,129)
  Net Unrealized Depreciation on Swap Agreements                             (911)
  Payable for Investment Advisory Fees                                       (211)
  Payable for Administrative Fees                                             (21)
  Payable for Trustees' Fees and Expenses                                      (9)
  Payable for Custodian Fees                                                   (7)
  Payable for Distribution Fees -- Adviser Class                               (2)
  Other Liabilities                                                           (21)         (98,782)
---------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                    $      215,485
===================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                      $      208,924
Undistributed (Distributions in Excess of) Net
  Investment Income                                                                             320
Accumulated Net Realized Gain (Loss)                                                          2,519
Unrealized Appreciation (Depreciation) on:
  Investments                                                                                 4,345
  Futures Contracts                                                                             288
  Swap Agreements                                                                             (911)
---------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $      215,485
===================================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                                           $      206,244
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 18,229,423 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                 $        11.31
===================================================================================================
ADVISER CLASS:
NET ASSETS                                                                           $        9,241
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 820,667 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                 $        11.26
===================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

U.S. CORE FIXED INCOME PORTFOLIO

(c)     All or a portion of security on loan at March 31, 2004.
(e)     144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(g) Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2004. Maturity date disclosed is the ultimate maturity date.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2004.
(i)     Security is subject to delayed delivery.
(j) All or a portion of the security was pledged to cover margin requirements for futures contracts.
@       Value/Face Amount is less than $500.
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2004.
IO      Interest Only
PAC     Planned Amortization Class
PO      Principal Only
TBA     To be announced

================================================================================
FUTURES CONTRACTS:
  The Portfolio had the following futures contract(s) open at period end:

                                                                    NET
                                                                UNREALIZED
                       NUMBER                                  APPRECIATION
                         OF          VALUE       EXPIRATION   (DEPRECIATION)
                      CONTRACTS      (000)          DATE          (000)
----------------------------------------------------------------------------
LONG:
    U.S. Treasury
      10 yr. Note       333        $    38,430    Jun - 04       $   613

    U.S. Treasury
        Long Bond       132             15,056    Jun - 04           355
SHORT:
    U.S. Treasury
       2 yr. Note         3                645    Jun - 04            (2)

    U.S. Treasury
       5 yr. Note       366             41,564    Jun - 04          (678)
                                                                 -------
                                                                 $   288
                                                                 =======
============================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS

CASH RESERVES PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (78.0%)
ASSET BACKED -- AUTO (12.1%)
New Center Asset Trust
  1.05%, 4/2/04                                                     $        4,000   $        4,000
---------------------------------------------------------------------------------------------------
ASSET BACKED -- CONSUMER (15.1%)
Old Line Funding Corp.
  1.03%, 4/7/04                                                           (e)3,560            3,559
  1.03%, 5/3/04                                                           (e)1,465            1,464
---------------------------------------------------------------------------------------------------
                                                                                              5,023
===================================================================================================
ASSET BACKED -- CORPORATE (18.1%)
Asset Securitization Co-op Corp.
  1.05%, 4/20/04                                                          (e)2,000            1,999
  1.05%, 4/28/04                                                          (e)2,000            1,998
Moat Funding LLC
  1.04%, 5/27/04                                                          (e)2,000            1,997
---------------------------------------------------------------------------------------------------
                                                                                              5,994
===================================================================================================
BANKING (6.0%)
Northern Trust Corp.
  1.03%, 4/14/04                                                             2,000            1,999
---------------------------------------------------------------------------------------------------
INTEGRATED OIL (9.0%)
Shell Finance (UK) plc
  1.04%, 6/3/04                                                              3,000            2,994
---------------------------------------------------------------------------------------------------
INTERNATIONAL BANKS (14.1%)
ING US Funding LLC
  1.03%, 5/18/04                                                             4,700            4,694
---------------------------------------------------------------------------------------------------
INVESTMENT BANK / BROKER (3.6%)
Goldman Sachs Group, Inc. (The)
  1.05%, 4/2/04                                                              1,200            1,200
===================================================================================================
  TOTAL COMMERCIAL PAPER (COST $25,904)                                                      25,904
===================================================================================================
CERTIFICATES OF DEPOSIT (9.0%)
INTERNATIONAL BANKS (9.0%)
Deutsche Bank AG
  1.10%, 8/30/04 (COST $3,000)                                               3,000            3,000
===================================================================================================
REPURCHASE AGREEMENT (13.0%)
UBS Securities LLC, 1.06%, dated 3/31/04, due
  4/1/04 repurchase price $4,300 (COST $4,300)                            (f)4,300            4,300
===================================================================================================
TOTAL INVESTMENTS (100.0%) (COST $33,204)                                                    33,204
===================================================================================================

                                                                            AMOUNT           AMOUNT
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
OTHER ASSETS (0.3%)
  Cash                                                              $           94
  Interest Receivable                                                            3
  Other                                                                          2   $           99
---------------------------------------------------------------------------------------------------
LIABILITIES (-0.3%)
  Payable for Investment Advisory Fees                                        (52)
  Dividends Payable                                                           (20)
  Payable for Administrative Fees                                             (11)
  Payable for Trustees' Fees and Expenses                                      (4)
  Payable for Custodian Fees                                                   (3)
  Payable for Shareholder Servicing Fees --
    Investment Class                                                           (2)
  Other Liabilities                                                            (9)            (101)
---------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                    $       33,202
===================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                      $       33,193
Undistributed (Distributions in Excess of) Net
  Investment Income                                                                              14
Accumulated Net Realized Gain (Loss)                                                            (5)
===================================================================================================
NET ASSETS                                                                           $       33,202
===================================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                                           $       22,186
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 22,177,634 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                 $         1.00
===================================================================================================
INVESTMENT CLASS:
NET ASSETS                                                                           $       11,016
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 11,016,215 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                 $         1.00
===================================================================================================

(e)  144A security -- certain conditions for public sale may exist
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS

HIGH YIELD PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (93.4%)
AEROSPACE (0.4%)
Dunlop Standard Aerospace Holdings plc
  11.875%, 5/15/09                                                $         (e)995   $        1,065
---------------------------------------------------------------------------------------------------
BROADCASTING (2.0%)
Granite Broadcasting Corp.
  9.75%, 12/1/10                                                          (e)1,180            1,145
Interep National Radio Sales, Inc.
  10.00%, 7/1/08                                                             1,290            1,169
Salem Communications Holding Corp.
  9.00%, 7/1/11                                                                650              712
TV Azteca S.A. de C.V
  10.50%, 2/15/07                                                         (c)2,775            2,872
---------------------------------------------------------------------------------------------------
                                                                                              5,898
===================================================================================================
CABLE (5.3%)
Avalon Cable Holding Finance, Inc.
  11.875%, 12/1/08                                                          (g)447              474
Cablevision Systems Corp.
  5.66%, 4/1/09                                                          (e)(h)820              823
Charter Communications Holdings LLC
  0.00%, 1/15/11                                                          (g)1,765            1,271
  9.625%, 11/15/09                                                             825              701
  10.25%, 1/15/10                                                           (c)840              716
  10.75%, 10/1/09                                                              900              792
CSC Holdings, Inc.
  10.50%, 5/15/16                                                           (c)495              574
DirecTV Holdings LLC
  8.375%, 3/15/13                                                            2,159            2,472
Echostar DBS Corp.
  6.375%, 10/1/11                                                         (e)1,865            1,991
Pegasus Communications Corp.
  9.75%, 12/1/06                                                            (c)930              824
  12.50%, 8/1/07                                                            (c)650              575
Pegasus Satellite Communication, Inc.
  13.50%, 3/1/07                                                            (g)120               90
Renaissance Media Group LLC
  10.00%, 4/15/08                                                           (g)710              735
Satelites Mexicanos S.A. de C.V
  10.125%, 11/1/04                                                     (b)(c)2,170              814
Telenet Communications N.V
  9.00%, 12/15/13                                                 EUR     (e)1,255            1,572
Telenet Group Holding N.V
  0.00%, 6/15/14                                                  $ (c)(e)(g)1,265              778
---------------------------------------------------------------------------------------------------
                                                                                             15,202
===================================================================================================
CHEMICALS (7.3%)
Avecia Group plc
  11.00%, 7/1/09                                                          (c)1,730            1,479
Equistar Chemicals LP
  10.125%, 9/1/08                                                         (c)1,650            1,782
  10.625%, 5/1/11                                                         (c)1,120            1,212
FMC Corp.
  10.25%, 11/1/09                                                            1,100            1,298
Huntsman Advanced Materials LLC
  11.00%, 7/15/10                                                 $      (c)(e)825   $          936
Huntsman International LLC
  10.125%, 7/1/09                                                 EUR        1,300            1,542
  10.125%, 7/1/09                                                 $       (c)1,425            1,457
ISP Holdings, Inc.
  10.625%, 12/15/09                                                          1,300            1,450
Koppers, Inc.
  9.875%, 10/15/13                                                          (e)575              635
Millennium America, Inc.
  7.00%, 11/15/06                                                            1,475            1,508
Nalco Co.
  7.75%, 11/15/11                                                         (e)2,170            2,279
Nalco Finance Holdings, Inc.
  0.00%, 2/1/14                                                     (c)(e)(g)2,050            1,230
Rhodia S.A.
  8.875%, 6/1/11                                                       (c)(e)2,105            1,768
Rockwood Specialties Group, Inc.
  10.625%, 5/15/11                                                           1,320            1,465
Westlake Chemical Corp.
  8.75%, 7/15/11                                                               905            1,005
---------------------------------------------------------------------------------------------------
                                                                                             21,046
===================================================================================================
CONSUMER PRODUCTS (2.0%)
Oxford Industries, Inc.
  8.875%, 6/1/11                                                            (e)955            1,031
Prestige Brands, Inc.
  9.25%, 4/5/12                                                              1,245            1,245
Rayovac Corp.
  8.50%, 10/1/13                                                             1,270            1,375
Safilo Capital International S.A.
  9.625%, 5/15/13                                                 EUR     (e)1,875            2,004
---------------------------------------------------------------------------------------------------
                                                                                              5,655
===================================================================================================
DIVERSIFIED MEDIA (7.2%)
Advanstar Communications, Inc.
  8.62%, 8/15/08                                                  $       (h)2,125            2,244
  10.75%, 8/15/10                                                           (c)545              602
  12.00%, 2/15/11                                                              525              560
Alliance Atlantis Communications, Inc.
  13.00%, 12/15/09                                                           1,970            2,216
Cinemark USA, Inc.
  0.00%, 3/15/14                                                          (g)1,980            1,238
Dex Media East LLC/Dex Media East Finance Co.
  12.125%, 11/15/12                                                    (c)(e)1,390            1,630
Dex Media West LLC/Dex Media Finance Co.
  9.875%, 8/15/13                                                           (e)690              769
Dex Media, Inc.
  0.00%, 11/15/13                                                   (c)(e)(g)2,700            1,741
Hollinger Participation Trust PIK
  12.125%, 11/15/10                                                       (e)2,437            2,823
Muzak Finance Corp.
  9.875%, 3/15/09                                                         (c)1,930            1,870
Nebraska Book Co.
  8.625%, 3/15/12                                                         (e)1,335            1,382

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

HIGH YIELD PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
DIVERSIFIED MEDIA (CONT'D)
PEI Holdings, Inc.
  11.00%, 3/15/10                                                   $          855   $          992
Primedia, Inc.
  8.875%, 5/15/11                                                         (c)1,375            1,416
Vivendi Universal S.A.
  6.25%, 7/15/08                                                               475              515
  9.25%, 4/15/10                                                            (e)790              948
---------------------------------------------------------------------------------------------------
                                                                                             20,946
===================================================================================================
ENERGY (8.0%)
BRL Universal Equipment LP
  8.875%, 2/15/08                                                            2,580            2,799
Chesapeake Energy Corp.
  7.50%, 9/15/13                                                          (c)2,550            2,830
Citgo Petroleum Corp.
  11.375%, 2/1/11                                                              905            1,061
El Paso Production Holding Co.
  7.75%, 6/1/13                                                              2,765            2,578
GulfTerra Energy Partners LP
  8.50%, 6/1/10                                                              1,249            1,449
  10.625%, 12/1/12                                                             603              760
Hanover Compressor Co.
  8.625%, 12/15/10                                                          (c)280              302
Hanover Equipment Trust
  8.50%, 9/1/08                                                           (c)2,370            2,548
Hilcorp Energy I LP / Hilcorp Finance Co.
  10.50%, 9/1/10                                                          (e)2,295            2,559
Husky Oil Co.
  8.90%, 8/15/28                                                          (h)1,145            1,355
Magnum Hunter Resources, Inc.
  9.60%, 3/15/12                                                             1,160            1,302
MSW Energy Holdings LLC/MSW Energy
Finance Co., Inc.
  7.375%, 9/1/10                                                          (e)1,730            1,834
  8.50%, 9/1/10                                                                360              396
Tesoro Petroleum Corp.
  9.625%, 4/1/12                                                          (c)1,090            1,221
---------------------------------------------------------------------------------------------------
                                                                                             22,994
===================================================================================================
FINANCIAL (0.5%)
iStar Financial, Inc.
  8.75%, 8/15/08                                                          (c)1,343            1,565
---------------------------------------------------------------------------------------------------
FOOD & DRUG (0.5%)
CA FM Lease Trust
  8.50%, 7/15/17                                                          (e)1,338            1,536
---------------------------------------------------------------------------------------------------
FOOD & TOBACCO (2.9%)
Michael Foods, Inc.
  8.00%, 11/15/13                                                      (c)(e)1,455            1,550
Pilgrim's Pride Corp.
  9.625%, 9/15/11                                                         (c)1,800            1,948
PPC Escrow Corp.
  9.25%, 11/15/13                                                         (e)1,110            1,166
Smithfield Foods, Inc.
  7.625%, 2/15/08                                                         (c)1,025            1,112
  8.00%, 10/15/09                                                       $ (c)1,490   $        1,673
Standard Commercial Corp.
  8.00%, 4/15/12                                                            (e)865              897
---------------------------------------------------------------------------------------------------
                                                                                              8,346
===================================================================================================
FOREST PRODUCTS (7.1%)
Abitibi-Consolidated, Inc.
  6.00%, 6/20/13                                                             1,585            1,488
Georgia Pacific Corp.
  8.875%, 2/1/10                                                             2,750            3,224
Graphic Packaging International Corp.
  9.50%, 8/15/13                                                             1,365            1,549
JSG Funding plc
  10.125%, 10/1/12                                                  EUR      2,350            3,271
Norampac, Inc.
  6.75%, 6/1/13                                                     $          900              958
Owens-Brockway
  7.75%, 5/15/11                                                               175              184
  8.75%, 11/15/12                                                              950            1,038
Owens-Illinois, Inc.
  7.35%, 5/15/08                                                          (c)1,550            1,534
  7.50%, 5/15/10                                                            (c)650              626
Pliant Corp.
  13.00%, 6/1/10                                                          (c)2,210            1,923
Tekni-Plex, Inc.
  8.75%, 11/15/13                                                           (e)390              390
  12.75%, 6/15/10                                                            2,070            2,179
Tembec Industries, Inc.
  8.50%, 2/1/11                                                           (c)2,130            2,141
---------------------------------------------------------------------------------------------------
                                                                                             20,505
===================================================================================================
GAMING & LEISURE (5.3%)
Global Cash Acces LLC/Global Cash Finance Corp.
  8.75%, 3/15/12                                                            (e)340              355
Hilton Hotels Corp.
  7.95%, 4/15/07                                                             1,200            1,338
Horseshoe Gaming Holding Corp.
  8.625%, 5/15/09                                                            2,260            2,379
Host Marriott LP
  7.125%, 11/1/13                                                         (c)1,755            1,830
Lodgenet Entertainment Corp.
  9.50%, 6/15/13                                                               715              797
MGM Mirage, Inc.
  6.00%, 10/1/09                                                             1,750            1,846
Park Place Entertainment Corp.
  8.50%, 11/15/06                                                            1,465            1,637
Starwood Hotels & Resorts Worldwide, Inc.
  7.788%, 5/1/12                                                             1,360            1,544
Station Casinos, Inc.
  6.50%, 2/1/14                                                           (e)2,125            2,154
Venetian Casino Resort LLC
  11.00%, 6/15/10                                                            1,230            1,421
---------------------------------------------------------------------------------------------------
                                                                                             15,301
===================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

HIGH YIELD PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
HEALTH CARE (3.5%)
AmerisourceBergen Corp.
  7.25%, 11/15/12                                                   $        1,200   $        1,311
  8.125%, 9/1/08                                                             1,090            1,221
Fisher Scientific International, Inc.
  8.00%, 9/1/13                                                             (e)620              699
  8.125%, 5/1/12                                                               901            1,005
Fresenius Medical Care Capital Trust II
  7.875%, 2/1/08                                                             2,301            2,514
National Nephrology Associates, Inc.
  9.00%, 11/1/11                                                            (e)335              390
Team Health Inc.
  9.00%, 4/1/12                                                        (c)(e)1,005              982
Tenet Healthcare Corp.
  5.375%, 11/15/06                                                          (c)840              794
  6.50%, 6/1/12                                                              1,555            1,349
---------------------------------------------------------------------------------------------------
                                                                                             10,265
===================================================================================================
HOUSING (5.5%)
Associated Materials, Inc.
  0.00%, 3/1/14                                                        (e)(g)3,420            2,095
CB Richard Ellis, Inc.
  9.75%, 5/15/10                                                               710              800
  11.25%, 6/15/11                                                            1,600            1,816
Interface, Inc.
  9.50%, 2/1/14                                                        (c)(e)2,415            2,403
Jacuzzi Brands, Inc.
  9.625%, 7/1/10                                                             1,310            1,454
LNR Property Corp.
  7.625%, 7/15/13                                                            1,265            1,347
Nortek Holdings, Inc.
  0.00%, 5/15/11                                                       (e)(g)2,950            2,257
Schuler Homes, Inc.
  9.375%, 7/15/09                                                            1,745            1,963
Technical Olympic USA, Inc.
  9.00%, 7/1/10                                                                780              852
WII Components, Inc.
  10.00%, 2/15/12                                                           (e)875              906
---------------------------------------------------------------------------------------------------
                                                                                             15,893
===================================================================================================
INFORMATION TECHNOLOGY (2.3%)
Avaya, Inc.
  11.125%, 4/1/09                                                              209              250
Iron Mountain, Inc.
  6.625%, 1/1/16                                                               630              614
  7.75%, 1/15/15                                                               340              359
  8.625%, 4/1/13                                                             1,545            1,692
Nortel Networks Ltd.
  6.125%, 2/15/06                                                            1,070            1,102
Xerox Corp.
  7.125%, 6/15/10                                                            2,425            2,583
---------------------------------------------------------------------------------------------------
                                                                                              6,600
===================================================================================================
MANUFACTURING (5.0%)
ABB Finance, Inc.
  6.75%, 6/3/04                                                     $          295   $          297
  11.00%, 1/15/08                                                   EUR      1,475            2,140
Brand Services, Inc.
  12.00%, 10/15/12                                                  $          930            1,088
Flowserve Corp.
  12.25%, 8/15/10                                                            2,267            2,624
Johnsondiversey, Inc.
  9.625%, 5/15/12                                                         (c)2,010            2,201
Manitowoc Co., Inc. (The)
  10.375%, 5/15/11                                                  EUR      1,585            2,187
NMHG Holding Co.
  10.00%, 5/15/09                                                   $        1,455            1,608
Trimas Corp.
  9.875%, 6/15/12                                                            2,210            2,420
---------------------------------------------------------------------------------------------------
                                                                                             14,565
===================================================================================================
METALS (2.3%)
General Cable Corp.
  9.50%, 11/15/10                                                           (e)855              945
Glencore Nickel Property Ltd.
  9.00%, 12/1/14                                                       (b)(d)4,140              @--
Murrin Murrin Holdings Property Ltd.
  9.375%, 8/31/07                                                         (d)2,485              @--
Republic Engineered Products LLC
  10.00%, 8/16/09                                                         (b)1,163              820
Republic Technologies International LLC
  13.75%, 7/15/09                                                      (b)(e)6,180               62
SGL Carbon Luxembourg S.A.
  8.50%, 2/1/12                                                     EUR     (e)905            1,136
Ucar Finance, Inc.
  10.25%, 2/15/12                                                   $        1,870            2,188
United States Steel Corp.
  9.75%, 5/15/10                                                             1,420            1,626
---------------------------------------------------------------------------------------------------
                                                                                              6,777
===================================================================================================
RETAIL (1.3%)
General Nutrition Centers, Inc.
  8.50%, 12/1/10                                                          (e)1,215            1,282
Payless Shoesource, Inc.
  8.25%, 8/1/13                                                           (c)1,340            1,310
Petro Stopping Centers LP/Petro Financial Corp.
  9.00%, 2/15/12                                                       (c)(e)1,240            1,283
---------------------------------------------------------------------------------------------------
                                                                                              3,875
===================================================================================================
SERVICES (1.6%)
Allied Waste North America
  7.875%, 4/15/13                                                         (c)1,675            1,838
Encompass Services Corp.
  10.50%, 5/1/09                                                          (d)2,615               --
United Rentals North America, Inc.
  6.50%, 2/15/12                                                          (e)1,730            1,730
  7.75%, 11/15/13                                                         (e)1,200            1,176
---------------------------------------------------------------------------------------------------
                                                                                              4,744
===================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

HIGH YIELD PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (4.0%)
AXtel S.A.
  11.00%, 12/15/13                                                  $     (e)2,040   $        2,081
Esprit Telecom Group plc
  10.875%, 6/15/08                                                       (b)(d)965               --
  11.00%, 6/15/08                                                   DEM   (d)2,608               --
  11.50%, 12/15/07                                                  EUR   (d)1,669               --
  11.50%, 12/15/07                                                  $    (b)(d)600               --
Exodus Communications, Inc.
  11.625%, 7/15/10                                                        (d)4,036               --
Knology, Inc., PIK
  12.00%, 11/30/09                                                     (c)(e)1,949            1,961
Primus Telecommunications Group, Inc.
  8.00%, 1/15/14                                                       (c)(e)3,555            3,413
Qwest Communications International
  4.63%, 2/15/09                                                       (e)(h)1,400            1,316
Qwest Corp.
  5.625%, 11/15/08                                                             295              295
Qwest Services Corp.
  13.00%, 12/15/07                                                        (e)2,050            2,368
Rhythms NetConnections, Inc.
  12.75%, 4/15/09                                                           (d)434               --
  13.878%, 5/15/08                                                       (d)12,890               --
  14.00%, 2/15/10                                                        (d)11,507               --
Viatel, Inc.
  12.40%, 4/15/08                                                   DEM   (d)3,300                8
  12.50%, 4/15/08                                                   $    (d)15,025              @--
---------------------------------------------------------------------------------------------------
                                                                                             11,442
===================================================================================================
TRANSPORTATION (5.2%)
Amsted Industries Corp.
  10.25%, 10/15/11                                                        (e)1,450            1,646
AutoNation, Inc.
  9.00%, 8/1/08                                                              2,065            2,426
Intermet Corp.
  9.75%, 6/15/09                                                             1,270            1,213
Laidlaw International, Inc.
  10.75%, 6/15/11                                                         (e)2,370            2,666
Sonic Automotive, Inc.
  8.625%, 8/15/13                                                         (c)2,440            2,660
Tenneco Automotive, Inc.
  11.625%, 10/15/09                                                       (c)2,035            2,213
TRW Automotive, Inc.
  9.375%, 2/15/13                                                            1,240            1,432
  11.00%, 2/15/13                                                           (c)625              750
---------------------------------------------------------------------------------------------------
                                                                                             15,006
===================================================================================================
UTILITIES (8.8%)
AES Corp. (The)
  7.75%, 3/1/14                                                                 40               40
  8.875%, 2/15/11                                                           (c)198              212
  9.00%, 5/15/15                                                          (e)1,365            1,514
  9.375%, 9/15/10                                                           (c)326              357
Allegheny Energy, Inc.
  7.75%, 8/1/05                                                              1,020            1,063
Calpine Canada Energy Finance ULC
  8.50%, 5/1/08                                                     $  (c)(e)2,035   $        1,516
Calpine Corp.
  8.50%, 7/15/10                                                               640              592
CMS Energy Corp.
  7.50%, 1/15/09                                                            (c)280              289
  8.50%, 4/15/11                                                          (c)1,635            1,754
Dynegy Holdings, Inc.
  6.875%, 4/1/11                                                          (c)2,690            2,354
  9.875%, 7/15/10                                                         (e)1,180            1,289
Ipalco Enterprises, Inc.
  8.625%, 11/14/11                                                             605              684
Monongahela Power Co.
  5.00%, 10/1/06                                                             1,255            1,286
Nevada Power Co.
  9.00%, 8/15/13                                                          (e)2,205            2,486
Northwest Pipeline Corp.
  8.125%, 3/1/10                                                               390              433
Ormat Funding Corp.
  8.25%, 12/30/20                                                         (e)2,430            2,442
PG & E Corp.
  6.875%, 7/15/08                                                           (e)915            1,003
PSEG Energy Holdings LLC
  7.75%, 4/16/07                                                               775              824
  8.625%, 2/15/08                                                              600              651
Southern Natural Gas Co.
  8.875%, 3/15/10                                                              775              864
Transcontinental Gas Pipe Line Corp.
  8.875%, 7/15/12                                                              710              845
Williams Cos., Inc.
  6.75%, 1/15/06                                                            (h)865              906
  7.875%, 9/1/21                                                             1,950            1,984
---------------------------------------------------------------------------------------------------
                                                                                             25,388
===================================================================================================
WIRELESS COMMUNICATIONS (5.4%)
American Tower Corp.
  7.50%, 5/1/12                                                        (c)(e)1,280            1,229
  9.375%, 2/1/09                                                          (c)1,830            1,940
Centennial Communications Corp.
  8.125%, 2/1/14                                                       (c)(e)2,320            2,152
MetroPCS, Inc.
  10.75%, 10/1/11                                                         (c)1,595            1,699
Nextel Communications, Inc.
  9.375%, 11/15/09                                                           1,265            1,382
Nextel Partners, Inc.
  11.00%, 3/15/10                                                         (c)1,535            1,711
Rural Cellular Corp.
  5.61%, 3/15/10                                                         (e)(h)855              870
SBA Communications Corp.
  0.00%, 12/15/11                                                   (c)(e)(g)1,060              750
  10.25%, 2/1/09                                                          (c)2,275            2,252
UbiquiTel Operating Co.
  0.00%, 4/15/10                                                            (g)560              529
  9.875%, 3/1/11                                                             1,000              980
---------------------------------------------------------------------------------------------------
                                                                                             15,494
===================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

HIGH YIELD PORTFOLIO

                                                                                              VALUE
                                                                                              (000)
---------------------------------------------------------------------------------------------------
  TOTAL FIXED INCOME SECURITIES (COST $295,804)                                      $      270,108
===================================================================================================

                                                                            SHARES
---------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.7%)
BROADCASTING (0.6%)
Paxson Communications Corp. PIK 9.75%                                       (e)242            1,767
---------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.1%)
Song Networks Holding AB 0.00%                                           (d)41,918              171
---------------------------------------------------------------------------------------------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $1,506)                                            1,938
===================================================================================================
COMMON STOCKS (0.1%)
BROADCASTING (0.0%)
Paxson Communications Corp.                                             (a)110,192               10
---------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.1%)
Song Networks Holding AB                                                 (a)20,656              168
Viatel Holding Bermuda Ltd.                                                (a)(d)1              @--
---------------------------------------------------------------------------------------------------
                                                                                                168
===================================================================================================
  TOTAL COMMON STOCKS (COST $63)                                                                178
===================================================================================================
PREFERRED STOCKS (1.1%)
BROADCASTING (0.2%)
Paxson Communications Corp. PIK 14.25%                                          49              431
---------------------------------------------------------------------------------------------------
UTILITIES (0.9%)
TNP Enterprises, Inc. PIK 14.50%                                             2,325            2,657
---------------------------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS (COST $1,312)                                                        3,088
===================================================================================================

                                                                            NO. OF
                                                                          WARRANTS
---------------------------------------------------------------------------------------------------
WARRANTS (0.0%)
METALS (0.0%)
Republic Technologies International LLC
  expiring 7/15/09                                                    (a)(d)61,800               --
---------------------------------------------------------------------------------------------------
UTILITIES (0.0%)
SW Acquisitions, Inc. expiring 4/1/11                                  (a)(e)8,020               96
---------------------------------------------------------------------------------------------------
  TOTAL WARRANTS (COST $29)                                                                      96
===================================================================================================

                                                                              FACE
                                                                            AMOUNT
                                                                             (000)
---------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (27.0%)
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED
  SECURITIES (23.7%)
American Express Credit Corp.
  1.10%, 4/15/04                                                    $       (h)610              610
BETA Finance LLC
  1.08%, 4/1/04                                                           (h)2,847            2,847
Canadian Imperial Bank, N.Y.
  1.11%, 4/1/04                                                           (h)1,017            1,016
Chase Credit Card Master Trust
  1.10%, 4/15/04                                                            (h)814              814
CIC NY
  1.11%, 7/30/04                                                             1,017            1,017
CIT Group Holdings
  1.12%, 6/21/04                                                            (h)753              753
Credit Agricole Indosuez S.A., N.Y.
  1.07%, 4/1/04                                                           (h)2,928            2,927
Credit Suisse First Boston, N.Y.
  1.04%, 4/2/04                                                              1,830            1,830

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
Dresdner Bank, N.Y.
  1.05%, 4/20/04                                                    $        2,035   $        2,035
Federal National Mortgage Association
  1.13%, 4/14/04                                                               897              897
Jackson National Life Global Fund
  1.06%, 4/1/04                                                           (h)1,021            1,021
Landesbank Hessen Thur, London
  1.50%, 11/19/04                                                            1,018            1,018
Links Finance LLC
  1.08%, 4/1/04                                                           (h)1,017            1,017
  1.09%, 4/1/04                                                              1,627            1,627
Macquarie Bank Ltd.
  1.18%, 6/24/04                                                            (h)895              895
Natexis Banques Populaires, N.Y.
  1.21%, 4/1/04                                                           (h)1,626            1,626
Nationwide Building Society
  1.12%, 6/28/04                                                          (h)2,359            2,359
Sears Credit Account Master Trust
  1.12%, 4/15/04                                                          (h)1,628            1,628
Societe Generale, N.Y.
  1.07%, 4/1/04                                                           (h)1,972            1,972
Societe Generale, London
  1.54%, 11/12/04                                                            1,017            1,017
Target Credit Card Master Trust
  1.12%, 4/26/04                                                          (h)1,607            1,607
UBS Securities LLC
  1.06%, 4/1/04                                                             32,032           32,032
Union Bank of Switzerland, Stamford
  1.13%, 12/20/04                                                            2,033            2,033
Wachovia Bank N.A.
  1.13%, 4/1/04                                                           (h)2,035            2,035
Westdeutsche Landesbank, N.Y.
  1.09%, 4/1/04                                                           (h)1,992            1,992
---------------------------------------------------------------------------------------------------
                                                                                             68,625
===================================================================================================
REPURCHASE AGREEMENT (3.0%)
J.P. Morgan Securities, Inc.,
  0.97%, dated 3/31/04, due 4/1/04,
  repurchase price $8,630                                                 (f)8,630            8,630
---------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.3%)
U.S. Treasury Bills
  0.95%, 7/15/04                                                          (j)1,000              997
---------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $78,252)                                                78,252
===================================================================================================
TOTAL INVESTMENTS (122.3%) (COST $376,966) --
  INCLUDING $67,588 OF SECURITIES LOANED                                                    353,660
===================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

HIGH YIELD PORTFOLIO

                                                                            AMOUNT           AMOUNT
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
OTHER ASSETS (2.8%)
  Cash                                                              $          154
  Interest Receivable                                                        5,776
  Receivable for Investments Sold                                            1,933
  Net Unrealized Appreciation on Foreign
    Currency Exchange Contracts                                                418
  Other                                                                          9   $        8,290
---------------------------------------------------------------------------------------------------
LIABILITIES (-25.1%)
  Collateral on Securities Loaned, at Value                               (68,625)
  Payable for Investments Purchased                                        (3,490)
  Payable for Investment Advisory Fees                                       (370)
  Due to Broker                                                              (102)
  Payable for Trustees' Fees and Expenses                                     (37)
  Payable for Administrative Fees                                             (27)
  Payable for Custodian Fees                                                   (6)
  Payable for Distribution Fees -- Adviser Class                               (3)
  Other Liabilities                                                           (26)         (72,686)
---------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                    $      289,264
===================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                      $      833,603
Undistributed (Distributions in Excess of) Net
  Investment Income                                                                           4,383
Accumulated Net Realized Gain (Loss)                                                      (525,634)
Unrealized Appreciation (Depreciation) on:
  Investments                                                                              (23,306)
  Foreign Currency Exchange Contracts and Translations                                          417
  Futures Contracts                                                                           (199)
---------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $      289,264
===================================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                                           $      275,801
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 50,345,463 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                 $         5.48
===================================================================================================
INVESTMENT CLASS:
NET ASSETS                                                                           $        1,111
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 202,130 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                 $         5.50
===================================================================================================
ADVISER CLASS:
NET ASSETS                                                                           $       12,352
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 2,254,478 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                 $         5.48
===================================================================================================

(a)     Non-income producing security
(b)     Issuer is in default.
(c)     All or a portion of security on loan at March 31, 2004.
(d) Security was valued at fair value -- At March 31, 2004, the Portfolio held $179,000 of fair valued securities, representing 0.1% of net assets.
(e)     144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(g) Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2004. Maturity date disclosed is the ultimate maturity date.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2004.
(j) All or a portion of the security was pledged to cover margin requirements for futures contracts.
@       Value/Face Amount is less than $500.
EUR     Euro
DEM     German Mark
PIK     Payment-in-Kind

================================================================================
FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                               NET
   CURRENCY                                        IN                       UNREALIZED
      TO                                        EXCHANGE                   APPRECIATION
   DELIVER           VALUE       SETTLEMENT       FOR           VALUE     (DEPRECIATION)
     (000)           (000)          DATE         (000)          (000)          (000)
----------------------------------------------------------------------------------------
EUR       8,860   $    10,907     4/26/04      US$   11,224   $  11,224      $   317
EUR       4,135         5,091     4/26/04      US$    5,239       5,239          148
SEK         501            66     4/05/04      US$       66          66          @--
SEK       7,000           927     6/21/04      US$      923         923           (4)
US$       1,936         1,936     4/26/04      EUR    1,545       1,902          (34)
US$         501           501     4/26/04      EUR      400         492           (9)
                  -----------                                 ---------      -------
                  $    19,428                                 $  19,846      $   418
                  ===========                                 =========      =======
========================================================================================

EUR -- Euro
SEK -- Swedish Krona
US$ -- U.S. Dollar

================================================================================
FUTURES CONTRACTS:
  The Portfolio had the following futures contract(s) open at period end:

                                                                    NET
                                                                UNREALIZED
                       NUMBER                                  APPRECIATION
                         OF          VALUE      EXPIRATION    (DEPRECIATION)
                      CONTRACTS      (000)         DATE           (000)
-----------------------------------------------------------------------------
SHORT:

  U.S. Treasury
    5 yr. Note          261        $  29,640     Jun - 04        $  (199)
                                                                 =======
=============================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS

INTERMEDIATE DURATION PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (103.7%)
AGENCY ADJUSTABLE RATE MORTGAGES (0.6%)
Government National Mortgage Association,
 Adjustable Rate Mortgages:
  4.375%, 3/20/25-1/20/28                                           $          403   $          410
  4.625%, 11/20/25-11/20/27                                                    191              196
  4.75%, 7/20/25-9/20/27                                                       137              141
---------------------------------------------------------------------------------------------------
                                                                                                747
===================================================================================================
AGENCY FIXED RATE MORTGAGES (41.8%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
  2.75%, 8/15/06                                                            12,380           12,616
  11.00%, 7/1/13                                                                18               20
 Gold Pools:
  6.50%, 4/1/26-8/1/33                                                         578              607
  7.00%, 6/1/28-6/1/32                                                         475              504
  7.50%, 5/1/30-6/1/32                                                         505              543
  8.00%, 6/1/30-9/1/31                                                       1,343            1,452
  8.50%, 7/1/30-7/1/31                                                         348              377
  9.50%, 12/1/22                                                                53               60
  10.00%, 6/1/17                                                                58               65
Federal National Mortgage Association,
 Conventional Pools:
  6.50%, 4/1/29-1/1/33                                                       7,325            7,703
  7.00%, 9/1/31-11/1/32                                                      3,565            3,784
  7.50%, 8/1/29-3/1/32                                                       4,091            4,385
  8.00%, 10/1/30-9/1/31                                                        869              940
  8.50%, 8/1/30                                                                 27               29
  9.50%, 12/1/17-12/1/21                                                       820              918
  10.00%, 7/1/18-5/1/22                                                         31               36
 April TBA
  6.50%, 4/1/34                                                          (i)13,350           14,026
  7.00%, 4/1/34                                                           (i)1,350            1,433
  7.50%, 4/1/34                                                           (i)1,000            1,072
Government National Mortgage Association,
 Various Pools:
  9.50%, 11/15/16-12/15/21                                                     464              521
  10.00%, 1/15/16-3/15/25                                                      653              740
  10.50%, 3/15/16-2/15/18                                                       93              106
  11.00%, 3/15/10-6/15/20                                                      265              303
  11.50%, 6/15/13                                                               19               22
  12.00%, 12/15/12-5/15/14                                                      14               16
  12.50%, 12/15/10                                                               7                8
---------------------------------------------------------------------------------------------------
                                                                                             52,286
===================================================================================================
ASSET BACKED CORPORATES (23.9%)
American Express Credit Account Master Trust
  1.69%, 1/15/09                                                               650              647
  5.53%, 10/15/08                                                              600              644
Bank One Issuance Trust
  2.94%, 6/16/08                                                               900              918
  3.86%, 6/15/11                                                               750              777
Capital Auto Receivables Asset Trust
  2.92%, 4/15/08                                                             1,100            1,122
  4.50%, 10/15/07                                                              850              879
Chase Credit Card Master Trust
  5.50%, 11/17/08                                                   $          690   $          745
Chase Manhattan Auto Owner Trust
  2.94%, 6/15/10                                                               850              864
  4.21%, 1/15/09                                                               750              777
  4.24%, 9/15/08                                                               700              724
Citibank Credit Card Issuance Trust
  2.70%, 1/15/08                                                               700              712
  4.10%, 12/7/06                                                               500              510
  4.40%, 5/15/07                                                             1,000            1,034
  6.90%, 10/15/07                                                              875              945
  7.45%, 9/15/07                                                               240              259
Connecticut RRB Special Purpose Trust
  5.36%, 3/30/07                                                               194              199
DaimlerChrysler Auto Trust
  2.58%, 4/8/09                                                                800              805
  3.09%, 1/8/08                                                                900              922
Detroit Edison Securitization Funding LLC
  5.51%, 3/1/07                                                                438              451
Fleet Credit Card Master Trust II
  2.75%, 4/15/08                                                               950              967
Ford Credit Auto Owner Trust
  3.13%, 11/15/06                                                            1,000            1,021
  3.79%, 9/15/06                                                               800              822
  4.14%, 12/15/05                                                              223              226
  4.75%, 8/15/06                                                               200              208
Harley-Davidson Motorcycle Trust
  2.63%, 11/15/10                                                              600              609
  2.76%, 5/15/11                                                               800              812
  3.09%, 6/15/10                                                               600              612
  4.50%, 1/15/10                                                               700              731
Honda Auto Receivables Owner Trust
  2.48%, 7/18/08                                                               900              912
  2.70%, 3/17/08                                                               500              508
  2.77%, 11/21/08                                                              800              813
  3.50%, 10/17/05                                                              152              153
  4.49%, 9/17/07                                                               800              829
Hyundai Auto Receivables Trust
  2.33%, 11/15/07                                                              250              252
MBNA Credit Card Master Note Trust
  3.90%, 11/15/07                                                              550              566
  6.90%, 1/15/08                                                               355              381
National City Auto Receivables Trust
  4.04%, 7/15/06                                                               342              345
Nissan Auto Receivables Owner Trust
  3.58%, 9/15/05                                                               139              139
  4.80%, 2/15/07                                                               613              623
Nordstrom Private Label Credit Card Master Note Trust
  4.82%, 4/15/10                                                            (e)450              479
USAA Auto Owner Trust
  2.67%, 10/15/10                                                              875              882
Volkswagen Auto Lease Trust
  2.36%, 12/20/05                                                            1,000            1,006

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

INTERMEDIATE DURATION PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
Whole Auto Loan Trust
  2.58%, 3/15/10                                                    $          900   $          909
William Street Funding Corp.
  1.42%, 4/23/06                                                       (e)(h)1,100            1,102
---------------------------------------------------------------------------------------------------
                                                                                             29,841
===================================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (1.5%)
Federal Home Loan Mortgage Corporation
  6.50%, 3/15/28                                                               327              327
  Inv Fl IO
  6.91%, 3/15/32                                                             1,147               99
  6.91%, 3/15/32                                                               666               59
  IO
  5.00%, 9/15/14                                                             1,782              108
  6.00%, 5/1/31-4/15/32                                                      1,625              185
  6.50%, 4/1/28-8/1/28                                                       1,547              217
  7.00%, 2/15/32                                                               386               56
  8.00%, 1/1/28-7/1/31                                                          61               10
Federal National Mortgage Association
  Inv Fl IO
  7.01%, 12/25/29                                                              254               14
  IO
  6.00%, 5/25/33-7/25/33                                                     2,749              418
  6.50%, 7/1/31                                                                529               77
  7.00%, 4/25/33                                                             1,122              162
  8.00%, 5/1/30                                                                 38                6
  9.00%, 11/1/26                                                               104               14
  IO PAC
  8.00%, 8/18/27                                                               110               18
Government National Mortgage Association
  Inv Fl IO
  6.856%, 12/16/25                                                             541               56
  6.875%, 9/16/27                                                              337               34
  6.91%, 5/16/32                                                               477               44
---------------------------------------------------------------------------------------------------
                                                                                              1,904
===================================================================================================
FINANCE (11.9%)
AIG SunAmerica Global Financing VI
  6.30%, 5/10/11                                                            (e)420              475
Allstate Financial Global Funding II
  2.625%, 10/22/06                                                          (e)250              253
American General Finance Corp.
  5.875%, 7/14/06                                                              475              514
Bank of America Corp.
  3.375%, 2/17/09                                                              245              247
  3.875%, 1/15/08                                                              165              171
  4.75%, 10/15/06                                                              170              181
Bank of New York Co., Inc. (The)
  5.20%, 7/1/07                                                                 85               93
Bank One Corp.
  6.00%, 2/17/09                                                               355              397
Bank One N.A.
  1.23%, 5/5/06                                                             (h)250              250
CIT Group, Inc.
  2.875%, 9/29/06                                                   $          130   $          132
  6.50%, 2/7/06                                                                240              260
Citicorp
  6.75%, 8/15/05                                                               140              150
Citigroup Global Markets Holdings, Inc.
  1.22%, 12/12/06                                                            (h)80               80
Citigroup, Inc.
  5.625%, 8/27/12                                                              150              164
  5.75%, 5/10/06                                                               235              253
  6.00%, 2/21/12                                                               250              282
Countrywide Home Loans, Inc.
  3.25%, 5/21/08                                                               277              278
EOP Operating LP
  6.763%, 6/15/07                                                              400              448
Equitable Life Assurance Society U.S.A.
  6.95%, 12/1/05                                                            (e)275              298
Farmers Insurance Exchange
  8.625%, 5/1/24                                                            (e)300              354
FleetBoston Financial Corp.
  7.25%, 9/15/05                                                               245              265
General Electric Capital Corp.
  5.375%, 3/15/07                                                              695              753
Goldman Sachs Group, Inc.
  5.25%, 10/15/13                                                              280              290
  6.875%, 1/15/11                                                              295              343
Hartford Financial Services Group, Inc.
  2.375%, 6/1/06                                                               250              252
  7.75%, 6/15/05                                                               300              321
  7.90%, 6/15/10                                                                60               73
Household Finance Corp.
  4.125%, 12/15/08                                                              90               93
  5.875%, 2/1/09                                                               135              150
  6.08%, 3/8/06                                                                 95               99
  6.40%, 6/17/08                                                               270              304
International Lease Finance Corp.
  3.75%, 8/1/07                                                                120              124
J.P. Morgan Chase & Co.
  5.25%, 5/30/07                                                               165              178
  6.00%, 2/15/09                                                               170              189
John Hancock Global Funding II
  7.90%, 7/2/10                                                             (e)510              619
Lehman Brothers Holdings, Inc.
  8.25%, 6/15/07                                                               273              319
Mantis Reef Ltd.
  4.692%, 11/14/08                                                          (e)255              263
Marsh & McLennan Cos., Inc.
  5.375%, 3/15/07                                                              335              362
  6.625%, 6/15/04                                                              225              227
MBNA Corp.
  6.125%, 3/1/13                                                               375              417
Monumental Global Funding II
  6.05%, 1/19/06                                                            (e)285              307

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

INTERMEDIATE DURATION PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
FINANCE (CONT'D)
Prime Property Funding II
  7.00%, 8/15/04                                                    $       (e)120   $          122
Prudential Funding, LLC
  6.60%, 5/15/08                                                            (e)470              529
Rouse Co. (The)
  3.625%, 3/15/09                                                               75               74
  5.375%, 11/26/13                                                              35               36
SLM Corp.
  5.00%, 10/1/13                                                               185              191
TIAA Global Markets
  5.00%, 3/1/07                                                             (e)710              762
U.S. Bancorp
  5.10%, 7/15/07                                                               125              135
U.S. Bank N.A.
  2.85%, 11/15/06                                                              160              164
Vornado Realty Trust
  5.625%, 6/15/07                                                              110              120
Wachovia Corp.
  3.625%, 2/17/09                                                               60               61
  4.95%, 11/1/06                                                               280              299
Washington Mutual, Inc.
  8.25%, 4/1/10                                                                150              184
Wells Fargo & Co.
  1.22%, 3/3/06                                                             (h)180              180
World Financial Properties
  6.91%, 9/1/13                                                             (e)668              757
---------------------------------------------------------------------------------------------------
                                                                                             14,842
===================================================================================================
INDUSTRIALS (18.4%)
Aetna, Inc.
  7.375%, 3/1/06                                                               100              110
  7.875%, 3/1/11                                                               225              274
Albertson's, Inc.
  7.50%, 2/15/11                                                               260              306
Altria Group, Inc.
  7.00%, 11/4/13                                                                75               83
  7.65%, 7/1/08                                                                120              136
Amerada Hess Corp.
  6.65%, 8/15/11                                                               325              360
America West Airlines, Inc.
  7.10%, 10/2/22                                                               261              288
American Honda Finance Corp.
  3.85%, 11/6/08                                                            (e)200              205
Anthem Insurance Cos., Inc.
  6.80%, 8/1/12                                                                115              133
  9.125%, 4/1/10                                                            (e)190              245
Ashland, Inc.
  7.83%, 8/15/05                                                               120              129
AT&T Corp.
  8.05%, 11/15/11                                                              220              258
AT&T Wireless Services, Inc.
  7.875%, 3/1/11                                                               100              119
BAT International Finance plc
  4.875%, 2/25/09                                                              160              205
Centex Corp.
  7.875%, 2/1/11                                                    $          120   $          144
Clear Channel Communications, Inc.
  7.65%, 9/15/10                                                               205              244
Comcast Cable Communications
  6.375%, 1/30/06                                                              110              118
  6.75%, 1/30/11                                                               105              119
  8.375%, 5/1/07                                                                45               52
Comcast Corp.
  6.50%, 1/15/15                                                               115              128
ConAgra Foods, Inc.
  6.00%, 9/15/06                                                               260              282
Conoco Funding Co.
  6.35%, 10/15/11                                                              310              355
ConocoPhillips, Inc.
  8.50%, 5/25/05                                                               230              248
Constellation Energy Group, Inc.
  6.35%, 4/1/07                                                                165              182
Continental Airlines, Inc.
  6.545%, 2/2/19                                                                59               58
  6.648%, 9/15/17                                                              260              254
Cooper Industries, Inc.
  5.25%, 7/1/07                                                                160              173
CVS Corp.
  3.875%, 11/1/07                                                               65               67
  5.625%, 3/15/06                                                              365              391
  6.204%, 10/10/25                                                           (e)54               58
DaimlerChrysler N.A. Holding Corp.
  6.40%, 5/15/06                                                               215              231
  7.30%, 1/15/12                                                               550              635
Delphi Corp.
  6.125%, 5/1/04                                                               220              221
Deutsche Telekom International Finance BV
  8.50%, 6/15/10                                                               300              367
Electronic Data Systems Corp.
  6.00%, 8/1/13                                                                110              107
  7.125%, 10/15/09                                                              60               64
Federated Department Stores, Inc.
  6.30%, 4/1/09                                                                265              298
FedEx Corp.
  6.875%, 2/15/06                                                              145              157
Ford Motor Credit Corp.
  6.875%, 2/1/06                                                               160              170
  7.25%, 10/25/11                                                            1,100            1,193
France Telecom S.A.
  7.00%, 12/23/09                                                               50               71
General Mills, Inc.
  3.875%, 11/30/07                                                              85               87
General Motors Acceptance Corp.
  4.50%, 7/15/06                                                               310              321
  6.875%, 9/15/11                                                              875              951
GTE Corp.
  6.36%, 4/15/06                                                               465              503

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

INTERMEDIATE DURATION PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Hertz Corp.
  7.00%, 7/1/04                                                     $          270   $          273
Honeywell International, Inc.
  5.125%, 11/1/06                                                              520              557
Hutchison Whampoa International Ltd.
  5.45%, 11/24/10                                                           (e)100              104
  6.50%, 2/13/13                                                            (e)105              112
Hyatt Equities LLC
  6.875%, 6/15/07                                                           (e)210              228
ICI Wilmington, Inc.
  4.375%, 12/1/08                                                               90               92
Inco Ltd.
  7.75%, 5/15/12                                                               400              484
International Paper Co.
  4.25%, 1/15/09                                                               120              123
Johnson Controls, Inc.
  5.00%, 11/15/06                                                              255              273
Kerr-McGee Corp.
  5.875%, 9/15/06                                                              125              135
  6.875%, 9/15/11                                                              200              228
Kraft Foods, Inc.
  5.25%, 6/1/07                                                                115              124
  5.625%, 11/1/11                                                               45               49
  6.25%, 6/1/12                                                                120              135
Kroger Co.
  6.80%, 4/1/11                                                                485              555
Lenfest Communications, Inc.
  7.625%, 2/15/08                                                               40               46
Lockheed Martin Corp.
  8.20%, 12/1/09                                                               100              123
Marathon Oil Corp.
  5.375%, 6/1/07                                                               120              129
  6.00%, 7/1/12                                                                130              143
Marriott International, Inc.
  7.00%, 1/15/08                                                               125              143
  8.125%, 4/1/05                                                               140              149
Masco Corp.
  4.625%, 8/15/07                                                              140              148
May Department Stores Co. (The)
  5.95%, 11/1/08                                                               295              324
  6.875%, 11/1/05                                                               85               91
MeadWestvaco Corp.
  2.75%, 12/1/05                                                               125              125
Miller Brewing Co.
  4.25%, 8/15/08                                                            (e)140              145
Mohawk Industries, Inc.
  6.50%, 4/15/07                                                               125              138
News America Holdings
  9.25%, 2/1/13                                                                150              197
News America, Inc.
  4.75%, 3/15/10                                                                70               72
  6.625%, 1/9/08                                                               300              337
Nexen, Inc.
  5.05%, 11/20/13                                                   $          110   $          112
Olivetti Finance N.V
  5.875%, 1/24/08                                                               90              120
Pemex Project Funding Master Trust
  7.375%, 12/15/14                                                             545              609
  7.875%, 2/1/09                                                               200              231
  9.125%, 10/13/10                                                             175              215
Petro Canada
  4.00%, 7/15/13                                                                60               57
Raytheon Co.
  8.30%, 3/1/10                                                                225              277
Safeway, Inc.
  6.15%, 3/1/06                                                                335              359
Sappi Papier Holding AG
  6.75%, 6/15/12                                                            (e)105              119
Schering-Plough Corp.
  5.30%, 12/1/13                                                                75               78
Sealed Air Corp.
  5.625%, 7/15/13                                                           (e)120              126
Southwest Airlines Co.
  5.496%, 11/1/06                                                              110              118
Sprint Capital Corp.
  8.375%, 3/15/12                                                               55               67
Systems 2001 Asset Trust LLC
  6.664%, 9/15/13                                                           (e)315              353
TCI Communications, Inc.
  8.00%, 8/1/05                                                                190              205
Time Warner, Inc.
  6.125%, 4/15/06                                                              240              258
  6.75%, 4/15/11                                                               205              232
Toyota Motor Credit Corp.
  5.65%, 1/15/07                                                               385              419
Union Pacific Corp.
  3.625%, 6/1/10                                                               110              108
  6.79%, 11/9/07                                                               110              125
UnitedHealth Group, Inc.
  5.20%, 1/17/07                                                                25               27
  7.50%, 11/15/05                                                              200              218
Verizon Global Funding Corp.
  7.25%, 12/1/10                                                               140              165
Verizon New England, Inc.
  6.50%, 9/15/11                                                               200              226
Waste Management, Inc.
  5.00%, 3/15/14                                                                65               66
  6.875%, 5/15/09                                                              195              223
Wellpoint Health Networks, Inc.
  6.375%, 6/15/06                                                              180              196
Weyerhaeuser Co.
  6.125%, 3/15/07                                                              115              126
  6.75%, 3/15/12                                                               545              617
---------------------------------------------------------------------------------------------------
                                                                                             22,934
===================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

INTERMEDIATE DURATION PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
SOVEREIGN (1.1%)
Province of Quebec
  6.125%, 1/22/11                                                   $          550   $          628
United Mexican States
  8.375%, 1/14/11                                                              215              262
  8.625%, 3/12/08                                                              385              461
---------------------------------------------------------------------------------------------------
                                                                                              1,351
===================================================================================================
U.S. TREASURY SECURITIES (2.2%)
U.S. Treasury Note
  3.875%, 2/15/13                                                            2,700            2,738
---------------------------------------------------------------------------------------------------
UTILITIES (2.3%)
Appalachian Power Co.
  3.60%, 5/15/08                                                               240              241
Carolina Power & Light Co.
  5.125%, 9/15/13                                                              185              194
Cincinnati Gas & Electric Co.
  5.70%, 9/15/12                                                               195              211
Columbus Southern Power Co.
  4.40%, 12/1/10                                                               100              102
Consolidated Natural Gas Co.
  5.375%, 11/1/06                                                              540              578
Detroit Edison Co.
  6.125%, 10/1/10                                                              100              112
Duke Energy Corp.
  4.50%, 4/1/10                                                                130              135
Entergy Gulf States, Inc.
  3.60%, 6/1/08                                                                 75               75
Exelon Corp.
  6.75%, 5/1/11                                                                110              126
Pacific Gas & Electric Co.
  4.80%, 3/1/14                                                                195              196
Panhandle Eastern Pipe Line Co.
  2.75%, 3/15/07                                                             (e)40               40
Public Service Electric & Gas Co.
  5.00%, 1/1/13                                                                145              151
Ras Laffan Liquefied Natural Gas Co., Ltd.
  8.294%, 3/15/14                                                           (e)220              265
Southern California Edison Co.
  5.00%, 1/15/14                                                                30               31
TXU Energy Co.
  6.125%, 3/15/08                                                              125              137
  7.00%, 3/15/13                                                                90              103
Wisconsin Electric Power Co.
  4.50%, 5/15/13                                                               140              141
---------------------------------------------------------------------------------------------------
                                                                                              2,838
===================================================================================================
  TOTAL FIXED INCOME SECURITIES (COST $126,460)                                             129,481
===================================================================================================

                                                                            SHARES
---------------------------------------------------------------------------------------------------
PREFERRED STOCK (0.2%)
MORTGAGES -- OTHER (0.2%)
Home Ownership Funding Corp.
  13.331% (COST $287)                                                       (e)650              312
---------------------------------------------------------------------------------------------------

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (10.2%)
DISCOUNT NOTES (8.2%)
Federal Home Loan Bank
  0.98%, 4/16/04                                                          $  6,200   $        6,198
Federal National Mortgage Association
  0.99%, 6/2/04                                                              4,000            3,993
---------------------------------------------------------------------------------------------------
                                                                                             10,191
===================================================================================================
REPURCHASE AGREEMENT (1.6%)
J.P. Morgan Securities, Inc.,
  0.97%, dated 3/31/04, due 4/1/04,
  repurchase price $2,013                                                 (f)2,013            2,013
---------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.4%)
U.S. Treasury Bills
  0.95%, 7/15/04                                                            (j)100               99
  0.98%, 9/23/04                                                            (j)400              398
---------------------------------------------------------------------------------------------------
                                                                                                497
===================================================================================================
  TOTAL SHORT-TERM INVESTMENTS (COST $12,701)                                                12,701
===================================================================================================
TOTAL INVESTMENTS (114.1%) (COST $139,448)                                                  142,494
---------------------------------------------------------------------------------------------------

                                                                            AMOUNT
                                                                             (000)
---------------------------------------------------------------------------------------------------
OTHER ASSETS (0.9%)
  Cash                                                                          38
  Interest Receivable                                                          951
  Due from Broker                                                              109
  Net Unrealized Appreciation on Foreign
    Currency Exchange Contracts                                                 12
  Other                                                                          3            1,113
---------------------------------------------------------------------------------------------------
LIABILITIES (-15.0%)
  Payable for Forward Commitments                                         (16,517)
  Payable for Investments Purchased                                        (1,324)
  Net Unrealized Depreciation on Swap Agreements                             (580)
  Payable for Investment Advisory Fees                                       (114)
  Interest Payable for Swap Agreements                                       (106)
  Payable for Administrative Fees                                             (14)
  Payable for Shareholder Servicing Fees --
    Investment Class                                                          (13)
  Payable for Trustees' Fees and Expenses                                      (3)
  Payable for Custodian Fees                                                   (3)
  Other Liabilities                                                           (15)         (18,689)
---------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                    $      124,918
===================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

INTERMEDIATE DURATION PORTFOLIO

                                                                                             AMOUNT
                                                                                              (000)
---------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in Capital                                                                      $      122,386
Undistributed (Distributions in Excess of) Net
  Investment Income                                                                             (8)
Accumulated Net Realized Gain (Loss)                                                          (213)
Unrealized Appreciation (Depreciation) on:
  Investments                                                                                 3,046
  Foreign Currency Exchange Contracts and Translations                                           12
  Futures Contracts                                                                             275
  Swap Agreements                                                                             (580)
---------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $      124,918
===================================================================================================
INSTITUTIONAL CLASS:

NET ASSETS                                                                           $       18,713
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 1,778,867 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                 $        10.52
===================================================================================================
INVESTMENT CLASS:
NET ASSETS                                                                           $      106,205
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 10,121,688 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                 $        10.49
===================================================================================================

(e)     144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2004.
(i)     Security is subject to delayed delivery.
(j) All or a portion of the security was pledged to cover margin requirements for futures contracts.
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2004.
IO      Interest Only
PAC     Planned Amortization Class
TBA     To be announced

================================================================================
FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
   The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                               NET
CURRENCY                                   IN                              UNREALIZED
   TO                                   EXCHANGE                          APPRECIATION
DELIVER       VALUE      SETTLEMENT       FOR               VALUE        (DEPRECIATION)
 (000)        (000)         DATE         (000)              (000)             (000)
---------------------------------------------------------------------------------------
EUR   157    $ 193         4/26/04  US$      199           $ 199              $  6
EUR   165      203         4/26/04  US$      209             209                 6
             -----                                         -----              ----
             $ 396                                         $ 408              $ 12
             =====                                         =====              ====
=======================================================================================

EUR -- Euro
US$ -- U.S. Dollar

================================================================================
FUTURES CONTRACTS:
  The Portfolio had the following futures contract(s) open at period end:

                                                                                          NET
                                                                                       UNREALIZED
                              NUMBER                                                  APPRECIATION
                                OF                  VALUE               EXPIRATION   (DEPRECIATION)
                             CONTRACTS              (000)                  DATE          (000)
---------------------------------------------------------------------------------------------------
LONG:
  U.S. Treasury
    10 yr. Note                282                $ 32,545               Jun - 04        $ 511

  U.S. Treasury
    Long Bond                   22                   2,509               Jun - 04           37

SHORT:
  U.S. Treasury
    2 yr. Note                  51                  10,974               Jun - 04         (212)

  U.S. Treasury
    5 yr. Note                 138                  15,672               Jun - 04          (61)
                                                                                         -----
                                                                                         $ 275
                                                                                         =====
===================================================================================================

--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS

INTERNATIONAL FIXED INCOME PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (63.1%)
BRITISH POUND (4.4%)
United Kingdom Treasury Bond
  6.00%, 12/7/28                                                 GBP         1,000   $        2,212
  6.75%, 11/26/04                                                            2,175            4,080
---------------------------------------------------------------------------------------------------
                                                                                              6,292
===================================================================================================
DANISH KRONE (3.4%)
Kingdom of Denmark
  5.00%, 8/15/05                                                 DKK        28,200            4,838
---------------------------------------------------------------------------------------------------
EURO (46.4%)
Adecco Financial Service Bermuda Ltd.
  6.00%, 3/15/06                                                 EUR           225              291
Allianz Finance BV
  6.125%, 5/31/22                                                           (g)300              406
AT&T Corp.
  6.75%, 11/21/06                                                           (g)250              335
BAT International Finance plc
  4.875%, 2/25/09                                                              355              455
Bombardier Capital Funding LP
  6.125%, 5/14/07                                                              150              193
Colt Telecom Group plc
  7.625%, 7/31/08                                                              105              131
Corning, Inc.
  6.25%, 2/18/10                                                               145              184
Deutsche Bank AG
  5.125%, 1/31/13                                                              200              260
Deutsche Bundesrepublik
  6.00%, 1/5/06                                                              6,500            8,536
  6.25%, 1/4/24                                                              7,110           10,618
Deutsche Telekom International Finance
  6.375%, 7/11/06                                                           (h)375              497
  7.50%, 5/29/07                                                               450              626
Fixed Link Finance BV
  5.75%, 8/1/25                                                             (h)300              398
France Telecom S.A.
  7.00%, 12/23/09                                                              300              428
  8.125%, 1/28/33                                                              160              258
General Motors Corp.
  8.375%, 7/5/33                                                               500              705
GIE Suez Alliance
  5.50%, 2/20/09                                                               200              266
Goldman Sachs Group, Inc.
  6.50%, 10/6/10                                                               350              493
Government of France O.A.T.
  6.50%, 4/25/11                                                            11,325           16,512
  8.50%, 10/25/19                                                            2,500            4,497
Government of Spain
  5.15%, 7/30/09                                                               @--              @--
Household Finance Corp.
  5.125%, 6/24/09                                                              300              396
Hutchison Whampoa Finance CI Ltd.
  5.875%, 7/8/13                                                               100              129
International Bank for Reconstruction
  & Development
    7.125%, 4/12/05                                              EUR         2,664   $        3,449
MBNA American-Euro Structured Offering
  5.125%, 4/19/08                                                              511              674
Munich Re Finance BV
  6.75%, 6/21/23                                                            (h)300              417
National Grid Transco plc
  5.00%, 7/2/18                                                                270              326
Pemex Project Funding Master Trust
  6.625%, 4/4/10                                                               530              713
Philip Morris Finance Ltd.
  5.625%, 6/24/08                                                              220              286
Republic of Austria
  3.40%, 10/20/04                                                            4,000            4,967
Republic of Italy BTPS
  9.50%, 2/1/06                                                                @--              @--
RWE Finance BV
  5.50%, 10/26/07                                                              230              306
SL Finance plc (h)
  6.375%, 7/12/22                                                              220              295
Syngenta Luxembourg Finance II S.A.
  5.50%, 7/10/06                                                               290              379
TPSA Eurofinance BV
  6.625%, 3/1/06                                                               225              297
Treuhandanstalt
  7.50%, 9/9/04                                                              5,110            6,444
Tyco International Group S.A.
  6.125%, 4/4/07                                                                90              119
Vivendi Environnement
  5.875%, 6/27/08                                                              250              337
VNU N.V.
  6.625%, 5/30/07                                                              300              407
WPP Group plc
  6.00%, 6/18/08                                                               300              404
Xerox Corp.
  9.75%, 1/15/09                                                                90              130
---------------------------------------------------------------------------------------------------
                                                                                             66,564
===================================================================================================
JAPANESE YEN (6.0%)
Ford Motor Credit Co.
  1.20%, 2/7/05                                                  JPY        65,000              624
Government of Japan
  1.10%, 9/20/12                                                           856,000            8,082
---------------------------------------------------------------------------------------------------
                                                                                              8,706
===================================================================================================
SWEDISH KRONA (2.9%)
Swedish Government
  6.00%, 2/9/05                                                  SEK        30,450            4,170
---------------------------------------------------------------------------------------------------
  TOTAL FIXED INCOME SECURITIES (COST $73,393)                                               90,570
===================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

INTERNATIONAL FIXED INCOME PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (33.5%)
DISCOUNT NOTES (20.5%)
Federal Home Loan Bank
  1.00%, 5/26/04                                                    $        6,500   $        6,491
  1.02%, 4/7/04                                                              6,000            5,999
Federal Home Loan Mortgage Corporation
  1.00%, 5/25/04                                                             6,500            6,491
Federal National Mortgage Association
  1.02%, 4/21/04                                                             4,000            3,997
  1.00%, 5/19/04                                                          (e)6,500            6,492
---------------------------------------------------------------------------------------------------
                                                                                             29,470
===================================================================================================
REPURCHASE AGREEMENT (0.1%)
J.P. Morgan Securities, Inc.,
  0.97% dated 3/31/04, due 4/1/04,
  repurchase price $ 120                                                    (f)120              120
---------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (12.9%)
U.S. Treasury Bills
  0.91%, 4/1/04                                                          (j)18,400           18,399
  0.98%, 9/23/04                                                            (j)100              100
---------------------------------------------------------------------------------------------------
                                                                                             18,499
===================================================================================================
  TOTAL SHORT-TERM INVESTMENTS (COST $48,088)                                                48,089
===================================================================================================
TOTAL INVESTMENTS (96.6%) (COST $121,481)                                                   138,659
===================================================================================================

                                                                            AMOUNT
                                                                             (000)
---------------------------------------------------------------------------------------------------
OTHER ASSETS (3.5%)
  Interest Receivable                                                        2,481
  Due from Broker                                                            1,830
  Net Unrealized Appreciation on Foreign
    Currency Exchange Contracts                                                749
  Other                                                                          3            5,063
---------------------------------------------------------------------------------------------------
LIABILITIES (-0.1%)
  Payable for Investment Advisory Fees                                       (124)
  Payable for Administrative Fees                                             (15)
  Payable for Custodian Fees                                                   (4)
  Payable for Trustees' Fees and Expenses                                      (3)
  Other Liabilities                                                           (24)            (170)
---------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                    $      143,552
===================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                      $      128,183
Undistributed (Distributions in Excess of) Net
  Investment Income                                                                         (5,900)
Accumulated Net Realized Gain (Loss)                                                          3,209
Unrealized Appreciation (Depreciation) on:
  Investments                                                                                17,178
  Foreign Currency Exchange Contracts and Translations                                          810
  Futures Contracts                                                                              72
---------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $      143,552
===================================================================================================

===================================================================================================
INSTITUTIONAL CLASS:
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 12,719,507 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                 $        11.29
===================================================================================================

(e)     144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(g) Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2004. Maturity date disclosed is the ultimate maturity date.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2004.
(j) All or a portion of the security was pledged to cover margin requirements for futures contracts.
@       Value/Face Amount is less than $500.

================================================================================
SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY CLASSIFICATION AT PERIOD END

                                                                                   PERCENT
                                                                      VALUE        OF NET
 INDUSTRY                                                             (000)        ASSETS
------------------------------------------------------------------------------------------
Finance                                                             $  7,868           5.5%
Industrial                                                             3,693           2.6
Utilities                                                                603           0.4
Yankee                                                                78,406          54.6
Short-Term Investments                                                48,089          33.5
------------------------------------------------------------------------------------------
                                                                    $138,659          96.6%
==========================================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

INTERNATIONAL FIXED INCOME PORTFOLIO

================================================================================
FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                                       NET
     CURRENCY                                          IN                          UNREALIZED
        TO                                          EXCHANGE                      APPRECIATION
     DELIVER            VALUE     SETTLEMENT          FOR                VALUE   (DEPRECIATION)
      (000)             (000)        DATE            (000)               (000)        (000)
-----------------------------------------------------------------------------------------------
CHF          4,665      $ 3,689    4/22/04     US$            3,744      $ 3,744       $ 55
DKK          3,445          568    6/18/04     US$              569          569          1
DKK         15,500        2,559    6/18/04     US$            2,561        2,561          2
EUR          3,815        4,697    4/26/04     US$            4,834        4,834        137
EUR          2,400        2,955    4/26/04     US$            2,971        2,971         16
SEK         24,055        3,184    6/21/04     US$            3,175        3,175         (9)
US$          1,951        1,951    5/20/04     AUD            2,495        1,902        (49)
US$          5,515        5,515    5/20/04     CAD            7,320        5,576         61
US$            470          470    5/20/04     CAD              630          480         10
US$          3,506        3,506    4/22/04     CHF            4,400        3,479        (27)
US$          1,903        1,903    4/22/04     GBP            1,055        1,944         41
US$         11,955       11,955    4/26/04     EUR            9,665       11,898        (57)
US$            487          487    4/26/04     EUR              400          492          5
US$         19,011       19,011    5/10/04     JPY        2,000,000       19,200        189
US$         22,944       22,944    5/10/04     JPY        2,421,700       23,249        305
US$          4,097        4,097    5/10/04     JPY          431,000        4,138         41
US$            644          644    5/10/04     JPY           70,000          672         28
                        -------                                          -------       ----
                        $90,135                                          $90,884       $749
                        =======                                          =======       ====
===============================================================================================

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
DKK -- Danish Krone
EUR -- Euro
GBP -- British Pound
JPY -- Japanese Yen
SEK -- Swedish Krona
US$ -- U.S. Dollar

================================================================================
FUTURES CONTRACTS:
  The Portfolio had the following futures contract(s) open at period end:

                                                                                NET
                                                                             UNREALIZED
                               NUMBER                                       APPRECIATION
                                 OF            VALUE         EXPIRATION    (DEPRECIATION)
                              CONTRACTS        (000)            DATE           (000)
-----------------------------------------------------------------------------------------
LONG:
  Euro Dollar
    Long Bond                 80               $9,286         Jun - 04         $107
  Japanese
    10 yr. Bond               15                2,063         Jun - 04          (35)
                                                                               ----
                                                                               $ 72
                                                                               ====
=========================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS

LIMITED DURATION PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (104.0%)
AGENCY ADJUSTABLE RATE MORTGAGES (0.3%)
Government National Mortgage Association,
  Adjustable Rate Mortgages:
    4.375%, 1/20/25-1/20/28                                         $        1,411   $        1,437
    4.625%, 12/20/25-12/20/27                                                  414              424
    4.75%, 7/20/27-9/20/27                                                     370              379
---------------------------------------------------------------------------------------------------
                                                                                              2,240
===================================================================================================
AGENCY FIXED RATE MORTGAGES (29.7%)
Federal Home Loan Mortgage Corporation,
  Conventional Pools:
    2.75%, 8/15/06                                                          67,520           68,806
    10.00%, 4/1/10-10/1/20                                                     332              372
    10.50%, 12/1/14                                                             25               28
    11.50%, 4/1/11-1/1/18                                                      124              140
  Gold Pools:
    6.50%, 9/1/19-9/1/32                                                     7,094            7,458
    7.00%, 3/1/32                                                               13               14
    7.50%, 11/1/19-11/1/32                                                   6,809            7,331
    8.50%, 8/1/28-10/1/30                                                      155              169
    10.00%, 10/1/21                                                             29               33
    10.50%, 1/1/19-10/1/20                                                     104              114
    11.00%, 5/1/20                                                              18               20
    11.50%, 8/1/10                                                              19               21
    12.00%, 6/1/15-9/1/15                                                       62               72
  April TBA
    7.50%, 4/1/34                                                           (i)650              700
Federal National Mortgage Association,
  Conventional Pools:
    6.50%, 3/1/18-12/1/33                                                   74,808           78,625
    7.00%, 3/1/30-6/1/32                                                     3,294            3,497
    7.50%, 9/1/29-10/1/32                                                   24,665           26,441
    8.00%, 12/1/29-8/1/31                                                      721              780
    9.50%, 11/1/20                                                              88               98
    10.00%, 12/1/15-9/1/16                                                     156              175
    10.50%, 12/1/16                                                             51               57
    11.00%, 7/1/20                                                              45               50
    11.50%, 11/1/19                                                             68               78
    12.00%, 8/1/20                                                               8                9
    12.50%, 2/1/15                                                              32               37
  April TBA
    6.50%, 4/1/34                                                        (i)18,150           19,069
    7.00%, 4/1/34                                                        (i)32,225           34,209
Government National Mortgage Association,
  Various Pools:
    9.00%, 11/15/16-1/15/17                                                    324              363
    9.50%, 12/15/17-12/15/21                                                   519              582
    10.00%, 11/15/09-7/15/22                                                 1,008            1,145
    10.50%, 11/15/18-8/15/21                                                    86               99
    11.00%, 1/15/10-1/15/21                                                    575              657
    11.50%, 2/15/13-11/15/19                                                   352              406
---------------------------------------------------------------------------------------------------
                                                                                            251,655
===================================================================================================
ASSET BACKED CORPORATES (18.1%)
American Express Credit Account Master Trust
  1.69%, 1/15/09                                                    $        4,210   $        4,188
  5.53%, 10/15/08                                                            2,400            2,574
Americredit Automobile Receivables Trust
  2.07%, 8/6/08                                                              3,450            3,450
Bank One Issuance Trust
  2.94%, 6/16/08                                                             3,450            3,521
  3.86%, 6/15/11                                                             3,700            3,836
BMW Vehicle Owner Trust
  4.46%, 5/25/07                                                             3,050            3,144
Capital Auto Receivables Asset Trust
  2.64%, 3/17/08                                                             1,925            1,955
  4.50%, 10/15/07                                                            2,050            2,119
Chase Credit Card Master Trust
  5.50%, 11/17/08                                                            3,310            3,575
Chase Manhattan Auto Owner Trust
  2.83%, 9/15/10                                                             6,000            6,057
  2.94%, 6/15/10                                                             5,100            5,184
  4.21%, 1/15/09                                                             2,600            2,692
  4.24%, 9/15/08                                                             1,900            1,964
Citibank Credit Card Issuance Trust
  2.70%, 1/15/08                                                             2,550            2,593
  4.10%, 12/7/06                                                             1,300            1,326
  4.40%, 5/15/07                                                             3,800            3,929
  6.90%, 10/15/07                                                            3,465            3,742
  7.45%, 9/15/07                                                               875              945
Connecticut RRB Special Purpose Trust
  5.36%, 3/30/07                                                               646              663
DaimlerChrysler Auto Trust
  2.58%, 4/8/09                                                              6,000            6,037
  3.09%, 1/8/08                                                              4,550            4,659
  4.49%, 10/6/08                                                             3,700            3,829
Detroit Edison Securitization Funding LLC
  5.51%, 3/1/07                                                              1,263            1,301
Fleet Credit Card Master Trust II
  2.75%, 4/15/08                                                             3,400            3,460
Ford Credit Auto Owner Trust
  3.13%, 11/15/06                                                            3,605            3,679
  3.79%, 9/15/06                                                             4,100            4,210
  4.14%, 12/15/05                                                              670              678
  4.75%, 8/15/06                                                               800              831
Harley-Davidson Motorcycle Trust
  2.63%, 11/15/10                                                            2,100            2,133
  2.76%, 5/15/11                                                             3,500            3,555
  3.09%, 6/15/10                                                             2,450            2,500
  4.50%, 1/15/10                                                             2,700            2,820
Honda Auto Receivables Owner Trust
  2.48%, 7/18/08                                                             3,350            3,393
  2.70%, 3/17/08                                                             2,000            2,033
  2.77%, 11/21/08                                                            4,000            4,067
  3.50%, 10/17/05                                                              620              624
  4.49%, 9/17/07                                                             2,400            2,487
Household Automotive Trust
  3.68%, 4/17/06                                                             1,236            1,245

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

LIMITED DURATION PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
Hyundai Auto Receivables Trust
  2.33%, 11/15/07                                                   $        1,300   $        1,311
MBNA Master Credit Card Trust
  1.21%, 2/15/07                                                          (h)2,675            2,678
  3.90%, 11/15/07                                                            1,825            1,879
  6.60%, 4/16/07                                                             1,600            1,654
National City Auto Receivables Trust
  4.04%, 7/15/06                                                               821              829
Nissan Auto Receivables Owner Trust
  2.76%, 7/15/09                                                             4,500            4,536
  3.58%, 9/15/05                                                               537              540
  4.60%, 9/17/07                                                             2,650            2,741
  4.80%, 2/15/07                                                             2,282            2,319
Nordstrom Private Label Credit Card Master Note Trust
  4.82%, 4/15/10                                                          (e)1,200            1,278
USAA Auto Owner Trust
  2.67%, 10/15/10                                                            6,000            6,047
Volkswagen Auto Lease Trust
  2.36%, 12/20/05                                                            5,400            5,434
Whole Auto Loan Trust
  2.58%, 3/15/10                                                             6,200            6,260
William Street Funding Corp.
  1.42%, 4/23/06                                                       (e)(h)4,400            4,409
---------------------------------------------------------------------------------------------------
                                                                                            152,913
===================================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY
  COLLATERAL SERIES (0.2%)
Federal Home Loan Mortgage Corporation
  6.50%, 3/15/28                                                             1,578            1,581
  8.00%, 7/15/06                                                               233              233
---------------------------------------------------------------------------------------------------
                                                                                              1,814
===================================================================================================
FINANCE (9.4%)
AIG SunAmerica Global Financing VI
  5.20%, 5/10/04                                                            (e)830              833
Allstate Financial Global Funding II
  2.625%, 10/22/06                                                        (e)1,250            1,266
American General Finance Corp.
  4.625%, 9/1/10                                                               580              605
  5.875%, 7/14/06                                                            1,640            1,777
Bank of America Corp.
  3.375%, 2/17/09                                                            2,595            2,614
  3.875%, 1/15/08                                                              530              550
  4.75%, 10/15/06                                                              925              984
Bank of New York Co., Inc. (The)
  5.20%, 7/1/07                                                                415              452
Bank One Corp.
  6.00%, 2/17/09                                                               664              743
Bank One N.A. Illinois
  1.23%, 5/5/06                                                           (h)1,000            1,002
CIT Group, Inc.
  1.36%, 11/4/05                                                          (h)1,700            1,704
  2.875%, 9/29/06                                                              625              634
  6.50%, 2/7/06                                                     $        1,215   $        1,315
  7.375%, 4/2/07                                                               680              773
Citicorp
  6.375%, 11/15/08                                                           1,000            1,127
  6.75%, 8/15/05                                                               650              697
Citigroup Global Markets Holdings, Inc.
  1.22%, 12/12/06                                                         (h)1,050            1,050
Citigroup, Inc.
  5.50%, 8/9/06                                                                995            1,073
  5.75%, 5/10/06                                                             1,520            1,639
Countrywide Home Loans, Inc.
  3.25%, 5/21/08                                                             1,535            1,541
EOP Operating LP
  6.50%, 6/15/04                                                             1,020            1,030
  6.763%, 6/15/07                                                            1,945            2,179
Farmers Insurance Exchange
  8.50%, 8/1/04                                                             (e)680              690
FleetBoston Financial Corp.
  7.25%, 9/15/05                                                             1,160            1,252
General Electric Capital Corp.
  4.25%, 12/1/10                                                               850              871
  5.00%, 6/15/07                                                               800              862
  5.375%, 3/15/07                                                            3,025            3,284
Goldman Sachs Group, Inc.
  4.125%, 1/15/08                                                            2,415            2,522
Hartford Financial Services Group, Inc.
  2.375%, 6/1/06                                                               575              579
  7.75%, 6/15/05                                                             1,638            1,755
Hartford Life, Inc.
  6.90%, 6/15/04                                                               285              288
Household Finance Corp.
  4.125%, 12/15/08                                                             615              636
  5.875%, 2/1/09                                                               750              832
  6.375%, 10/15/11                                                             285              324
  6.40%, 6/17/08                                                               815              918
  6.75%, 5/15/11                                                               630              729
Huntington National Bank
  2.75%, 10/16/06                                                              695              712
ING Security Life Institutional Funding
  2.70%, 2/15/07                                                          (e)1,150            1,165
International Lease Finance Corp.
  2.95%, 5/23/06                                                               115              117
  3.75%, 8/1/07                                                                500              515
J.P. Morgan Chase & Co.
  5.25%, 5/30/07                                                               780              843
  6.00%, 2/15/09                                                               305              340
  7.00%, 11/15/09                                                              315              370
John Hancock Financial Services, Inc.
  5.625%, 12/1/08                                                            1,095            1,204
John Hancock Global Funding II
  5.625%, 6/27/06                                                         (e)1,210            1,305
  7.90%, 7/2/10                                                             (e)625              761
Key Bank N.A.
  7.125%, 8/15/06                                                            1,370            1,528

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

LIMITED DURATION PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
FINANCE (CONT'D)
Lehman Brothers Holdings, Inc.
  8.25%, 6/15/07                                                    $        3,525   $        4,127
Mantis Reef Ltd.
  4.692%, 11/14/08                                                        (e)1,300            1,340
Marsh & McLennan Cos., Inc.
  5.375%, 3/15/07                                                            2,245            2,433
  6.625%, 6/15/04                                                            1,030            1,041
MBNA Corp.
  6.125%, 3/1/13                                                             1,795            1,995
Monumental Global Funding II
  6.05%, 1/19/06                                                          (e)1,160            1,249
Newcourt Credit Group, Inc.
  6.875%, 2/16/05                                                               75               78
Pricoa Global Funding I
  3.90%, 12/15/08                                                         (e)1,545            1,582
Prime Property Funding II
  7.00%, 8/15/04                                                            (e)295              301
Prudential Funding, LLC
  6.60%, 5/15/08                                                            (e)845              954
Prudential Insurance Co. of America
  6.375%, 7/23/06                                                         (e)1,505            1,649
Rouse Co. (The)
  3.625%, 3/15/09                                                              535              531
  5.375%, 11/26/13                                                             210              216
TIAA Global Markets
  5.00%, 3/1/07                                                             (e)500              537
U.S. Bancorp
  5.10%, 7/15/07                                                               980            1,063
U.S. Bank N.A.
  2.85%, 11/15/06                                                              915              937
Vornado Realty Trust
  5.625%, 6/15/07                                                              725              791
Wachovia Corp.
  3.625%, 2/17/09                                                              960              977
  4.95%, 11/1/06                                                             1,695            1,814
Washington Mutual, Inc.
  8.25%, 4/1/10                                                              1,003            1,228
Wells Fargo & Co.
  1.22%, 3/3/06                                                           (h)1,360            1,363
World Financial Properties
  6.91%, 9/1/13                                                           (e)2,040            2,310
  6.95%, 9/1/13                                                           (e)1,046            1,187
---------------------------------------------------------------------------------------------------
                                                                                             79,693
===================================================================================================
INDUSTRIALS (11.4%)
Aetna, Inc.
  7.375%, 3/1/06                                                             1,100            1,211
  7.875%, 3/1/11                                                               950            1,157
Albertson's, Inc.
  7.50%, 2/15/11                                                             1,100            1,293
Altria Group, Inc.
  5.625%, 11/4/08                                                            1,030            1,091
  7.65%, 7/1/08                                                                510              580
Amerada Hess Corp.
  6.65%, 8/15/11                                                    $        1,455   $        1,610
American Honda Finance Corp.
  3.85%, 11/6/08                                                          (e)1,105            1,135
Anthem, Inc.
  4.875%, 8/1/05                                                             1,720            1,790
Ashland, Inc.
  7.83%, 8/15/05                                                               500              537
AT&T Corp.
  8.05%, 11/15/11                                                            1,070            1,253
Cendant Corp.
  6.25%, 1/15/08                                                               740              821
Centex Corp.
  9.75%, 6/15/05                                                               295              322
Clear Channel Communications, Inc.
  7.65%, 9/15/10                                                             1,370            1,628
Comcast Cable Communications
  6.875%, 6/15/09                                                              700              799
Comcast Corp.
  5.85%, 1/15/10                                                               900              982
ConAgra Foods, Inc.
  6.00%, 9/15/06                                                             1,218            1,322
Conoco Funding Co.
  5.45%, 10/15/06                                                              560              605
ConocoPhillips Holding Co.
  5.90%, 4/15/04                                                               980              982
ConocoPhillips, Inc.
  8.50%, 5/25/05                                                             1,580            1,705
Constellation Energy Group, Inc.
  6.35%, 4/1/07                                                              1,125            1,241
Cooper Industries, Inc.
  5.25%, 7/1/07                                                              1,080            1,167
COX Communications, Inc.
  7.75%, 8/15/06                                                               500              561
CVS Corp.
  5.625%, 3/15/06                                                              585              626
DaimlerChrysler N.A. Holding Corp.
  4.05%, 6/4/08                                                                770              779
  6.40%, 5/15/06                                                             1,460            1,572
  7.30%, 1/15/12                                                               545              629
  8.00%, 6/15/10                                                                85              100
Delphi Corp.
  6.125%, 5/1/04                                                             1,295            1,299
Deutsche Telekom International Finance BV
  8.50%, 6/15/10                                                             1,240            1,525
Federated Department Stores, Inc.
  6.30%, 4/1/09                                                                790              889
  6.625%, 9/1/08                                                               930            1,055
FedEx Corp.
  2.65%, 4/1/07                                                             (e)270              270
  6.875%, 2/15/06                                                              525              571
Ford Motor Credit Corp.
  6.50%, 1/25/07                                                             2,400            2,565
  6.875%, 2/1/06                                                             2,500            2,660

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

LIMITED DURATION PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
General Mills, Inc.
  3.875%, 11/30/07                                                  $          360   $          371
General Motors Acceptance Corp.
  4.50%, 7/15/06                                                             3,330            3,443
  6.125%, 8/28/07                                                            1,370            1,478
  6.75%, 1/15/06                                                                60               64
GTE Corp.
  6.36%, 4/15/06                                                             1,960            2,122
Hertz Corp.
  7.00%, 7/1/04                                                                935              944
Honeywell International, Inc.
  5.125%, 11/1/06                                                            2,275            2,442
Hyatt Equities LLC
  6.875%, 6/15/07                                                           (e)935            1,014
ICI Wilmington, Inc.
  4.375%, 12/1/08                                                              545              559
Inco Ltd.
  7.75%, 5/15/12                                                               960            1,162
International Paper Co.
  3.80%, 4/1/08                                                                700              712
  4.25%, 1/15/09                                                                85               87
Johnson Controls, Inc.
  5.00%, 11/15/06                                                              820              879
Kerr-McGee Corp.
  5.875%, 9/15/06                                                              635              685
  6.875%, 9/15/11                                                              670              763
Kraft Foods, Inc.
  5.25%, 6/1/07                                                              1,940            2,093
Kroger Co.
  7.625%, 9/15/06                                                            2,280            2,555
Lenfest Communications, Inc.
  7.625%, 2/15/08                                                              185              212
Lockheed Martin Corp.
  8.20%, 12/1/09                                                               450              557
Lowe's Cos., Inc.
  7.50%, 12/15/05                                                            1,015            1,112
Marathon Oil Corp.
  5.375%, 6/1/07                                                             1,320            1,426
Marriott International, Inc.
  8.125%, 4/1/05                                                               970            1,030
Masco Corp.
  4.625%, 8/15/07                                                              485              513
May Department Stores Co. (The)
  6.875%, 11/1/05                                                              960            1,029
McDonnell Douglas Corp.
  6.875%, 11/1/06                                                              675              747
MeadWestvaco Corp.
  2.75%, 12/1/05                                                               680              679
Miller Brewing Co.
  4.25%, 8/15/08                                                            (e)775              803
Mohawk Industries, Inc.
  6.50%, 4/15/07                                                               320              354
News America, Inc.
  4.75%, 3/15/10                                                    $        1,320   $        1,369
Nexen, Inc.
  5.05%, 11/20/13                                                              665              680
Pemex Project Funding Master Trust
  7.875%, 2/1/09                                                               890            1,030
  8.00%, 11/15/11                                                            1,080            1,262
  9.125%, 10/13/10                                                             710              873
Raytheon Co.
  4.85%, 1/15/11                                                               350              364
  6.75%, 8/15/07                                                               470              529
  8.30%, 3/1/10                                                                520              639
Safeway, Inc.
  6.15%, 3/1/06                                                              2,237            2,400
Schering-Plough Corp.
  5.30%, 12/1/13                                                               470              491
Southwest Airlines Co.
  5.496%, 11/1/06                                                              520              558
Target Corp.
  7.50%, 2/15/05                                                               715              751
TCI Communications, Inc.
  8.00%, 8/1/05                                                                525              566
Telecom Italia Capital S.A.
  4.00%, 11/15/08                                                           (e)640              655
Time Warner, Inc.
  6.125%, 4/15/06                                                            1,835            1,978
  6.15%, 5/1/07                                                                670              737
Union Pacific Corp.
  3.625%, 6/1/10                                                               480              475
  5.84%, 5/25/04                                                               500              503
  6.79%, 11/9/07                                                             1,590            1,805
UnitedHealth Group, Inc.
  5.20%, 1/17/07                                                               115              124
  7.50%, 11/15/05                                                              985            1,073
Verizon Global Funding Corp.
  6.125%, 6/15/07                                                            1,695            1,876
  7.25%, 12/1/10                                                             1,140            1,345
Waste Management, Inc.
  6.875%, 5/15/09                                                            1,760            2,013
Wellpoint Health Networks, Inc.
  6.375%, 6/15/06                                                              770              839
Weyerhaeuser Co.
  6.00%, 8/1/06                                                                 60               65
  6.125%, 3/15/07                                                              505              553
  6.75%, 3/15/12                                                             2,530            2,862
---------------------------------------------------------------------------------------------------
                                                                                             96,582
===================================================================================================
SOVEREIGN (0.8%)
Province of Quebec
  5.50%, 4/11/06                                                             1,645            1,767
  6.125%, 1/22/11                                                              845              969
United Mexican States
  8.375%, 1/14/11                                                            2,385            2,905
  8.625%, 3/12/08                                                            1,265            1,513
---------------------------------------------------------------------------------------------------
                                                                                              7,154
===================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

LIMITED DURATION PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (32.9%)
U.S. Treasury Notes
  4.625%, 5/15/06                                                   $       13,000   $       13,816
  5.625%, 2/15/06                                                           72,900           78,476
  5.75%, 11/15/05                                                           15,000           16,049
  6.00%, 8/15/04                                                            18,000           18,340
  6.50%, 8/15/05                                                            20,000           21,427
  6.75%, 5/15/05                                                            48,500           51,507
  7.25%, 8/15/04                                                            55,000           56,293
  7.875%, 11/15/04                                                          22,000           22,932
---------------------------------------------------------------------------------------------------
                                                                                            278,840
===================================================================================================
UTILITIES (1.2%)
Appalachian Power Co.
  3.60%, 5/15/08                                                             1,015            1,025
Columbus Southern Power Co.
  4.40%, 12/1/10                                                               860              880
Consolidated Natural Gas Co.
  5.375%, 11/1/06                                                            2,890            3,101
Duke Energy Corp.
  4.50%, 4/1/10                                                                795              826
Entergy Gulf States, Inc.
  3.60%, 6/1/08                                                                445              444
Exelon Corp.
  6.75%, 5/1/11                                                                735              842
Pacific Gas & Electric Co.
  3.60%, 3/1/09                                                              1,670            1,680
Panhandle Eastern Pipe Line Co.
  2.75%, 3/15/07                                                            (e)255              255
Ras Laffan Liquefied Natural Gas Co., Ltd.
  7.628%, 9/15/06                                                           (e)248              264
Southern California Edison Co.
  5.00%, 1/15/14                                                               165              170
Wisconsin Electric Power Co.
  4.50%, 5/15/13                                                               530              535
---------------------------------------------------------------------------------------------------
                                                                                             10,022
===================================================================================================
  TOTAL FIXED INCOME SECURITIES (COST $870,267)                                             880,913
===================================================================================================

                                                                            SHARES
---------------------------------------------------------------------------------------------------
PREFERRED STOCK (0.1%)
MORTGAGES -- OTHER (0.1%)
Home Ownership Funding Corp.
  13.331% (COST $795)                                                     (e)1,800              862
===================================================================================================

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.0%)
REPURCHASE AGREEMENT (1.8%)
J.P. Morgan Securities, Inc.,
  0.97% dated 3/31/04, due 4/1/04,
  repurchase price $14,979                                          $    (f)14,979   $       14,979
---------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES (0.2%)
U.S. Treasury Bills
  0.95%, 7/15/04                                                            (j)650              648
  0.98%, 9/23/04                                                          (j)1,200            1,195
---------------------------------------------------------------------------------------------------
                                                                                              1,843
===================================================================================================
  TOTAL SHORT-TERM INVESTMENTS (COST $16,822)                                                16,822
===================================================================================================
TOTAL INVESTMENTS (106.1%)(COST $887,884)                                                   898,597
===================================================================================================

                                                                            AMOUNT
                                                                             (000)
---------------------------------------------------------------------------------------------------
OTHER ASSETS (0.9%)
  Cash                                                                           1
  Interest Receivable                                                        7,822
  Receivable for Investments Sold                                                8
  Other                                                                         17            7,848
---------------------------------------------------------------------------------------------------
LIABILITIES (-7.0%)
  Payable for Forward Commitments                                         (53,951)
  Payable for Investments Purchased                                        (4,418)
  Due to Broker                                                              (623)
  Payable for Investment Advisory Fees                                       (603)
  Payable for Administrative Fees                                             (66)
  Payable for Custodian Fees                                                  (11)
  Payable for Trustees' Fees and Expenses                                      (6)
  Other Liabilities                                                           (12)         (59,690)
---------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                    $      846,755
===================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                      $      844,663
Undistributed (Distributions in Excess of) Net
  Investment Income                                                                             942
Accumulated Net Realized Gain (Loss)                                                        (7,100)
Unrealized Appreciation (Depreciation) on:
  Investments                                                                                10,713
  Futures Contracts                                                                         (2,463)
---------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $      846,755
===================================================================================================
INSTITUTIONAL CLASS:
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 79,711,409 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                 $        10.62
===================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

LIMITED DURATION PORTFOLIO

(e)     144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2004.
(i)     Security is subject to delayed delivery.
(j) All or a portion of the security was pledged to cover margin requirements for futures contracts.
TBA     To be announced

================================================================================
FUTURES CONTRACTS:
  The Portfolio had the following futures contract(s) open at period end:

                                                                                NET
                                                                             UNREALIZED
                               NUMBER                                       APPRECIATION
                                 OF            VALUE         EXPIRATION    (DEPRECIATION)
                              CONTRACTS        (000)            DATE            (000)
-----------------------------------------------------------------------------------------
LONG:
  Euro Dollar
    Long Bond                   300            $74,123        Jun - 04        $   179

  U.S. Treasury
    2 yr. Note                  389             83,702        Jun - 04            563

SHORT:
  U.S. Treasury
    5 yr. Note                  813             92,326        Jun - 04         (1,419)

  U.S. Treasury
    10 yr. Note                 694             80,092        Jun - 04         (1,786)
                                                                              -------
                                                                              $(2,463)
                                                                              =======
=========================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS

MUNICIPAL PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (103.2%)
MUNICIPAL BONDS (90.1%)
Allegheny County, PA Hospital Development
  Authority Revenue Bonds
    9.25%, 11/15/15                                                 $        1,300   $        1,438
Allegheny County, PA Industrial Development
  Authority Revenue Bonds
    4.75%, 12/1/32                                                             525              574
Austin, TX Convention Enterprises, Inc.,
  Revenue Bonds
    6.70%, 1/1/28                                                              400              426
Austin, TX Water & Wastewater System
  Revenue Bonds (MBIA)
    5.25%, 11/15/13                                                          4,100            4,668
Badger TOB Asset Securitization Corp.,
  WI, Revenue Bonds
    6.125%, 6/1/27                                                           1,350            1,307
Beaver County Industrial Development
  Authority, PA Pollution Control Revenue Bonds
    4.65%, 6/1/33                                                              750              753
Berks County, PA (FGIC)
  Zero Coupon, 5/15/19-11/15/20                                              2,250            1,077
Brazos River Authority, TX Pollution Collateral
  Revenue Bonds
    5.40%, 10/1/29                                                             325              350
Brunswick County, NC, General
  Obligation Bonds (FGIC)
    5.00%, 5/1/17                                                            1,700            1,847
Bucks County, PA Industrial Development
  Authority Revenue Bonds, Grand View Hospital
  SAVRS (AMBAC)
    0.91%, 7/3/12                                                            1,650            1,650
Bucks County, PA Water & Sewer Authority
  Revenue Bonds (FGIC)
    5.50%, 2/1/08                                                               45               47
Butler & Sedgwick Counties, KS Unified
  School District (FSA)
    5.85%, 9/1/17                                                            1,375            1,590
California State Department of Water Resources
  Power Supply Revenue Bonds
    5.25%, 5/1/12                                                            2,200            2,502
California State Department Water Reserve
  Power Supply Revenue Bond SAVRS
    0.93%, 5/1/22                                                            3,000            3,000
California State General Obligation Bonds
    5.25%, 2/1/14                                                            1,375            1,504
Camden Industrial Development Board, AL
  Revenue Bonds
    1.00%, 12/1/24                                                             625              675
Carbon County, PA Industrial Development
  Authority Revenue Bonds
    6.65%, 5/1/10                                                              325              355
Carrollton, TX General Obligation Bonds (FSA)
    5.125%, 8/15/16                                                          1,470            1,614
Center Township, PA Sewer Authority
  Revenue Bonds (MBIA)
    Zero Coupon, 4/15/17                                            $          615   $          343
Charleston County, SC Hospital Facilities
  Revenue Bonds (University Medical Association)
  SAVRS
    0.918%, 11/15/24                                                         4,150            4,150
Chelsea, MA Lease Revenue Bonds SAVRS
    0.92%, 6/13/23                                                           3,000            3,000
Cherokee County, GA School Systems,
  General Obligation Bonds (MBIA)
    5.00%, 8/1/13                                                            1,000            1,129
Chicago, IL General Obligation Bonds (FGIC)
  Zero Coupon, 1/1/19                                                        4,000            1,993
Chicago, IL Park District General
  Obligation Bonds (FGIC)
    4.70%, 1/1/20                                                            3,000            3,080
Chicago, IL Wastewater Transmission
  Revenue Bonds (MBIA)
    5.50%, 1/1/20                                                            1,650            1,893
Children's Trust Fund Revenue Bonds
    5.375%, 5/15/33                                                          2,030            1,999
    5.75%, 7/1/20                                                            1,095            1,221
City of New York, Series B SAVRS
    0.95%, 10/1/20                                                           4,000            4,000
Clark County, WA School District General
  Obligation Bonds (FSA)
    5.00%, 6/1/13                                                            2,500            2,812
Clear Creek, TX Independent School District
  (PSFG)
    4.50%, 2/15/20                                                           2,000            2,022
    5.65%, 2/15/19                                                           1,000            1,126
Cleveland, OH Airport Special Revenue Bonds
    5.50%, 12/1/08                                                             750              678
Colorado E470 Public Highway Authority
  Revenue Bonds (MBIA)
    Zero Coupon, 9/1/29                                                     18,900            5,088
Colorado Educational & Cultural Facilities
  Authority Revenue Bonds (MBIA)
    4.375%, 3/1/14                                                           1,400            1,485
    4.50%, 3/1/15                                                            1,600            1,695
    4.60%, 3/1/16                                                            1,000            1,056
Colorado Health Facilities Authority
  Revenue Bonds
    Zero Coupon, 7/15/20                                                     1,000              455
Cook County, IL School District General
  Obligation Bonds (MBIA)
    Zero Coupon, 12/1/22                                                     4,125            1,631
Corpus Christi, TX Business & Job Development
  Corp. (AMBAC)
    4.875%, 9/1/20                                                           2,745            2,862
    5.00%, 9/1/21                                                            1,590            1,683
Council Rock, PA School District General
  Obligation Bonds (MBIA)
    5.00%, 11/15/19                                                          1,285            1,367

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

MUNICIPAL PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Cranberry Township, PA (FGIC)
    4.80%, 12/1/18                                                  $        1,310   $        1,373
Crandall, TX Independent School District
  General Obligation Bonds
    Zero Coupon, 8/15/19 - 8/15/21                                           4,315            1,902
Crisp County Development Authority
    5.55%, 2/1/15                                                              200              218
Crown Point, IN Multi-School Building Corp.
  Revenue Bonds (MBIA)
    Zero Coupon, 1/15/24                                                     5,200            1,905
Cypress-Fairbanks, TX Independent
  School District
    4.55%, 2/15/17                                                           1,400            1,452
    4.80%, 2/15/19                                                           1,650            1,711
Dallas, TX Area Rapid Transit Sales Tax
  Revenue Bonds (FGIC)
    4.80%, 12/1/20                                                           2,800            2,896
    4.90%, 12/1/21                                                           1,800            1,869
Delaware County, PA Industrial Development
  Authority Revenue Bonds
    6.50%, 1/1/08                                                              200              219
Delta County, MI Economic Development Corp.
  Revenue Bonds
    6.25%, 4/15/27                                                             450              476
Denton, TX Utility System Revenue Bonds
  (AMBAC)
    5.00%, 12/1/16                                                           1,865            2,028
Detroit, MI City School District General
  Obligation Bonds (FGIC)
    5.15%, 5/1/22                                                            2,500            2,675
Director of the State of Nevada Department of
  Business & Industry Revenue Bonds
    5.625%, 12/1/26                                                          1,100            1,159
Director of the State of Nevada Department of
  Business & Industry Revenue Bonds (AMBAC)
    Zero Coupon, 1/1/21 - 11/1/23                                            3,845            1,580
District of Columbia, George Washington
  University SAVRS
    0.92%, 4/1/21                                                            3,000            3,000
District of Columbia, George Washington
  University Revenue Bonds (MBIA)
    5.50%, 10/1/14                                                           1,500            1,742
Dover, PA Area School District (FGIC)
  5.00%, 4/1/16                                                              1,000            1,085
Eagle, IN - Union Middle School Building
  Revenue Bonds (AMBAC)
    4.90%, 7/5/16                                                            1,000            1,066
    5.00%, 7/5/17                                                            1,500            1,618
Eanes, TX Independent School District General
  Obligation Bonds
    4.80%, 8/1/19                                                            1,365            1,421
    4.875%, 8/1/20                                                           1,525            1,587
East Porter County, IN School Building Corp.
  Revenue Bonds (MBIA)
    4.70%, 7/15/12                                                           1,025            1,089
Edgewood, TX Independent School District
  (PSFG)
    4.75%, 8/15/16                                                  $        1,310   $        1,381
    4.85%, 8/15/17                                                             880              926
Edinburg, TX Consolidated Independent School
  District General Obligation Bonds
    4.55%, 2/15/17                                                           2,465            2,552
Elizabeth Forward, PA School District (MBIA)
  Zero Coupon, 9/1/11                                                        1,250              967
Essex County, NJ Utility Authority Revenue Bonds
  (FSA)
    4.80%, 4/1/14                                                            1,005            1,063
Everett, WA Water & Sewer Revenue Bonds
    5.00%, 7/1/13 - 7/1/14                                                   3,340            3,736
Fort Wayne, IN Hospital Authority Hospital
  Revenue Bonds (MBIA)
    4.70%, 11/15/11                                                          1,100            1,183
Frisco, TX Independent School District (PSFG)
    Zero Coupon, 8/15/20 - 8/15/22                                           6,260            2,663
Geneva, IL Industrial Development
  Revenue Bonds (FSA)
    4.80%, 5/1/19                                                            1,705            1,774
    4.90%, 5/1/20                                                              700              730
Georgetown County, SC Pollution Control
  Facility Revenue Bonds
    5.125%, 2/1/12                                                             725              788
Georgia State Housing & Financing Authority
  (FHA)
    5.875%, 12/1/19                                                              5                5
Girard Area, PA School District (FGIC)
    Zero Coupon, 10/1/18 - 10/1/19                                             950              502
Grand Prairie, TX Independent School District
  General Obligation Bonds
    Zero Coupon, 2/15/14                                                     2,240            1,490
Granite City, Madison County, IL Disposal
  Revenue Bonds SAVRS
    5.00%, 5/1/27                                                              700              722
Grapevine, TX Certificates of Obligation (FGIC)
    5.75%, 8/15/17                                                           1,000            1,145
Hawaii State Certificate of Participation (AMBAC)
    4.80%, 5/1/12                                                            1,275            1,365
Hillsborough County, FL, Industrial Development
  Authority Pollution Control Revenue Bonds
    4.00%, 5/15/18                                                           1,625            1,665
Houston, TX Water & Sewer System
  Revenue Bonds (FSA)
    5.50%, 12/1/25                                                          12,350            4,052
Illinois Development Finance Authority
  Revenue Bonds (FGIC)
    Zero Coupon, 12/1/09                                                     2,000            1,689
Illinois Development Finance Authority, Solid
  Waste Disposal Revenue Bonds
    5.85%, 2/1/07                                                              110              119
Illinois Educational Facilities Authority SAVRS
    0.95%, 4/1/28                                                            3,000            3,000

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

MUNICIPAL PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Illinois Health Facilities Authority
  Revenue Bonds (MBIA)
    5.00%, 11/15/12                                                 $        1,000   $        1,079
Illinois Health Facilities Authority Revenue Bonds
  SAVRS (AMBAC)
    0.939%, 9/16/24                                                          3,000            3,000
Indiana State University Revenue Bonds (FGIC)
    5.20%, 10/1/12                                                           1,640            1,820
Indiana Transportation Finance Authority
  Highway Revenue Bonds (AMBAC)
    Zero Coupon, 12/1/16                                                     1,695              969
Indianapolis, IN Airport Authority Revenue Bonds
    7.10%, 1/15/17                                                             375              389
Intermountain Power Agency, UT Power Supply
  Revenue Bonds
    Zero Coupon, 7/1/17                                                      1,750              957
Irving, TX Independent School District General
  Obligation Bonds
    Zero Coupon, 2/15/13                                                     1,945            1,372
Kane & De Kalb Counties, IL Community Unit
  School District (AMBAC)
    Zero Coupon, 12/1/09                                                       725              613
Kent State University, OH Revenue Bonds SAVRS
  (MBIA)
    0.90%, 5/1/32                                                            3,000            3,000
King County, WA General Obligation Bonds (MBIA)
    5.00%, 12/1/19                                                           1,075            1,144
Lake County, IL Community Consolidated School
  District General Obligation Bonds (MBIA)
    Zero Coupon, 12/1/19 - 12/1/21                                          12,775            5,693
Lakeview, MI Public School District General
  Obligation Bonds
    5.00%, 5/1/16                                                            1,060            1,148
Leander, TX Independent School District General
  Obligation Bonds
    4.85%, 8/15/20                                                           1,160            1,203
Long Island, NY Power Authority Electric System
  Revenue Bonds (FSA)
    Zero Coupon, 12/1/29                                                     3,700            2,269
Long Island, NY Power Authority Electric System
  Revenue Bonds SAVRS (FSA)
    0.90%, 6/1/16                                                            3,500            3,500
Los Angeles County Calif Met Trans Authority
  Sales Tax Revenue SAVRS
    0.90%, 7/1/25                                                            3,000            3,000
Madison & Jersey Counties, IL Unit School
  District General Obligation Bonds (FSA)
    Zero Coupon, 12/1/20                                                     2,900            1,291
Maricopa County Arizona Pollution Control
    2.90%, 6/1/35                                                            1,600            1,585
Maryland State Economic Development Corp.,
  Revenue Bonds
    7.50%, 12/1/14                                                             350              342
Massachusetts State College Building Authority
  Project Revenue Bonds
    5.375%, 5/1/15                                                  $        1,635   $        1,866
Massachusetts State Development Financing
  Agency Resource Recovery Revenue Bonds
    6.90%, 12/1/29                                                             250              292
Massachusetts State Health & Educational
  Facilities Authority Revenue Bonds (MBIA)
    5.75%, 10/1/22                                                           3,000            3,000
Massachusetts State Health & Educational
  Facilities Authority Revenue Bonds (AMBAC)
    4.80%, 7/1/12                                                            1,665            1,777
Massachusetts State Water Reserve Authority
  Revenue Bonds SAVRS (AMBAC)
    0.95%, 4/1/29                                                            5,400            5,400
Maury County, TN Industrial Development Board
  Solid Waste Disposal Revenue Bonds
    6.30%, 8/1/18                                                            1,075            1,149
McKinney, TX Independent School District
  General Obligation Bonds
    4.75%, 2/15/20                                                           1,155            1,190
Memphis-Shelby County, TN Airport Authority
  Special Facilities Revenue Bonds, Federal
  Express Corp.
    5.00%, 9/1/09                                                              850              923
Metropolitan Pier & Exposition Authority, IL
  Dedicated State Tax Revenue Bonds (MBIA)
    Zero Coupon, 6/15/20 - 12/15/23                                          5,175            2,257
Michigan City, IN Area-Wide School Building Corp.
  Revenue Bonds (FGIC)
    Zero Coupon, 1/15/17 - 1/15/20                                           6,750            3,502
Midland, TX Independent School District General
  Obligation Bonds (FGIC)
    5.95%, 3/1/18                                                            1,225            1,414
Midland, TX Independent School District General
  Obligation Bonds (PSFG)
    Zero Coupon, 8/15/06                                                       750              719
Milwaukee, WI Sewer Revenue Bonds (AMBAC)
    4.875%, 6/1/19                                                           2,070            2,158
    5.00%, 6/1/20                                                            1,170            1,235
Minneapolis & St. Paul, MN Metropolitan
  Airports Commission
    6.50%, 4/1/25                                                              405              383
Montgomery County, PA Industrial Development
  Authority Pollution Control Revenue Bonds
    5.20%, 10/1/30                                                             850              863
Montour, PA School District (MBIA)
  Zero Coupon, 1/1/13                                                          300              215
Morton Grove, IL (FGIC)
    4.50%, 12/1/13                                                           1,480            1,546
Nassau County, NY Improvement Bonds (FSA)
    6.00%, 3/1/17                                                            1,275            1,480
Nevada Housing Division (FHA)
    5.30%, 4/1/28                                                              325              329
    5.70%, 10/1/27                                                              30               30

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

MUNICIPAL PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
New Jersey Economic Development Authority
  Revenue Bonds
    Zero Coupon, 4/1/12                                             $          625   $          472
New Orleans, LA Audubon Commission General
  Obligation Bonds (FSA)
    5.00%, 10/1/13                                                           1,695            1,914
New York City, NY Industrial Development Agency
  Revenue Bonds (FSA)
    6.00%, 11/1/15                                                           1,820            1,901
New York State Dormitory Authority
  Revenue Bonds (FGIC)
    5.10%, 2/15/11                                                           1,250            1,372
New York State Dormitory Authority
  Revenue Bonds (FSA)
    5.10%, 2/15/11                                                             825              906
New York State Energy SAVRS
    0.94%, 7/1/15                                                            5,000            5,000
Noblesville, IN High School Building Corp.
  (AMBAC)
    Zero Coupon, 2/15/19                                                     1,850              915
North Carolina Municipal Power Agency, Electric
  Revenue Bonds
    6.625%, 1/1/10                                                             850            1,002
North Harris, TX Montgomery Community College
  District General Obligation Bonds (FGIC)
    4.90%, 2/15/21                                                           1,825            1,890
North Side, IN High School Building Corp.
  Revenue Bonds (FSA)
    5.25%, 7/15/13                                                           2,910            3,321
North Slope Borough, AK (MBIA)
    Zero Coupon, 6/30/12                                                     2,900            2,124
Northside, TX Independent School District
  General Obligation Bonds
    4.90%, 8/1/21                                                            1,850            1,912
Ohio Air Quality Development Authority SAVRS
    0.95%, 10/1/27                                                           3,960            3,960
Ohio State Solid Waste Revenue
    4.25%, 4/1/33                                                              700              682
Okemos, MI Public School District (MBIA)
  Zero Coupon, 5/1/15                                                          900              567
Orange County, FL Health Facilities Authority
    9.50%, 10/15/26                                                          3,000            3,000
Orange County, FL Housing & Finance Authority
  Single Family Mortgage Revenue Bonds
    5.10%, 9/1/27                                                               90               91
Ouachita Parish, LA West Ouachita Parish School
  District Revenue Bonds (MBIA)
    4.70%, 9/1/14                                                            1,020            1,085
Pearland, TX Independent School District
    4.875%, 2/15/19                                                          1,425            1,485
    4.90%, 2/15/20                                                           1,505            1,566
Penn Hills Municipality, PA
    Zero Coupon, 6/1/12 - 12/1/13                                            2,115            1,465
Pennsylvania Convention Center Authority
    6.25%, 9/1/04                                                               55               56
Pennsylvania Convention Center Authority (FGIC)
    6.70%, 9/1/16                                                   $          500   $          627
Pennsylvania Housing & Finance Authority
    5.35%, 10/1/08                                                              60               61
    5.55%, 10/1/12                                                             130              132
Pennsylvania State Financing Authority School
  Revenue Bonds, Aliquippa School District
    Zero Coupon, 6/1/12                                                        685              492
Pennsylvania State Public School Building
  Authority, Marple Newtown School District
  Project Revenue Bonds (MBIA)
    4.60%, 3/1/15                                                            1,065            1,127
    4.70%, 3/1/16                                                              715              754
Philadelphia, PA Authority For Industrial
  Development Special Facilities Revenue Bonds,
  Doubletree Hotel
    6.50%, 10/1/27                                                             320              326
Philadelphia, PA Hospital Authority
  Revenue Bonds
    10.875%, 7/1/08                                                             80               88
Philadelphia, PA Hospitals & Higher Education
  FacilitiesAuthority Revenue Bonds
    6.15%, 7/1/05                                                               50               53
Philadelphia, PA Water & Wastewater Revenue
  Bonds (FGIC)
    5.15%, 6/15/04                                                              50               50
Pittsburgh, PA Stadium Authority Lease
  Revenue Bonds
    6.50%, 4/1/11                                                              185              212
Port Authority, NY & NJ Special Obligation
  Revenue Bonds
    7.00%, 10/1/07                                                             500              522
Richardson, TX Hotel Occupancy Certificates of
  Obligation (FGIC)
    5.75%, 2/15/17                                                           1,405            1,596
Richland County, SC Revenue Bonds
    6.10%, 4/1/23                                                              725              785
Rio Grande City, TX Consolidated Independent
  School District General Obligation Bonds
    4.45%, 8/15/20                                                           1,245            1,254
Robinson Township, PA Municipal Authority
    6.90%, 5/15/18                                                             105              126
Rockport, IN Pollution Control Revenue Bonds
  SAVRS
    4.90%, 6/1/25                                                              455              475
Ross County, Ohio Hospital Revenue Bonds
  SAVRS
    0.95%, 12/1/31                                                           4,000            4,000
Saginaw Valley State University, MI Revenue
  Bonds SAVRS
    0.90%, 7/1/31                                                            3,000            3,000
Saginaw, MI Hospital Financing Authority Revenue
  Bonds (MBIA)
    5.375%, 7/1/19                                                           1,265            1,359

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

MUNICIPAL PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Sam Rayburn, TX Municipal Power Agency
  Revenue Bonds
    6.00%, 10/1/21                                                  $          650   $          692
San Antonio County, TX Parking System Revenue
  Bonds (AMBAC)
    5.50%, 8/15/17                                                             700              784
Sanger, TX Independent School District General
  Obligation Bonds
    Zero Coupon, 2/12/19 - 2/15/22                                           4,265            1,898
Santa Ana, CA Unified School District General
  Obligation Bonds (FGIC)
    Zero Coupon, 8/1/19 - 8/1/20                                             5,475            2,586
Savannah, GA Economic Development Authority
  Revenue Bonds
    7.40%, 4/1/26                                                              310              317
Scranton-Lackawanna, PA Health & Welfare
  Authority Revenue Bonds
    6.625%, 7/1/09                                                              80               90
Seattle, WA Refunding & Public Improvement
  Bonds General Obligation Bonds
    4.60%, 12/1/21                                                           2,500            2,542
Southeastern Area Schools, PA Revenue Bonds
    Zero Coupon, 10/1/06                                                       590              558
Spring, TX Independent School District General
  Obligation Bonds (PSFG)
    5.00%, 8/15/19                                                           1,760            1,869
Steel Valley, PA School District, Allegheny County
  General Obligation Bonds
    Zero Coupon, 11/1/11- 11/1/17                                            1,820            1,207
Stroudsberg, PA Area District School (FSA)
    4.90%, 4/1/20                                                            1,110            1,160
Texas Department of Housing & Community
  Revenue Bonds (FSA)
    5.45%, 3/1/21                                                               10               10
Texas State Turnpike Authority Revenue Bonds
  (AMBAC)
    Zero Coupon, 8/15/18                                                     5,700            2,903
Thurston & Pierce Counties Community Schools,
  WA General Obligation Bonds
    3.95%, 12/1/14                                                           1,735            1,776
Tobacco Settlement Authority of Washington,
  Asset Backed Bonds
    6.50%, 6/1/26                                                              995              982
Tobacco Settlement Financing Corp., LA, Asset
  Backed Bonds
    5.50%, 5/15/30                                                           1,350            1,225
Tobacco Settlement Financing Corp., NJ, Asset
  Backed Bonds
    4.375%, 6/1/19                                                           1,000              985
Tobacco Settlement Financing Corp., RI, Asset
  Backed Bonds
    6.00%, 6/1/23                                                            1,575            1,502
Toledo-Lucas County, OH Port Authority
  Revenue Bonds
    6.45%, 12/15/21                                                            900            1,010
Tomball, TX Independent School District (PSFG)
    4.75%, 2/15/15                                                  $        1,205   $        1,277
University of Arkansas Revenue Bonds (FSA)
    4.90%, 12/1/19                                                           2,315            2,428
University of North Texas Board of Regents
  (FGIC)
    4.875%, 4/15/20                                                          2,250            2,334
Upper Darby Township, PA (AMBAC)
    Zero Coupon, 7/15/11                                                       525              408
Utah County, UT Environmental Improvement
  Revenue Bonds
    5.05%, 11/1/17                                                             170              188
Utah State Water Finance Agency (AMBAC)
    4.625%, 10/1/20                                                          2,500            2,554
Valparaiso, IN Middle Schools Building Corp.
  Revenue Bonds (MBIA)
    4.50%, 7/15/18                                                           1,370            1,403
    4.60%, 7/15/19                                                           1,630            1,669
Vancouver, WA Water & Sewer
  Revenue Bonds (MBIA)
    4.60%, 6/1/13                                                            1,000            1,045
Virginia State Peninsula Regional Jail Authority
    5.00%, 10/1/12 - 10/1/13                                                 2,705            3,031
Waco, TX Educational Finance Corp.
  Revenue Bonds Series B SAVRS
    0.95%, 2/1/32                                                            2,850            2,850
Warren, MI Consolidated School District
  General Obligation Bonds
    4.15%, 5/1/14                                                            1,000            1,041
    4.25%, 5/1/15                                                            1,440            1,492
Washington State Health Care Facilities
  Authority Revenue Bonds (AMBAC)
    4.70%, 10/1/11                                                           1,075            1,150
    5.125%, 11/15/11                                                         1,000            1,096
Washington State Health Care Facilities
  (Fred Hutchinson) SAVRS
    0.92%, 1/1/32                                                            3,500            3,500
Washington State Recreational Facilities (FGIC)
    Zero Coupon, 1/1/17                                                      6,900            3,869
Washoe County, NV General Obligation Bonds
  (FSA)
    Zero Coupon, 7/1/18                                                      4,235            2,169
Wayne State University, MI Revenue Bonds
  SAVRS
    0.92%, 11/15/32                                                          5,000            5,000
West Ottawa, MI Public School District
  General Obligation Bonds
    5.00%, 5/1/21                                                            1,680            1,777
West Virginia University Revenue Bonds (AMBAC)
    Zero Coupon, 4/1/22 - 4/1/24                                             2,000              779
Winnebago County, IL School District General
  Obligation Bonds (FSA)
    Zero Coupon, 1/1/14                                                      3,600            2,406
Wisconsin Housing & Economic Development
  Authority Home Ownership Revenue Bonds
    5.125%, 9/1/26                                                             740              752

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

MUNICIPAL PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Wisconsin State Health & Educational Facilities
  Authority (AMBAC)
    5.625%, 2/15/12                                                 $        1,000   $        1,155
York County, PA Hospital Authority Revenue
  Bonds SAVRS (AMBAC)
    0.93%, 7/1/21                                                            4,050            4,050
Ypsilanti, MI School District General
  Obligation Bonds (FGIC)
    4.70%, 5/1/12                                                            1,115            1,191
---------------------------------------------------------------------------------------------------
                                                                                            334,270
===================================================================================================
AGENCY FIXED RATE MORTGAGES (9.5%)
Federal National Mortgage Association,
  April TBA
    6.50%, 4/25/33                                                       (i)33,600           35,301
---------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (1.1%)
Federal Home Loan Mortgage Corporation
    Inv Fl IO
    8.01%, 4/15/25                                                              16              @--
    IO
    6.00%, 4/15/32                                                           4,972              506
    6.50%, 3/15/33                                                           1,859              290
Federal National Mortgage Association
    Inv Fl IO
    7.01%, 12/25/29                                                            508               28
    7.91%, 3/25/23                                                           1,389              186
    IO
    6.00%, 5/25/33--7/25/33                                                  9,970            1,522
    6.50%, 7/1/31--5/25/33                                                   4,928              732
    7.00%, 3/1/32--4/25/33                                                   2,497              363
    8.00%, 5/1/30--6/1/30                                                      755              122
Government National Mortgage Association
    Inv Fl IO
    6.856%, 12/16/25                                                         1,072              110
    6.91%, 5/16/32                                                           1,092              102
    7.456%, 4/16/19                                                          1,454              180
    7.46%, 12/16/29                                                            621               76
---------------------------------------------------------------------------------------------------
                                                                                              4,217
===================================================================================================
FINANCE (0.0%)
iStar Financial, Inc.
    7.00%, 3/15/08                                                             155              169
---------------------------------------------------------------------------------------------------
INDUSTRIALS (2.0%)
Abitibi-Consolidated, Inc.
    8.55%, 8/1/10                                                              450              493
    8.85%, 8/1/30                                                              405              413
Allied Waste North America
    8.50%, 12/1/08                                                             195              219
AT&T Corp.
    8.75%, 11/15/31                                                            700              828
Avnet, Inc.
    9.75%, 2/15/08                                                              95              111
Bowater Canada Finance Corp.
    7.95%, 11/15/11                                                            855              916
FMC Corp.
    10.25%, 11/1/09                                                 $           65   $           77
Ford Motor Co.
    6.625%, 10/1/28                                                            834              769
Hilton Hotels Corp.
    7.625%, 12/1/12                                                            390              450
Hyatt Equities LLC
    6.875%, 6/15/07                                                         (e)360              391
Owens-Brockway Glass Containers
    7.75%, 5/15/11                                                             330              347
    8.75%, 11/15/12                                                             85               93
Smithfield Foods, Inc.
    7.75%, 5/15/13                                                              90               99
    8.00%, 10/15/09                                                            380              427
Starwood Hotels & Resorts Worldwide, Inc.
    7.375%, 5/1/07                                                             100              109
    7.875%, 5/1/12                                                             245              278
Tenet Healthcare Corp.
    7.375%, 2/1/13                                                             625              567
Toys R Us, Inc.
    7.375%, 10/15/18                                                           315              310
Xerox Corp.
    7.125%, 6/15/10                                                            315              335
---------------------------------------------------------------------------------------------------
                                                                                              7,232
===================================================================================================
UTILITIES (0.5%)
GulfTerra Energy Partners LP
    8.50%, 6/1/10                                                              277              322
Nevada Power Co.
    9.00%, 8/15/13                                                          (e)320              361
PSEG Energy Holdings LLC
    7.75%, 4/16/07                                                             645              685
Texas-New Mexico Power Co.
    6.25%, 1/15/09                                                             295              314
---------------------------------------------------------------------------------------------------
                                                                                              1,682
===================================================================================================
    TOTAL FIXED INCOME SECURITIES (COST $363,331)                                           382,871
---------------------------------------------------------------------------------------------------

                                                                            SHARES
---------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (6.3%)
MONEY MARKET FUND (4.0%)
Dreyfus Basic Municipal Money Market Fund                               14,803,648           14,804
---------------------------------------------------------------------------------------------------

                                                                              FACE
                                                                            AMOUNT
                                                                             (000)
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.8%)
J.P. Morgan Securities, Inc.,
  0.97%, dated 3/31/04, due 4/1/04,
  repurchase price $6,704                                           $     (f)6,704            6,704
---------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.5%)
U.S. Treasury Bills
    0.95%, 07/15/04                                                         (j)800              798
    0.98%, 09/23/04                                                       (j)1,000              995
---------------------------------------------------------------------------------------------------
                                                                                              1,793
===================================================================================================
    TOTAL SHORT-TERM INVESTMENTS (COST $23,301)                                              23,301
===================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

MUNICIPAL PORTFOLIO

                                                                                              VALUE
                                                                                              (000)
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (109.5%) (COST $386,632)                                           $      406,172
===================================================================================================

                                                                            AMOUNT
                                                                             (000)
---------------------------------------------------------------------------------------------------
OTHER ASSETS (1.0%)
  Cash                                                              $           21
  Interest Receivable                                                        2,883
  Due from Broker                                                              657
  Net Unrealized Appreciation on Swap Agreements                               157
  Receivable for Investments Sold                                              135
  Dividends Receivable                                                           7
  Other                                                                          9            3,869
---------------------------------------------------------------------------------------------------
LIABILITIES (-10.5%)
  Payable for Forward Commitments                                         (35,281)
  Payable for Investments Purchased                                        (2,700)
  Interest Payable for Swap Agreements                                       (702)
  Payable for Investment Advisory Fees                                       (345)
  Payable for Administrative Fees                                             (32)
  Payable for Custodian Fees                                                   (5)
  Payable for Trustees' Fees and Expenses                                      (4)
  Other Liabilities                                                           (14)         (39,083)
---------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                    $      370,958
===================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                      $      353,428
Undistributed (Distributions in Excess of) Net
  Investment Income                                                                             171
Accumulated Net Realized Gain (Loss)                                                        (2,282)
Unrealized Appreciation (Depreciation) on:
  Investments                                                                                19,540
  Futures Contracts                                                                            (56)
  Swap Agreements                                                                               157
---------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $      370,958
===================================================================================================
INSTITUTIONAL CLASS:
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 29,388,928 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                 $        12.62
===================================================================================================

(e)     144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(i)     Security is subject to delayed delivery.
(j) All or a portion of the security was pledged to cover margin requirements for futures contracts.
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2004.
@       Value/Face Amount is less than $500.
IO      Interest Only
TBA     To be announced
AMBAC   Ambac Assurance Corporation
FGIC    Financial Guaranty Insurance Company
FHA     Federal Housing Administration
FSA     Financial Security Assurance Inc.
MBIA    MBIA Insurance Corporation
PSFG    Permanent School Fund Guaranteed
SAVRS   Semi-Annual Variable Rate Security

================================================================================
FUTURES CONTRACTS:
  The Portfolio had the following futures contract(s) open at period end:

                                                                                          NET
                                                                                       UNREALIZED
                              NUMBER                                                  APPRECIATION
                                OF                  VALUE               EXPIRATION   (DEPRECIATION)
                             CONTRACTS              (000)                  DATE          (000)
---------------------------------------------------------------------------------------------------
LONG:
  U.S. Treasury
    10 yr. Note                310                $35,776               Jun - 04         $482

SHORT:
  U.S. Treasury
    2 yr. Note                  37                  7,961               Jun - 04          (31)

  U.S. Treasury
    5 yr. Note                 160                 18,170               Jun - 04         (298)

  U.S. Treasury
    Long Bond                   72                  8,213               Jun - 04         (209)
                                                                                        -----
                                                                                        $ (56)
                                                                                        =====
===================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS

BALANCED PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (33.8%)
AGENCY ADJUSTABLE RATE MORTGAGES (0.7%)
Government National Mortgage Association,
  Adjustable Rate Mortgages:
    4.375%, 2/20/25-1/20/28                                         $        1,308   $        1,332
    4.625%, 11/20/25-12/20/27                                                  409              420
---------------------------------------------------------------------------------------------------
                                                                                              1,752
===================================================================================================
AGENCY FIXED RATE MORTGAGES (18.2%)
Federal Home Loan Mortgage Corporation,
  Conventional Pools:
    10.00%, 9/1/17                                                              85               94
    10.50%, 8/1/19-12/1/19                                                     207              236
    11.00%, 5/1/20-9/1/20                                                       97              110
    12.00%, 3/1/15                                                              77               88
  Gold Pools:
    6.50%, 9/1/22                                                              719              757
    7.50%, 8/1/20-11/1/32                                                    1,734            1,867
    8.00%, 2/1/21-8/1/31                                                     1,300            1,406
    9.50%, 12/1/22                                                              90              101
    10.00%, 12/1/19                                                            140              158
  April TBA
    6.00%, 4/1/34                                                         (i)3,700            3,846
  May TBA
    5.00%, 5/1/19                                                           (i)900              924
Federal National Mortgage Association,
  Conventional Pools:
    6.50%, 9/1/31-1/1/33                                                     6,356            6,680
    7.00%, 3/1/18-7/1/32                                                     3,511            3,727
    7.50%, 10/1/29-6/1/32                                                    2,267            2,430
    8.00%, 2/1/30-4/4/32                                                     1,520            1,646
    8.50%, 5/1/30-12/1/30                                                    1,113            1,205
    9.50%, 11/1/20-4/1/30                                                      788              883
    10.00%, 1/1/10-1/1/20                                                      105              120
    10.50%, 12/1/16-4/1/22                                                     509              575
    11.50%, 11/1/19                                                              8                9
    12.50%, 9/1/15                                                              34               40
  April TBA
    5.00%, 4/1/19                                                         (i)1,625            1,671
    5.50%, 4/1/19-4/1/34                                                  (i)5,000            5,178
    6.50%, 4/1/34                                                         (i)7,200            7,565
  May TBA
    4.50%, 5/1/19                                                         (i)1,700            1,716
    5.50%, 5/1/34                                                         (i)1,950            1,993
Government National Mortgage Association,
  Various Pools:
    9.50%, 10/15/18-11/15/21                                                   227              255
    10.00%, 11/15/09-12/15/21                                                  727              824
    10.50%, 2/15/20-12/15/20                                                   162              185
    11.00%, 1/15/19                                                            142              163
  April TBA
    6.50%, 4/1/34                                                           (i)975            1,029
    7.00%, 4/1/34                                                           (i)975            1,039
---------------------------------------------------------------------------------------------------
                                                                                             48,520
===================================================================================================
ASSET BACKED CORPORATES (1.3%)
Centex Home Equity Corp.
    1.833%, 9/25/19                                                 $       (g)400   $          401
Citibank Credit Card Issuance Trust
    6.90%, 10/15/07                                                            900              972
Ford Credit Auto Owner Trust
    1.62%, 8/15/05                                                             181              182
Harley-Davidson Eaglemark Motorcycle Trust
    3.02%, 9/15/06                                                              28               28
Harley-Davidson Motorcycle Trust
    1.56%, 5/15/07                                                             220              220
Honda Auto Receivables Owner Trust
    1.46%, 9/19/05                                                             418              418
Lehman ABS Manufactured Housing Contract
    3.01%, 3/15/10                                                              94               92
MBNA Master Credit Card Trust
    7.80%, 10/15/12                                                            900            1,107
Whole Auto Loan Trust
    1.88%, 6/15/05                                                             145              146
---------------------------------------------------------------------------------------------------
                                                                                              3,566
===================================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (0.5%)
Federal Home Loan Mortgage Corporation
  Inv Fl IO
    7.46%, 10/15/29                                                            383               27
    41.625%, 11/15/07                                                           30               12
  Inv Fl IO PAC
    7.439%, 2/15/08                                                            339               23
  Inv Fl IO REMIC
    6.875%, 10/15/08                                                           559               41
  Inv Fl IO REMIC PAC
    8.475%, 3/15/08                                                            208               16
    IO
    5.00%, 6/15/17                                                             653               61
    6.50%, 3/15/33                                                             518               81
    7.50%, 12/1/29                                                             369               53
    8.00%, 1/1/28-7/1/31                                                       106               17
Federal National Mortgage Association
  Inv Fl IO
    6.439%, 10/25/07                                                           538               29
    6.46%, 2/17/31                                                           1,016              107
    7.49%, 3/18/30                                                             244               17
  IO
    5.00%, 2/25/15                                                             935               58
    5.50%, 6/25/26                                                           1,253               76
    6.00%, 8/25/32-7/25/33                                                     748              109
    6.50%, 7/1/31-5/25/33                                                      663               98
    7.00%, 4/25/33                                                             395               57
    8.00%, 4/1/24-8/1/31                                                     1,391              222
    9.00%, 11/1/26                                                             123               16
    IO PAC
    8.00%, 8/18/27                                                             270               43
    PAC
    8.50%, 9/25/20                                                              39               43

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

BALANCED PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL
  SERIES (CONT'D)
Government National Mortgage Association
  Inv Fl IO
  6.91%, 4/16/29                                                    $          863   $           79
  7.51%, 8/16/29                                                               540               56
---------------------------------------------------------------------------------------------------
                                                                                              1,341
===================================================================================================
FEDERAL AGENCY (0.3%)
Federal Home Loan Mortgage Corporation
  5.125%, 11/7/13                                                           (c)800              817
---------------------------------------------------------------------------------------------------
FINANCE (1.9%)
AIG SunAmerica Global Financing VI
  6.30%, 5/10/11                                                             (e)45               51
American General Corp.
  7.50%, 7/15/25                                                               300              374
Citigroup, Inc.
  5.625%, 8/27/12                                                           (c)140              153
Countrywide Home Loans, Inc.
  3.25%, 5/21/08                                                               150              150
EOP Operating LP
  6.763%, 6/15/07                                                               20               22
  7.50%, 4/19/29                                                               145              168
Farmers Insurance Exchange
  8.625%, 5/1/24                                                            (e)290              342
General Electric Capital Corp.
  4.25%, 12/1/10                                                             (c)80               82
  6.75%, 3/15/32                                                               120              139
Goldman Sachs Group, Inc.
  6.875%, 1/15/11                                                              250              291
Hartford Financial Services Group, Inc.
  2.375%, 6/1/06                                                                25               25
Household Finance Corp.
  5.875%, 2/1/09                                                               305              338
iStar Financial, Inc.
  7.00%, 3/15/08                                                                50               55
J.P. Morgan Chase & Co.
  7.00%, 11/15/09                                                              255              300
Mantis Reef Ltd.
  4.692%, 11/14/08                                                          (e)200              206
MBNA Corp.
  6.125%, 3/1/13                                                            (c)170              189
Nationwide Mutual Insurance Co.
  7.50%, 2/15/24                                                            (e)420              435
Newcourt Credit Group, Inc.
  6.875%, 2/16/05                                                              105              110
Prime Property Funding II
  7.00%, 8/15/04                                                            (e)255              260
Prudential Holdings LLC
  7.245%, 12/18/23                                                          (e)550              651
  8.695%, 12/18/23                                                          (e)160              211
Reckson Operating Partnership LP
  5.15%, 1/15/11                                                                75               77
Rouse Co. (The)
  3.625%, 3/15/09                                                               45               45
  5.375%, 11/26/13                                                              25               26
Washington Mutual, Inc.
  8.25%, 4/1/10                                                     $          100   $          122
World Financial Properties
  6.91%, 9/1/13                                                             (e)336              381
---------------------------------------------------------------------------------------------------
                                                                                              5,203
===================================================================================================
INDUSTRIALS (4.0%)
Abitibi-Consolidated, Inc.
  8.55%, 8/1/10                                                                100              109
  8.85%, 8/1/30                                                                 95               97
Aetna, Inc.
  7.875%, 3/1/11                                                               185              225
Albertson's, Inc.
  7.50%, 2/15/11                                                                65               76
Allied Waste North America
  6.50%, 11/15/10                                                            (e)15               15
  8.50%, 12/1/08                                                                55               62
Altria Group, Inc.
  7.00%, 11/4/13                                                             (c)60               66
  7.75%, 1/15/27                                                                75               84
Amerada Hess Corp.
  7.875%, 10/1/29                                                              130              148
AT&T Corp.
  8.75%, 11/15/31                                                              155              183
AT&T Wireless Services, Inc.
  8.75%, 3/1/31                                                                 55               72
Avaya, Inc.
  11.125%, 4/1/09                                                               37               44
Avnet, Inc.
  9.75%, 2/15/08                                                                30               35
BAT International Finance plc
  4.875%, 2/25/09                                                              115              148
Bowater Canada Finance Corp.
  7.95%, 11/15/11                                                              210              225
Cendant Corp.
  7.375%, 1/15/13                                                               55               65
Clear Channel Communications, Inc.
  7.65%, 9/15/10                                                                65               77
Comcast Corp.
  6.50%, 1/15/15                                                             (a)35               39
Conoco, Inc.
  6.95%, 4/15/29                                                               130              152
Constellation Energy Group, Inc.
  7.60%, 4/1/32                                                                 60               72
Consumer's Energy Co.
  4.00%, 5/15/10                                                                50               50
  4.80%, 2/17/09                                                                80               84
  5.375%, 4/15/13                                                               25               26
Continental Airlines, Inc.
  6.648%, 9/15/17                                                           (c)311              304
D.R. Horton, Inc.
  6.875%, 5/1/13                                                             (c)85               95
DaimlerChrysler N.A. Holding Corp.
  7.30%, 1/15/12                                                            (c)150              173
  8.50%, 1/18/31                                                               105              130

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

BALANCED PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Deutsche Telekom International Finance BV
  8.75%, 6/15/30                                                    $          115   $          151
Echostar DBS Corp.
  6.375%, 10/1/11                                                           (e)115              123
Electronic Data Systems Corp.
  6.00%, 8/1/13                                                                 55               53
  7.125%, 10/15/09                                                           (c)50               53
Federated Department Stores, Inc.
  6.625%, 9/1/08                                                               100              113
FedEx Corp.
  2.65%, 4/1/07                                                              (e)75               75
FMC Corp.
  10.25%, 11/1/09                                                               25               30
Ford Motor Co.
  6.625%, 10/1/28                                                              345              318
Ford Motor Credit Corp.
  7.25%, 10/25/11                                                           (c)160              174
  7.375%, 10/28/09                                                              90               99
France Telecom S.A.
  7.00%, 12/23/09                                                               50               71
General Motors Acceptance Corp.
  4.50%, 7/15/06                                                             (c)70               72
  6.875%, 9/15/11                                                              140              152
  8.00%, 11/1/31                                                            (c)230              255
Glencore Nickel Property Ltd.
  9.00%, 12/1/14                                                         (b)(d)320              @--
GTE Corp.
  6.94%, 4/15/28                                                               200              218
Harrah's Operating Co., Inc.
  8.00%, 2/1/11                                                                 95              114
HCA, Inc.
  7.58%, 9/15/25                                                               115              122
  9.00%, 12/15/14                                                              150              186
Health Net, Inc.
  8.375%, 4/15/11                                                              155              191
Hilton Hotels Corp.
  7.625%, 12/1/12                                                           (c)130              150
Honeywell International, Inc.
  6.125%, 11/1/11                                                           (c)105              118
Hutchison Whampoa International Ltd.
  6.50%, 2/13/13                                                             (e)85               91
Hyatt Equities LLC
  6.875%, 6/15/07                                                           (e)125              136
ICI Wilmington, Inc.
  4.375%, 12/1/08                                                               65               67
Inco Ltd.
  7.20%, 9/15/32                                                                40               46
  7.75%, 5/15/12                                                               120              145
International Paper Co.
  4.25%, 1/15/09                                                                90               92
Iron Mountain, Inc.
  6.625%, 1/1/16                                                                30               29
  7.75%, 1/15/15                                                                90               95
Kennametal, Inc.
  7.20%, 6/15/12                                                    $          105   $          117
Kerr-McGee Corp.
  5.875%, 9/15/06                                                               35               38
  7.875%, 9/15/31                                                               95              113
Key Energy Services, Inc.
  6.375%, 5/1/13                                                                40               41
Kraft Foods, Inc.
  5.625%, 11/1/11                                                               60               65
  6.25%, 6/1/12                                                                 45               51
Kroger Co.
  7.50%, 4/1/31                                                              (a)40               47
Lenfest Communications, Inc.
  7.625%, 2/15/08                                                              180              206
Lockheed Martin Corp.
  7.75%, 5/1/26                                                                 75               93
Marathon Oil Corp.
  6.80%, 3/15/32                                                                65               73
MGM Mirage, Inc.
  8.50%, 9/15/10                                                            (c)125              147
Miller Brewing Co.
  4.25%, 8/15/08                                                             (e)90               93
Mohawk Industries, Inc.
  7.20%, 4/15/12                                                                80               93
News America Holdings, Inc.
  7.75%, 2/1/24                                                                195              231
Nexen, Inc.
  5.05%, 11/20/13                                                               80               82
Olivetti Finance N.V.
  5.875%, 1/24/08                                                               50               67
Owens-Brockway Glass Containers
  7.75%, 5/15/11                                                                60               63
  8.75%, 11/15/12                                                               60               66
Packaging Corp. of America
  5.75%, 8/1/13                                                                 60               63
Pemex Project Funding Master Trust
  9.125%, 10/13/10                                                              95              117
Petro Canada
  4.00%, 7/15/13                                                                25               24
  5.35%, 7/15/33                                                                65               60
Pulte Homes, Inc.
  6.375%, 5/15/33                                                               30               30
  7.875%, 8/1/11                                                                35               42
Raytheon Co.
  8.30%, 3/1/10                                                                 60               74
Sappi Papier Holding AG
  6.75%, 6/15/12                                                             (e)70               79
Schering-Plough Corp.
  5.30%, 12/1/13                                                                55               58
Sealed Air Corp.
  5.625%, 7/15/13                                                            (e)90               95
Smithfield Foods, Inc.
  7.75%, 5/15/13                                                                25               28
  8.00%, 10/15/09                                                           (c)110              123

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

BALANCED PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Sprint Capital Corp.
  8.375%, 3/15/12                                                   $        (c)75   $           92
  8.75%, 3/15/32                                                                15               19
Starwood Hotels & Resorts Worldwide, Inc.
  7.875%, 5/1/12                                                               130              148
Station Casinos, Inc.
  6.00%, 4/1/12                                                              (e)75               78
Systems 2001 Asset Trust LLC
  6.664%, 9/15/13                                                           (e)200              225
Tenet Healthcare Corp.
  6.875%, 2/15/13                                                              105               87
  7.375%, 2/1/13                                                             (c)30               27
Time Warner Cos., Inc.
  7.57%, 2/1/24                                                                 95              110
Time Warner, Inc.
  6.625%, 5/15/29                                                              115              121
Toys R Us, Inc.
  7.375%, 10/15/18                                                           (c)90               89
Tricon Global Restaurants
  8.875%, 4/15/11                                                               40               50
Tyco International Group S.A.
  5.80%, 8/1/06                                                                 20               21
  6.375%, 10/15/11                                                              85               93
Verizon Global Funding Corp.
  7.75%, 12/1/30                                                             (c)70               85
Waste Management, Inc.
  7.375%, 5/15/29                                                              190              221
Weyerhaeuser Co.
  6.00%, 8/1/06                                                                 65               70
  6.75%, 3/15/12                                                            (c)135              153
Xerox Corp.
  7.125%, 6/15/10                                                            (c)90               96
---------------------------------------------------------------------------------------------------
                                                                                             10,659
===================================================================================================
MORTGAGES -- OTHER (0.0%)
American Housing Trust
  9.125%, 4/25/21                                                               25               25
First Federal Savings & Loan Association
  8.75%, 6/1/06                                                                @--                1
Ryland Acceptance Corp. IV
  6.65%, 7/1/11                                                                 17               17
---------------------------------------------------------------------------------------------------
                                                                                                 43
===================================================================================================
SOVEREIGN (0.3%)
Republic of Colombia
  10.75%, 1/15/13                                                               75               90
United Mexican States
  8.30%, 8/15/31                                                               195              230
  8.375%, 1/14/11                                                              335              408
---------------------------------------------------------------------------------------------------
                                                                                                728
===================================================================================================
U.S. TREASURY SECURITIES (5.9%)
U.S. Treasury Bond
  6.125%, 8/15/29                                                           (c)650              771
U.S. Treasury Note
3.875%, 2/15/13                                                     $     (c)1,000   $        1,014
U.S. Treasury Strips
  IO
  4.567%, 2/15/17-2/15/22                                                    1,150              576
  4.611%, 5/15/16                                                              500              290
  4.899%, 2/15/19                                                              900              438
  4.953%, 5/15/20                                                         (c)2,475            1,113
  4.961%, 5/15/19                                                           (c)800              383
  4.976%, 2/15/20                                                            4,035            1,843
  5.001%, 11/15/19                                                          (c)300              139
  5.035%, 2/15/21                                                         (c)2,975            1,276
  5.036%, 8/15/20                                                              550              243
  5.078%, 11/15/21                                                        (c)2,300              940
  5.089%, 5/15/21                                                         (c)8,670            3,654
  5.108%, 11/15/22                                                          (c)575              222
  5.122%, 8/15/22                                                            1,200              470
  5.147%, 2/15/23                                                              750              285
  5.158%, 11/15/23                                                          (c)750              273
U.S. Treasury Strips
  PO
  5/15/21                                                                    2,875            1,222
  11/15/21                                                                   1,300              535
---------------------------------------------------------------------------------------------------
                                                                                             15,687
===================================================================================================
UTILITIES (0.7%)
Appalachian Power Co.
  5.95%, 5/15/33                                                                45               45
Cincinnati Gas & Electric Co.
  5.40%, 6/15/33                                                                30               28
Columbus Southern Power Co.
  6.60%, 3/1/33                                                                 65               72
Detroit Edison Co.
  6.35%, 10/15/32                                                               30               33
DPL, Inc.
  8.25%, 3/1/07                                                                 70               74
Entergy Gulf States, Inc.
  3.60%, 6/1/08                                                                 45               45
Exelon Corp.
  6.75%, 5/1/11                                                                 60               69
FirstEnergy Corp.
  6.45%, 11/15/11                                                              110              121
  7.375%, 11/15/31                                                              25               28
GulfTerra Energy Partners LP
  6.25%, 6/1/10                                                                 55               60
  8.50%, 6/1/10                                                                 80               93
Monongahela Power Co.
  5.00%, 10/1/06                                                                60               61
Nevada Power Co.
  9.00%, 8/15/13                                                             (e)70               79
Nisource Finance Corp.
  7.625%, 11/15/05                                                              70               76
Ohio Edison Co.
  5.45%, 5/1/15                                                                 85               87
Ohio Power Co.
  6.60%, 2/15/33                                                                30               33

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

BALANCED PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
UTILITIES (CONT'D)
Pacific Gas & Electric Co.
  6.05%, 3/1/34                                                     $          105   $          107
Panhandle Eastern Pipe Line Co.
  2.75%, 3/15/07                                                             (e)25               25
PSEG Energy Holdings LLC
  7.75%, 4/16/07                                                                75               80
  8.625%, 2/15/08                                                               65               70
Ras Laffan Liquefied Natural Gas Co., Ltd.
  8.294%, 3/15/14                                                           (e)145              175
Reliant Energy Resources Corp.
  7.75%, 2/15/11                                                                65               74
Southern California Edison Co.
  5.00%, 1/15/14                                                                20               21
Texas Eastern Transmission LP
  7.00%, 7/15/32                                                             (c)70               79
Texas-New Mexico Power Co.
  6.25%, 1/15/09                                                                65               69
TXU Corp.
  6.375%, 6/15/06                                                               45               49
TXU Energy Co.
  7.00%, 3/15/13                                                                65               75
Wisconsin Electric Power Co.
  5.625%, 5/15/33                                                               25               25
Wisconsin Energy Corp.
  6.20%, 4/1/33                                                                 35               36
---------------------------------------------------------------------------------------------------
                                                                                              1,889
===================================================================================================
  TOTAL FIXED INCOME SECURITIES (COST $89,029)                                               90,205
===================================================================================================

                                                                            SHARES
---------------------------------------------------------------------------------------------------
COMMON STOCKS (57.0%)
AUTOMOBILES & Components (0.3%)
Delphi Corp.                                                                    50                1
Ford Motor Co.                                                                 100                1
Honda Motor Co., Ltd. ADR                                                   21,830              505
Magna International, Inc.                                                    5,340              423
---------------------------------------------------------------------------------------------------
                                                                                                930
===================================================================================================
Banks (2.4%)
AmSouth Bancorp.                                                             2,480               58
Bank of America Corp.                                                        8,182              663
Bank One Corp.                                                              12,660              690
BB&T Financial Corp.                                                           950               34
Charter One Financial, Inc.                                                  1,223               43
Comerica, Inc.                                                               4,340              236
Countrywide Financial Corp.                                                    510               49
Fannie Mae                                                                  13,870            1,031
Fifth Third Bancorp.                                                         2,110              117
Freddie Mac                                                                 14,840              877
Golden West Financial Corp.                                                    520               58
KeyCorp.                                                                       640               19
Marshall & Ilsley Corp.                                                      1,370               52
MGIC Investment Corp.                                                        1,225               79
National City Corp.                                                          2,320               83

                                                                                              VALUE
                                                                            SHARES            (000)
---------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                          10,070   $          558
Regions Financial Corp.                                                      1,910               70
SouthTrust Corp.                                                             2,100               70
SunTrust Banks, Inc.                                                           910               63
Synovus Financial Corp.                                                      2,020               49
U.S. Bancorp                                                                12,490              345
Union Planters Corp.                                                         1,070               32
Wachovia Corp.                                                               9,940              467
Washington Mutual, Inc.                                                      4,010              171
Wells Fargo & Co.                                                            9,120              517
---------------------------------------------------------------------------------------------------
                                                                                              6,431
===================================================================================================
CAPITAL GOODS (3.4%)
3M Co.                                                                      10,600              868
American Power Conversion Corp.                                              2,050               47
American Standard Cos., Inc.                                                (a)550               63
Boeing Co. (The)                                                             5,550              228
Caterpillar, Inc.                                                            2,500              198
Cooper Industries, Inc., Class A                                               850               49
Danaher Corp.                                                                1,100              103
Deere & Co.                                                                  1,550              107
Dover Corp.                                                                  1,550               60
Eaton Corp.                                                                  1,300               73
Emerson Electric Co.                                                         2,850              171
General Dynamics Corp.                                                       1,200              107
General Electric Co.                                                       114,275            3,488
Honeywell International, Inc.                                                6,000              203
Illinois Tool Works, Inc.                                                    2,200              174
Ingersoll-Rand Co., Class A                                                  5,550              375
ITT Industries, Inc.                                                           550               42
Lockheed Martin Corp.                                                        2,750              125
Masco Corp.                                                                  3,150               96
Molex, Inc.                                                                    250                8
Northrop Grumman Corp.                                                       3,800              374
Paccar, Inc.                                                                 1,325               75
Parker-Hannifin Corp.                                                        6,840              386
Raytheon Co.                                                                 2,750               86
Rockwell Automation, Inc.                                                    7,530              261
Rockwell Collins, Inc.                                                       1,300               41
Textron, Inc.                                                                2,680              142
Tyco International Ltd.                                                     23,800              682
United Technologies Corp.                                                    6,140              530
W.W. Grainger, Inc.                                                            750               36
---------------------------------------------------------------------------------------------------
                                                                                              9,198
===================================================================================================
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Apollo Group, Inc., Class A                                               (a)4,500              388
Avery Dennison Corp.                                                           850               53
Cendant Corp.                                                                7,300              178
Cintas Corp.                                                                 1,300               57
Equifax, Inc.                                                               18,680              482
H&R Block, Inc.                                                              1,200               61
Pitney Bowes, Inc.                                                           1,850               79
Robert Half International, Inc.                                           (a)1,950               46
Waste Management, Inc.                                                       4,050              122
---------------------------------------------------------------------------------------------------
                                                                                              1,466
===================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

BALANCED PORTFOLIO

                                                                                              VALUE
                                                                            SHARES            (000)
---------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS (4.6%)
A.G. Edwards, Inc.                                                           4,970   $          194
American Express Co.                                                        22,450            1,164
Bank of New York Co., Inc. (The)                                            14,740              464
Bear Stearns Co., Inc. (The)                                                 2,100              184
Capital One Financial Corp.                                                  6,873              519
Charles Schwab Corp. (The)                                                  14,551              169
Citigroup, Inc.                                                             82,425            4,261
Franklin Resources, Inc.                                                     7,280              405
Goldman Sachs Group, Inc.                                                   10,020            1,046
J.P. Morgan Chase & Co.                                                     14,250              598
Lehman Brothers Holdings, Inc.                                              12,267            1,017
MBNA Corp.                                                                  15,534              429
Mellon Financial Corp.                                                       2,040               64
Merrill Lynch & Co., Inc.                                                   20,320            1,210
Moody's Corp.                                                                1,720              122
Northern Trust Corp.                                                           970               45
Piper Jaffray Cos.                                                          (a)153                8
Principal Financial Group                                                    4,670              166
SLM Corp.                                                                      300               13
State Street Corp.                                                           3,680              192
---------------------------------------------------------------------------------------------------
                                                                                             12,270
===================================================================================================
ENERGY (5.4%)
Amerada Hess Corp.                                                             370               24
Anadarko Petroleum Corp.                                                     4,870              253
Apache Corp.                                                                 7,986              345
Baker Hughes, Inc.                                                          10,860              396
BJ Services Co.                                                           (a)5,740              248
BP plc ADR                                                                  15,700              804
Burlington Resources, Inc.                                                   5,850              372
ChevronTexaco Corp.                                                         17,926            1,574
ConocoPhillips, Inc.                                                        18,573            1,297
Devon Energy Corp.                                                           2,400              140
EOG Resources, Inc.                                                          2,710              124
Exxon Mobil Corp.                                                          129,391            5,381
Halliburton Co.                                                              7,784              237
Kerr-McGee Corp.                                                               200               10
Marathon Oil Corp.                                                           7,420              250
Nabors Industries Ltd.                                                      (a)650               30
Occidental Petroleum Corp.                                                   9,034              416
Royal Dutch Petroleum Co.                                                    9,700              461
Schlumberger Ltd.                                                           19,440            1,241
Smith International, Inc.                                                 (a)4,600              246
Transocean, Inc.                                                          (a)4,590              128
Unocal Corp.                                                                 5,630              210
Valero Energy Corp.                                                          6,210              372
---------------------------------------------------------------------------------------------------
                                                                                             14,559
===================================================================================================
FOOD & STAPLES RETAILING (1.9%)
Albertson's, Inc.                                                            4,053               90
Costco Wholesale Corp.                                                    (a)5,001              188
Kroger Co.                                                                  28,758              478
Safeway, Inc.                                                             (a)5,002              103
Sysco Corp.                                                                  7,090              277
Wal-Mart Stores, Inc.                                                       57,944            3,458
Walgreen Co.                                                                10,889   $          359
---------------------------------------------------------------------------------------------------
                                                                                              4,953
===================================================================================================
FOOD, BEVERAGE & TOBACCO (4.0%)
Altria Group, Inc.                                                          36,010            1,961
Anheuser-Busch Cos., Inc.                                                   13,238              675
Archer-Daniels-Midland Co.                                                  10,602              179
Brown-Foreman, Inc.                                                          2,100              100
Cadbury Schweppes plc ADR                                                    9,980              321
Campbell Soup Co.                                                            6,620              181
Coca-Cola Co. (The)                                                         51,115            2,571
Coca-Cola Enterprises, Inc.                                                  7,303              176
ConAgra Foods, Inc.                                                          8,811              237
General Mills, Inc.                                                          5,967              279
Heinz (H.J.) Co.                                                             5,859              218
Hershey Foods Corp.                                                          2,064              171
Kellogg Co.                                                                  6,793              267
Kraft Foods, Inc., Class A                                                   9,010              288
Nestle S.A. ADR                                                           (a)3,590              229
Pepsi Bottling Group, Inc.                                                   4,140              123
PepsiCo, Inc.                                                               40,355            2,173
R.J. Reynolds Tobacco Holdings, Inc.                                         1,300               79
Sara Lee Corp.                                                              12,478              273
UST, Inc.                                                                    2,712               98
W.M. Wrigley Jr., Co.                                                        3,737              221
---------------------------------------------------------------------------------------------------
                                                                                             10,820
===================================================================================================
HEALTH CARE EQUIPMENT & SERVICES (3.3%)
Aetna, Inc.                                                                  2,310              207
AmerisourceBergen Corp., Class A                                             1,490               81
Anthem, Inc.                                                              (a)5,255              476
Applera Corp. - Applied Biosystems Group                                     2,400               47
Bausch & Lomb, Inc.                                                          9,590              575
Baxter International, Inc.                                                   8,650              267
Becton Dickinson & Co.                                                       3,770              183
Biomet, Inc.                                                                 3,890              149
Boston Scientific Corp.                                                  (a)18,340              777
C.R. Bard, Inc.                                                              1,000               98
Cardinal Health, Inc.                                                        6,360              438
Caremark Rx, Inc.                                                         (a)6,250              208
CIGNA Corp.                                                                  7,500              443
Express Scripts, Inc., Class A                                            (a)1,200               90
Guidant Corp.                                                                8,050              510
HCA, Inc.                                                                    7,100              288
Health Management Associates, Inc., Class A                                  4,000               93
Humana, Inc.                                                              (a)2,400               46
IMS Health, Inc.                                                             4,500              105
Manor Care, Inc.                                                             1,000               35
McKesson Corp.                                                               4,310              130
Medco Health Solutions, Inc.                                              (a)3,617              123
Medtronic, Inc.                                                             21,070            1,006
Millipore Corp.                                                             (a)500               26
Quest Diagnostics, Inc.                                                      1,500              124
St. Jude Medical, Inc.                                                    (a)4,360              314
Stryker Corp.                                                                2,960              262
Tenet Healthcare Corp.                                                   (a)18,340              205
UnitedHealth Group, Inc.                                                    13,540              873

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

BALANCED PORTFOLIO

                                                                                              VALUE
                                                                            SHARES            (000)
---------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES (CONT'D)
WellPoint Health Networks, Inc.                                           (a)2,300   $          262
Zimmer Holdings, Inc.                                                     (a)4,080              301
---------------------------------------------------------------------------------------------------
                                                                                              8,742
===================================================================================================
HOTELS, RESTAURANTS & LEISURE (1.8%)
Carnival Corp.                                                              15,650              703
GTECH Holdings Corp.                                                         3,620              214
Harrah's Entertainment, Inc.                                                   350               19
Hilton Hotels Corp.                                                         37,430              608
International Game Technology                                               12,850              578
Marriott International, Inc., Class A                                        4,850              207
McDonald's Corp.                                                            31,360              896
Starbucks Corp.                                                           (a)8,300              313
Starwood Hotels & Resorts Worldwide, Inc.                                   14,100              571
Wynn Resorts Ltd.                                                         (a)5,165              181
Yum! Brands, Inc.                                                        (a)10,290              391
---------------------------------------------------------------------------------------------------
                                                                                              4,681
===================================================================================================
HOUSEHOLD & PERSONAL PRODUCTS (1.3%)
Avon Products, Inc.                                                          2,595              197
Clorox Co.                                                                   2,517              123
Colgate Palmolive Co.                                                        5,892              325
Gillette Co. (The)                                                          11,078              433
Kimberly-Clark Corp.                                                        11,468              723
Proctor & Gamble Co.                                                        16,808            1,763
---------------------------------------------------------------------------------------------------
                                                                                              3,564
===================================================================================================
INSURANCE (2.6%)
ACE Ltd.                                                                     2,130               91
Aflac, Inc.                                                                  2,160               87
Allstate Corp. (The)                                                         7,440              338
Ambac Financial Group, Inc.                                                    950               70
American International Group, Inc.                                          30,630            2,186
Chubb Corp.                                                                 12,350              859
Hartford Financial Services Group, Inc.                                     13,330              849
John Hancock Financial Services, Inc.                                        2,550              111
Loews Corp.                                                                  1,920              113
Marsh & McLennan Cos., Inc.                                                  3,440              159
MBIA, Inc.                                                                   3,760              236
Metlife, Inc.                                                               11,720              418
Progressive Corp. (The)                                                      1,960              172
Prudential Financial, Inc.                                                  10,600              475
St. Paul Cos., Inc.                                                          2,960              118
Travelers Property Casualty Corp., Class A                                  29,600              508
Travelers Property Casualty Corp., Class B                                   5,395               93
XL Capital Ltd., Class A                                                       860               65
---------------------------------------------------------------------------------------------------
                                                                                              6,948
===================================================================================================
MATERIALS (2.4%)
Agnico-Eagle Mines Ltd.                                                      5,900               88
Barrick Gold Corp.                                                          43,000            1,017
Bayer AG ADR                                                                22,780              556
Dow Chemical Co. (The)                                                       8,110              327
Glamis Gold Ltd.                                                         (a)10,000              178
Goldcorp, Inc.                                                              14,100              209
Kinross Gold Corp.                                                          22,400              164
Meridian Gold, Inc.                                                       (a)7,700               94
Newmont Mining Corp.                                                        51,333   $        2,393
Phelps Dodge Corp.                                                        (a)4,647              379
Placer Dome, Inc.                                                           33,600              605
Temple-Inland, Inc.                                                          4,609              292
---------------------------------------------------------------------------------------------------
                                                                                              6,302
===================================================================================================
MEDIA (2.8%)
Clear Channel Communications, Inc.                                          29,960            1,269
Comcast Corp., Class A                                                      23,800              684
Gannett, Inc.                                                                3,300              291
Interpublic Group of Cos., Inc.                                          (a)19,590              301
Knight-Ridder, Inc.                                                            150               11
McGraw-Hill Cos., Inc. (The)                                                 2,350              179
New York Times Co., Class A                                                  2,050               91
News Corp., Ltd. ADR                                                         4,800              152
Omnicom Group, Inc.                                                          2,050              164
Time Warner, Inc.                                                        (a)92,713            1,563
Tribune Co.                                                                  3,600              182
Univision Communications, Inc., Class A                                  (a)13,580              448
Viacom, Inc., Class B                                                       24,150              947
Walt Disney Holding Co.                                                     46,170            1,154
---------------------------------------------------------------------------------------------------
                                                                                              7,436
===================================================================================================
PHARMACEUTICALS & BIOTECHNOLOGY (6.0%)
Abbott Labs, Inc.                                                           15,776              648
Allergan, Inc.                                                               3,160              266
Amgen, Inc.                                                              (a)23,053            1,341
AstraZeneca plc ADR                                                          6,080              284
Biogen Idec, Inc.                                                         (a)5,836              324
Bristol-Myers Squibb Co.                                                    69,081            1,674
Chiron Corp.                                                              (a)4,480              197
Eli Lilly & Co.                                                             15,720            1,052
Forest Laboratories, Inc., Class A                                        (a)4,310              309
Genentech, Inc.                                                           (a)2,100              222
Genzyme Corp.                                                             (a)3,900              183
Gilead Sciences, Inc.                                                     (a)1,475               82
Inamed Corp.                                                              (a)1,665               89
Johnson & Johnson                                                           38,210            1,938
King Pharmaceuticals, Inc.                                                (a)1,730               29
Medimmune, Inc.                                                           (a)2,970               69
Merck & Co., Inc.                                                           23,800            1,052
Pfizer, Inc.                                                               116,121            4,070
Roche Holding Ltd. ADR                                                    (a)5,420              529
Schering-Plough Corp.                                                       43,620              708
Teva Pharmaceutical Industries Ltd. ADR                                      3,300              209
Wyeth                                                                       18,767              705
---------------------------------------------------------------------------------------------------
                                                                                             15,980
===================================================================================================
REAL ESTATE (0.2%)
Equity Office Properties Trust REIT                                          9,410              272
Equity Residential Property Trust REIT                                       7,300              218
---------------------------------------------------------------------------------------------------
                                                                                                490
===================================================================================================
RETAILING (1.4%)
AutoZone, Inc.                                                               (a)50                4
Bed Bath & Beyond, Inc.                                                   (a)3,700              154

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

BALANCED PORTFOLIO

                                                                                              VALUE
                                                                            SHARES            (000)
---------------------------------------------------------------------------------------------------
RETAILING (CONT'D)
Chico's FAS, Inc.                                                         (a)4,131   $          192
CVS Corp.                                                                    4,320              152
eBay, Inc.                                                                (a)7,440              516
Family Dollar Stores, Inc.                                                      50                2
Federated Department Stores, Inc.                                               50                3
Home Depot, Inc.                                                             7,940              297
InterActiveCorp.                                                         (a)21,100              666
Kohl's Corp.                                                              (a)4,780              231
Lowe's Cos., Inc.                                                            5,450              306
Petsmart, Inc.                                                               8,900              243
RadioShack Corp.                                                                50                2
Sherwin-Williams Co. (The)                                                      50                2
Staples, Inc.                                                             (a)5,250              133
Target Corp.                                                                 9,978              449
Tiffany & Co.                                                                3,409              130
TJX Cos., Inc.                                                               4,650              114
---------------------------------------------------------------------------------------------------
                                                                                              3,596
===================================================================================================
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.9%)
Advanced Micro Devices, Inc.                                              (a)6,922              112
Altera Corp.                                                              (a)9,729              199
Analog Devices, Inc.                                                        12,592              605
Applied Materials, Inc.                                                  (a)22,738              486
Broadcom Corp., Class A                                                   (a)5,020              197
Intel Corp.                                                                 63,900            1,738
KLA-Tencor Corp.                                                          (a)1,310               66
Linear Technology Corp.                                                      9,408              348
LSI Logic Corp.                                                           (a)2,460               23
Marvell Technology Group Ltd.                                             (a)4,800              216
Maxim Integrated Products, Inc.                                              1,914               90
Micron Technology, Inc.                                                   (a)3,236               54
National Semiconductor Corp.                                              (a)1,253               56
Novellus Systems, Inc.                                                      (a)928               30
Teradyne, Inc.                                                            (a)1,055               25
Texas Instruments, Inc.                                                     24,478              715
Xilinx, Inc.                                                              (a)2,060               78
---------------------------------------------------------------------------------------------------
                                                                                              5,038
===================================================================================================
SOFTWARE & SERVICES (3.6%)
Accenture Ltd., Class A                                                  (a)21,750              539
Adobe Systems, Inc.                                                          6,638              262
Automatic Data Processing, Inc.                                             11,121              467
BMC Software, Inc.                                                        (a)4,677               91
Citrix Systems, Inc.                                                        (a)941               20
Computer Associates International, Inc.                                     10,275              276
Computer Sciences Corp.                                                   (a)3,719              150
Electronic Arts, Inc.                                                     (a)5,692              307
Electronic Data Systems Corp.                                                4,009               78
First Data Corp.                                                            14,717              621
Fiserv, Inc.                                                              (a)1,642               59
Intuit, Inc.                                                              (a)1,621               73
Mercury Interactive Corp.                                                 (a)7,420              332
Microsoft Corp.                                                            156,005            3,896
NCR Corp.                                                                   (a)504               22
Novell, Inc.                                                              (a)3,000   $           34
Oracle Corp.                                                             (a)58,801              706
Paychex, Inc.                                                                3,312              118
Peoplesoft, Inc.                                                          (a)3,180               59
Red Hat, Inc.                                                             (a)9,200              210
Sabre Holdings Corp., Class A                                                  931               23
Siebel Systems, Inc.                                                      (a)4,939               57
SunGard Data Systems, Inc.                                                (a)2,272               62
Symantec Corp.                                                            (a)2,700              125
Unisys Corp.                                                              (a)2,843               41
VERITAS Software Corp.                                                    (a)8,857              238
Yahoo!, Inc.                                                             (a)17,639              857
---------------------------------------------------------------------------------------------------
                                                                                              9,723
===================================================================================================
TECHNOLOGY, HARDWARE & EQUIPMENT (2.8%)
Agilent Technologies, Inc.                                                (a)2,718               86
Amphenol Corp., Class A                                                   (a)6,600              196
Apple Computer, Inc.                                                      (a)2,120               57
Avaya, Inc.                                                               (a)1,956               31
Cisco Systems, Inc.                                                      (a)83,824            1,972
Corning, Inc.                                                             (a)6,725               75
Dell, Inc.                                                               (a)28,019              942
EMC Corp.                                                                (a)30,150              410
Hewlett-Packard Co.                                                         30,744              702
International Business Machines Corp.                                        8,415              773
Jabil Circuit, Inc.                                                         (a)952               28
JDS Uniphase Corp.                                                        (a)9,366               38
Juniper Networks, Inc.                                                    (a)8,300              216
Lexmark International, Inc.                                                 (a)815               75
Lucent Technologies, Inc.                                                (a)18,736               77
Motorola, Inc.                                                              23,212              409
Network Appliance, Inc.                                                   (a)8,729              187
Nokia Oyj ADR, Class A                                                      19,500              396
QLogic Corp.                                                                (a)657               22
Qualcomm, Inc.                                                               8,462              562
Sanmina-SCI Corp.                                                         (a)1,148               13
Scientific-Atlanta, Inc.                                                     1,189               38
Solectron Corp.                                                           (a)4,649               26
Sun Microsystems, Inc.                                                   (a)19,034               79
Thermo Electron Corp.                                                       (a)962               27
Waters Corp.                                                                (a)740               30
Xerox Corp.                                                               (a)4,654               68
---------------------------------------------------------------------------------------------------
                                                                                              7,535
===================================================================================================
TELECOMMUNICATION SERVICES (2.9%)
Alltel Corp.                                                                 6,200              310
AT&T Corp.                                                                  14,385              282
AT&T Wireless Services, Inc.                                             (a)61,000              830
BellSouth Corp.                                                             33,650              932
CenturyTel, Inc.                                                             3,100               85
Nextel Communications, Inc., Class A                                     (a)19,050              471
Qwest Communications International, Inc.                                 (a)31,150              134
SBC Communications, Inc.                                                    66,550            1,633
Sprint Corp. (FON Group)                                                    37,400              689
Sprint Corp. (PCS Group)                                                 (a)19,250              177

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

BALANCED PORTFOLIO

                                                                                              VALUE
                                                                            SHARES            (000)
---------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (CONT'D)
Verizon Communications, Inc.                                                63,240   $        2,311
---------------------------------------------------------------------------------------------------
                                                                                              7,854
===================================================================================================
TRANSPORTATION (0.8%)
Burlington Northern Santa Fe Corp.                                           2,400               76
C.H. Robinson Worldwide, Inc.                                                4,785              199
CSX Corp.                                                                    1,650               50
FedEx Corp.                                                                  1,950              147
Norfolk Southern Corp.                                                      22,610              499
Southwest Airlines Co.                                                       5,450               77
Union Pacific Corp.                                                          6,710              401
United Parcel Service, Inc., Class B                                        10,700              747
---------------------------------------------------------------------------------------------------
                                                                                              2,196
===================================================================================================
UTILITIES (0.7%)
AES Corp. (The)                                                           (a)1,300               11
Ameren Corp.                                                                   200                9
American Electric Power Co., Inc.                                              950               31
Cinergy Corp.                                                                  350               14
Consolidated Edison, Inc.                                                    4,250              187
Constellation Energy Group, Inc.                                               400               16
Dominion Resources, Inc.                                                       650               42
DTE Energy Co.                                                                 200                8
Duke Energy Corp.                                                            1,800               41
Edison International Ltd.                                                    9,130              222
Entergy Corp.                                                                5,370              319
Exelon Corp.                                                                 4,760              328
FirstEnergy Corp.                                                            7,180              281
FPL Group, Inc.                                                                400               27
KeySpan Corp.                                                                  400               15
Kinder Morgan, Inc.                                                            300               19
Nisource, Inc.                                                                 550               12
PG&E Corp.                                                                  (a)700               20
PPL Corp.                                                                      400               18
Progress Energy, Inc.                                                          500               24
Public Service Enterprise Group, Inc.                                          500               23
Sempra Energy Co.                                                              500               16
Southern Co. (The)                                                             850               26
TXU Corp.                                                                      550               16
Williams Cos., Inc.                                                          1,100               11
Xcel Energy, Inc.                                                              700               12
---------------------------------------------------------------------------------------------------
                                                                                              1,748
===================================================================================================
  TOTAL COMMON STOCKS (COST $120,301)                                                       152,460
===================================================================================================
MUTUAL FUNDS (8.7%)
iShares MSCI Emerging Markets Index Fund                                    36,500            6,406
iShares MSCI EMU Index Fund                                                 70,700            4,303
iShares MSCI Hong Kong Index Fund                                          238,250            2,525
iShares MSCI Japan Index Fund                                              790,700            8,595
iShares S&P Europe 350 Index Fund                                           20,350            1,323
---------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS (COST $17,418)                                                          23,152
===================================================================================================
PREFERRED STOCK (0.1%)
MORTGAGES -- OTHER (0.1%)
Home Ownership Funding Corp.
  13.331% (COST $245)                                                       (e)500              240
---------------------------------------------------------------------------------------------------

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
STRUCTURED INVESTMENT (0.0%)
Morgan Guaranty Trust Co., 11/20/05; monthly
  payments equal to 1% per annum of the
  outstanding notional balance indexed to GNMA
  ARM pools (COST $374)                                             $        1,362   $           10
===================================================================================================
SHORT-TERM INVESTMENTS (12.1%)
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED
  SECURITIES (2.5%)
American Express Credit Corp.
  1.10%, 5/17/04                                                             (h)59               59
Beta Finance, Inc.
  1.08%, 6/16/04                                                            (h)275              275
Canadian Imperial Bank N.Y.
  1.11%, 8/3/04                                                              (h)98               98
Chase Credit Card Master Trust
  1.10%, 4/15/04                                                             (h)79               79
CIC N.Y.
  1.11%, 7/30/04                                                                98               98
CIT Group Holdings
  1.12%, 9/20/04                                                             (h)73               73
Credit Agricole Indosuez S.A., N.Y.
  1.07%, 3/4/05                                                             (h)283              283
Credit Suisse First Boston, N.Y.
  1.04%, 4/2/04                                                                177              177
Dresdner Bank, N.Y.
  1.05%, 4/20/04                                                               196              196
Federal National Mortgage Association
  1.13%, 4/14/04                                                                87               87
Jackson National Life Global Funding
  1.06%, 1/18/05                                                             (h)99               99
Landesbank Hessen-Thueringen, London
  1.50%, 11/19/04                                                               98               98
Links Finance LLC
  1.08%, 6/16/04                                                             (h)98               98
  1.09%, 5/24/04                                                            (h)157              157
Macquarie Bank Ltd.
  1.18%, 6/24/04                                                             (h)86               86
Natexis Banques Populaires, N.Y.
  1.21%, 12/20/04                                                           (h)157              157
Nationwide Building Society
  1.12%, 3/31/05                                                            (h)228              228
Sears Credit Card Account Master
  1.12%, 10/15/04                                                           (h)157              157
Societe Generale, London
  1.54%, 11/12/04                                                               98               98
Societe Generale, N.Y.
  1.07%, 3/3/05                                                             (h)190              190
Target Credit Card Master Trust
  1.12%, 7/26/04                                                            (h)155              155
UBS Securities LLC
  1.06%, 4/1/04                                                              3,092            3,092
Union Bank of Switzerland, Stamford
  1.13%, 12/20/04                                                              196              196
Wachovia Bank NA
  1.13%, 11/15/04                                                           (h)196              196

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

BALANCED PORTFOLIO

                                                                              FACE
                                                                            AMOUNT            VALUE
                                                                             (000)            (000)
---------------------------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED
  SECURITIES (CONT'D)
Westdeutsche Landesbank, N.Y.
  1.09%, 11/29/04                                                   $       (h)192   $          192
---------------------------------------------------------------------------------------------------
                                                                                              6,624
===================================================================================================
DISCOUNT NOTES (3.5%)
Federal Home Loan Bank
  0.98%, 4/23/04                                                             3,500            3,498
Federal National Mortgage Association
  0.99%, 6/2/04                                                              3,000            2,995
  1.02%, 4/21/04                                                             3,000            2,998
---------------------------------------------------------------------------------------------------
                                                                                              9,491
===================================================================================================
REPURCHASE AGREEMENT (5.8%)
J.P. Morgan Securities, Inc.,
  0.97%, dated 3/31/04, due 4/1/04,
  repurchase price $15,438                                               (f)15,438           15,438
---------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.3%)
U.S. Treasury Bills
  0.98%, 9/23/04                                                            (j)830              826
---------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $32,379)                                                32,379
===================================================================================================
TOTAL INVESTMENTS (111.7%) (COST $259,746) --
  INCLUDING $12,131 OF SECURITIES LOANED                                                    298,446
---------------------------------------------------------------------------------------------------

                                                                            AMOUNT
                                                                             (000)
---------------------------------------------------------------------------------------------------
OTHER ASSETS (4.4%)
  Cash                                                                          12
  Receivable for Forward Commitments                                         6,783
  Receivable for Investments Sold                                            2,684
  Due from Broker                                                            1,433
  Interest Receivable                                                          571
  Dividends Receivable                                                         215
  Other                                                                          9           11,707
---------------------------------------------------------------------------------------------------
LIABILITIES (-16.1%)
  Payable for Forward Commitments                                         (31,684)
  Collateral on Securities Loaned, at Value                                (6,624)
  Payable for Investments Purchased                                        (2,844)
  Net Unrealized Depreciation on Swap
    Agreements                                                               (721)
  Interest Payable for Swap Agreements                                       (411)
  Payable for Investment Advisory Fees                                       (311)
  Net Unrealized Depreciation on Foreign
    Currency Exchange Contracts                                              (264)
  Payable for Administrative Fees                                             (25)
  Payable for Custodian Fees                                                  (18)
  Payable for Trustees' Fees and Expenses                                     (13)
  Payable for Distribution Fees -- Adviser Class                              (13)
  Payable for Shareholder Servicing Fees --
    Investment Class                                                           (1)
  Other Liabilities                                                           (21)         (42,950)
---------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                    $      267,203
===================================================================================================

                                                                                             AMOUNT
                                                                                              (000)
---------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in Capital                                                                      $      319,628
Undistributed (Distributions in Excess of) Net
  Investment Income                                                                             443
Accumulated Net Realized Gain (Loss)                                                        (90,626)
Unrealized Appreciation (Depreciation) on:
  Investments                                                                                38,700
  Foreign Currency Exchange Contracts and Translations                                         (264)
  Futures Contracts                                                                              43
  Swap Agreements                                                                              (721)
---------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $      267,203
===================================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                                           $      204,435
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 18,532,112 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                 $        11.03
===================================================================================================
INVESTMENT CLASS:
NET ASSETS                                                                           $        3,020
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 274,180 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                 $        11.01
===================================================================================================
ADVISER CLASS:
NET ASSETS                                                                           $       59,748
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 5,425,608 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                 $        11.01
===================================================================================================

(a)     Non-income producing security
(b)     Issuer is in default.
(c)     All or a portion of security on loan at March 31, 2004.
(d) Security was valued at fair value -- At March 31, 2004, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets.
(e)     144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(g) Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2004. Maturity date disclosed is the ultimate maturity date.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2004.
(i)     Security is subject to delayed delivery.
(j) All or a portion of the security was pledged to cover margin requirements for futures contracts.
@       Value/Face Amount is less than $500.
ADR     American Depositary Receipt

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

BALANCED PORTFOLIO

Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2004.
IO      Interest Only
PO      Principal Only
PAC     Planned Amortization Class
REIT    Real Estate Investment Trust
REMIC   Real Estate Mortgage Investment Conduit
TBA     To be announced

================================================================================
FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                               NET
CURRENCY                                   IN                              UNREALIZED
   TO                                   EXCHANGE                          APPRECIATION
DELIVER        VALUE     SETTLEMENT       FOR                VALUE       (DEPRECIATION)
 (000)         (000)        DATE         (000)               (000)            (000)
---------------------------------------------------------------------------------------
EUR      112  $   138      4/26/04   US$          142       $   142          $    4
EUR      118      145      4/26/04   US$          149           149               4
US$   13,856   13,856     12/13/04   CNY      109,282        13,592           (264)
US$    6,919    6,919      6/17/04   EUR        5,621         6,911             (8)
              -------                                       -------          ------
              $21,058                                       $20,794          $(264)
              =======                                       =======          ======
=======================================================================================

CNY -- Chinese RenMinBi
EUR -- Euro
US$ -- U.S. Dollar

================================================================================
FUTURES CONTRACTS:
  The Portfolio had the following futures contract(s) open at period end:

                                                                                   NET
                                                                                UNREALIZED
                              NUMBER                                           APPRECIATION
                                OF                  VALUE        EXPIRATION   (DEPRECIATION)
                             CONTRACTS              (000)           DATE          (000)
--------------------------------------------------------------------------------------------
LONG:
  British Pound
    Long Gilt                   27                $  5,422        Jun - 04        $    22
  S&P 500 Index                 25                   1,406        Jun - 04              8
  U.S. Treasury
    2 yr. Note                   8                   1,721        Jun - 04             11
  U.S. Treasury
    10 yr. Note                113                  13,041        Jun - 04            205
  U.S. Treasury
    Long Bond                   37                   4,220        Jun - 04             95

SHORT:
  S&P 500 Index                 10                   2,812        Jun - 04           (27)
  U.S. Treasury
    5 yr. Note                 147                  16,694        Jun - 04          (271)
                                                                                  -------
                                                                                  $    43
                                                                                  =======
=========================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2004

                                                                CORE PLUS   INVESTMENT    U.S. CORE
                                                                    FIXED  GRADE FIXED        FIXED         CASH
                                                                   INCOME       INCOME       INCOME     RESERVES   HIGH YIELD
                                                                PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                    (000)        (000)        (000)        (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                      $  1,127      $   125      $    52         $ --     $    155
  Interest                                                         50,917        9,360        4,871          675       14,304
-----------------------------------------------------------------------------------------------------------------------------
    Total Investment Income                                        52,044        9,485        4,923          675       14,459
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                          5,147        1,048          529          161          782
  Administrative Fees                                               1,222          255          131           61          156
  Custodian Fees                                                      120           34           20            7           19
  Shareholder Reporting Fees                                           88           18            9            4           15
  Professional Fees                                                    85           27           16            9           25
  Shareholder Servicing Fees -- Investment Class Shares                89           --           --            9            1
  Distribution Fees -- Adviser Class Shares                           204            2           12           --           17
  Trustees' Fees and Expenses                                          49            9            4            2            9
  Other Expenses                                                       74           35           27           11           52
-----------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                  7,078        1,428          748          264        1,076
-----------------------------------------------------------------------------------------------------------------------------
  Waiver of Investment Advisory Fees                                   --           --          (32)         (50)          --
  Waiver of Distribution Fees -- Adviser Class Shares                  --           (1)          --           --           --
  Expense Offset                                                       (1)         @--          @--          @--          @--
-----------------------------------------------------------------------------------------------------------------------------
    Net Expenses                                                    7,077        1,427          716          214        1,076
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                              44,967        8,058        4,207          461       13,383
-----------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS):
  Investments Sold                                                 51,235        8,632       10,051           --      (17,895)
  Foreign Currency Transactions                                    (1,608)        (180)          --           --         (836)
  Futures Contracts                                                10,683        1,328       (1,013)          --         (788)
  Swap Agreements                                                 (19,199)      (2,107)        (535)          --           --
-----------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                                       41,111        7,673        8,503           --      (19,519)
-----------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
  Investments                                                      (2,624)         586       (5,066)          --       29,107
  Foreign Currency Exchange Contracts and Translations                948          170           --           --          837
  Futures Contracts                                                (7,803)          (8)       1,466           --          507
  Swap Agreements                                                   8,580         (803)      (1,325)          --           --
-----------------------------------------------------------------------------------------------------------------------------
    Net Change in Unrealized Appreciation (Depreciation)             (899)         (55)      (4,925)          --       30,451
-----------------------------------------------------------------------------------------------------------------------------
Total Net Realized Gain (Loss) and Change in  Unrealized
  Appreciation (Depreciation)                                      40,212        7,618        3,578           --       10,932
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations                                                 $ 85,179      $15,676      $ 7,785         $461    $ 24,315
=============================================================================================================================

@ Amount is less than $500.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2004

                                                                          INTERNATIONAL
                                                             INTERMEDIATE         FIXED      LIMITED
                                                                 DURATION        INCOME     DURATION    MUNICIPAL     BALANCED
                                                                PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                    (000)         (000)        (000)        (000)        (000)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                        $   11      $     --      $    31      $    64      $ 1,733
  Interest                                                          2,181         2,030       10,023        5,923        1,986
------------------------------------------------------------------------------------------------------------------------------
    Total Investment Income                                         2,192         2,030       10,054        5,987        3,719
------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                            229           237        1,121          666          699
  Administrative Fees                                                  58            59          336          162          141
  Custodian Fees                                                       10            12           33           14           54
  Shareholder Reporting Fees                                            6            25           30           13           13
  Professional Fees                                                    12            17           19           15           19
  Shareholder Servicing Fees -- Investment Class Shares                75            --           --           --            6
  Distribution Fees -- Adviser Class Shares                            --            --           --           --           79
  Trustees' Fees and Expenses                                           1             1            6            3            5
  Other Expenses                                                       15            20           30           28           30
------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                    406           371        1,575          901        1,046
------------------------------------------------------------------------------------------------------------------------------
  Waiver of Investment Advisory Fees                                   --            --           --          (14)          --
  Expense Offset                                                      @--           @--          @--          @--          @--
------------------------------------------------------------------------------------------------------------------------------
    Net Expenses                                                      406           371        1,575          887        1,046
------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                               1,786         1,659        8,479        5,100        2,673
------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS):
  Investments Sold                                                  1,243           164        2,202          765       13,949
  Foreign Currency Transactions                                       (51)        3,907           --           --          557
  Futures Contracts                                                   316           483       (5,073)      (1,431)       1,003
  Swap Agreements                                                      55            --           --        2,448         (417)
------------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                                        1,563         4,554       (2,871)       1,782       15,092
------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
  Investments                                                        (754)        4,674        2,162        3,456       15,122
  Foreign Currency Exchange Contracts and Translations                 30          (478)          --           --         (353)
  Futures Contracts                                                   292          (166)       1,278        1,840       (1,196)
  Swap Agreements                                                     (91)           --           --       (3,278)          30
------------------------------------------------------------------------------------------------------------------------------
    Net Change in Unrealized Appreciation (Depreciation)             (523)        4,030        3,440        2,018       13,603
------------------------------------------------------------------------------------------------------------------------------
Total Net Realized Gain (Loss) and Change in
  Unrealized Appreciation (Depreciation)                            1,040         8,584          569        3,800       28,695
------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations                                                   $2,826       $10,243      $ 9,048      $ 8,900      $31,368
==============================================================================================================================

@ Amount is less than $500.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         CORE PLUS FIXED       INVESTMENT GRADE FIXED
                                                                        INCOME PORTFOLIO         INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS   YEAR ENDED   SIX MONTHS   YEAR ENDED
                                                                    ENDED MARCH    SEPTEMBER  ENDED MARCH    SEPTEMBER
                                                                       31, 2004          30,     31, 2004          30,
                                                                    (UNAUDITED)         2003  (UNAUDITED)         2003
                                                                          (000)        (000)        (000)        (000)
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                              $   44,967   $  124,905     $  8,058     $ 16,801
  Net Realized Gain (Loss)                                               41,111       42,296        7,673        6,557
  Net Change in Unrealized Appreciation (Depreciation)                    (899)       59,284         (55)        4,539
----------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations        85,179      226,485       15,676       27,897
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  INSTITUTIONAL CLASS:
  Net Investment Income                                                (67,111)    (200,533)     (11,920)     (26,826)
  Net Realized Gain                                                          --     (46,124)           --      (2,546)
  INVESTMENT CLASS:
  Net Investment Income                                                  (2,974)     (5,569)           --           --
  Net Realized Gain                                                          --      (1,212)           --           --
  ADVISER CLASS:
  Net Investment Income                                                  (4,460)    (11,373)         (29)         (75)
  Net Realized Gain                                                          --      (2,483)           --          (7)
----------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                  (74,545)    (267,294)     (11,949)     (29,454)
----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Subscribed                                                            237,093      520,310      106,484      182,446
  Distributions Reinvested                                               61,852      229,294       11,494       27,471
  Redeemed                                                            (660,469)  (1,993,910)    (144,400)    (195,027)
  INVESTMENT CLASS:
  Subscribed                                                              4,427       38,555           --           --
  Distributions Reinvested                                                2,954        6,711           --           --
  Redeemed                                                                (775)     (13,603)           --           --
  ADVISER CLASS:
  Subscribed                                                             11,200       65,072            1          526
  Distributions Reinvested                                                3,906       12,057           26           74
  Redeemed                                                             (85,505)     (64,143)        (187)        (725)
----------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting
    from Capital Share Transactions                                   (425,317)  (1,199,657)     (26,582)       14,765
----------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                             (414,683)  (1,240,466)     (22,855)       13,208
NET ASSETS:
  Beginning of Period                                                 2,926,222    4,166,688      571,174      557,966
----------------------------------------------------------------------------------------------------------------------
  End of Period                                                      $2,511,539   $2,926,222     $548,319    $ 571,174
======================================================================================================================
  Undistributed (Distributions in Excess of) Net Investment
    Income Included in End of Period Net Assets                      $   10,704   $   40,282     $  2,355    $   6,246
======================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    INSTITUTIONAL CLASS:
    Shares Subscribed                                                    20,377       45,833        9,267       15,970
    Shares Issued on Distributions Reinvested                             5,339       19,879        1,005        2,413
    Shares Redeemed                                                    (56,683)    (172,303)     (12,583)     (17,065)
----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class Shares
      Outstanding                                                      (30,967)    (106,591)      (2,311)        1,318
======================================================================================================================
    INVESTMENT CLASS:
    Shares Subscribed                                                       382        3,315           --           --
    Shares Issued on Distributions Reinvested                               255          582           --           --
    Shares Redeemed                                                        (66)      (1,167)           --           --
----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Investment Class Shares Outstanding          571        2,730           --           --
======================================================================================================================
    ADVISER CLASS:
    Shares Subscribed                                                       959        5,612          #--           46
    Shares Issued on Distributions Reinvested                               337        1,044            2            6
    Shares Redeemed                                                     (7,362)      (5,538)         (16)         (63)
----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Adviser Class Shares Outstanding         (6,066)        1,118         (14)         (11)
======================================================================================================================

# Share amount is less than 500.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         U.S. CORE FIXED            CASH RESERVES
                                                                        INCOME PORTFOLIO             PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS   YEAR ENDED   SIX MONTHS   YEAR ENDED
                                                                    ENDED MARCH    SEPTEMBER  ENDED MARCH    SEPTEMBER
                                                                       31, 2004          30,     31, 2004          30,
                                                                    (UNAUDITED)         2003  (UNAUDITED)         2003
                                                                          (000)        (000)        (000)        (000)
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                $  4,207     $  9,577     $    461     $  1,432
  Net Realized Gain (Loss)                                                8,503        1,461           --           --
  Net Change in Unrealized Appreciation (Depreciation)                  (4,925)        4,173           --           --
----------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations         7,785       15,211          461        1,432
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  INSTITUTIONAL CLASS:
  Net Investment Income                                                 (7,553)     (14,550)        (427)      (1,375)
  Net Realized Gain                                                          --      (5,576)           --           --
  INVESTMENT CLASS:
  Net Investment Income                                                      --           --         (33)         (57)
  ADVISER CLASS:
  Net Investment Income                                                   (222)        (456)           --           --
  Net Realized Gain                                                          --        (191)           --           --
----------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                   (7,775)     (20,773)        (460)      (1,432)
----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Subscribed                                                             49,809       72,540       74,961      165,946
  Distributions Reinvested                                                7,491       20,065          487        1,374
  Redeemed                                                            (171,079)     (77,733)    (181,359)    (213,361)
  INVESTMENT CLASS:
  Subscribed                                                                 --           --       28,849      114,112
  Distributions Reinvested                                                   --           --           31           57
  Redeemed                                                                   --           --     (25,730)    (111,325)
  ADVISER CLASS:
  Subscribed                                                              1,629        5,426           --           --
  Distributions Reinvested                                                  222          647           --           --
  Redeemed                                                              (3,218)      (4,362)           --           --
----------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Capital
    Share Transactions                                                (115,146)       16,583    (102,761)     (43,197)
----------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                             (115,136)       11,021    (102,760)     (43,197)
NET ASSETS:
  Beginning of Period                                                   330,621      319,600      135,962      179,159
----------------------------------------------------------------------------------------------------------------------
  End of Period                                                       $ 215,485     $330,621     $ 33,202    $ 135,962
======================================================================================================================
  Undistributed (Distributions in Excess of) Net
    Investment Income Included in End of
    Period Net Assets                                                  $    320     $  3,888     $     14     $     13
======================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    INSTITUTIONAL CLASS:
    Shares Subscribed                                                     4,451        6,465       74,961      165,937
    Shares Issued on Distributions Reinvested                               673        1,799          487        1,374
    Shares Redeemed                                                    (15,306)      (6,940)    (181,358)    (213,352)
----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class
      Shares Outstanding                                               (10,182)        1,324    (105,910)     (46,041)
======================================================================================================================
    INVESTMENT CLASS:
    Shares Subscribed                                                        --           --       28,849      114,112
    Shares Issued on Distributions Reinvested                                --           --           31           57
    Shares Redeemed                                                          --           --     (25,730)    (111,325)
----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Investment Class
      Shares Outstanding                                                     --           --        3,150        2,844
======================================================================================================================
    ADVISER CLASS:
    Shares Subscribed                                                       146          484           --           --
    Shares Issued on Distributions Reinvested                                20           58           --           --
    Shares Redeemed                                                       (289)        (391)           --           --
----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Adviser Class Shares Outstanding           (123)          151           --           --
======================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      HIGH YIELD              INTERMEDIATE DURATION
                                                                       PORTFOLIO                   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                            ENDED MARCH       SEPTEMBER     ENDED MARCH       SEPTEMBER
                                                               31, 2004             30,        31, 2004             30,
                                                            (UNAUDITED)            2003     (UNAUDITED)            2003
                                                                  (000)           (000)           (000)           (000)
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                      $   13,383      $   31,299       $   1,786       $   3,371
  Net Realized Gain (Loss)                                     (19,519)       (318,721)           1,563           1,851
  Net Change in Unrealized Appreciation (Depreciation)           30,451         375,610           (523)             155
-----------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                   24,315          88,188           2,826           5,377
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  INSTITUTIONAL CLASS:
  Net Investment Income                                        (12,395)        (23,218)           (481)         (1,803)
  Net Realized Gain                                                  --              --              --         (1,809)
  INVESTMENT CLASS:
  Net Investment Income                                            (14)           (271)         (1,971)         (2,651)
  Net Realized Gain                                                  --              --              --         (1,833)
  ADVISER CLASS:
  Net Investment Income                                           (489)           (767)              --              --
-----------------------------------------------------------------------------------------------------------------------
  Total Distributions                                          (12,898)        (24,256)         (2,452)         (8,096)
-----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Subscribed                                                    162,364         335,401             865          15,472
  Distributions Reinvested                                       11,432          18,386             446           3,514
  Redeemed                                                    (239,891)       (450,786)         (6,570)        (57,379)
  INVESTMENT CLASS:
  Subscribed                                                      1,495           2,957           6,394          38,058
  Distributions Reinvested                                           14             192           1,971           4,482
  Redeemed                                                      (1,791)         (9,361)         (1,994)              --
  ADVISER CLASS:
  Subscribed                                                      8,075          17,197              --              --
  Distributions Reinvested                                          464             719              --              --
  Redeemed                                                     (10,570)        (19,406)              --              --
-----------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                 (68,408)       (104,701)           1,112           4,147
-----------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                      (56,991)        (40,769)           1,486           1,428
NET ASSETS:
  Beginning of Period                                           346,255         387,024         123,432         122,004
-----------------------------------------------------------------------------------------------------------------------
  End of Period                                              $  289,264      $  346,255       $ 124,918       $ 123,432
=======================================================================================================================
  Undistributed (Distributions in Excess of) Net
    Investment Income Included in End of Period Net
    Assets                                                   $    4,383      $    3,898       $     (8)       $     658
=======================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    INSTITUTIONAL CLASS:
    Shares Subscribed                                            29,956          75,393              83           1,470
    Shares Issued on Distributions Reinvested                     2,138           4,035              43             337
    Shares Redeemed                                            (44,153)       (100,320)           (634)         (5,486)
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class
      Shares Outstanding                                       (12,059)        (20,892)           (508)         (3,679)
=======================================================================================================================
    INVESTMENT CLASS:
    Shares Subscribed                                               280             636             616           3,638
    Shares Issued on Distributions Reinvested                         3              44             190             431
    Shares Redeemed                                               (330)         (1,992)           (192)              --
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Investment Class Shares
      Outstanding                                                  (47)         (1,312)             614           4,069
=======================================================================================================================
    ADVISER CLASS:
    Shares Subscribed                                             1,489           3,454              --              --
    Shares Issued on Distributions Reinvested                        87             158              --              --
    Shares Redeemed                                             (1,947)         (3,984)              --              --
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Adviser Class Shares
      Outstanding                                                 (371)           (372)              --              --
=======================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004

STATEMENTS OF CHANGES IN NET ASSETS

                                                                INTERNATIONAL FIXED              LIMITED DURATION
                                                                 INCOME PORTFOLIO                   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                            ENDED MARCH       SEPTEMBER     ENDED MARCH       SEPTEMBER
                                                               31, 2004             30,        31, 2004             30,
                                                            (UNAUDITED)            2003     (UNAUDITED)           2003
                                                                  (000)           (000)           (000)           (000)
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                       $   1,659       $   3,762      $    8,479      $   11,529
  Net Realized Gain (Loss)                                        4,554           6,596         (2,871)           3,476
  Net Change in Unrealized Appreciation (Depreciation)            4,030          10,486           3,440         (1,362)
-----------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                   10,243          20,844           9,048          13,643
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  INSTITUTIONAL CLASS:
  Net Investment Income                                        (16,119)              --         (8,943)        (13,320)
  Net Realized Gain                                                  --              --         (1,611)         (2,201)
-----------------------------------------------------------------------------------------------------------------------
  Total Distributions                                          (16,119)              --        (10,554)        (15,521)
-----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Subscribed                                                     49,722          85,143         321,813         420,236
  Distributions Reinvested                                       15,868              --          10,434          15,258
  Redeemed                                                     (31,094)        (85,529)       (106,787)       (240,752)
-----------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                   34,496           (386)         225,460         194,742
-----------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                        28,620          20,458         223,954         192,864
NET ASSETS:
  Beginning of Period                                           114,932          94,474         622,801         429,937
-----------------------------------------------------------------------------------------------------------------------
  End of Period                                               $ 143,552       $ 114,932      $  846,755      $  622,801
=======================================================================================================================
  Undistributed (Distributions in Excess of) Net
    Investment Income Included in End of Period Net
    Assets                                                    $ (5,900)       $   8,560      $      942      $    1,406
=======================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    INSTITUTIONAL CLASS:
    Shares Subscribed                                             4,335           7,868          30,320          39,415
    Shares Issued on Distributions Reinvested                     1,449              --             984           1,433
    Shares Redeemed                                             (2,710)         (7,785)        (10,061)        (22,586)
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class
      Shares Outstanding                                          3,074              83          21,243          18,262
=======================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     MUNICIPAL                       BALANCED
                                                                     PORTFOLIO                       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                            ENDED MARCH       SEPTEMBER     ENDED MARCH       SEPTEMBER
                                                               31, 2004             30,        31, 2004             30,
                                                            (UNAUDITED)            2003     (UNAUDITED)            2003
                                                                  (000)           (000)           (000)           (000)
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                       $   5,100      $   11,588      $    2,673       $   6,668
  Net Realized Gain (Loss)                                        1,782         (4,113)          15,092         (7,314)
  Net Change in Unrealized Appreciation (Depreciation)            2,018           4,375          13,603          55,835
-----------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                    8,900          11,850          31,368          55,189
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  INSTITUTIONAL CLASS:
  Net Investment Income                                         (6,215)        (10,489)         (3,320)         (8,260)
  INVESTMENT CLASS:
  Net Investment Income                                              --              --            (98)           (175)
  ADVISER CLASS:
  Net Investment Income                                              --              --           (687)         (1,682)
-----------------------------------------------------------------------------------------------------------------------
  Total Distributions                                           (6,215)        (10,489)         (4,105)        (10,117)
-----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Subscribed                                                    118,124         195,711          18,617          50,960
  Distributions Reinvested                                        5,125           8,847           3,317           8,255
  Redeemed                                                     (68,975)       (137,177)       (101,880)        (83,174)
  INVESTMENT CLASS:
  Subscribed                                                         --              --             540           3,117
  Distributions Reinvested                                           --              --              98             175
  Redeemed                                                           --              --         (6,595)           (874)
  ADVISER CLASS:
  Subscribed                                                         --              --           6,323           7,962
  Distributions Reinvested                                           --              --             687           1,682
  Redeemed                                                           --              --        (11,590)        (10,234)
-----------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                   54,274          67,381        (90,483)        (22,131)
-----------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                        56,959          68,742        (63,220)          22,941
NET ASSETS:
  Beginning of Period                                           313,999         245,257         330,423         307,482
-----------------------------------------------------------------------------------------------------------------------
  End of Period                                               $ 370,958      $  313,999      $  267,203       $ 330,423
=======================================================================================================================
  Undistributed (Distributions in Excess of) Net
    Investment Income Included in End of Period Net
    Assets                                                    $     171      $    1,286      $      443       $   1,875
=======================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    INSTITUTIONAL CLASS:
    Shares Subscribed                                             9,384          15,801           1,750           5,323
    Shares Issued on Distributions Reinvested                       408             714             314             897
    Shares Redeemed                                             (5,464)        (11,084)         (9,443)         (8,860)
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class
      Shares Outstanding                                          4,328           5,431         (7,379)         (2,640)
=======================================================================================================================
    INVESTMENT CLASS:
    Shares Subscribed                                                --              --              51             320
    Shares Issued on Distributions Reinvested                        --              --               9              19
    Shares Redeemed                                                  --              --           (596)            (91)
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Investment Class Shares
      Outstanding                                                    --              --           (536)            248
=======================================================================================================================
    ADVISER CLASS:
    Shares Subscribed                                                --              --             586             845
    Shares Issued on Distributions Reinvested                        --              --              65             183
    Shares Redeemed                                                  --              --         (1,074)         (1,081)
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Adviser Class Shares
      Outstanding                                                    --              --           (423)            (53)
=======================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

STATEMENTS OF CASH FLOWS
For the Six Months Ended March 31, 2004

                                                                                      CORE PLUS      INVESTMENT       U.S. CORE
                                                                                          FIXED     GRADE FIXED           FIXED
                                                                                         INCOME          INCOME          INCOME
                                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                                          (000)           (000)           (000)
-------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Proceeds from Sales and Maturities of Investments                                  $  2,532,932    $    378,007      $  356,731
Purchases of Investments                                                             (1,598,895)       (283,867)       (157,189)
Net (Increase) Decrease in Short-Term Investments                                       162,957          46,841          18,238
Net Realized Gain (Loss) on Foreign Currency Transactions                                (1,608)           (180)             --
Net Realized Gain (Loss) on Futures Contracts                                            10,683           1,328          (1,013)
Net Realized Gain (Loss) on Swap Agreements                                             (19,199)         (2,107)           (535)
Net Investment Income                                                                    44,967           8,058           4,207
ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH PROVIDED BY
  OPERATING ACTIVITIES:
Net (Increase) Decrease in Receivables Related to Operations                              5,520             154             863
Net Increase (Decrease) in Payables Related to Operations                                 2,129           2,074              61
Accretion/Amortization of Discounts and Premiums                                           (427)           (151)             12
-------------------------------------------------------------------------------------------------------------------------------
Net Cash Provided (Used) in Operating Activities                                      1,139,059         150,157         221,375
-------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Portfolio Shares Sold                                                     254,536         107,547          51,885
Payment on Portfolio Shares Redeemed                                                   (797,134)       (144,699)       (174,334)
Proceeds from sales of Forward Commitments                                            4,522,747         899,734         490,819
Purchases of Forward Commitments                                                     (5,111,603)     (1,012,129)       (588,184)
Cash Dividends and Distributions Paid                                                    (5,833)           (429)            (62)
-------------------------------------------------------------------------------------------------------------------------------
Net Cash Provided (Used) by Financing Activities                                     (1,137,287)       (149,976)       (219,876)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Cash                                                           1,772             181           1,499
CASH AT BEGINNING OF PERIOD                                                              (1,011)           (181)           (124)
-------------------------------------------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                                              $        761    $         --      $    1,375
-------------------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

STATEMENTS OF CASH FLOWS
For the Six Months Ended March 31, 2004

                                                             INTERMEDIATE         LIMITED
                                                                 DURATION        DURATION       MUNICIPAL        BALANCED
                                                                PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                    (000)           (000)           (000)           (000)
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Proceeds from Sales and Maturities of Investments              $   80,322      $  235,540      $   72,578      $  262,203
Purchases of Investments                                          (49,606)       (468,612)       (121,621)       (190,518)
Net (Increase) Decrease in Short-Term Investments                  (6,581)         47,615          (7,401)         22,510
Net Realized Gain (Loss) on Foreign Currency Transactions             (51)             --              --             557
Net Realized Gain (Loss) on Futures Contracts                         316          (5,073)         (1,431)          1,003
Net Realized Gain (Loss) on Swap Agreements                            55              --           2,448            (417)
Net Investment Income                                               1,786           8,479           5,100           2,673
ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET
  CASH PROVIDED BY OPERATING ACTIVITIES:
Net (Increase) Decrease in Receivables Related to
  Operations                                                           (7)         (2,432)            169             191
Net Increase (Decrease) in Payables Related to Operations             (30)            162             741              18
Accretion/Amortization of Discounts and Premiums                      115           5,779            (440)             66
-------------------------------------------------------------------------------------------------------------------------
Net Cash Provided (Used) in Operating Activities                   26,319        (178,542)        (49,857)         98,286
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Portfolio Shares Sold                                 7,497         323,000         119,923          25,593
Payment on Portfolio Shares Redeemed                               (8,602)       (107,178)        (69,829)       (120,552)
Proceeds from sales of Forward Commitments                        103,864         411,061         175,502         157,255
Purchases of Forward Commitments                                 (129,078)       (448,353)       (174,653)       (160,553)
Cash Dividends and Distributions Paid                                 (35)           (120)         (1,090)             (3)
-------------------------------------------------------------------------------------------------------------------------
Net Cash Provided (Used) by Financing Activities                  (26,354)        178,410          49,853         (98,260)
-------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Cash                                       (35)           (132)             (4)             26
CASH AT BEGINNING OF PERIOD                                            73             133              25             (14)
-------------------------------------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                          $       38      $        1      $       21      $       12
-------------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004

FINANCIAL HIGHLIGHTS
CORE PLUS FIXED INCOME PORTFOLIO

                                                                         INSTITUTIONAL CLASS
                                                           ------------------------------------------------
                                                           SIX MONTHS ENDED      YEAR ENDED SEPTEMBER 30,
                                                             MARCH 31, 2004    ----------------------------
SELECTED PER SHARE DATA AND RATIOS                              (UNAUDITED)           2003             2002
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $     11.71        $     11.82      $     11.84
===========================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                            0.02+              0.40+            0.55+
  Net Realized and Unrealized Gain (Loss) on Investments           0.35               0.31             0.17
-----------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               0.37               0.71             0.72
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.31)             (0.67)           (0.74)
  Net Realized Gain                                                  --              (0.15)              --
-----------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.31)             (0.82)           (0.74)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $     11.77        $     11.71      $     11.82
===========================================================================================================
TOTAL RETURN                                                       3.23%++            6.24%            6.30%
===========================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                       $ 2,248,786        $ 2,600,453      $ 3,883,346
Ratio of Expenses to Average Net Assets (1)                        0.49%*             0.50%            0.50%
Ratio of Net Investment Income to Average Net Assets (1)           3.30%*             3.39%            4.69%
Portfolio Turnover Rate                                             176%++^             92%             110%
-----------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                            0.49%*             0.50%            0.50%
-----------------------------------------------------------------------------------------------------------

                                                                             INSTITUTIONAL CLASS
                                                                ---------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
                                                                ---------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                                     2001             2000             1999
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $     11.25      $     11.26      $     12.22
=============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.75             0.77+            0.77+
  Net Realized and Unrealized Gain (Loss) on Investments               0.62            (0.02)           (0.72)
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   1.37             0.75             0.05
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                               (0.78)           (0.76)           (0.71)
  Net Realized Gain                                                      --               --            (0.30)
-------------------------------------------------------------------------------------------------------------
    Total Distributions                                               (0.78)           (0.76)           (1.01)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $     11.84      $     11.25      $     11.26
=============================================================================================================
TOTAL RETURN                                                          12.74%            7.02%            0.33%
=============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                           $ 4,142,009      $ 4,087,553      $ 4,338,939
Ratio of Expenses to Average Net Assets (1)                            0.48%            0.48%            0.48%
Ratio of Net Investment Income to Average Net Assets (1)               6.46%            7.03%            6.62%
Portfolio Turnover Rate                                                 111%              62%             103%
-------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                                0.47%            0.47%            0.47%
-------------------------------------------------------------------------------------------------------------

                                                                            INVESTMENT CLASS
                                                           ----------------------------------------------------
                                                           SIX MONTHS ENDED           YEAR ENDED SEPTEMBER 30,
                                                             MARCH 31, 2004          --------------------------
SELECTED PER SHARE DATA AND RATIOS                              (UNAUDITED)               2003             2002
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $   11.71              $   11.81         $  11.84
===============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                            0.02+                  0.37+            0.53+
  Net Realized and Unrealized Gain (Loss) on Investments           0.33                   0.33             0.16
---------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               0.35                   0.70             0.69
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.30)                 (0.65)           (0.72)
  Net Realized Gain                                                  --                  (0.15)              --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.30)                 (0.80)           (0.72)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $   11.76              $   11.71         $  11.81
===============================================================================================================
TOTAL RETURN                                                       3.14%++                6.07%            6.08%
===============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                         $ 121,798              $ 114,509         $ 83,308
Ratio of Expenses to Average Net Assets (2)                        0.64%*                 0.65%            0.65%
Ratio of Net Investment Income to Average Net
  Assets (2)                                                       3.15%*                 3.24%            4.54%
Portfolio Turnover Rate                                             176%++^                 92%             110%
---------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
         Expense Offsets                                           0.64%*                 0.65%            0.65%
---------------------------------------------------------------------------------------------------------------

                                                                                INVESTMENT CLASS
                                                                   ------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                                   ------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                                     2001             2000             1999
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $  11.25         $  11.27         $  12.22
=============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.72             0.76+            0.76+
  Net Realized and Unrealized Gain (Loss) on Investments               0.64            (0.03)           (0.72)
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   1.36             0.73             0.04
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                               (0.77)           (0.75)           (0.69)
  Net Realized Gain                                                      --               --            (0.30)
-------------------------------------------------------------------------------------------------------------
    Total Distributions                                               (0.77)           (0.75)           (0.99)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $  11.84         $  11.25         $  11.27
=============================================================================================================
TOTAL RETURN                                                          12.59%            6.84%            0.24%
=============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                              $ 74,905         $ 63,944         $ 39,165
Ratio of Expenses to Average Net Assets (2)                            0.63%            0.63%            0.63%
Ratio of Net Investment Income to Average Net
  Assets (2)                                                           6.28%            6.89%            6.50%
Portfolio Turnover Rate                                                 111%              62%             103%
-------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
         Expense Offsets                                               0.62%            0.62%            0.62%
-------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
*    Annualized
++   Not Annualized
^ The Portfolio's turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio's current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004

FINANCIAL HIGHLIGHTS
CORE PLUS FIXED INCOME PORTFOLIO

                                                                            ADVISER CLASS
                                                           ----------------------------------------------------
                                                           SIX MONTHS ENDED           YEAR ENDED SEPTEMBER 30,
                                                             MARCH 31, 2004          --------------------------
SELECTED PER SHARE DATA AND RATIOS                              (UNAUDITED)               2003             2002
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $   11.70              $   11.81        $   11.83
===============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                            0.02+                  0.36+            0.52+
  Net Realized and Unrealized Gain (Loss) on Investments           0.34                   0.32             0.15
---------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               0.36                   0.68             0.67
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.30)                 (0.64)           (0.69)
  Net Realized Gain                                                  --                  (0.15)              --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.30)                 (0.79)           (0.69)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $   11.76              $   11.70        $   11.81
===============================================================================================================
TOTAL RETURN                                                       3.11%++                5.99%            6.01%
===============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                         $ 140,955              $ 211,260        $ 200,034
Ratio of Expenses to Average Net Assets (1)                        0.74%*                 0.75%            0.75%
Ratio of Net Investment Income to Average Net
  Assets (1)                                                       3.05%*                 3.14%            4.44%
Portfolio Turnover Rate                                             176%++^                 92%             110%
---------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                            0.74%*                 0.75%            0.75%
---------------------------------------------------------------------------------------------------------------

                                                                            ADVISER CLASS
                                                              -------------------------------------------
                                                                        YEAR ENDED SEPTEMBER 30,
                                                              -------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                                 2001             2000             1999
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $   11.24        $   11.26        $   12.23
=========================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                            0.71             0.75+            0.74+
  Net Realized and Unrealized Gain (Loss) on Investments           0.63            (0.02)           (0.72)
---------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               1.34             0.73             0.02
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.75)           (0.75)           (0.69)
  Net Realized Gain                                                  --               --            (0.30)
---------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.75)           (0.75)           (0.99)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $   11.83        $   11.24        $   11.26
=========================================================================================================
TOTAL RETURN                                                      12.43%            6.79%            0.07%
=========================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                         $ 176,849        $ 144,754        $ 141,709
Ratio of Expenses to Average Net Assets (1)                        0.73%            0.73%            0.73%
Ratio of Net Investment Income to Average Net
  Assets (1)                                                       6.20%            6.78%            6.38%
Portfolio Turnover Rate                                             111%              62%             103%
---------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                            0.72%            0.72%            0.72%
---------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
*    Annualized
++   Not Annualized
^ The Portfolio's turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio's current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004

FINANCIAL HIGHLIGHTS
INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                            INSTITUTIONAL CLASS
                                                           ----------------------------------------------------
                                                           SIX MONTHS ENDED           YEAR ENDED SEPTEMBER 30,
                                                             MARCH 31, 2004          --------------------------
SELECTED PER SHARE DATA AND RATIOS                              (UNAUDITED)               2003             2002
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $   11.54              $   11.57        $   11.32
===============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                            0.17+                  0.34+            0.47+
  Net Realized and Unrealized Gain (Loss) on Investments           0.15                   0.23             0.39
---------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               0.32                   0.57             0.86
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.24)                 (0.55)           (0.61)
  Net Realized Gain                                                  --                  (0.05)              --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.24)                 (0.60)           (0.61)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $   11.62              $   11.54        $   11.57
===============================================================================================================
TOTAL RETURN                                                       2.91%++                5.00%            7.93%
===============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                         $ 546,889              $ 569,593        $ 556,252
Ratio of Expenses to Average Net Assets (1)                        0.51%*                 0.51%            0.51%
Ratio of Net Investment Income to Average Net Assets (1)           2.88%*                 2.96%            4.15%
Portfolio Turnover Rate                                             178%++^                 81%              93%
---------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                            0.51%*                 0.51%            0.51%
---------------------------------------------------------------------------------------------------------------

                                                                          INSTITUTIONAL CLASS
                                                              -------------------------------------------
                                                                        YEAR ENDED SEPTEMBER 30,
                                                              -------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                                 2001             2000             1999
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $   10.67        $   10.74        $   11.69
=========================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                            0.68             0.78             0.69
  Net Realized and Unrealized Gain (Loss) on Investments           0.70            (0.12)           (0.75)
---------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               1.38             0.66            (0.06)
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.73)           (0.73)           (0.63)
  Net Realized Gain                                                  --               --            (0.26)
---------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.73)           (0.73)           (0.89)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $   11.32        $   10.67        $   10.74
=========================================================================================================
TOTAL RETURN                                                      13.45%            6.48%           (0.57)%
=========================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                         $ 278,657        $ 279,141        $ 384,893
Ratio of Expenses to Average Net Assets (1)                        0.50%            0.49%            0.48%
Ratio of Net Investment Income to Average Net Assets (1)           6.19%            6.99%            6.20%
Portfolio Turnover Rate                                              89%              43%             106%
---------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                            0.50%            0.48%            0.47%
---------------------------------------------------------------------------------------------------------

                                                                                 ADVISER CLASS
                                                                -------------------------------------------------
                                                                     SIX MONTHS              YEAR         MAY 20,
                                                                    ENDED MARCH             ENDED       2002** TO
                                                                       31, 2004         SEPTEMBER       SEPTEMBER
SELECTED PER SHARE DATA AND RATIOS                                  (UNAUDITED)          30, 2003        30, 2003
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $   11.53            $ 11.57         $ 11.18
=================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                                   0.16+              0.32+           0.34+
  Net Realized and Unrealized Gain (Loss) on Investments                  0.15               0.22            0.15
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                      0.31               0.54            0.49
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                  (0.23)             (0.53)          (0.10)
  Net Realized Gain                                                         --              (0.05)             --
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (0.23)             (0.58)          (0.10)
=================================================================================================================
NET ASSET VALUE, END OF PERIOD                                       $   11.61            $ 11.53         $ 11.57
=================================================================================================================
TOTAL RETURN                                                              2.74%++            4.87%           4.40%++
=================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                $   1,430            $ 1,581         $ 1,714
Ratio of Expenses to Average Net Assets (2)                               0.66%*             0.66%           0.66%*
Ratio of Net Investment Income to Average Net Assets (2)                  2.73%*             2.81%           4.00%*
Portfolio Turnover Rate                                                    178%++^             81%             93%++
-----------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratios Before Expenses Waived/Reimbursed by Distributor:
        Expenses to Average Net Assets                                    0.76%*              N/A             N/A
        Net Investment Income to Average Net Assets                       2.63%*              N/A             N/A
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                                   0.66%*             0.66%           0.66%*
-----------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
*    Annualized
++   Not Annualized.
**   Initial offering of Adviser Class shares.
^ The Portfolio's turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio's current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004

FINANCIAL HIGHLIGHTS
U.S. CORE FIXED INCOME PORTFOLIO

                                                                            INSTITUTIONAL CLASS
                                                           ----------------------------------------------------
                                                           SIX MONTHS ENDED           YEAR ENDED SEPTEMBER 30,
                                                             MARCH 31, 2004          --------------------------
SELECTED PER SHARE DATA AND RATIOS                              (UNAUDITED)               2003             2002
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $   11.26              $   11.46        $   11.15
===============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                            0.17+                  0.32+            0.44+
  Net Realized and Unrealized Gain (Loss) on Investments           0.14                   0.19             0.42
---------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               0.31                   0.51             0.86
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.26)                 (0.51)           (0.55)
  Net Realized Gain                                                  --                  (0.20)              --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.26)                 (0.71)           (0.55)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $   11.31              $   11.26        $   11.46
===============================================================================================================
TOTAL RETURN                                                       2.84%++                4.61%            7.98%
===============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                         $ 206,244              $ 320,036        $ 310,546
Ratio of Expenses to Average Net Assets (1)                        0.50%*                 0.50%            0.50%
Ratio of Net Investment Income to Average Net Assets (1)           2.98%*                 2.82%            3.89%
Portfolio Turnover Rate                                             191%++^                109%              86%
---------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratios Before Expenses Waived/Reimbursed by Adviser:
        Expenses to Average Net Assets                             0.52%*                 0.51%            0.53%
        Net Investment Income to Average Net Assets                2.96%*                 2.81%            3.86%
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                            0.50%*                 0.50%            0.50%
---------------------------------------------------------------------------------------------------------------

                                                                            INSTITUTIONAL CLASS
                                                                  -------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                                  -------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                                     2001             2000             1999
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   10.46        $   10.55        $   11.40
=============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.65+            0.71+            0.71
  Net Realized and Unrealized Gain (Loss) on Investments               0.73            (0.12)           (0.83)
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   1.38             0.59            (0.12)
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                               (0.69)           (0.68)           (0.52)
  Net Realized Gain                                                      --               --            (0.21)
-------------------------------------------------------------------------------------------------------------
    Total Distributions                                               (0.69)           (0.68)           (0.73)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $   11.15        $   10.46        $   10.55
=============================================================================================================
TOTAL RETURN                                                          13.68%            5.88%           (1.12)%
=============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                             $ 195,467        $ 181,884        $ 189,860
Ratio of Expenses to Average Net Assets (1)                            0.51%            0.51%            0.51%
Ratio of Net Investment Income to Average Net Assets (1)               6.04%            6.86%            6.09%
Portfolio Turnover Rate                                                  86%              51%             115%
-------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratios Before Expenses Waived/Reimbursed by Adviser:
        Expenses to Average Net Assets                                  N/A             0.51%             N/A
        Net Investment Income to Average Net Assets                     N/A             6.85%             N/A
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                                0.50%            0.50%            0.49%
-------------------------------------------------------------------------------------------------------------

                                                                                 ADVISER CLASS
                                                           ----------------------------------------------------
                                                           SIX MONTHS ENDED         YEAR ENDED SEPTEMBER 30,
                                                             MARCH 31, 2004     -------------------------------
SELECTED PER SHARE DATA AND RATIOS                              (UNAUDITED)               2003             2002
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  11.22               $  11.42          $ 11.10
===============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                            0.15+                  0.29+            0.41+
  Net Realized and Unrealized Gain (Loss) on Investments           0.14                   0.19             0.43
---------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               0.29                   0.48             0.84
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.25)                 (0.48)           (0.52)
  Net Realized Gain                                                  --                  (0.20)              --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.25)                 (0.68)           (0.52)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  11.26                $ 11.22          $ 11.42
===============================================================================================================
TOTAL RETURN                                                       2.73%++                4.28%            7.85%
===============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                          $  9,241               $ 10,585          $ 9,054
Ratio of Expenses to Average Net Assets (2)                        0.75%*                 0.75%            0.75%
Ratio of Net Investment Income to Average Net Assets (2)           2.73%*                 2.57%            3.64%
Portfolio Turnover Rate                                             191%++^                109%              86%
---------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratios Before Expenses Waived/Reimbursed by Adviser:
        Expenses to Average Net Assets                             0.77%*                 0.76%            0.78%
        Net Investment Income to Average Net Assets                2.71%*                 2.56%            3.61%
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                            0.75%*                 0.75%            0.75%
---------------------------------------------------------------------------------------------------------------

                                                                                 ADVISER CLASS
                                                               -----------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,          PERIOD FROM
                                                               --------------------------   MARCH 1, 1999** TO
SELECTED PER SHARE DATA AND RATIOS                                2001             2000     SEPTEMBER 30, 1999
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.43          $ 10.53          $ 10.85
==============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.62+            0.68+            0.39
  Net Realized and Unrealized Gain (Loss) on Investments          0.72            (0.11)           (0.43)
--------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              1.34             0.57            (0.04)
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          (0.67)           (0.67)           (0.28)
  Net Realized Gain                                                 --               --               --
--------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (0.67)           (0.67)           (0.28)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $ 11.10          $ 10.43          $ 10.53
==============================================================================================================
TOTAL RETURN                                                     13.29%            5.68%           (0.40)%++
==============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                          $ 4,635          $ 1,625          $ 1,192
Ratio of Expenses to Average Net Assets (2)                       0.75%            0.76%            0.75%*
Ratio of Net Investment Income to Average Net Assets (2)          5.72%            6.61%            6.73%*
Portfolio Turnover Rate                                             86%              51%             115%++
--------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratios Before Expenses Waived/Reimbursed by Adviser:
        Expenses to Average Net Assets                             N/A             0.76%             N/A*
        Net Investment Income to Average Net Assets                N/A             6.60%             N/A*
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                           0.75%            0.75%            0.74%*
--------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
++   Not Annualized
*    Annualized
**   Initial offering of Adviser Class shares.
^ The Portfolio's turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio's current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004

FINANCIAL HIGHLIGHTS
CASH RESERVES PORTFOLIO

                                                                            INSTITUTIONAL CLASS
                                                           ----------------------------------------------------
                                                           SIX MONTHS ENDED           YEAR ENDED SEPTEMBER 30,
                                                             MARCH 31, 2004          --------------------------
SELECTED PER SHARE DATA AND RATIOS                              (UNAUDITED)               2003             2002
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  1.000               $   1.000        $   1.000
===============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                          0.004                   0.010            0.018
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                         (0.004)                 (0.010)          (0.018)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  1.000               $   1.000        $   1.000
===============================================================================================================
TOTAL RETURN                                                      0.36%++                 1.02%            1.79%
===============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                         $ 22,186               $ 128,097        $ 174,138
Ratio of Expenses to Average Net Assets (1)                       0.32%*                  0.32%            0.33%
Ratio of Net Investment Income to Average Net Assets (1)          0.72%*                  1.02%            1.75%
---------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratios Before Expenses Waived/Reimbursed by Adviser:
        Expenses to Average Net Assets                            0.40%*                  0.40%            0.39%
        Net Investment Income to Average Net Assets               0.64%*                  0.94%            1.68%
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                           0.32%*                  0.32%            0.32%
---------------------------------------------------------------------------------------------------------------

                                                                           INSTITUTIONAL CLASS
                                                               -------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                               -------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                                  2001             2000             1999
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   1.000        $   1.000        $   1.000
==========================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                            0.049            0.058            0.048
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.049)          (0.058)          (0.048)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $   1.000        $   1.000        $   1.000
==========================================================================================================
TOTAL RETURN                                                        5.03%            5.91%            4.93%
==========================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                          $ 132,901        $ 115,513        $ 156,510
Ratio of Expenses to Average Net Assets (1)                         0.39%            0.37%            0.33%
Ratio of Net Investment Income to Average Net Assets (1)            4.86%            5.72%            4.77%
----------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratios Before Expenses Waived/Reimbursed by Adviser:
        Expenses to Average Net Assets                              0.38%            0.37%            0.36%
        Net Investment Income to Average Net Assets                 4.80%            5.67%            4.73%
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                             0.32%            0.32%            0.32%
----------------------------------------------------------------------------------------------------------

                                                                                INVESTMENT CLASS
                                                               ------------------------------------------------
                                                                 SIX MONTHS
                                                                      ENDED
                                                                  MARCH 31,           YEAR ENDED SEPTEMBER 30,
                                                                       2004           -------------------------
SELECTED PER SHARE DATA AND RATIOS                              (UNAUDITED)               2003             2002
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $  1.000             $  1.000         $  1.000
===============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.003                0.009            0.016
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            (0.003)              (0.009)          (0.016)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $  1.000             $  1.000         $  1.000
===============================================================================================================
TOTAL RETURN                                                         0.29%++              0.87%            1.63%
===============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                            $ 11,016             $  7,865         $  5,021
Ratio of Expenses to Average Net Assets (2)                          0.47%*               0.47%            0.48%
Ratio of Net Investment Income to Average Net Assets (2)             0.57%*               0.87%            1.60%
---------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratios Before Expenses Waived/Reimbursed by Adviser:
        Expenses to Average Net Assets                               0.55%*               0.55%            0.47%
        Net Investment Income to Average Net Assets                  0.49%*               0.79%            1.53%
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                              0.47%*               0.47%            0.47%
---------------------------------------------------------------------------------------------------------------

                                                                                      INVESTMENT CLASS
                                                                   -----------------------------------------------------
                                                                                                             PERIOD FROM
                                                                                                              AUGUST 16,
                                                                    YEAR ENDED SEPTEMBER 30,                   1999** TO
                                                                   -------------------------               SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                                     2001             2000                        1999
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $  1.000         $  1.000                     $ 1.000
========================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                               0.048            0.056                       0.006
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                              (0.048)          (0.056)                     (0.006)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $  1.000         $  1.000                     $ 1.000
========================================================================================================================
TOTAL RETURN                                                           4.88%            5.75%                       0.60%++
========================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                              $ 16,100         $  1,977                     $   919
Ratio of Expenses to Average Net Assets (2)                            0.54%            0.52%                       0.48%*
Ratio of Net Investment Income to Average Net Assets (2)               4.58%            5.74%                       4.83%*
------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratios Before Expenses Waived/Reimbursed by Adviser:
        Expenses to Average Net Assets                                 0.52%            0.54%                       0.51%*
        Net Investment Income to Average Net Assets                    4.53%            5.67%                       4.79%*
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                                0.47%            0.47%                       0.47%*
------------------------------------------------------------------------------------------------------------------------

*    Annualized
++   Not Annualized
**   Initial offering of Investment Class shares.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004

FINANCIAL HIGHLIGHTS
HIGH YIELD PORTFOLIO

                                                                            INSTITUTIONAL CLASS
                                                           ----------------------------------------------------
                                                           SIX MONTHS ENDED           YEAR ENDED SEPTEMBER 30,
                                                             MARCH 31, 2004          --------------------------
SELECTED PER SHARE DATA AND RATIOS                              (UNAUDITED)               2003             2002
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $    5.30            $    4.41        $    5.75
===============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                              0.21+                0.43+            0.54+
  Net Realized and Unrealized Gain (Loss) on Investments             0.16                 0.77            (1.16)
---------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                 0.37                 1.20            (0.62)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                             (0.19)               (0.31)           (0.72)
  Net Realized Gain                                                    --                   --               --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                             (0.19)               (0.31)           (0.72)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $    5.48            $    5.30        $    4.41
===============================================================================================================
TOTAL RETURN                                                         7.10%++             28.68%          (12.33)%
===============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                           $ 275,801            $ 330,990        $ 366,956
Ratio of Expenses to Average Net Assets (1)                          0.61%*               0.61%            0.59%
Ratio of Net Investment Income to Average Net Assets (1)             7.70%*               9.05%           10.13%
Portfolio Turnover Rate                                                36%++                97%              79%
---------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                              0.61%*               0.60%            0.58%
---------------------------------------------------------------------------------------------------------------

                                                                             INSTITUTIONAL CLASS
                                                                  -------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
                                                                  -------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                                     2001             2000             1999
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    7.86        $    8.77        $    8.99
=============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.78+            0.89+            0.86+
  Net Realized and Unrealized Gain (Loss) on Investments              (1.95)           (0.88)           (0.10)
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                  (1.17)            0.01             0.76
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                               (0.94)           (0.92)           (0.79)
  Net Realized Gain                                                      --               --            (0.19)
-------------------------------------------------------------------------------------------------------------
    Total Distributions                                               (0.94)           (0.92)           (0.98)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $    5.75        $    7.86        $    8.77
=============================================================================================================
TOTAL RETURN                                                         (16.27)%          (0.22)%           8.81%
=============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                             $ 583,110        $ 848,507        $ 937,482
Ratio of Expenses to Average Net Assets (1)                            0.57%            0.56%            0.49%
Ratio of Net Investment Income to Average Net Assets (1)              11.44%           10.50%            9.61%
Portfolio Turnover Rate                                                  67%              55%              45%
-------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                                0.56%            0.55%            0.48%
-------------------------------------------------------------------------------------------------------------

                                                                            INVESTMENT CLASS
                                                           ----------------------------------------------------
                                                           SIX MONTHS ENDED            YEAR ENDED SEPTEMBER 30,
                                                             MARCH 31, 2004            ------------------------
SELECTED PER SHARE DATA AND RATIOS                              (UNAUDITED)               2003             2002
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  5.31                 $  4.41         $   5.75
===============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.21+                   0.45+            0.53+
  Net Realized and Unrealized Gain (Loss) on Investments          0.16                    0.76            (1.16)
---------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              0.37                    1.21            (0.63)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          (0.18)                  (0.31)           (0.71)
  Net Realized Gain                                                 --                      --               --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (0.18)                  (0.31)           (0.71)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  5.50                 $  5.31         $   4.41
===============================================================================================================
TOTAL RETURN                                                      7.13%++                28.69%          (12.54)%
===============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                          $ 1,111                 $ 1,329         $  6,890
Ratio of Expenses to Average Net Assets (2)                       0.76%*                  0.76%            0.74%
Ratio of Net Investment Income to Average Net Assets (2)          7.55%*                  8.90%            9.98%
Portfolio Turnover Rate                                             36%++                   97%              79%
---------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                           0.76%*                  0.75%            0.73%
---------------------------------------------------------------------------------------------------------------

                                                                            INVESTMENT CLASS
                                                               ------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                               ------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                                 2001             2000             1999
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   7.87         $   8.78          $  9.00
=========================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                            0.77+            0.88+            0.85+
  Net Realized and Unrealized Gain (Loss) on Investments          (1.96)           (0.89)           (0.10)
---------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              (1.19)           (0.01)            0.75
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.93)           (0.90)           (0.78)
  Net Realized Gain                                                  --               --            (0.19)
---------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.93)           (0.90)           (0.97)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $   5.75         $   7.87          $  8.78
=========================================================================================================
TOTAL RETURN                                                     (16.42)%          (0.40)%           8.67%
=========================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                          $  9,603         $ 10,151          $ 7,041
Ratio of Expenses to Average Net Assets (2)                        0.72%            0.71%            0.64%
Ratio of Net Investment Income to Average Net Assets (2)          11.32%           10.43%            9.50%
Portfolio Turnover Rate                                              67%              55%              45%
---------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                            0.71%            0.70%            0.63%
---------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
*    Annualized
++   Not Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004

FINANCIAL HIGHLIGHTS
HIGH YIELD PORTFOLIO

                                                                            ADVISER CLASS
                                                           ----------------------------------------------------
                                                           SIX MONTHS ENDED            YEAR ENDED SEPTEMBER 30,
                                                             MARCH 31, 2004           -------------------------
SELECTED PER SHARE DATA AND RATIOS                              (UNAUDITED)               2003             2002
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   5.31               $   4.40         $   5.72
===============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                            0.20+                  0.42+            0.54+
  Net Realized and Unrealized Gain (Loss) on Investments           0.16                   0.78            (1.15)
---------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               0.36                   1.20            (0.61)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.19)                 (0.29)           (0.71)
  Net Realized Gain                                                  --                     --               --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.19)                 (0.29)           (0.71)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $   5.48               $   5.31         $   4.40
===============================================================================================================
TOTAL RETURN                                                       6.83%++               28.54%          (12.24)%
===============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                          $ 12,352               $ 13,936         $ 13,178
Ratio of Expenses to Average Net Assets (1)                        0.86%*                 0.86%            0.84%
Ratio of Net Investment Income to Average Net Assets (1)           7.45%*                 8.80%            9.88%
Portfolio Turnover Rate                                              36%++                  97%              79%
---------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                            0.86%*                 0.85%            0.83%
---------------------------------------------------------------------------------------------------------------

                                                                                 ADVISER CLASS
                                                                   ------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                                   ------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                                     2001             2000             1999
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $   7.85         $   8.76         $   8.99
=============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.72+            0.87+            0.84+
  Net Realized and Unrealized Gain (Loss) on Investments              (1.92)           (0.88)           (0.11)
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                  (1.20)           (0.01)            0.73
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                               (0.93)           (0.90)           (0.77)
  Net Realized Gain                                                      --               --            (0.19)
-------------------------------------------------------------------------------------------------------------
    Total Distributions                                               (0.93)           (0.90)           (0.96)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $   5.72         $   7.85         $   8.76
=============================================================================================================
TOTAL RETURN                                                         (16.62)%          (0.42)%           8.44%
=============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                              $ 95,483         $ 22,781         $ 13,701
Ratio of Expenses to Average Net Assets (1)                            0.83%            0.81%            0.74%
Ratio of Net Investment Income to Average Net Assets (1)              11.03%           10.34%            9.29%
Portfolio Turnover Rate                                                  67%              55%              45%
-------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                                0.82%            0.80%            0.73%
-------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
*    Annualized
++   Not Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004

FINANCIAL HIGHLIGHTS
INTERMEDIATE DURATION PORTFOLIO

                                                                            INSTITUTIONAL CLASS
                                                           ----------------------------------------------------
                                                           SIX MONTHS ENDED           YEAR ENDED SEPTEMBER 30,
                                                             MARCH 31, 2004           -------------------------
SELECTED PER SHARE DATA AND RATIOS                              (UNAUDITED)               2003             2002
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  10.49               $  10.71         $  10.37
===============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                            0.16+                  0.28+            0.39+
  Net Realized and Unrealized Gain (Loss) on Investments           0.09                   0.14             0.43
---------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               0.25                   0.42             0.82
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.22)                 (0.36)           (0.48)
  Net Realized Gain                                                  --                  (0.28)              --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.22)                 (0.64)           (0.48)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  10.52               $  10.49         $  10.71
===============================================================================================================
TOTAL RETURN                                                       2.45%++                4.12%            8.12%
===============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                          $ 18,713               $ 23,991         $ 63,912
Ratio of Expenses to Average Net Assets (1)                        0.54%*                 0.54%            0.54%
Ratio of Net Investment Income to Average Net Assets (1)           3.05%*                 2.63%            3.73%
Portfolio Turnover Rate                                             106%++^                 89%              61%
---------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                            0.54%*                 0.54%            0.53%
---------------------------------------------------------------------------------------------------------------

                                                                              INSTITUTIONAL CLASS
                                                                   ------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                                   ------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                                     2001             2000             1999
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $   9.67         $   9.77         $  10.68
=============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.57             0.67+            0.72
  Net Realized and Unrealized Gain (Loss) on Investments               0.69            (0.19)           (0.65)
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   1.26             0.48             0.07
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                               (0.56)           (0.58)           (0.76)
  Net Realized Gain                                                      --               --            (0.22)
-------------------------------------------------------------------------------------------------------------
    Total Distributions                                               (0.56)           (0.58)           (0.98)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $  10.37         $   9.67         $   9.77
=============================================================================================================
TOTAL RETURN                                                          13.42%            5.84%            0.64%
=============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                              $ 50,814         $ 37,686         $ 50,513
Ratio of Expenses to Average Net Assets (1)                            0.54%            0.54%            0.49%
Ratio of Net Investment Income to Average Net Assets (1)               5.62%            6.95%            6.20%
Portfolio Turnover Rate                                                  59%              76%              97%
-------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                                0.54%            0.53%            0.48%
-------------------------------------------------------------------------------------------------------------

                                                                                INVESTMENT CLASS
                                                                -----------------------------------------------
                                                                 SIX MONTHS
                                                                      ENDED
                                                                  MARCH 31,            YEAR ENDED SEPTEMBER 30,
                                                                       2004           -------------------------
SELECTED PER SHARE DATA AND RATIOS                              (UNAUDITED)               2003             2002
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   10.46           $  10.68         $  10.35
===============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.15+              0.26+            0.37+
  Net Realized and Unrealized Gain (Loss) on Investments               0.09               0.15             0.43
---------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   0.24               0.41             0.80
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                               (0.21)             (0.35)           (0.47)
  Net Realized Gain                                                      --              (0.28)              --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                               (0.21)             (0.63)           (0.47)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $   10.49           $  10.46         $  10.68
===============================================================================================================
TOTAL RETURN                                                           2.30%++            3.97%            8.02%
===============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                             $ 106,205           $ 99,441         $ 58,092
Ratio of Expenses to Average Net Assets (2)                            0.69%*             0.69%            0.69%
Ratio of Net Investment Income to Average Net Assets (2)               2.90%*             2.48%            3.58%
Portfolio Turnover Rate                                                 106%++^             89%              61%
---------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                                0.69%*             0.69%            0.68%
---------------------------------------------------------------------------------------------------------------

                                                                            INVESTMENT CLASS
                                                               ------------------------------------------
                                                                                              PERIOD FROM
                                                                                               AUGUST 16,
                                                                YEAR ENDED SEPTEMBER 30,        1999** TO
                                                               -------------------------        SEPTEMBER
SELECTED PER SHARE DATA AND RATIOS                                 2001             2000         30, 1999
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   9.66         $   9.77          $  9.76
=========================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                            0.54             0.65+            0.11
  Net Realized and Unrealized Gain (Loss) on Investments           0.70            (0.23)            0.04
---------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               1.24             0.42             0.15
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.55)           (0.53)           (0.14)
  Net Realized Gain                                                  --               --               --
---------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.55)           (0.53)           (0.14)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  10.35         $   9.66          $  9.77
=========================================================================================================
TOTAL RETURN                                                      13.24%            5.68%            1.49%++
=========================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                          $ 35,094         $ 27,678          $ 9,304
Ratio of Expenses to Average Net Assets (2)                        0.69%            0.69%            0.64%*
Ratio of Net Investment Income to Average Net Assets (2)           5.47%            6.81%            8.99%*
Portfolio Turnover Rate                                              59%              76%              97%++
---------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                            0.69%            0.68%            0.63%*
---------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
*    Annualized
++   Not Annualized.
**   Initial offering of Investment Class shares.
^ The Portfolio's turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio's current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004

FINANCIAL HIGHLIGHTS
INTERNATIONAL FIXED INCOME PORTFOLIO

                                                                           INSTITUTIONAL CLASS
                                                           ----------------------------------------------------
                                                           SIX MONTHS ENDED           YEAR ENDED SEPTEMBER 30,
                                                             MARCH 31, 2004          --------------------------
SELECTED PER SHARE DATA AND RATIOS                              (UNAUDITED)               2003             2002
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   11.92             $    9.88         $   8.96
===============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.15+                 0.38+            0.39
  Net Realized and Unrealized Gain (Loss) on Investments            0.81                  1.66             0.53
---------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                0.96                  2.04             0.92
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            (1.59)                   --               --
  Net Realized Gain                                                   --                    --               --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (1.59)                   --               --
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $   11.29             $   11.92         $   9.88
===============================================================================================================
TOTAL RETURN                                                        8.43%++              20.65%           10.27%
===============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                          $ 143,552             $ 114,932         $ 94,474
Ratio of Expenses to Average Net Assets (1)                         0.59%*                0.56%            0.60%
Ratio of Net Investment Income to Average Net Assets (1)            2.62%*                3.51%            3.44%
Portfolio Turnover Rate                                                6%++                 41%              38%
---------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                             0.59%*                0.56%            0.60%
---------------------------------------------------------------------------------------------------------------

                                                                               INSTITUTIONAL CLASS
                                                                   ------------------------------------------
                                                                             YEAR ENDED SEPTEMBER 30,
                                                                   ------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                                     2001             2000             1999
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $   8.88        $   10.12        $   10.75
=============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.28+            0.35             0.34
  Net Realized and Unrealized Gain (Loss) on Investments               0.04            (1.15)           (0.41)
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   0.32            (0.80)           (0.07)
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                               (0.24)           (0.27)           (0.34)
  Net Realized Gain                                                      --            (0.17)           (0.22)
-------------------------------------------------------------------------------------------------------------
    Total Distributions                                               (0.24)           (0.44)           (0.56)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $   8.96        $    8.88        $   10.12
=============================================================================================================
TOTAL RETURN                                                           3.63%           (8.23)%          (0.93)%
=============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                              $ 77,363        $ 112,456        $ 125,981
Ratio of Expenses to Average Net Assets (1)                            0.55%            0.56%            0.52%
Ratio of Net Investment Income to Average Net Assets (1)               3.31%            3.76%            3.68%
Portfolio Turnover Rate                                                  71%              91%              64%
-------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                                0.55%            0.55%            0.52%
-------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
*    Annualized
++   Not Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004

FINANCIAL HIGHLIGHTS
LIMITED DURATION PORTFOLIO

                                                                            INSTITUTIONAL CLASS
                                                           ----------------------------------------------------
                                                           SIX MONTHS ENDED           YEAR ENDED SEPTEMBER 30,
                                                             MARCH 31, 2004          --------------------------
SELECTED PER SHARE DATA AND RATIOS                              (UNAUDITED)               2003             2002
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $   10.65            $   10.69        $   10.59
===============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                              0.12+                0.23+            0.39
  Net Realized and Unrealized Gain (Loss) on Investments               --                 0.05             0.14
---------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                 0.12                 0.28             0.53
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                             (0.13)               (0.27)           (0.43)
  Net Realized Gain                                                 (0.02)               (0.05)              --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                             (0.15)               (0.32)           (0.43)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $   10.62            $   10.65        $   10.69
===============================================================================================================
TOTAL RETURN                                                         1.17%++              2.65%            5.13%
===============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                           $ 846,755            $ 622,801        $ 429,937
Ratio of Expenses to Average Net Assets (1)                          0.42%*               0.43%            0.44%
Ratio of Net Investment Income to Average Net Assets (1)             2.27%*               2.17%            3.45%
Portfolio Turnover Rate                                                83%++^               68%              72%
---------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                              0.42%*               0.43%            0.44%
---------------------------------------------------------------------------------------------------------------

                                                                            INSTITUTIONAL CLASS
                                                               -------------------------------------------
                                                                          YEAR ENDED SEPTEMBER 30,
                                                               -------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                                  2001             2000             1999
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   10.17        $   10.18        $   10.54
==========================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.59             0.60             0.68
  Net Realized and Unrealized Gain (Loss) on Investments            0.42            (0.03)           (0.31)
----------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                1.01             0.57             0.37
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            (0.59)           (0.58)           (0.73)
  Net Realized Gain                                                   --               --               --
----------------------------------------------------------------------------------------------------------
    Total Distributions                                            (0.59)           (0.58)           (0.73)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $   10.59        $   10.17        $   10.18
==========================================================================================================
TOTAL RETURN                                                       10.23%            6.37%            3.61%
==========================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                          $ 224,358        $ 177,776        $ 161,538
Ratio of Expenses to Average Net Assets (1)                         0.43%            0.42%            0.41%
Ratio of Net Investment Income to Average Net Assets (1)            5.67%            6.61%            6.16%
Portfolio Turnover Rate                                               59%              57%             102%
----------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
    ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                             0.43%            0.41%            0.41%
----------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
*    Annualized
++   Not Annualized
^ The Portfolio's turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio's current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004

FINANCIAL HIGHLIGHTS
MUNICIPAL PORTFOLIO

                                                                            INSTITUTIONAL CLASS
                                                           ----------------------------------------------------
                                                           SIX MONTHS ENDED           YEAR ENDED SEPTEMBER 30,
                                                             MARCH 31, 2004          --------------------------
SELECTED PER SHARE DATA AND RATIOS                              (UNAUDITED)               2003             2002
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   12.53             $   12.49        $   12.14
===============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.20+                 0.50+            0.47
  Net Realized and Unrealized Gain (Loss) on Investments            0.12                 (0.01)            0.39
---------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                0.32                  0.49             0.86
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            (0.23)                (0.45)           (0.51)
  Net Realized Gain                                                   --                    --               --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (0.23)                (0.45)           (0.51)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $   12.62             $   12.53        $   12.49
===============================================================================================================
TOTAL RETURN                                                        2.37%++               4.19%            7.27%
===============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                          $ 370,958             $ 313,999        $ 245,257
Ratio of Expenses to Average Net Assets (1)                         0.50%*                0.50%            0.50%
Ratio of Net Investment Income to Average Net Assets (1)            3.15%*                4.01%            3.70%
Portfolio Turnover Rate                                               69%++^                 47%             72%
---------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratios Before Expenses Waived/Reimbursed by Adviser:
        Expenses to Average Net Assets                              0.51%*                0.51%            0.52%
        Net Investment Income to Average Net Assets                 3.14%*                4.00%            4.14%
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                             0.50%*                0.50%            0.50%
---------------------------------------------------------------------------------------------------------------

                                                                               INSTITUTIONAL CLASS
                                                                  -------------------------------------------
                                                                             YEAR ENDED SEPTEMBER 30,
                                                                  -------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                                     2001             2000             1999
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   11.43        $   11.39        $   11.96
=============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.48             0.62             0.55
  Net Realized and Unrealized Gain (Loss) on Investments               0.72             0.10            (0.53)
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   1.20             0.72             0.02
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                               (0.49)           (0.62)           (0.59)
  Net Realized Gain                                                      --            (0.06)              --
-------------------------------------------------------------------------------------------------------------
    Total Distributions                                               (0.49)           (0.68)           (0.59)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $   12.14        $   11.43        $   11.39
=============================================================================================================
TOTAL RETURN                                                          10.69%            6.66%            0.11%
=============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                             $ 164,504        $ 115,217        $ 121,917
Ratio of Expenses to Average Net Assets (1)                            0.51%            0.51%            0.51%
Ratio of Net Investment Income to Average Net Assets (1)               4.03%            5.51%            4.72%
Portfolio Turnover Rate                                                  70%              82%              88%
-------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratios Before Expenses Waived/Reimbursed by Adviser:
        Expenses to Average Net Assets                                 0.51%            0.51%            0.59%
        Net Investment Income to Average Net Assets                    4.65%            4.30%            3.85%
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                                0.50%            0.50%            0.50%
-------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
*    Annualized
++   Not Annualized
^ The Portfolio's turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio's current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004

FINANCIAL HIGHLIGHTS
BALANCED PORTFOLIO

                                                                            INSTITUTIONAL CLASS
                                                           ----------------------------------------------------
                                                           SIX MONTHS ENDED           YEAR ENDED SEPTEMBER 30,
                                                             MARCH 31, 2004          --------------------------
SELECTED PER SHARE DATA AND RATIOS                              (UNAUDITED)               2003             2002
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   10.15             $    8.78        $   10.60
===============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.10+                 0.21+            0.25+
  Net Realized and Unrealized Gain (Loss) on Investments            0.91                  1.47            (1.75)
---------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                1.01                  1.68            (1.50)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            (0.13)                (0.31)           (0.32)
  Net Realized Gain                                                   --                    --               --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (0.13)                (0.31)           (0.32)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $   11.03             $   10.15        $    8.78
===============================================================================================================
TOTAL RETURN                                                        9.99%++              19.48%          (14.60)%
===============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                          $ 204,435             $ 262,960        $ 250,796
Ratio of Expenses to Average Net Assets (1)                         0.62%*                0.60%            0.59%
Ratio of Net Investment Income to Average Net Assets (1)            1.77%*                2.17%            2.37%
Portfolio Turnover Rate                                              112%++^                84%             133%
---------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                             0.62%*                0.60%            0.59%
---------------------------------------------------------------------------------------------------------------

                                                                             INSTITUTIONAL CLASS
                                                                  -------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
                                                                  -------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                                     2001             2000             1999
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   13.37        $   13.83        $   13.46
=============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.35+            0.44+            0.45+
  Net Realized and Unrealized Gain (Loss) on Investments              (2.07)            1.45             1.71
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                  (1.72)            1.89             2.16
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                               (0.38)           (0.46)           (0.43)
  Net Realized Gain                                                   (0.67)           (1.89)           (1.36)
-------------------------------------------------------------------------------------------------------------
    Total Distributions                                               (1.05)           (2.35)           (1.79)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $   10.60        $   13.37        $   13.83
=============================================================================================================
TOTAL RETURN                                                         (13.51)%          14.75%           16.99%
=============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                             $ 397,666        $ 505,078        $ 341,886
Ratio of Expenses to Average Net Assets (1)                            0.58%            0.58%            0.58%
Ratio of Net Investment Income to Average Net Assets (1)               2.98%            3.29%            3.21%
Portfolio Turnover Rate                                                 157%             162%             111%
-------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                                0.57%            0.57%            0.57%
-------------------------------------------------------------------------------------------------------------

                                                                            INVESTMENT CLASS
                                                           ----------------------------------------------------
                                                           SIX MONTHS ENDED            YEAR ENDED SEPTEMBER 30,
                                                             MARCH 31, 2004            ------------------------
SELECTED PER SHARE DATA AND RATIOS                              (UNAUDITED)               2003             2002
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   10.13               $  8.76         $  10.61
===============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.09+                 0.18+            0.23+
  Net Realized and Unrealized Gain (Loss) on Investments            0.91                  1.48            (1.78)
---------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                1.00                  1.66            (1.55)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            (0.12)                (0.29)           (0.30)
  Net Realized Gain                                                   --                    --               --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (0.12)                (0.29)           (0.30)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $   11.01               $ 10.13         $   8.76
===============================================================================================================
TOTAL RETURN                                                        9.92%++              19.28%          (15.03)%
===============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                          $   3,020               $ 8,209         $  4,925
Ratio of Expenses to Average Net Assets (2)                         0.77%*                0.75%            0.74%
Ratio of Net Investment Income to Average Net Assets (2)            1.62%*                2.02%            2.22%
Portfolio Turnover Rate                                              112%++^                84%             133%
---------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Included
        Expense Offsets                                             0.77%*                0.75%            0.74%
---------------------------------------------------------------------------------------------------------------

                                                                                INVESTMENT CLASS
                                                                   ------------------------------------------
                                                                             YEAR ENDED SEPTEMBER 30,
                                                                   ------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                                     2001             2000             1999
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $  13.37          $ 13.82          $ 13.45
=============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.34+            0.42+            0.42+
  Net Realized and Unrealized Gain (Loss) on Investments              (2.08)            1.45             1.72
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                  (1.74)            1.87             2.14
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                               (0.35)           (0.43)           (0.41)
  Net Realized Gain                                                   (0.67)           (1.89)           (1.36)
-------------------------------------------------------------------------------------------------------------
    Total Distributions                                               (1.02)           (2.32)           (1.77)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $  10.61          $ 13.37          $ 13.82
=============================================================================================================
TOTAL RETURN                                                         (13.65)%          14.59%           16.84%
=============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                              $  6,284          $ 8,085          $   208
Ratio of Expenses to Average Net Assets (2)                            0.73%            0.73%            0.74%
Ratio of Net Investment Income to Average Net Assets (2)               2.83%            3.13%            3.03%
Portfolio Turnover Rate                                                 157%             162%             111%
-------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Included
        Expense Offsets                                                0.72%            0.72%            0.72%
-------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
*    Annualized
++   Not Annualized
^ The Portfolio's turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio's current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

March 31, 2004

FINANCIAL HIGHLIGHTS
BALANCED PORTFOLIO

                                                                            ADVISER CLASS
                                                           ----------------------------------------------------
                                                           SIX MONTHS ENDED            YEAR ENDED SEPTEMBER 30,
                                                             MARCH 31, 2004           -------------------------
SELECTED PER SHARE DATA AND RATIOS                              (UNAUDITED)               2003             2002
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   10.13              $   8.77         $  10.57
===============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.08+                 0.18+            0.22+
  Net Realized and Unrealized Gain (Loss) on Investments            0.92                  1.46            (1.74)
---------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                1.00                  1.64            (1.52)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            (0.12)                (0.28)           (0.28)
  Net Realized Gain                                                   --                    --               --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (0.12)                (0.28)           (0.28)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $   11.01              $  10.13         $   8.77
===============================================================================================================
TOTAL RETURN                                                        9.89%++              19.12%          (14.76)%
===============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                          $  59,748              $ 59,254         $ 51,761
Ratio of Expenses to Average Net Assets (1)                         0.87%*                0.85%            0.84%
Ratio of Net Investment Income to Average Net Assets (1)            1.52%*                1.92%            2.12%
Portfolio Turnover Rate                                              112%++^                84%             133%
---------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                             0.87%*                0.85%            0.84%
---------------------------------------------------------------------------------------------------------------

                                                                                 ADVISER CLASS
                                                                  ------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
                                                                  ------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                                    2001             2000             1999
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  13.34         $  13.80         $  13.43
============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                               0.33+            0.41+            0.42+
  Net Realized and Unrealized Gain (Loss) on Investments             (2.09)            1.44             1.71
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                 (1.76)            1.85             2.13
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                              (0.34)           (0.42)           (0.40)
  Net Realized Gain                                                  (0.67)           (1.89)           (1.36)
------------------------------------------------------------------------------------------------------------
    Total Distributions                                              (1.01)           (2.31)           (1.76)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $  10.57         $  13.34         $  13.80
============================================================================================================
TOTAL RETURN                                                        (13.79)%          14.46%           16.76%
============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                             $ 57,172         $ 33,928         $ 29,210
Ratio of Expenses to Average Net Assets (1)                           0.84%            0.83%            0.83%
Ratio of Net Investment Income to Average Net Assets (1)              2.77%            3.04%            2.97%
Portfolio Turnover Rate                                                157%             162%             111%
------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE NET
      ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets                                               0.83%            0.82%            0.82%
------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
*    Annualized
++   Not Annualized
^ The Portfolio's turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio's current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund is comprised of nineteen active portfolios. The accompanying financial statements and financial highlights are those of the Core Plus Fixed Income, Investment Grade Fixed Income, U.S. Core Fixed Income, Cash Reserves, High Yield, Intermediate Duration, International Fixed Income, Limited Duration, Municipal and Balanced Portfolios, all of which except the International Fixed Income Portfolio are considered diversified for purposes of the 1940 Act (each referred to as a "Portfolio"). The financial statements of the remaining portfolios of the Fund are presented separately.

The Fund offers up to three different classes of shares for certain Portfolios -- Institutional Class shares, Investment Class shares and Adviser Class shares. Each class of shares has identical voting rights (except shareholders of each Class have exclusive voting rights regarding any matter relating solely to that particular Class of shares), dividend, liquidation and other rights.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific security. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

   All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

   Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value as of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees.

2. REPURCHASE AGREEMENTS: Each Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements as discussed above.

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

3. FUTURES: Financial futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations. "Due from (to) Broker" includes initial margin and variation margin, as stated in the Statement of Net Assets.

   Futures contracts may be used by each Portfolio, except the Cash Reserves Portfolio, in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.

   Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

4. SECURITIES SOLD SHORT: Each Portfolio, except Cash Reserves Portfolio, may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid high grade debt obligations. In addition, the Portfolio will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

5. SWAP AGREEMENTS: Each Portfolio, except the Cash Reserves Portfolio, may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in "Due from (to) Broker" on the Statement of Net Assets. The following summarizes swaps entered into by the Portfolios:

   CREDIT DEFAULT SWAPS: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

   INTEREST RATE SWAPS: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

   TOTAL RETURN SWAPS: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

   Realized gains or losses on maturity or termination of swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the unrealized gain/loss reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net payments to be received, if any, at the date of default.

6. STRUCTURED INVESTMENTS: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, equity securities or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

7. DELAYED DELIVERY COMMITMENTS: Each Portfolio, except the Cash Reserves Portfolio, may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

8. PURCHASED OPTIONS: Certain Portfolios may purchase call and put options on their portfolio securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying instrument at the exercise price. The purchase of a call option might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the instrument at the exercise price. A Portfolio may purchase a put option to protect its holdings in the underlying instrument, or a similar instrument, against a substantial decline in the market value of such instrument by giving the Portfolio the right to sell the instrument at the option exercise price. Possible losses from purchased options cannot exceed the total amount invested.

9. FOREIGN CURRENCY TRANSLATION AND FOREIGN CURRENCY EXCHANGE CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

   A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the U.S. Core Fixed Income, Cash Reserves, and Limited Duration Portfolios) may enter into foreign currency exchange contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

   At March 31, 2004, the net assets of certain Portfolios were substantially comprised of foreign-currency denominated securities and foreign currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

   investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation, regulation of foreign securities markets and the possibility of political or economic instability.

10. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Interest income is recognized on the accrual basis.

   Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio has agreed to pay Morgan Stanley Investment Management Inc. ("MS Investment Management," formerly Morgan Stanley Investments LP, or the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, for investment advisory services performed at a fee calculated by applying a quarterly rate based on the annual percentage rate listed below, to each Portfolio's average daily net assets for the quarter.

                                                      VOLUNTARY EXPENSE LIMITATIONS
                                       ANNUAL    ------------------------------------------
                                    INVESTMENT    INSTITUTION     INVESTMENT        ADVISER
PORTFOLIO                        ADVISORY FEE           CLASS          CLASS          CLASS
-------------------------------------------------------------------------------------------
Core Plus Fixed Income                  0.375%             --%            --%            --%
Investment Grade Fixed
  Income                                0.375              --             --             --
U.S. Core Fixed Income                  0.375            0.50             --           0.75
Cash Reserves                           0.250            0.32           0.47             --
High Yield                              0.450              --             --             --
Intermediate Duration                   0.375              --             --             --
International Fixed
  Income                                0.375              --             --             --
Limited Duration                        0.300              --             --             --
Municipal                               0.375            0.50             --             --
Balanced                                0.450              --             --             --

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios for certain expenses so that annual operating expenses, after giving effect to custody fee offsets, will not exceed voluntary expense limitations established for each class of shares as presented in the table above.

Morgan Stanley Investment Management Limited ("MSIM Limited") serves as Sub-Adviser to the International Fixed Income Portfolio. MSIM Limited is a wholly-owned subsidiary of Morgan Stanley. Under an Investment Sub-Advisory Agreement with the Adviser, MSIM Limited, subject to the control and supervision of the Fund, its officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolio, makes certain day-to-day investment decisions for the Portfolio and places certain of the Portfolio's purchase and sales orders. The Adviser pays MSIM Limited on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. ADMINISTRATOR. MS Investment Management (the "Administrator") also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.08% of the average daily net assets of each Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. DISTRIBUTOR. Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, is the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in each Portfolio with distribution services, and receives fees in connection with these services, pursuant to separate Distribution and Shareholder Servicing Plans (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Adviser Class of shares pays an annual distribution fee of 0.25% of average net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays an annual shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MSDI. The distribution fee may be retained by MSDI if an Adviser Class shareholder invests directly through

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

MSDI. Usually the fees are paid by MSDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MSIFT Portfolios to the public. The Distributor has voluntarily agreed to waive 0.10% of the 0.25% distribution fee it is entitled to receive from the Adviser Class Shares' average daily net assets for the Investment Grade Fixed Income Portfolio.

E. CUSTODY. JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Portfolios have entered into an arrangement with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio's expenses. These custodian credits are shown as "expense offset" on the Statements of Operations.

F. PORTFOLIO INVESTMENT ACTIVITY.

1. PURCHASES AND SALES OF SECURITIES. For the six months ended March 31, 2004, purchases and sales of investment securities other than temporary cash investments and long-term U.S. government securities were:

                                       PURCHASES             SALES
PORTFOLIO                                  (000)             (000)
------------------------------------------------------------------
Core Plus Fixed Income                $5,742,709        $6,661,404
Investment Grade Fixed Income          1,105,405         1,239,359
U.S. Core Fixed Income                  $575,176          $735,682
High Yield                               118,006           191,113
Intermediate Duration                    135,893           157,330
International Fixed Income                 7,641             5,306
Limited Duration                         716,055           616,076
Municipal                                299,071           249,800
Balanced                                 313,749           392,909

   For the six months ended March 31, 2004, purchases and sales of long-term U.S. government securities were:

                                       PURCHASES             SALES
PORTFOLIO                                  (000)             (000)
------------------------------------------------------------------
Core Plus Fixed Income                  $222,129          $175,594
Investment Grade Fixed Income             55,548             6,495
U.S. Core Fixed Income                    52,280            83,445
Intermediate Duration                      6,793             8,406
Limited Duration                         130,037            16,356
Balanced                                  17,956            15,673

2. TRANSACTIONS WITH AFFILIATES: During the six months ended March 31, 2004, the Balanced Portfolio paid brokerage commissions of approximately $5,000 to Morgan Stanley & Co., an affiliated broker/dealer.

3. SWAP AGREEMENTS: At March 31, 2004, the following Portfolios had open Swap
   Agreements:

                                                                                                                    NET UNREALIZED
                               NOTIONAL                                                                               APPRECIATION
                 TERMINATION    AMOUNT                                                                              (DEPRECIATION)
COUNTERPARTY         DATE       (000)    TYPE  PAY                     RECEIVE                                               (000)
----------------------------------------------------------------------------------------------------------------------------------
CORE PLUS FIXED INCOME PORTFOLIO
Bank of America      4/30/04  $  29,500  TRS   3 month LIBOR           Index Return(1)                                $        894
                     6/30/04      7,300  TRS   3 month LIBOR           Index Return(1)                                          --
                     8/31/04     17,600  TRS   4 month LIBOR           Index Return(1)                                          --
                     8/31/04      2,000  TRS   3 month LIBOR           Index Return(1)                                         322
                     9/30/04    107,050  IRS   fixed rate of 2.3932%   3 month LIBOR                                          (643)
                     9/28/12     40,750  IRS   fixed rate of 4.4685%   3 month LIBOR                                        (1,413)
Citigroup            3/15/12     47,300  IRS   fixed rate of 5.99625%  3 month LIBOR                                        (6,905)
                     3/19/12     11,690  IRS   fixed rate of 6.0428%   3 month LIBOR                                        (1,745)
                     6/27/12     58,225  IRS   fixed rate of 5.3628%   3 month LIBOR                                        (5,888)
                     2/15/19      9,100  ZCS   at maturity             compounded 3 month LIBOR                                @--
                     5/15/19     10,200  ZCS   at maturity             compounded 3 month LIBOR less 7.125 bps                (207)
                    11/15/19      5,000  ZCS   at maturity             compounded 3 month LIBOR less 7.9 bps                  (125)
                     2/15/20     15,250  ZCS   at maturity             compounded 3 month LIBOR less 3.1 bps                   110
                     2/15/20     15,250  ZCS   at maturity             compounded 3 month LIBOR less 2.75 bps                  103
                     2/15/20     53,000  ZCS   at maturity             compounded 3 month LIBOR less 4.14 bps                   18
                     2/15/20     52,000  ZCS   at maturity             compounded 3 month LIBOR less 4.882 bps                 (91)
                     5/15/20     22,000  ZCS   at maturity             compounded 3 month LIBOR                                238
                     5/15/20     25,725  ZCS   at maturity             compounded 3 month LIBOR less 6 bps                    (216)
                     5/15/20    117,850  ZCS   at maturity             compounded 3 month LIBOR less 5.75 bps               (1,498)
                     5/15/20     20,350  ZCS   at maturity             compounded 3 month LIBOR less 3.1 bps                  (163)
                     8/15/20     18,000  ZCS   at maturity             compounded 3 month LIBOR less 7.25 bps                 (306)
                     2/15/21      8,250  ZCS   at maturity             compounded 3 month LIBOR less 7.25 bps                 (207)

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March 31, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

                                                                                                                    NET UNREALIZED
                               NOTIONAL                                                                               APPRECIATION
                 TERMINATION    AMOUNT                                                                              (DEPRECIATION)
COUNTERPARTY         DATE       (000)    TYPE  PAY                     RECEIVE                                               (000)
----------------------------------------------------------------------------------------------------------------------------------
CORE PLUS FIXED INCOME PORTFOLIO (CONT'D)
Citigroup            5/15/21  $   9,500  ZCS   at maturity             compounded 3 month LIBOR less 7.5 bps          $       (306)
                     5/15/21      9,700  ZCS   at maturity             compounded 3 month LIBOR less 7.75 bps                 (287)
                     5/15/21     10,000  ZCS   at maturity             compounded 3 month LIBOR less 7.5 bps                  (314)
                     5/15/21     46,300  ZCS   at maturity             compounded 3 month LIBOR less 3.75 bps                 (446)
                     5/15/21     23,150  ZCS   at maturity             compounded 3 month LIBOR less 4.5 bps                  (114)
                     5/15/21     23,100  ZCS   at maturity             compounded 3 month LIBOR less 3 bps                     611
                     5/15/21     16,000  ZCS   at maturity             compounded 3 month LIBOR less 4.5 bps                   581
                     5/15/21     10,440  ZCS   at maturity             compounded 3 month LIBOR less 7.25 bps                 (344)
                    11/15/21     23,150  ZCS   at maturity             compounded 3 month LIBOR less 4.25 bps                 (274)
                    11/15/21     23,150  ZCS   at maturity             compounded 3 month LIBOR less 4.5 bps                  (267)
                     2/15/22     14,500  ZCS   at maturity             compounded 3 month LIBOR                                120
                     8/15/22      3,500  ZCS   at maturity             compounded 3 month LIBOR less 7 bps                    (109)
                     8/15/22     12,000  ZCS   at maturity             compounded 3 month LIBOR                                137
                     2/15/23     11,750  ZCS   at maturity             compounded 3 month LIBOR                                 65
                     2/15/23     20,000  ZCS   at maturity             compounded 3 month LIBOR                               (237)
Credit Suisse First
  Boston             5/15/16     25,000  ZCS   at maturity             compounded 3 month LIBOR                               (371)
                     2/15/17     24,500  ZCS   at maturity             compounded 3 month LIBOR                                198
                     5/15/21     69,450  ZCS   at maturity             compounded 3 month LIBOR                               (843)
                     5/15/21     69,300  ZCS   at maturity             compounded 3 month LIBOR                               (316)
                     5/15/21     23,100  ZCS   at maturity             compounded 3 month LIBOR                                212
                    11/15/23     23,500  ZCS   at maturity             compounded 3 month LIBOR                                204
Deutsche Bank       11/14/07      5,000  CDS   fixed rate of 1.20%     upon the occurrence of a negative credit               (127)
                                                                        event(2)
Goldman Sachs        6/27/12     63,475  IRS   fixed rate of 5.3776%   3 month LIBOR                                        (6,485)
                     2/15/20      9,700  ZCS   at maturity             compounded 3 month LIBOR                               (306)
                     2/15/20     17,700  ZCS   at maturity             compounded 3 month LIBOR                                (15)
                     2/15/20      7,275  ZCS   at maturity             compounded 3 month LIBOR                                 (7)
                     5/15/20     10,000  ZCS   at maturity             compounded 3 month LIBOR                                 65
                     8/15/20     21,000  ZCS   at maturity             compounded 3 month LIBOR                                182
                     2/15/21     15,500  ZCS   at maturity             compounded 3 month LIBOR                               (146)
                    11/15/21     23,100  ZCS   at maturity             compounded 3 month LIBOR                                (82)
                    11/15/21     40,525  ZCS   at maturity             compounded 3 month LIBOR                               (482)
                     8/15/22     18,000  ZCS   at maturity             compounded 3 month LIBOR                               (485)
                    11/15/22     23,100  ZCS   at maturity             compounded 3 month LIBOR                                558
                                                                                                                      ------------
                                                                                                                           (27,152)
                                                                                                                      ============
INVESTMENT GRADE FIXED INCOME PORTFOLIO
Bank of America      4/30/04      2,750  TRS   3 month LIBOR           Index Return(1)                                          83
                     6/30/04      5,900  TRS   3 month LIBOR           Index Return(1)                                          --
                     8/31/04      7,600  TRS   3 month LIBOR           Index Return(1)                                         122
                     9/30/04     14,450  IRS   fixed rate of 2.3932%   3 month LIBOR                                           (87)
                     9/28/12      4,575  IRS   fixed rate of 4.4685%   3 month LIBOR                                          (159)
Citigroup            3/19/12      4,900  IRS   fixed rate of 6.0428%   3 month LIBOR                                          (731)
                     8/16/12      5,000  IRS   fixed rate of 4.55%     3 month LIBOR                                          (208)
                     2/15/19      6,000  ZCS   at maturity             compounded 3 month LIBOR                                @--
                     5/15/19      5,100  ZCS   at maturity             compounded 3 month LIBOR less 7.125 bps                (104)
                    11/15/19      2,000  ZCS   at maturity             compounded 3 month LIBOR less 7.9 bps                   (50)
                     2/15/20      4,600  ZCS   at maturity             compounded 3 month LIBOR less 3.1 bps                    33
                     2/15/20      4,600  ZCS   at maturity             compounded 3 month LIBOR less 2.75 bps                   31
                     2/15/20     16,100  ZCS   at maturity             compounded 3 month LIBOR less 4.14 bps                    5
                     2/15/20      6,425  ZCS   at maturity             compounded 3 month LIBOR less 4.882 bps                 (11)
                     5/15/20      3,500  ZCS   at maturity             compounded 3 month LIBOR                                 38
                     5/15/20      3,425  ZCS   at maturity             compounded 3 month LIBOR less 6 bps                     (29)
                     5/15/20      2,950  ZCS   at maturity             compounded 3 month LIBOR less 5.75 bps                  (37)
                     5/15/20      6,150  ZCS   at maturity             compounded 3 month LIBOR less 3.1 bps                   (49)

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                                                  March 31, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

                                                                                                                    NET UNREALIZED
                               NOTIONAL                                                                               APPRECIATION
                 TERMINATION    AMOUNT                                                                              (DEPRECIATION)
COUNTERPARTY         DATE       (000)    TYPE  PAY                     RECEIVE                                               (000)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED INCOME PORTFOLIO (CONT'D)
Citigroup            8/15/20  $   3,400  ZCS   at maturity             compounded 3 month LIBOR less 7.25 bps         $        (58)
                     2/15/21      1,500  ZCS   at maturity             compounded 3 month LIBOR less 7.25 bps                  (38)
                     5/15/21      1,850  ZCS   at maturity             compounded 3 month LIBOR less 7.5 bps                   (60)
                     5/15/21      1,950  ZCS   at maturity             compounded 3 month LIBOR less 7.75 bps                  (58)
                     5/15/21     16,000  ZCS   at maturity             compounded 3 month LIBOR less 8 bps                    (453)
                     5/15/21      2,700  ZCS   at maturity             compounded 3 month LIBOR less 7.5 bps                   (77)
                     5/15/21      2,700  ZCS   at maturity             compounded 3 month LIBOR less 7.5 bps                   (75)
                     5/15/21      5,000  ZCS   at maturity             compounded 3 month LIBOR less 7.5 bps                  (157)
                     5/15/21      2,040  ZCS   at maturity             compounded 3 month LIBOR less 7.25 bps.                 (67)
                     5/15/21      7,200  ZCS   at maturity             compounded 3 month LIBOR less 3.75 bps.                 (69)
                     5/15/21      3,600  ZCS   at maturity             compounded 3 month LIBOR less 4.5 bps                   (18)
                     5/15/21      3,475  ZCS   at maturity             compounded 3 month LIBOR less 3 bps                      92
                     5/15/21      5,000  ZCS   at maturity             compounded 3 month LIBOR less 4.5 bps                   182
                    11/15/21      3,600  ZCS   at maturity             compounded 3 month LIBOR less 4.5 bps                   (41)
                    11/15/21      5,350  ZCS   at maturity             compounded 3 month LIBOR less 3.7 bps                   (78)
                    11/15/21      3,600  ZCS   at maturity             compounded 3 month LIBOR less 4.25 bps                  (42)
                     2/15/22      3,000  ZCS   at maturity             compounded 3 month LIBOR                                 25
                     8/15/22      2,200  ZCS   at maturity             compounded 3 month LIBOR less 7 bps                     (68)
                     8/15/22      3,500  ZCS   at maturity             compounded 3 month LIBOR                                 40
                     2/15/23      5,000  ZCS   at maturity             compounded 3 month LIBOR                                 28
                     2/15/23      7,000  ZCS   at maturity             compounded 3 month LIBOR                                (83)
Credit Suisse First
  Boston             5/15/16      8,000  ZCS   at maturity             compounded 3 month LIBOR                               (119)
                     2/15/17      5,000  ZCS   at maturity             compounded 3 month LIBOR                                 41
                     5/15/21     10,800  ZCS   at maturity             compounded 3 month LIBOR                               (134)
                     5/15/21     10,425  ZCS   at maturity             compounded 3 month LIBOR                                (47)
                     5/15/21      3,475  ZCS   at maturity             compounded 3 month LIBOR                                 32
                    11/15/23      5,000  ZCS   at maturity             compounded 3 month LIBOR                                 43
Goldman Sachs        2/15/20      1,950  ZCS   at maturity             compounded 3 month LIBOR                                (51)
                     2/15/20      1,200  ZCS   at maturity             compounded 3 month LIBOR                                 (1)
                     2/15/20      2,550  ZCS   at maturity             compounded 3 month LIBOR                                 (2)
                     5/15/20        675  ZCS   at maturity             compounded 3 month LIBOR                                  4
                     8/15/20     11,000  ZCS   at maturity             compounded 3 month LIBOR                                 96
                     2/15/21      2,500  ZCS   at maturity             compounded 3 month LIBOR                                (89)
                    11/15/21      3,475  ZCS   at maturity             compounded 3 month LIBOR                                 84
                    11/15/21      6,325  ZCS   at maturity             compounded 3 month LIBOR                                (75)
                     8/15/22      3,400  ZCS   at maturity             compounded 3 month LIBOR                                (58)
                    11/15/22      3,475  ZCS   at maturity             compounded 3 month LIBOR                                (12)
Lehman Brothers     11/29/13     22,500  IRS   fixed rate of 4.585%    3 month LIBOR                                          (742)
Merrill Lynch        3/12/13      4,500  IRS   fixed rate of 4.03%     3 month LIBOR                                            14
                                                                                                                      ------------
                                                                                                                            (3,244)
                                                                                                                      ============
U.S. CORE FIXED INCOME PORTFOLIO
Bank of America      4/30/04      1,050  TRS   3 month LIBOR           Index Return(1)                                          32
                     6/30/04      2,200  TRS   3 month LIBOR           Index Return(1)                                          --
                     8/31/04      3,100  TRS   3 month LIBOR           Index Return(1)                                          50
                     9/30/04      8,350  IRS   fixed rate of 2.3932%   3 month LIBOR                                           (50)
                     9/28/12      3,850  IRS   fixed rate of 4.4685%   3 month LIBOR                                          (133)
Citigroup            2/15/19      2,750  ZCS   at maturity             compounded 3 month LIBOR                                @--
                    11/15/19      1,150  ZCS   at maturity             compounded 3 month LIBOR less 7.9 bps                   (29)
                     2/15/20      1,325  ZCS   at maturity             compounded 3 month LIBOR less 3.1 bps                   @--
                     2/15/20      1,325  ZCS   at maturity             compounded 3 month LIBOR less 2.75 bps                    9
                     5/15/20      1,750  ZCS   at maturity             compounded 3 month LIBOR                                 19
                     5/15/20      1,650  ZCS   at maturity             compounded 3 month LIBOR less 6 bps                     (14)
                     5/15/20      3,500  ZCS   at maturity             compounded 3 month LIBOR less 3.1 bps                   (28)

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March 31, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

                                                                                                                    NET UNREALIZED
                               NOTIONAL                                                                               APPRECIATION
                 TERMINATION    AMOUNT                                                                              (DEPRECIATION)
COUNTERPARTY         DATE       (000)    TYPE  PAY                     RECEIVE                                               (000)
----------------------------------------------------------------------------------------------------------------------------------
U.S. CORE FIXED INCOME PORTFOLIO (CONT'D)
Citigroup            5/15/20  $   9,750  ZCS   at maturity             compounded 3 month LIBOR less 5.75 bps         $       (124)
                     8/15/20      2,000  ZCS   at maturity             compounded 3 month LIBOR less 7.25 bps                  (34)
                     2/15/21      1,500  ZCS   at maturity             compounded 3 month LIBOR less 7.25 bps                  (38)
                     5/15/21      2,000  ZCS   at maturity             compounded 3 month LIBOR less 8 bps                     (56)
                     5/15/21      1,500  ZCS   at maturity             compounded 3 month LIBOR less 7.5 bps                   (43)
                     5/15/21      1,500  ZCS   at maturity             compounded 3 month LIBOR less 7.5 bps                   (41)
                     5/15/21      4,500  ZCS   at maturity             compounded 3 month LIBOR less 7.5 bps                  (141)
                     5/15/21      1,090  ZCS   at maturity             compounded 3 month LIBOR less 7.5 bps                   (35)
                     5/15/21      1,150  ZCS   at maturity             compounded 3 month LIBOR less 7.75 bps                  (34)
                     5/15/21      4,350  ZCS   at maturity             compounded 3 month LIBOR less 3.75 bps                  (42)
                     5/15/21      2,175  ZCS   at maturity             compounded 3 month LIBOR less 4.5 bps                   (11)
                     5/15/21      2,200  ZCS   at maturity             compounded 3 month LIBOR less 3 bps                      58
                     5/15/21      6,750  ZCS   at maturity             compounded 3 month LIBOR less 4.5 bps                   246
                     5/15/21      1,190  ZCS   at maturity             compounded 3 month LIBOR less 7.25 bps                  (39)
                    11/15/21      2,175  ZCS   at maturity             compounded 3 month LIBOR less 4.5 bps                   (25)
                    11/15/21      2,175  ZCS   at maturity             compounded 3 month LIBOR less 4.25 bps                  (26)
                     2/15/22      1,000  ZCS   at maturity             compounded 3 month LIBOR                                  8
                     8/15/22      1,900  ZCS   at maturity             compounded 3 month LIBOR less 7 bps                     (59)
                     8/15/22      2,000  ZCS   at maturity             compounded 3 month LIBOR                                 23
                     2/15/23      1,000  ZCS   at maturity             compounded 3 month LIBOR                                  6
                     2/15/23      1,500  ZCS   at maturity             compounded 3 month LIBOR                                (18)
Credit Suisse First
  Boston             5/15/16      1,000  ZCS   at maturity             compounded 3 month LIBOR                                (15)
                     2/15/17      2,000  ZCS   at maturity             compounded 3 month LIBOR                                 16
                     5/15/21      2,200  ZCS   at maturity             compounded 3 month LIBOR                                 20
                    11/15/23      2,750  ZCS   at maturity             compounded 3 month LIBOR                                 24
Goldman Sachs       10/22/12        550  IRS   fixed rate of 4.754%    3 month LIBOR                                           (30)
                     2/15/20      1,150  ZCS   at maturity             compounded 3 month LIBOR                                (30)
                     2/15/20      1,100  ZCS   at maturity             compounded 3 month LIBOR                                 (1)
                     2/15/20      1,175  ZCS   at maturity             compounded 3 month LIBOR                                 (1)
                     5/15/20        675  ZCS   at maturity             compounded 3 month LIBOR                                  4
                     2/15/21        500  ZCS   at maturity             compounded 3 month LIBOR                                 (5)
                    11/15/21      2,200  ZCS   at maturity             compounded 3 month LIBOR                                 53
                    11/15/21      3,800  ZCS   at maturity             compounded 3 month LIBOR                                (45)
                     8/15/22      2,000  ZCS   at maturity             compounded 3 month LIBOR                                (34)
                    11/15/22      2,200  ZCS   at maturity             compounded 3 month LIBOR                                 (8)
Lehman Brothers     11/29/13      9,000  IRS   fixed rate of 4.585%    3 month LIBOR                                          (297)
Merrill Lynch        3/12/13      2,250  IRS   fixed rate of 4.03%     3 month LIBOR                                             7
                                                                                                                      ------------
                                                                                                                              (911)
                                                                                                                      ============
INTERMEDIATE DURATION PORTFOLIO
Bank of America      4/30/04      1,475  TRS   3 month LIBOR           Index Return(1)                                          45
                     8/31/04      1,500  TRS   4 month LIBOR           Index Return(1)                                          --
Citigroup            3/15/12        850  IRS   fixed rate of 5.99625%  3 month LIBOR                                          (124)
                     3/19/12      1,350  IRS   fixed rate of 6.0428%   3 month LIBOR                                          (202)
                    11/27/12      6,800  IRS   fixed rate of 4.6165%   3 month LIBOR                                          (299)
                                                                                                                      ------------
                                                                                                                              (580)
                                                                                                                      ============
MUNICIPAL PORTFOLIO
Citigroup            5/15/19      5,000  ZCS   at maturity             compounded 3 month LIBOR less 7.125 bps                (102)
                     5/15/20      8,000  ZCS   at maturity             compounded 3 month LIBOR                                 86
                     8/15/20      5,000  ZCS   at maturity             compounded 3 month LIBOR less 6.25 bps                  (29)
                     5/15/21      5,000  ZCS   at maturity             compounded 3 month LIBOR less 7.75 bps                 (156)
                     5/15/21        640  ZCS   at maturity             compounded 3 month LIBOR less 7.5 bps                   (21)
                     5/15/21        700  ZCS   at maturity             compounded 3 month LIBOR less 7.25 bps                  (23)
                     2/15/22      4,000  ZCS   at maturity             compounded 3 month LIBOR                                 33

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

                                                                                                                    NET UNREALIZED
                               NOTIONAL                                                                               APPRECIATION
                 TERMINATION    AMOUNT                                                                              (DEPRECIATION)
COUNTERPARTY         DATE       (000)    TYPE  PAY                     RECEIVE                                               (000)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL PORTFOLIO (CONT'D)
Citigroup            8/15/22  $   5,000  ZCS   at maturity             compounded 3 month LIBOR less 7 bps            $       (123)
                     8/15/22      5,000  ZCS   at maturity             compounded 3 month LIBOR                                 57
                     2/15/23      3,000  ZCS   at maturity             compounded 3 month LIBOR                                 17
                     6/16/23     35,000  IRS   fixed rate of 4.396%    3 month LIBOR                                         1,196
Goldman Sachs        2/15/21      5,000  ZCS   at maturity             compounded 3 month LIBOR                               (178)
                     2/15/22     50,000  ZCS   at maturity             compounded 3 month LIBOR                               (600)
                                                                                                                      ------------
                                                                                                                               157
                                                                                                                      ============
BALANCED PORTFOLIO
Bank of America      4/30/04        750  TRS   3 month LIBOR           Index Return(1)                                          23
                     8/31/04        400  TRS   4 month LIBOR           Index Return(1)                                          --
                     8/31/04        750  TRS   3 month LIBOR           Index Return(1)                                          12
                     6/30/04        400  TRS   3 month LIBOR           Index Return(1)                                          --
                     9/30/04      2,850  IRS   fixed rate of 2.3932%   3 month LIBOR                                           (17)
                     9/28/12        950  IRS   fixed rate of 4.4685%   3 month LIBOR                                           (33)
Citigroup            3/19/12        635  IRS   fixed rate of 6.0428%   3 month LIBOR                                           (95)
                     6/27/12      1,075  IRS   fixed Rate of 5.3628%   3 month LIBOR                                          (109)
                     6/28/12      1,750  IRS   fixed Rate of 5.2133%   3 month LIBOR                                          (158)
                     8/16/12        930  IRS   fixed Rate of 4.55%     3 month LIBOR                                           (39)
                     2/15/19        900  ZCS   at maturity             compounded 3 month LIBOR                                 --
                     5/15/19        800  ZCS   at maturity             compounded 3 month LIBOR less 7.125 bps                 (16)
                    11/15/19        300  ZCS   at maturity             compounded 3 month LIBOR less 7.9 bps                    (7)
                     5/15/20        500  ZCS   at maturity             compounded 3 month LIBOR                                  5
                     5/15/20      1,025  ZCS   at maturity             compounded 3 month LIBOR less 3.1 bps                    (8)
                     8/15/20        550  ZCS   at maturity             compounded 3 month LIBOR less 7.25 bps                   (9)
                     2/15/21        400  ZCS   at maturity             compounded 3 month LIBOR less 7.25 bps                  (10)
                     5/15/21      2,500  ZCS   at maturity             compounded 3 month LIBOR less 8 bps                     (71)
                     5/15/21        400  ZCS   at maturity             compounded 3 month LIBOR less 7.5 bps                   (11)
                     5/15/21        400  ZCS   at maturity             compounded 3 month LIBOR less 7.5 bps                   (11)
                     5/15/21      1,000  ZCS   at maturity             compounded 3 month LIBOR less 7.5 bps                   (31)
                     5/15/21      1,150  ZCS   at maturity             compounded 3 month LIBOR less 3.75 bps                  (11)
                     5/15/21        575  ZCS   at maturity             compounded 3 month LIBOR less 4.5 bps                    (3)
                     5/15/21        575  ZCS   at maturity             compounded 3 month LIBOR less 3 bps                      15
                     5/15/21        290  ZCS   at maturity             compounded 3 month LIBOR less 7.5 bps                    (9)
                     5/15/21        310  ZCS   at maturity             compounded 3 month LIBOR less 7.75 bps                   (9)
                     5/15/21        320  ZCS   at maturity             compounded 3 month LIBOR less 7.25 bps                  (10)
                    11/15/21        575  ZCS   at maturity             compounded 3 month LIBOR less 4.5 bps                    (7)
                    11/15/21        875  ZCS   at maturity             compounded 3 month LIBOR less 3.7 bps                   (13)
                    11/15/21        575  ZCS   at maturity             compounded 3 month LIBOR less 4.25 bps                   (7)
                     2/15/22        400  ZCS   at maturity             compounded 3 month LIBOR                                  3
                     8/15/22        400  ZCS   at maturity             compounded 3 month LIBOR less 7 bps                     (12)
                     8/15/22        250  ZCS   at maturity             compounded 3 month LIBOR                                  3
                     2/15/23        250  ZCS   at maturity             compounded 3 month LIBOR                                  1
                     2/15/23        500  ZCS   at maturity             compounded 3 month LIBOR                                 (6)
Credit Suisse First
  Boston             5/15/16        500  ZCS   at maturity             compounded 3 month LIBOR                                 (7)
                     2/15/17        750  ZCS   at maturity             compounded 3 month LIBOR                                  6
                     5/15/21      1,725  ZCS   at maturity             compounded 3 month LIBOR                                 (8)
                     5/15/21      1,725  ZCS   at maturity             compounded 3 month LIBOR                                (21)
                     5/15/21        575  ZCS   at maturity             compounded 3 month LIBOR                                  5
                    11/15/23        750  ZCS   at maturity             compounded 3 month LIBOR                                  6
Goldman Sachs        2/15/20        310  ZCS   at maturity             compounded 3 month LIBOR                                (10)
                     2/15/20      2,550  ZCS   at maturity             compounded 3 month LIBOR                                 (2)
                     2/15/20      1,175  ZCS   at maturity             compounded 3 month LIBOR                                 (1)
                     5/15/20        950  ZCS   at maturity             compounded 3 month LIBOR                                  6

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

                                                                                                                    NET UNREALIZED
                               NOTIONAL                                                                               APPRECIATION
                 TERMINATION    AMOUNT                                                                              (DEPRECIATION)
COUNTERPARTY         DATE       (000)    TYPE  PAY                     RECEIVE                                               (000)
----------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO (CONT'D)
Goldman Sachs        2/15/21  $     400  ZCS   at maturity             compounded 3 month LIBOR                       $        (14)
                     2/15/21      1,175  ZCS   at maturity             compounded 3 month LIBOR                                (11)
                     2/15/21      1,000  ZCS   at maturity             compounded 3 month LIBOR                                (13)
                    11/15/21        575  ZCS   at maturity             compounded 3 month LIBOR                                 (2)
                    11/15/21      1,000  ZCS   at maturity             compounded 3 month LIBOR                                (12)
                     8/15/22        550  ZCS   at maturity             compounded 3 month LIBOR                                 (9)
                    11/15/22        575  ZCS   at maturity             compounded 3 month LIBOR                                 14
Merrill Lynch        3/12/13        750  IRS   fixed rate of 4.03%     3 month LIBOR                                             2
                                                                                                                      ------------
                                                                                                                              (721)
                                                                                                                      ============

   (1) Receive if positive (pay if negative), the total rate of return on the Banc of America Securities LLC AAA 10-year Commercial Mortgage-Backed Securities Daily Index.

   (2) Payment of $1,000,000 or $10,000,000, in the event of a missed payment or bankruptcy by the issuer, respectively, of Cooper Tire and Rubber Co., 7.75% Bond Maturing 12/15/2009.

   bps  -- Basis Points
   CDS  -- Credit Default Swap
   IRS  -- Interest Rate Swap
   TRS  -- Total Return Swap
   ZCS  -- Zero Coupon Interest Rate Swap
   @    -- Amount is less than $500.

G. SECURITIES LENDING. Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. the Portfolio retains a portion of the income derived from these investments, which is included in the Statement of Operations in interest income. Risk in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower. The value of loaned securities and related collateral outstanding at March 31, 2004 are as follows:

                                          VALUE OF
                                            LOANED          VALUE OF
                                        SECURITIES        COLLATERAL
PORTFOLIO                                    (000)             (000)
--------------------------------------------------------------------
Core Plus Fixed Income                    $240,671          $244,704
Investment Grade Fixed Income              120,597           122,836
U.S. Core Fixed Income                      44,950            45,810
High Yield                                  67,588            68,625
Balanced                                    12,131            12,353

The following Portfolios had income from securities lending (after rebates to borrowers and allocation to the securities lending agent):

                                                        NET INTEREST
                                                           EARNED BY
                                                           PORTFOLIO
PORTFOLIO                                                       (000)
--------------------------------------------------------------------
Core Plus Fixed Income                                          $287
Investment Grade Fixed Income                                     59
U.S. Core Fixed Income                                            35
High Yield                                                        65
Balanced                                                          17

H. FEDERAL INCOME TAXES. It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly except for those of the Cash Reserves Portfolio which are declared daily and

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

paid monthly and Intermediate Duration, Limited Duration and Municipal Portfolios which are declared and paid monthly. Net realized capital gains are distributed at least annually.

The tax character of the Municipal Portfolio's ordinary income distributions include tax exempt as well as taxable components. The undistributed ordinary income for the Municipal Portfolio includes tax exempt as well as taxable components.

The tax character for distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2003 and 2002 were as follows:

                                                2003                 2002
                                            DISTRIBUTIONS       DISTRIBUTIONS
                                              PAID FROM:          PAID FROM:
                                       --------------------------------------
                                        ORDINARY      LONG-TERM      ORDINARY
                                          INCOME   CAPITAL GAIN        INCOME
PORTFOLIO                                  (000)          (000)         (000)
-----------------------------------------------------------------------------
Core Plus Fixed Income                  $267,294         $   --      $261,898
Investment Grade Fixed Income             28,788            666        17,261
U.S. Core Fixed Income                    20,574            199        11,282
Cash Reserves                              1,432             --         2,539
High Yield                                24,256             --        81,395
Intermediate Duration                      6,936          1,160         4,621
Limited Duration                          14,833            688        11,264
Municipal                                 10,489             --         8,022
Balanced                                  10,117             --        13,362

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post October losses. Permanent differences are generally due to REIT adjustments, gain (loss) on in-kind redemptions, foreign currency transactions and gains on certain equity securities designated as issued by "passive foreign investment companies".

Permanent book and tax basis differences may result in reclassifications to undistributed (distributions in excess of) net investment income and paid-in capital.

At September 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                     UNDISTRIBUTED    UNDISTRIBUTED
                                          ORDINARY        LONG-TERM
                                            INCOME     CAPITAL GAIN
PORTFOLIO                                    (000)            (000)
-------------------------------------------------------------------
Core Plus Fixed Income                  $42,991            $--
Investment Grade Fixed Income             6,776             --
U.S. Core Fixed Income                    4,367             --
Cash Reserves                               105             --
High Yield                                6,651             --
Intermediate Duration                       731             --
International Fixed Income               13,791             --
Limited Duration                          1,417             --
Municipal                                 1,292             --
Balanced                                  2,116             --

At March 31, 2004, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                                                        NET UNREALIZED
                                                                          APPRECIATION
                                    COST   APPRECIATION   DEPRECIATION  (DEPRECIATION)
PORTFOLIO                          (000)          (000)          (000)           (000)
--------------------------------------------------------------------------------------
Core Plus Fixed
  Income                      $3,205,176       $103,917       $(61,788)        $42,129
Investment Grade
  Fixed Income                   724,103         21,362         (5,744)         15,618
U.S. Core Fixed
  Income                         285,251          7,609         (3,264)          4,345
Cash Reserves                     33,204             --             --              --
High Yield                       376,966         22,810        (46,116)        (23,306)
Intermediate
  Duration                       139,448          3,609           (563)          3,046
International Fixed
  Income                         121,481         17,216            (38)         17,178
Limited Duration                 887,884         11,015           (302)         10,713
Municipal                        386,632         21,302         (1,762)         19,540
Balanced                         259,746         41,746         (3,046)         38,700

At September 30, 2003, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

                                             EXPIRATION DATE SEPTEMBER 30,
                                                         (000)
                            ---------------------------------------------------------------
PORTFOLIO                     2007       2008       2009       2010        2011     TOTAL
-------------------------------------------------------------------------------------------
Core Plus Fixed
  Income                        $ --   $     --   $     --   $     --    $53,942    $53,942
Investment Grade
  Fixed Income                    --         --         --         --         --         --
U.S. Core Fixed
  Income                          --         --         --         --         --         --
Cash Reserves                     --         --         --         --          5          5
High Yield                       718     12,236     26,962     20,212    183,778    243,906
Intermediate
  Duration                        --         --         --         --        280        280
International
  Fixed Income                    --         --      1,259         57         --      1,316
Limited Duration                  --         --                    --         --         --
Municipal                         --         --        281         --        171        452
Balanced                          --         --      4,254     38,924     40,947     84,125

2004 SEMI-ANNUAL REPORT

March 31, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

In addition to the $243,906,000 in unused capital losses attributed to the High Yield Portfolio in the table above, approximately $63,437,000 has been brought forward as a result of the Portfolio's merger with the MSIF High Yield II Portfolio. The utilization of the capital loss carryforward in subsequent years may be limited pursuant to sections 382 and 383 of the Internal Revenue Code. This acquired capital loss carryforward is expected to expire between 2006-2011.

To the extent that capital loss carryover is used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2003, the following Portfolios elected to defer capital and currency losses occurring between November 1, 2002 and September 30, 2003 up to the following amounts:

                                                  POST-OCTOBER
                                               ------------------
                                                CAPITAL  CURRENCY
                                                 LOSSES    LOSSES
PORTFOLIO                                         (000)     (000)
-----------------------------------------------------------------
Core Plus Fixed Income                         $  2,277     $ --
Investment Grade Fixed Income                       658        8
U.S. Core Fixed Income                            3,967       --
Cash Reserves                                        --       --
High Yield                                      206,433      446
Intermediate Duration                               269        3
International Fixed Income                           --       --
Limited Duration                                    463       --
Municipal                                         5,315       --
Balanced                                          8,434       --

I. OTHER. The High Yield Portfolio's net assets are substantially comprised of high yield fixed income securities. The financial condition of an issuer of these securities and general economic and industry specific conditions may affect an issuer's ability to make payments of income and principal on these securities and ultimately impact their valuation.

A portion of the securities of the Municipal Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At March 31, 2004, approximately 52.8% of the net assets of the Municipal Portfolio are covered by such insurance. Listed below are the insurers that insure obligations constituting more than 10% of the Portfolio's net assets:

                                                   % OF
                                        PORTFOLIO'S NET
INSURERS                                         ASSETS
---------------------------------------------------------
MBIA                                               15.1 %
AMBAC                                              11.8
FGIC                                               12.2
FSA                                                10.4

At March 31, 2004, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

                                             PERCENTAGE OF OWNERSHIP
                                -----------------------------------------------
                                  INSTITUTIONAL     INVESTMENT         ADVISER
PORTFOLIO                                 CLASS          CLASS           CLASS
------------------------------------------------------------------------------
Core Plus Fixed Income                  33.8%          86.5%           91.2%
Investment Grade Fixed Income           63.0             --            51.5
U.S. Core Fixed Income                  82.2           91.3              --
Cash Reserves                           43.2          100.0              --
High Yield                              49.6           94.5            74.6
Intermediate Duration                   85.7           99.0              --
International Fixed Income              83.3             --              --
Limited Duration                        86.0             --              --
Municipal                               43.7             --              --
Balanced                                74.8           98.3            91.0

J. SUBSEQUENT EVENTS. Effective April 21, 2004, Philip J. Purcell resigned from the Board of Trustees.

On April 21, 2004, the Fund's Board of Trustees unanimously decided to liquidate the Cash Reserves Portfolio. The Portfolio will make its final distribution of liquidation proceeds on May 27, 2004.

                                                  2004 SEMI-ANNUAL REPORT

                                                  March 31, 2004 (unaudited)

TRUSTEE AND OFFICER INFORMATION

TRUSTEES

Michael Bozic

Charles A. Fiumefreddo

Edwin J. Garn

Wayne E. Hedien

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid


INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020

DISTRIBUTOR
Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899

CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017

OFFICERS

Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

James W. Garrett
TREASURER AND CHIEF FINANCIAL OFFICER

Michael J. Leary
ASSISTANT TREASURER

Mary E. Mullin
SECRETARY

LEGAL COUNSEL

Clifford Chance US LLP
220 Park Avenue
New York, NY 10166

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072


This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(800) 354-8185.

Additionally, a description of the Trust's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 354-8185.

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

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.


Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020
Investment Adviser: (610) 940-5000 - MSIF Trust (800) 354-8185

(C) 2004 Morgan Stanley


[MORGON STANLEY LOGO]                                        930-fibalseman-0404

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE FOR SEMIANNUAL REPORTS.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE FOR SEMIANNUAL REPORTS.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

NOT APPLICABLE FOR SEMIANNUAL REPORTS.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

NOT APPLICABLE FOR SEMIANNUAL REPORTS.


ITEM 6. [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE FOR SEMIANNUAL REPORTS.


ITEM 8. [RESERVED.]


ITEM 9 - CONTROLS AND PROCEDURES

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.


Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A SEPARATE CERTIFICATION FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT ARE ATTACHED HERETO AS PART OF EX-99.CERT.

   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Morgan Stanley Institutional Fund Trust


By:     /s/ Ronald E. Robison
Name:   Ronald E. Robison
Title:  Principal Executive Officer
Date:   May 18, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Ronald E. Robison
Name:   Ronald E. Robison
Title:  Principal Executive Officer
Date:   May 18, 2004

By:     /s/ James W. Garrett
Name:   James W. Garrett
Title:  Principal Financial Officer
Date:   May 18, 2004